[GRAPHIC]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust for the six-month period ended June 30, 1999.

In the United States, strong economic growth and dramatically rising interest rates marked the first half of 1999. The strong economic growth heightened fears about the prospect for higher inflation, but the Federal Reserve tempered some of those concerns when it increased its short-term lending rate at the conclusion of its mid year Federal Open Market Committee meeting on June 30.

The United States stock market posted gains during the period. Continuing a trend, the gains in the stock market during the first quarter were driven by stocks of large capitalization companies. The market shifted dramatically in the second quarter, when small- and mid-cap stocks significantly outperformed large-cap stocks, and the focus changed from growth stocks to value stocks.

The dramatic rise in interest rates created an unfavorable environment for U.S. bonds during the first half of the year. Higher interest rates affected all market sectors as Treasuries, mortgages and corporates all posted negative returns during the period. Lower credit quality bonds performed better than the higher credit quality bonds.

International stock markets strengthened during the period, supported by economic recoveries in Asia and the emerging markets. European markets held steady.

The JNL Series Trust offers a selection of Series, each with its own investment objective and strategies. The performance of each Series is influenced by its investment objective and the investment style of its money manager, as well as the market environment. We hope that the selection of Series in the JNL Series Trust allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance of the JNL Series Trust.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
President

JNL SERIES TRUST
JNL/Alger Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   229,178,476
                                              ===============

Investments in securities, at value .......   $   283,586,673
Receivables:
   Dividends and interest .................            59,937
   Fund shares sold .......................           949,524
   Investment securities sold .............         7,564,449
Collateral for securities loaned ..........        14,321,146
                                              ---------------
TOTAL ASSETS ..............................       306,481,729
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............           196,085
   Administrative fees ....................            20,111
   Fund shares redeemed ...................            39,972
   Investment securities purchased ........        17,352,533
Return of collateral for securities loaned         14,321,146
                                              ---------------
TOTAL LIABILITIES .........................        31,929,847
                                              ---------------
NET ASSETS ................................   $   274,551,882
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   190,404,573
Undistributed net investment loss .........          (328,476)
Accumulated net realized gain
   on investments .........................        30,067,588
Net unrealized appreciation on investments         54,408,197
                                              ===============
NET ASSETS ................................   $   274,551,882
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        12,454,567
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         22.04
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       376,870
   Interest ...............................           384,248
   Securities lending income ..............            11,513
   Foreign tax withholding ................            (4,214)
                                              ---------------
TOTAL INVESTMENT INCOME ...................           768,417
                                              ---------------

EXPENSES
   Investment advisory fees ...............           994,857
   Administrative fees ....................           102,036
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,096,893
                                              ---------------
NET INVESTMENT LOSS .......................          (328,476)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........        20,060,401

Net change in unrealized appreciation
   on investments .........................        11,724,002
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        31,784,403
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $    31,455,927
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Alger Growth Series

Statements of Changes in Net Assets (Unaudited)


                                                                     SIX MONTHS
                                                                       ENDED           YEAR ENDED
                                                                      JUNE 30,        DECEMBER 31,
                                                                        1999              1998
                                                                   ----------------  ----------------

OPERATIONS
  Net investment loss ...........................................  $      (328,476)  $       (27,820)
  Net realized gain on investments ..............................       20,060,401        15,637,621
  Net change in unrealized appreciation on investments ..........       11,724,002        30,926,299
                                                                   ----------------  ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................       31,455,927        46,536,100
                                                                   ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ....................................                -                 -
  From net realized gains on investment transactions ............                -        (6,697,670)
                                                                   ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................                -        (6,697,670)
                                                                   ----------------  ----------------

SHARE TRANSACTIONS
  Proceeds from the sale of shares ..............................       99,747,309        71,371,106
  Reinvestment of distributions .................................                -         6,697,670
  Cost of shares redeemed .......................................      (21,599,653)      (38,835,754)
                                                                   ----------------  ----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..............       78,147,656        39,233,022
                                                                   ----------------  ----------------

NET INCREASE IN NET ASSETS ......................................      109,603,583        79,071,452

NET ASSETS BEGINNING OF PERIOD ..................................      164,948,299        85,876,847
                                                                   ----------------  ----------------

NET ASSETS END OF PERIOD ........................................  $   274,551,882   $   164,948,299
                                                                   ================  ================

UNDISTRIBUTED NET INVESTMENT LOSS ...............................  $      (328,476)  $             -
                                                                   ================  ================

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Alger Growth Series

Financial Highlights (Unaudited)


                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,      OCTOBER 16,
                                                           ENDED                                         1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------

Selected Per Share Data

Net asset value, beginning of period ...................   $     18.95  $        13.56  $       11.16  $       10.38  $      10.00
                                                           -----------     -----------     ----------     ----------     ---------
Income from operations:
Net investment income (loss) ...........................         (0.02)             --          (0.01)            --            --
Net realized and unrealized gains on investments .......          3.11            6.20           2.93           0.78          0.38
                                                           -----------     -----------     ----------     ----------     ---------
   Total income from operations ........................          3.09            6.20           2.92           0.78          0.38
                                                           -----------     -----------     ----------     ----------     ---------

Less distributions
From net investment income .............................            --              --             --             --            --
From net realized gains on investment transactions .....            --           (0.81)         (0.52)            --            --
                                                           -----------     -----------     ----------     ----------     ---------
   Total distributions .................................            --           (0.81)         (0.52)            --            --
                                                           -----------     -----------     ----------     ----------     ---------
   Net increase ........................................          3.09            5.39           2.40           0.78          0.38
                                                           -----------     -----------     ----------     ----------     ---------

Net asset value, end of period .........................   $     22.04  $        18.95  $       13.56  $       11.16  $      10.38
                                                           ===========     ===========     ==========     ==========     =========

Total Return (a) .......................................         16.36%          45.66%         26.20%          7.51%         3.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $   274,552     $   164,948     $   85,877     $   38,252     $   8,649
Ratio of net operating expenses to average net
  assets (b) (c) .......................................          1.08%           1.06%          1.10%          1.07%         1.03%

Ratio of net investment loss to
  average net assets (b) (c) ...........................         (0.32)%         (0.02)%        (0.07)%        (0.02)%       (0.17)%
Portfolio turnover .....................................         75.03%         121.39%        125.44%         59.92%        50.85%

Ratio information assuming no expense reimbursement
Ratio of net operating expenses to average
  net assets (b) .......................................          1.08%           1.06%          1.10%          1.19%         1.89%
Ratio of net investment loss to average
  net assets (b) .......................................         (0.32)%         (0.02)%        (0.07)%        (0.14)%       (1.03)%
------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                     MARKET
                                      SHARES          VALUE
                                      ------          -----
COMMON STOCKS - 91.83%

ADVERTISING - 0.48%
   Omnicom Group Inc. ..............    16,900    $1,352,000

AEROSPACE & DEFENSE - 4.29%
   AlliedSignal Inc. ...............    63,400     3,994,200
   United Technologies Corp. .......   113,900     8,165,206
                                                 -------------
                                                  12,159,406

AIRLINES - 0.33%
   Southwest Airlines Co. ..........    30,500       949,312

BANKS - 2.54%
   Bank of America Corp. (c) .......    47,800     3,504,338
   Mercantile Bancorp Inc. .........    20,000     1,142,500
   State Street Corp. ..............    30,100     2,569,787
                                                 -------------
                                                   7,216,625

BIOTECHNOLOGY - 2.53%
   Amgen Inc. (a) ..................   117,900     7,177,163

COMPUTERS - 9.04%
   Cisco Systems Inc. (a) ..........   129,550     8,331,684
   Ceridian Corp. (a) ..............    67,500     2,206,406
   Dell Computer Corp. (a) .........   107,500     3,977,500
   International Business Machines
   Corp. ...........................    43,100     5,570,675
   Sun Microsystems Inc. (a) .......    80,700     5,558,213
                                                 -------------
                                                  25,644,478

DIVERSIFIED FINANCIAL SERVICES - 9.47%
   American Express Co. ............    14,200     1,847,775
   Citigroup Inc. ..................   174,750     8,300,625
   Federal Home Loan Mortgage Corp.     47,400     2,749,200
   Goldman Sachs Group Inc. (a) ....    19,600     1,416,100
   Household International Inc. ....    82,500     3,908,438
   Morgan Stanley Dean Witter & Co. ....84,200     8,630,500
                                                 -------------
                                                  26,852,638

ELECTRONICS - 1.97%
   Linear Technology Corp. .........    41,200     2,770,700
   Solectron Corp. (a) .............    21,900     1,460,456
   Teradyne Inc. (a) ...............    19,000     1,363,250
                                                 -------------
                                                   5,594,406

FOOD - 5.32%
   Kroger Co. (a) ..................   252,200     7,045,838
   Safeway Inc. (a) ................   162,400     8,038,800
                                                 -------------
                                                  15,084,638

HEALTHCARE - 1.99%
   Boston Scientific Corp. (a) .....   128,300     5,637,181

INSURANCE - 2.73%
   American International Group
   Inc. ............................    66,185     7,747,782

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS (CONTINUED)

LEISURE TIME  - 1.61%
   Carnival Corp. ..................    40,000    $1,940,000
   Harley - Davidson Inc. ..........    48,000     2,610,000
                                                 -------------
                                                   4,550,000

MANUFACTURING - 4.61%
   Corning Inc. ....................    63,000     4,417,875
   Tyco International Ltd. .........    91,440     8,663,940
                                                 -------------
                                                  13,081,815

MEDIA - 3.98%
   Comcast Corp. - Class A (a) .....    82,000     3,151,875
   Cox Communications Inc. - Class
   A (a)............................    29,800     1,097,012
   MediaOne Group Inc. (a) .........    94,600     7,035,875
                                                 -------------
                                                  11,284,762

OIL & GAS PRODUCERS - 0.81%
   Haliburton Co. ..................    50,500     2,285,125

PHARMACEUTICALS - 3.14%
   Pfizer Inc. .....................    11,100     1,218,225
   SmithKline Beecham Plc - ADR ....    32,400     2,140,425
   Warner-Lambert Co. ..............    80,000     5,550,000
                                                 -------------
                                                   8,908,650

RETAIL - 9.82%
   Abercrombie & Fitch Co. - Class
   A (a)............................    26,200     1,257,600
   Amazon.com Inc. (a) (c) .........    20,300     2,540,039
   Best Buy Co. Inc. (a) ...........    20,400     1,377,000
   Costco Cos. Inc. (a) (c) ........    34,000     2,722,125
   eBay Inc. (a) (c) ...............    14,300     2,164,662
   Home Depot Inc. (c) .............   103,500     6,669,281
   Office Depot Inc. (a) ...........   117,200     2,585,725
   Staples Inc. (a) ................    76,200     2,357,437
   Starbucks Corp. (a) .............    38,300     1,438,644
   Wal-Mart Stores Inc. ............    98,000     4,728,500
                                                 -------------
                                                  27,841,013

SEMICONDUCTORS - 8.50%
   Altera Corp. (a) ................    32,000     1,178,000
   Applied Materials Inc. (a) ......   120,000     8,865,000
   Intel Corp. .....................    68,900     4,099,550
   Motorola Inc. ...................    69,200     6,556,700
   Texas Instruments Inc. ..........     9,700     1,396,800
   Xilinx Inc. (a) .................    35,000     2,003,750
                                                 -------------
                                                  24,099,800

SOFTWARE - 10.70%
   America Online Inc. (a) .........    76,000     8,398,000
   At Home Corp. (a) (c) ...........    65,786     3,548,332
   Broadcast.com Inc. (a) (c) ......    16,700     2,230,494
   IMS Health Inc. (c) .............   119,000     3,718,750
   Intuit Inc. (a) (c) .............    17,600     1,586,200
   Microsoft Corp. (a) .............   120,500    10,867,594
                                                 -------------
                                                  30,349,370

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----

COMMON STOCK (CONTINUED)

TELECOMMUNICATIONS - 5.88%
   Frontier Corp. ..................    74,500    $4,395,500
   Lucent Technologies Inc. ........    19,935     1,344,367
   MCI Worldcom Inc. (a) ...........    93,600     8,055,450
   Nextel Communications Inc. (a)
   (c) .............................    28,200     1,415,287
   SBC Communications Inc. .........    25,000     1,450,000
                                                 -------------
                                                  16,660,604

TEXTILES - 1.12%
   Cintas Corp. ....................    47,200     3,171,250

TRANSPORTATION - 0.97%
   Kansas City Southern Industries
   Inc. ............................    39,000     2,763,081
                                                 -------------

        Total Common Stocks
           (cost  $206,002,902) ....             260,411,099
                                                 -------------

                                     PRINCIPAL        MARKET
                                        AMOUNT         VALUE
                                        ------         -----

SHORT TERM INVESTMENTS - 8.17%

COMMERCIAL PAPER - 6.83%
   Anstra Corp., 5.35%,
   07/12/1999 ....................  $5,000,000    $4,991,825
   Eagle Funding Corp., 5.35%,
   07/16/1999.....................   5,000,000     4,988,855
   Merrill Lynch Corp., 5.25%,
   07/12/1999.....................   5,000,000     4,991,979
   Toyota Credit De Puerto Rico,
   5.05%, 07/16/1999 .............   4,400,000     4,390,742
                                                 -------------
                                                  19,363,401

MONEY MARKET FUND - 1.34%
   SSgA Money Market Fund, 4.83%
   (b) ............................  3,812,173     3,812,173
                                                 -------------

     Total Short Term Investments
       (cost $23,175,574) ..........              23,175,574
                                                 -------------

TOTAL INVESTMENTS  - 100%
   (cost $229,178,476) .............             $283,586,673
                                                 =============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $230,347,270 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $55,791,421, the gross unrealized depreciation was $2,552,018 and the net unrealized appreciation on investments was $53,239,403.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Alliance Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    8,644,112
                                              ===============

Investments in securities, at value .......   $    10,042,113
Receivables:
   Dividends and interest .................             5,824
   Investment securities sold .............            19,375
   Fund shares sold .......................            25,697
                                              ---------------
TOTAL ASSETS ..............................        10,093,009
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             5,574
   Administrative fees ....................               719
   Fund shares redeemed ...................               321
   Investment securities purchased ........           239,088
                                              ---------------
TOTAL LIABILITIES .........................           245,702
                                              ===============
NET ASSETS ................................   $     9,847,307
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     8,159,135
Undistributed net investment loss .........            (3,603)
Accumulated net realized gain
   on investments .........................           293,774
Net unrealized appreciation on investments          1,398,001
                                              ===============
NET ASSETS.................................   $     9,847,307
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           644,317
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
REDEMPTION PRICE PER SHARE ................   $         15.28
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        20,111
   Interest ...............................             5,033
   Foreign tax withholding ................              (419)
                                              ---------------
TOTAL INVESTMENT INCOME ...................            24,725
                                              ---------------

EXPENSES
   Investment advisory fees ...............            25,090
   Administrative fees ....................             3,238
                                              ---------------
TOTAL OPERATING EXPENSES ..................            28,328
                                              ---------------
NET INVESTMENT LOSS .......................            (3,603)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           327,059
Net change in unrealized appreciation on
   investments ............................           579,247
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           906,306
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       902,703
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Alliance Growth Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                                SIX MONTHS            MARCH 2,
                                                                                                  ENDED               1998* TO
                                                                                                 JUNE 30,            DECEMBER 31,
                                                                                                   1999                  1998
                                                                                               -----------------  ------------------
Operations
Net investment loss ..............................................................             $    (3,603)             $    (1,968)
Net realized gain (loss) on investments ..........................................                 327,059                  (31,317)
Net change in unrealized appreciation on investments .............................                 579,247                  818,754
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 902,703                  785,469
                                                                                               -----------              -----------

Distributions to shareholders
From net investment income .......................................................                      --                       --
From net realized gains on investment transactions ...............................                      --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                      --                       --
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               5,731,336                5,288,197
Reinvestment of distributions ....................................................                      --                       --
Cost of shares redeemed ..........................................................              (1,359,937)              (1,500,461)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               4,371,399                3,787,736
                                                                                               -----------              -----------

Net increase in net assets .......................................................               5,274,102                4,573,205

Net assets beginning of period ...................................................               4,573,205                       --

Net assets end of period .........................................................             $ 9,847,307              $ 4,573,205
                                                                                               ===========              ===========

Undistributed net investment loss ................................................             $    (3,603)             $        --
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Alliance Growth Series

Financial Highlights (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                                SIX MONTHS            MARCH 2,
                                                                                                  ENDED               1998* TO
                                                                                                 JUNE 30,            DECEMBER 31,
                                                                                                   1999                  1998
                                                                                               -----------------  ------------------

Selected Per Share Data

Net asset value, beginning of period .................................................            $      13.28         $     10.00
                                                                                                  ------------         ------------
Income from operations:
Net investment loss ..................................................................                   (0.01)              (0.01)
Net realized and unrealized gains on investments .....................................                    2.01                3.29
                                                                                                  ------------         ------------
Total income from operations .........................................................                    2.00                3.28
                                                                                                  ------------         ------------

Less distributions:
From net investment income ...........................................................                      --                  --
From net realized gains on investment transactions ...................................                      --                  --
                                                                                                  ------------         ------------
Total distributions ..................................................................                      --                  --
                                                                                                  ------------         ------------
Net increase .........................................................................                    2.00                3.28
                                                                                                  ------------         ------------

Net asset value, end of period .......................................................            $      15.28         $     13.28
                                                                                                  ============         ============

Total Return (a) .....................................................................                   15.06%              32.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............................................            $      9,847         $     4,573
Ratio of net operating expenses to average net assets (b) (c) ........................                    0.88%               0.93%
Ratio of net investment loss to average net assets (b) (c) ...........................                   (0.11)%             (0.08)%
Portfolio turnover ...................................................................                   37.49%             136.69%

Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) ............................                    0.88%               2.13%
Ratio of net investment loss to average net assets (b) ...............................                   (0.11)%             (1.28)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Advisor's expense reimbursement.


                     See notes to the financial statements.

                        JNL/ALLIANCE GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS -- 95.53%

AIRLINES -- 0.73%
   Continental Airlines Inc. -
   Class B (a) .....................     1,600   $  60,200
   UAL Corp. (a) ...................       200      13,000
                                                 -----------
                                                    73,200

AEROSPACE & DEFENSE -- 1.50%
   United Technologies Corp. .......     2,100     150,544

AUTO MANUFACTURERS -- 0.85%
   General Motors Corp. ............     1,300      85,800

AUTO PARTS & EQUIPMENT -- 0.00%
   Delphi Automotive Systems Corp...         1          10

BANKS -- 3.04%
   Bank of America Corp. ...........     2,200     161,287
   Bank One Corp. ..................     2,200     131,038
   Fifth Third Bancorp .............       200      13,312
                                                 -----------
                                                   305,637

COMMERCIAL SERVICES -- 1.09%
   McKesson HBOC Inc................     3,400     109,225

COMPUTERS -- 10.61%
   Cisco Systems Inc. (a) ..........     4,400     282,975
   Dell Computer Corp. (a) .........    12,500     462,500
   EMC Corp. (a) ...................     3,000     165,000
   International Business Machines
   Corp.............................     1,200     155,100
                                                 -----------
                                                 1,065,575

COSMETICS & PERSONAL CARE --  0.30%
   Colgate-Palmolive Co. ...........       300      29,625

DIVERSIFIED FINANCIAL SERVICES --
16.96%
   Associates First Capital Corp. -
   Class A..........................     6,500     288,031
   C.I.T Group Inc. - Class A ......       500      14,437
   Citigroup Inc. ..................     3,550     168,625
   Federal Home Loan Mortgage Corp.      3,300     168,200
   Federal National Mortgage
   Association......................     1,500      98,413
   Goldman Sachs Group Inc..........       800      57,800
   Household International Inc. ....     1,100      52,113
   MBNA Corp. ......................     9,000     275,625
   Merrill Lynch & Co. Inc. ........     2,000     159,875
   Morgan Stanley Dean Witter & Co.      3,400     348,500
   Newcourt Credit Group Inc. ......     5,500      71,156
                                                 -----------
                                                 1,702,775

ELECTRONICS -- 0.46%
   Solectron Corp. (a)..............       700      46,681

ENVIRONMENTAL CONTROL - 0.70%
   Waste Management Inc. ...........     1,300      69,875

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

FOOD --  2.45%
   Kroger Co. (a) ..................     5,800   $ 162,038
   Safeway Inc. (a) ................     1,700      84,150
                                                 -----------
                                                   246,188

INSURANCE -- 1.52%
   American International Group
   Inc. ............................     1,300     152,182

MANUFACTURING -- 4.44%
   Tyco International Ltd. .........     4,701     445,420

MEDIA -- 7.77%
   Clear Channel Communications
   Inc. (a).........................     1,600     110,300
   Gannett Co. Inc. ................     1,100      78,513
   AT&T - Liberty Media Group (a) ..     6,200     227,850
   MediaOne Group Inc. (a) .........     3,800     282,625
   Time Warner Inc. ................     1,100      80,850
                                                 -----------
                                                   780,138

PHARMACEUTICALS -- 10.61%
   Bristol-Myers Squibb Co. ........     3,600     253,575
   Cardinal Health Inc..............       900      57,713
   Pfizer Inc. .....................     2,200     241,450
   Schering-Plough Corp. ...........     6,400     339,200
   Warner - Lambert Co. ............     2,500     173,438
                                                 -----------
                                                 1,065,376

RETAIL -- 12.93%
   Best Buy Co. (a) ................       800      54,000
   Costco Cos. Inc. (a) ............     2,000     160,125
   Gap Inc. ........................     4,800     241,800
   Home Depot Inc. .................     6,100     393,068
   Kohl's Corp. (a) ................       700      54,031
   Lowe's Cos. Inc. ................     4,700     266,431
   Starbucks Corp. .................       100       3,756
   Wal-Mart Stores Inc. ............     2,600     125,450
                                                 -----------
                                                 1,298,661

SEMICONDUCTORS -- 3.32%
   Intel Corp. .....................     5,600     333,200

SOFTWARE -- 2.95%
   America Online Inc. (a) .........       600      66,300
   IMS Health Inc. .................     1,300      40,625
   Microsoft Corp. (a) .............     2,100     189,394
                                                 -----------
                                                   296,319

TELECOMMUNICATIONS -- 13.30%
   Lucent Technologies Inc. ........     3,615     243,787
   MCI WorldCom Inc. (a) ...........     3,600     309,825
   Nokia Corp. - ADR................     6,500     595,155
   Vodafone Airtouch PLC - ADR......       950     187,150
                                                 -----------
                                                 1,335,917
                                                 -----------

     Total Common Stocks
      (cost $8,194,347) ............             9,592,348
                                                 -----------


                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
SHORT TERM INVESTMENTS -- 4.47%

MONEY MARKET FUND -- 4.47%
   SSgA Money Market Fund, 4.83%
   (b) .............................   449,765   $ 449,765
                                                 -----------

     Total Short Term Investments
       (cost $449,765) .............               449,765
                                                 -----------

TOTAL INVESTMENTS -- 100%
   (cost $8,644,112) ...............           $10,042,113
                                               =============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.

Based on the cost of investments of $8,686,870 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $1,620,643, the gross unrealized depreciation was $265,400 and the net unrealized appreciation on investments was $1,355,243.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle Core Equity Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    54,985,249
                                              ===============

Investments in securities, at value .......   $    63,619,627
Receivables:
   Dividends and interest .................            66,992
   Fund shares sold .......................           132,346
   Investment securities sold .............         1,275,121
Collateral for securities loaned ..........         2,708,379
                                              ---------------
TOTAL ASSETS ..............................        67,802,465
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............            42,375
   Administrative fees ....................             4,743
   Foreign tax expense ....................                14
   Fund shares redeemed ...................             5,529
   Investment securities purchased ........         2,025,597
Return of collateral for securities loaned          2,708,379
                                              ---------------
TOTAL LIABILITIES .........................         4,786,637
                                              ===============
NET ASSETS ................................   $    63,015,828
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    51,773,086
Undistributed net investment income .......           243,307
Accumulated net realized gain on                    2,365,057
investments
Net unrealized appreciation on investments          8,634,378
                                              ---------------
NET ASSETS ................................   $    63,015,828
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         3,535,072
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         17.83
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       372,644
   Interest ...............................            83,637
   Security lending income ................             9,262
   Foreign tax withholding ................            (4,751)
                                              ---------------
TOTAL INVESTMENT INCOME ...................           460,792
                                              ---------------

EXPENSES
   Investment advisory fees ...............           214,439
   Administrative fees ....................            23,904
                                              ---------------
TOTAL OPERATING EXPENSES ..................           238,343
                                              ---------------
NET INVESTMENT INCOME .....................           222,449
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on:
   Investments ............................         3,229,215
   Options written ........................            20,260
Net change in unrealized appreciation
   (depreciation) on:
   Investments ............................         2,656,221
   Options written ........................            (3,443)
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         5,902,253
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $     6,124,702
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle Core Equity Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                    SIX MONTHS
                                                                                                      ENDED             YEAR ENDED
                                                                                                     JUNE 30,          DECEMBER 31,
                                                                                                       1999                1998
                                                                                                  ----------------  ----------------

Operations
Net investment income ............................................................            $    222,449             $    241,013
Net realized gain (loss) on:
   Investments ...................................................................               3,229,215                 (870,107)
   Options written ...............................................................                  20,260                   (7,111)
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................................               2,656,221                4,476,032
   Foreign currency related items ................................................                    --                         (2)
   Options written ...............................................................                  (3,443)                   2,986
                                                                                              ------------             ------------
Net increase in net assets from operations .......................................               6,124,702                3,842,811
                                                                                              ------------             ------------

Distributions to shareholders
From net investment income .......................................................                    --                   (220,267)
From net realized gains on investment transactions ...............................                    --                    (43,918)
Total distributions to shareholders ..............................................                    --                   (264,185)

Share transactions
Proceeds from the sale of shares .................................................              32,160,405               28,178,113
Reinvestment of distributions ....................................................                    --                    264,185
Cost of shares redeemed ..........................................................             (12,437,961)              (6,748,710)
                                                                                              ------------             ------------
Net increase in net assets from share transactions ...............................              19,722,444               21,693,588
                                                                                              ------------             ------------

Net increase in net assets .......................................................              25,847,146               25,272,214

Net assets beginning of period ...................................................              37,168,682               11,896,468
                                                                                              ------------             ------------

Net assets end of period .........................................................            $ 63,015,828             $ 37,168,682
                                                                                              ============             ============

Undistributed net investment income ..............................................            $    243,307             $     20,858
                                                                                              ============             ============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle Core Equity Series

Financial Highlights (Unaudited)


                                                                                                                      PERIOD FROM
                                                                  SIX MONTHS                                         SEPTEMBER 16,
                                                                    ENDED                                               1996* TO
                                                                   JUNE 30,           YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                                                ----------------------------------
                                                                     1999              1998             1997              1996
                                                              ----------------- ----------------- ---------------- -----------------

Selected Per Share Data

Net asset value, beginning of period .........................      $     15.91    $     13.75     $       10.62     $      10.00
                                                                    -----------    -----------     -------------     ------------
Income from operations:
Net investment income ........................................             0.06           0.10              0.08             0.03
Net realized and unrealized gains on investments and
  foreign currency related items .............................             1.86           2.17              3.35             0.62
                                                                    -----------    -----------     -------------     ------------
Total income from operations .................................             1.92           2.27              3.43             0.65
                                                                    -----------    -----------     -------------     ------------

Less distributions:
From net investment income ...................................               --          (0.09)            (0.08)           (0.03)
From net realized gains on investment transactions ...........               --          (0.02)            (0.22)              --
                                                                    -----------    -----------     -------------     ------------
Total distributions ..........................................               --          (0.11)            (0.30)           (0.03)
                                                                    -----------    -----------     -------------     ------------
Net increase .................................................             1.92           2.16              3.13             0.62
                                                                    -----------    -----------     -------------     ------------

Net asset value, end of period ...............................      $     17.83    $     15.91     $       13.75     $      10.62
                                                                    ===========    ===========     =============     ============

Total Return (a) .............................................            12.07%         16.54%            32.35%            6.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .....................      $    63,016    $    37,169     $      11,896     $      1,954
Ratio of net operating expenses to average net
  assets (b) (c) .............................................             1.00%          1.05%             1.05%            1.05%

Ratio of net investment income to average net
  assets (b) (c) .............................................             0.93%          1.07%             1.00%            1.10%

Portfolio turnover ...........................................            36.23%         67.04%            51.48%            1.36%


Ratio information assuming no expense
reimbursement  or fees paid indirectly:
Ratio of net operating expenses to average
  net assets (b) .............................................             1.00%          1.17%             1.54%            4.57%
Ratio of net investment income (loss) to
  average net assets (b) .....................................             0.93%          0.95%             0.51%           (2.42)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS - 87.18%

ADVERTISING - 1.95%
   Omnicom Group Inc. ..............    15,500  $1,240,000

AEROSPACE & DEFENSE - 1.00%
   Raytheon Co. - Class B ..........     9,000     633,375

BANKS - 6.73%
   Bank of America Corp. (c) .......     4,000     293,250
   Bank One Corp. ..................    13,000     774,313
   Chase Manhattan Corp. ...........     9,500     822,937
   First Union Corp. ...............    20,600     968,200
   Fleet Financial Group Inc. ......    22,500     998,437
   Jefferson-Pilot Corp. ...........       800      98,400
   Mellon Bank Corp. ...............     9,000     327,375
                                                 -----------
                                                 4,282,912

BEVERAGES - 0.44%
   PepsiCo Inc. ....................     7,200     278,550

CHEMICALS - 1.42%
   Dow Chemical Co. ................     2,300     291,813
   DuPont E.I. De Nemours Co. ......     9,000     614,812
                                                 -----------
                                                   906,625

COMMERCIAL SERVICES - 0.38%
   Paychex Inc. ....................     7,500     239,063

COMPUTERS - 5.63%
   Cisco Systems Inc. (a) ..........    24,400   1,569,225
   Electronic Data Systems Corp. ...    14,800     837,125
   International Business Machines
   Corp. ...........................     9,100   1,176,175
                                                 -----------
                                                 3,582,525

DIVERSIFIED FINANCIAL SERVICES -
7.64%
   American Express Co. ............     4,600     598,575
   Charles Schwab Corp. ............     4,400     483,450
   Citigroup Inc. ..................    11,700     555,750
   Federal Home Loan Mortgage Corp.
   (c)..............................    24,000   1,392,000
   Lehman Brothers Holdings Inc. ...     4,500     280,125
   Morgan Stanley Dean Witter & Co.      6,000     615,750
   SLM Holding Corp. (c) ...........    15,000     687,187
   TD Waterhouse Group Inc. (a) ....    10,000     250,625
                                                 -----------
                                                 4,863,462

ELECTRIC - 1.02%
   Florida Progress Corp. ..........     7,800     322,238
   Sierra Pacific Resources ........     9,000     327,375
                                                 -----------
                                                   649,613

ELECTRONICS - 3.23%
   Honeywell Inc. ..................     6,000     695,250
   Koninklijke Philips Electronics
   NV (c) ..........................     5,520     556,830
   Solectron Corp. (a) (c) .........    12,000     800,250
                                                 -----------
                                                 2,052,330

ENVIRONMENTAL CONTROL - 1.21%
   Waste Management Inc. ...........    14,300     768,625

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

FOOD - 1.32%
   ConAgra Inc. ....................     5,000   $ 133,125
   H. J. Heinz Co. .................     7,000     350,875
   SYSCO Corp. .....................    12,000     357,750
                                                 -----------
                                                   841,750

FOREST PRODUCTS & PAPER - 1.19%
   International Paper Co. .........    12,000     606,000
   Schweitzer-Mauduit International
   Inc. ............................    10,000     150,000
                                                 -----------
                                                   756,000

HEALTHCARE - 4.09%
   Bausch & Lomb Inc. ..............    10,300     787,950
   Columbia/HCA Healthcare Corp. ...    21,000     479,063
   Guidant Corp. (a) ...............    14,000     720,125
   Lifepoint Hospitals Inc. (a) (c)      1,105      14,848
   Medtronic Inc....................     7,500     584,062
   Triad Hospitals Inc. (a) (c) ....     1,105      14,918
                                                 -----------
                                                 2,600,966

HOUSEHOLD PRODUCTS - 1.86%
   Clorox Co. ......................     2,700     288,394
   Fortune Brands Inc. .............    16,300     674,412
   Libbey Inc. .....................     7,500     217,500
                                                 -----------
                                                 1,180,306

INSURANCE - 4.06%
   Aetna Inc. ......................     7,000     626,063
   Allstate Corp. ..................    18,400     660,100
   American International Group
   Inc. ............................     7,700     901,381
   SAFECO Corp. ....................     9,000     397,125
                                                 -----------
                                                 2,584,669

IRON & STEEL - 1.17%
   Allegheny Teledyne Inc. .........    33,000     746,625

MACHINERY - 0.94%
   Caterpillar Inc..................    10,000     600,000

MANUFACTURING - 3.87%
   General Electric Co. ............    12,000   1,356,000
   Harsco Corp. ....................    10,000     320,000
   Minnesota Mining & Manufacturing
   Co. .............................     6,000     521,625
   Pall Corp........................    12,000     266,250
                                                 -----------
                                                 2,463,875

MEDIA - 0.95%
   Time Warner Inc. ................     8,200     602,700

OIL & GAS PRODUCERS - 8.46%
   BP Amoco Plc - ADR ..............     9,000     976,500
   Enron Corp. .....................     3,100     253,425
   Exxon Corp. .....................     7,200     555,300
   MCN Energy Group Inc. ...........    26,000     539,500
   Mobil Corp. .....................     3,000     297,000
   Royal Dutch Petroleum Co. - NYS .    10,000     602,500
   Sonat Inc. ......................    12,200     404,125


                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

OIL & GAS PRODUCERS (CONTINUED)
   Sunoco Inc. .....................    14,000   $ 422,625
   UGI Corp. .......................    17,000     343,187
   Unocal Corp. (c) ................     6,300     249,638
   Wicor Inc. ......................    15,000     419,062
   Williams Cos. Inc. ..............     7,500     319,219
                                                 -----------
                                                 5,382,081

PHARMACEUTICALS - 7.87%
   American Home Products Corp. ....     6,500     373,750
   Bristol-Myers Squibb Co. ........    18,400   1,296,050
   Johnson & Johnson ...............     2,700     264,600
   Merck & Co. Inc. ................     6,000     444,000
   Pfizer Inc. .....................     7,500     823,125
   Pharmacia & Upjohn Inc. .........    11,200     636,300
   Schering-Plough Corp. ...........    20,000   1,060,000
   Warner-Lambert Co. ..............     1,600     111,000
                                                 -----------
                                                 5,008,825

REAL ESTATE - 1.66%
   Boston Properties Inc. ..........     4,500     161,437
   Centertrust Retail Properties
   Inc. ............................     9,500     111,625
   Nationwide Health Properties
   Inc. ............................     8,000     152,500
   Prologis Trust ..................     8,000     162,000
     Public Storage Inc. ...........     5,000     140,000
   Simon Property Group Inc. .......     6,000     152,250
   Sun Communities Inc. ............     4,900     173,950
                                                 -----------
                                                 1,053,762

RETAIL - 4.80%
   Federated Department Stores Inc.
   (a) .............................    15,200     804,650
   Home Depot Inc. (c) .............    10,500     676,594
   Intimate Brands Inc. (c) ........     5,500     260,563
   Kohl's Corp. (a) ................     5,400     416,812
   Wal-Mart Stores Inc. ............    18,500     892,625
                                                 -----------
                                                 3,051,244

SAVINGS AND LOANS - 1.11%
     Washington Mutual Inc. ........    20,000     707,500

SEMICONDUCTORS - 1.81%
      Microchip Technology Inc. (a)      9,000     426,375
      Texas Instruments Inc. .......     5,000     725,000
                                                 -----------
                                                 1,151,375

SOFTWARE - 5.19%
   America Online Inc. (a) .........     3,700     408,850
   First Data Corp. ................    21,700   1,061,944
   Microsoft Corp. (a) .............    16,000   1,443,000
   Oracle Corp. (a) ................    10,400     386,100
                                                 -----------
                                                 3,299,894

TELECOMMUNICATIONS - 4.42%
   ALLTEL Corp. ....................     5,000     357,500
   BellSouth Corp. .................     8,000     375,000
   GTE Corp. .......................     4,500     340,875
   Juniper Networks Inc. (a) .......     1,100     163,900
   MCI WorldCom Inc. (a) ...........     9,900     852,019

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
   SBC Communications Inc. .........    12,500   $ 725,000
                                                 -----------
                                                 2,814,294

TOBACCO - 1.18%
   Philip Morris Cos. Inc. .........     8,900     357,669
   UST Inc. ........................    13,500     394,875
                                                 -----------
                                                   752,544

WATER - 0.58%
   American Water Works Co. Inc. ...    12,000     369,000
                                                 -----------

     Total Common Stocks
       (cost $46,928,904) ..........            55,464,490
                                                 -----------

PREFERRED STOCKS - 2.79%

COMMERCIAL SERVICES - 0.43%
     Carriage Service Capital
     Trust  .......................      5,000     275,625

COSMETICS & PERSONAL CARE - 0.44%
   Estee Lauder  ...................     3,000     282,750

DIVERSIFIED FINANCIAL SERVICES -
0.98%
   Kmart Financing I ...............     4,500     263,250
   Wendy's Financing I .............     6,000     363,000
                                                 -----------
                                                   626,250

ELECTRIC - 0.26%
   Houston Industries Inc. .........     1,400     166,950

HOLDING COMPANIES - DIVERSIFIED -
0.51%
   Ralston Purina Group ............     7,000     325,500

OIL & GAS PRODUCERS - 0.17%
   MCN Energy Group Inc. (c) .......     2,700     105,637
                                                 -----------

     Total Preferred Stocks
       (cost $1,688,831) ...........             1,782,712
                                                 -----------

                                     PRINCIPAL
                                        AMOUNT
                                        ------
CORPORATE BONDS - 1.08%

AUTO PARTS & EQUIPMENT - 0.31%
    Magna International Inc.,
    4.875%, 02/15/2005 ............. $ 200,000     196,250

COMMERCIAL SERVICES - 0.18%
    Interim Services Inc., 4.50%,
      06/01/2005 ...................   135,000     114,244

HEALTHCARE - 0.20%
    Alpharma Inc., 3.00%,
        06/01/2006 .................   100,000     124,875

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS - 0.39%
    Telefonos de Mexico, 4.25%,
        06/15/2004 .................  $240,000  $  245,700
                                                 -----------

     Total Corporate Bonds
       (cost $676,158) .............               681,069
                                                 -----------


SHORT TERM INVESTMENTS - 8.95%

MONEY MARKET FUNDS - 8.95%
   SSgA Government Money Market
   Fund, 4.56% (b) ................. 2,581,561   2,581,561
   SSgA Money Market Fund, 4.83%
   (b) ............................. 3,109,795   3,109,795
                                                 -----------

     Total Short Term Investments
       (cost $5,691,356) ...........             5,691,356
                                                 -----------


TOTAL INVESTMENTS - 100%
   (cost $54,985,249) ..............           $63,619,627
                                               =============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $55,188,470 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $9,459,396, the gross unrealized depreciation was $1,028,239 and the net unrealized appreciation on investments was $8,431,157.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle SmallCap Equity Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    41,963,682
                                              ===============

Investments in securities, at value .......   $    49,857,964
Receivables:
   Dividends and interest .................            10,973
   Fund shares sold .......................           297,206
Collateral for securities loaned ..........        10,393,173
                                              ---------------
TOTAL ASSETS ..............................        60,559,316
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............            36,143
   Administrative fees ....................             3,804
   Fund shares redeemed ...................             3,322
   Investment securities purchased ........           595,543
Return of collateral for securities loaned         10,393,173
                                              ---------------
TOTAL LIABILITIES .........................        11,031,985
                                              ===============
NET ASSETS ................................   $    49,527,331
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    41,289,863
Undistributed net investment loss .........           (75,095)
Accumulated net realized gain on                      418,281
investments
Net unrealized appreciation on investments          7,894,282
                                              ===============
NET ASSETS ................................   $    49,527,331
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         2,930,739
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         16.90
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        55,850
   Interest ...............................            55,974
   Securities lending income ..............            12,961
                                              ---------------
TOTAL INVESTMENT INCOME ...................           124,785
                                              ---------------

EXPENSES
   Investment advisory fees ...............           180,844
   Administrative fees ....................            19,036
                                              ---------------
TOTAL OPERATING EXPENSES ..................           199,880
                                              ---------------
NET INVESTMENT LOSS .......................           (75,095)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           490,349
Net change in unrealized appreciation on
   investments ............................         6,106,075
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         6,596,424
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $     6,521,329
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle SmallCap Equity Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                SIX MONTHS
                                                                                                  ENDED                YEAR ENDED
                                                                                                 JUNE 30,             DECEMBER 31,
                                                                                                  1999                     1998
                                                                                            ----------------        ----------------
Operations:
Net investment loss ............................................................             $    (75,095)             $    (97,764)
Net realized gain (loss) on investments ........................................                  490,349                   (66,256)
Net change in unrealized appreciation on investments ...........................                6,106,075                   352,762
                                                                                             ------------              ------------
Net increase in net assets from operation ......................................                6,521,329                   188,742
                                                                                             ------------              ------------

Distributions to shareholders:
From net investment income .....................................................                      --                         --
From net realized gains on investment transactions .............................                      --                   (197,460)
                                                                                             ------------              ------------
Total distributions to shareholders ............................................                      --                   (197,460)
                                                                                             ------------              ------------

Share transactions:
Proceeds from the sale of shares ...............................................               21,485,965                31,145,398
Reinvestment of distributions ..................................................                     --                     197,460
Cost of shares redeemed ........................................................              (13,432,463)               (9,875,019)
                                                                                             ------------              ------------
Net increase in net assets from share transactions .............................                8,053,502                21,467,839
                                                                                             ------------              ------------

Net increase in net assets .....................................................               14,574,831                21,459,121

Net assets beginning of period .................................................               34,952,500                13,493,379
                                                                                             ------------              ------------

Net assets end of period .......................................................             $ 49,527,331              $ 34,952,500
                                                                                             ============              ============

Undistributed net investment loss ..............................................             $    (75,095)             $        --
                                                                                             ============              ============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Eagle SmallCap Equity Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                         SEPTEMBER 16,
                                                                    ENDED                                               1996* TO
                                                                   JUNE 30,           YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                                                ----------------------------------
                                                                     1999              1998             1997              1996
                                                              ----------------- ----------------- ---------------- -----------------

Selected Per Share Data

Net asset value, beginning of period ............................     $   14.82    $       14.73    $       11.54    $      10.00
                                                                      ---------    -------------    -------------    ------------
Income from operations:
Net investment loss .............................................         (0.03)           (0.06)           (0.07)          (0.01)
Net realized and unrealized gains on investments and
  foreign currency related items ................................          2.11             0.23             3.26            1.55
                                                                      ---------    -------------    -------------    ------------
   Total income from operations .................................          2.08             0.17             3.19            1.54
                                                                      ---------    -------------    -------------    ------------

Less distributions:
From net investment income ......................................            --               --               --              --
From net realized gains on investment transactions ..............            --            (0.08)              --              --
                                                                      ---------    -------------    -------------    ------------
   Total distributions ..........................................            --            (0.08)              --              --
                                                                      ---------    -------------    -------------    ------------
   Net increase .................................................          2.08             0.09             3.19            1.54
                                                                      ---------    -------------    -------------    ------------

Net asset value, end of period ..................................     $   16.90    $       14.82    $       14.73    $      11.54
                                                                      =========    =============    =============    ============

Total Return (a) ................................................         14.04%            1.18%           27.64%          15.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ........................     $  49,527    $      34,953    $      13,493    $      1,944
Ratio of net operating expenses to average
net assets (b) (c) ..............................................          1.05%            1.10%            1.10%           1.10%

Ratio of net investment loss to average net assets (b) (c) ......         (0.39)%          (0.42)%          (0.54)%         (0.26)%
Portfolio turnover ..............................................         26.22%           51.90%           60.78%          28.01%

Ratio information assuming no expense reimbursement
   or fees paid indirectly:
Ratio of net operating expenses to average net assets (b) .......          1.05%            1.17%            1.51%           4.77%
Ratio of net investment loss to average net assets (b) ..........         (0.39)%          (0.49)%          (0.95)%         (3.93)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS - 94.91%

COMMERCIAL SERVICES - 14.93%
   CDI Corp. (a) ...................    25,000   $ 851,564
   DeVry Inc. (a) (c) ..............    28,200     630,975
   Interim Services Inc. (a) .......    50,000   1,031,250
   Iron Mountain Inc. (a) ..........    50,000   1,431,250
   MPW Industrial Services Group
   Inc. (a).........................    65,000     650,000
   RCM Technologies Inc. (a) .......    32,500     430,625
   Steiner Leisure Ltd. (a) ........    40,000   1,212,500
   Strayer Education Inc. ..........    19,750     606,078
   Wackenhut Corp. - Class B .......    25,000     600,000
                                                 -----------
                                                 7,444,242

COMPUTERS - 8.07%
   Bell & Howell Co. (a) ...........    18,000     680,625
   Check Point Software
     Technologies Ltd. (a) (c) .....    25,000   1,340,625
   Sykes Enterprises Inc. (a) (c) ..    60,000   2,002,500
                                                 -----------
                                                 4,023,750

DIVERSIFIED FINANCIAL SERVICES - 8.87%
   Dain Rauscher Corp. (c) .........    40,250   2,178,531
   Southwest Securities Group Inc. .    31,250   2,242,188
                                                 -----------
                                                 4,420,719

ELECTRICAL COMPONENTS &
   EQUIPMENT - 3.56%
   Artesyn Technologies Inc. (a) ...    80,000   1,775,000

ELECTRONICS - 8.49%
   Ampex Corp. - Class A (a) .......   169,200     856,575
   Coherent Inc. (a) ...............    30,000     558,750
   Gentex Corp. (a) (c) ............    12,000     336,000
   OYO Geospace Corp. (a) ..........    23,000     301,875
   Sawtek Inc. (a) .................    47,500   2,179,063
                                                 -----------
                                                 4,232,263

ENVIRONMENTAL CONTROL - 2.98%
   IMCO Recycling Inc. (c) .........    40,000     685,000
   Superior Services Inc. (a) ......    30,000     800,625
                                                 -----------
                                                 1,485,625

HEALTHCARE - 1.71%
   Horizon Health Corp. (a) ........    35,000     253,750
   Igen International Inc. (a) (c) .    20,500     597,063
                                                 -----------
                                                   850,813

HOME FURNISHINGS - 1.41%
   Polycom Inc. (a) ................    18,000     702,000

LEISURE TIME - 4.44%
   Action Performance Cos. Inc. (a)
   (c) .............................    26,500     874,500
   Jakks Pacific Inc. (a)...........    45,000   1,341,563
                                                 -----------
                                                 2,216,063

LODGING - 0.29%
   Lodgian Inc. (c) ................    22,000     144,375

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

MEDIA - 4.35%
   Mail-Well Inc. (a) (c) ..........    61,000   $ 987,436
   World Color Press Inc. (a) (c) ..    43,000   1,182,500
                                                 -----------
                                                 2,169,936

OFFICE & BUSINESS EQUIPMENT - 1.56%
   CompX International Inc. (a) (c)     30,000     536,250
   Interface Inc. (c) ..............    28,000     241,500
                                                 -----------
                                                   777,750

PHARMACEUTICALS - 1.90%
   Bergen Brunswig Corp. - Class A
   (c) .............................    55,000     948,750

REAL ESTATE - 2.86%
   LNR Property Corp. ..............    50,000   1,068,750
   Meristar Hospitality Corp. ......    16,000     359,000
                                                 -----------
                                                 1,427,750

RETAIL - 16.13%
   Brightpoint Inc. (a) (c) ........   180,000   1,091,250
   Cash America International Inc. .    38,100     490,537
   Dave & Buster's Inc. (a).........    18,000     522,000
   Genesco Inc. (a) (c) ............    50,000     728,125
   Hughes Supply Inc. (c) ..........    40,000   1,187,500
   Micro Warehouse Inc. (a) ........    67,000   1,197,625
   Musicland Stores Corp. (a) ......    40,000     355,000
   Sunglass Hut International Inc.
   (a) .............................    32,500     558,594
   Tech Data Corp. (a) (c) .........    50,000   1,912,500
                                                 -----------
                                                 8,043,131

SAVINGS & LOANS - 1.40%
   Commercial Federal Corp. ........    30,000     695,625

SEMICONDUCTORS - 2.68%
   Burr-Brown Corp. (a) ............    36,500   1,336,812

SOFTWARE - 8.70%
   Avid Technology Inc. (a) (c) ....    50,000     806,250
   INSpire Insurance Solutions Inc.
   (a) .............................    90,000   1,305,000
   Medical Manager Corp. (a) (c) ...    34,500   1,526,625
   Omega Research Inc. (a) (c) .....    63,500     698,500
                                                 -----------
                                                 4,336,375

TELECOMMUNICATIONS - 0.58%
   EMS Technologies Inc. (a) .......    20,000     290,000
                                                 -----------

     Total Common Stocks
       (cost $39,426,697) ..........             47,320,979
                                                 -----------


                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
SHORT TERM INVESTMENTS -  5.09%

MONEY MARKET FUNDS - 5.09%
   SSgA Government Money Market
   Fund, 4.56% (b) .................   141,124   $ 141,124
   SSgA Money Market Fund, 4.83%
   (b) ............................. 2,395,861   2,395,861
                                                 -----------

     Total Short Term Investments
       (cost  $2,536,985) ..........             2,536,985
                                                 -----------

TOTAL INVESTMENTS - 100%
   (cost $41,963,682) ..............             $49,857,964
                                                 ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $42,035,748 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $11,530,696, the gross unrealized depreciation was $3,708,480 and the net unrealized appreciation on investments was $7,822,216.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/J.P. Morgan Enhanced S&P 500 Index Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     4,998,259
                                              ===============

Investments in securities, at value .......   $     5,114,239
Receivable:
  Dividends and interest ..................             4,812
  Investment securities sold ..............            15,300
                                              ---------------
TOTAL ASSETS ..............................         5,134,351
                                              ---------------

LIABILITIES
Payables:
  Investment advisory fees ................             3,256
  Administrative fees .....................               407
  Investment securities purchased .........             8,219
                                              ---------------
TOTAL LIABILITIES .........................            11,882
                                              ===============
NET ASSETS ................................   $     5,122,469
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,000,000
Undistributed net investment income .......             4,275
Accumulated net realized gain on
investments ...............................             2,214
Net unrealized appreciation on investments            115,980
                                              ===============
NET ASSETS ................................   $     5,122,469
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           500,000
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.24
                                              ===============

Statement of Operations (Unaudited)
For the Period Ended June 30, 1999*

INVESTMENT INCOME
  Dividends ...............................   $         7,806
  Interest ................................             1,862
  Foreign tax withholding .................               (26)
                                              ---------------
TOTAL INVESTMENT INCOME ...................             9,642
                                              ---------------

EXPENSES
  Investment advisory fees ................             4,771
  Administrative fees .....................               596
                                              ---------------
TOTAL OPERATING EXPENSES...................             5,367
                                              ---------------
NET INVESTMENT INCOME .....................             4,275
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........             2,214
Net change in unrealized appreciation
   on investments .........................           115,980
                                              ---------------
NET REALIZED AND UNREALIZED GAIN ..........           118,194
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       122,469
                                              ===============
--------------------------------------------------------------------------------
*    For period beginning May 17, 1999 (commencement of operations).

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/J.P. Morgan Enhanced S&P 500 Index Series

Statement of Changes in Net Assets (Unaudited)

                                                                  PERIOD FROM
                                                                    MAY 17,
                                                                   1999* TO
                                                                   JUNE 30,
                                                                     1999
                                                                 ---------------

Operations
Net investment income .......................................         $    4,275
Net realized gain on investments ............................              2,214
Net change in unrealized appreciation
   on investments ...........................................            115,980
                                                                      ----------
Net increase in net assets from operations ..................            122,469
                                                                      ----------

Distributions to shareholders
From net investment income ..................................               --
From net realized gain on
  investment transactions ...................................               --
                                                                      ----------
Total distributions to shareholders .........................               --
                                                                      ----------

Share transactions
Proceeds from the sale of shares ............................          5,000,000
Reinvestment of distributions ...............................               --
Cost of shares redeemed .....................................               --
                                                                      ----------
Net increase in net assets from
   share transactions .......................................          5,000,000
                                                                      ----------


Net increase in net assets ..................................          5,122,469

Net assets beginning of period ..............................               --
                                                                      ----------

Net assets end of period ....................................         $5,122,469
                                                                      ==========

Undistributed net investment income .........................         $    4,275
                                                                      ==========

Financial Highlights (Unaudited)

                                                                 PERIOD FROM
                                                                   MAY 17,
                                                                   1999* TO
                                                                   JUNE 30
                                                                     1999
                                                                ----------------
Selected Per Share Data

Net asset value, beginning of period ........................         $  10.00
                                                                      ---------
Income from operations:
Net investment income .......................................            0.01
Net realized and unrealized gain
  on investments ............................................            0.23
                                                                      ---------
Total income from operations ................................            0.24
                                                                      ---------

Less distributions:
From net investment income ..................................              --
From net realized gain on
  investment transactions ...................................              --
                                                                      ---------
Total distributions .........................................              --
                                                                      ---------
Net increase ................................................            0.24
                                                                      ---------

Net asset value, end of period ..............................         $  10.24
                                                                      =========

Total Return (a) ............................................             2.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ....................         $  5,122
Ratio of net operating expenses to average
  net assets (b) ............................................             0.90%
Ratio of net investment income to average
  net assets (b) ............................................             0.72%
Portfolio turnover ..........................................             6.38%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended June 30, 1999.
(b)  Annualized for the period ended June 30, 1999.

                     See notes to the financial statements.

                  JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

                  JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
COMMON STOCKS - 99.24 %

AEROSPACE & DEFENSE - 1.91%
   AlliedSignal Inc. ...............        660   $   41,580
   Boeing Co........................        870       38,443
   Lockheed Martin Corp. ...........        480       17,880
                                                  ------------
                                                      97,903

AGRICULTURE - 0.07%
   IMC Global Inc. .................        200        3,525

AIRLINES - 0.29%
   AMR Corp. .......................        120         8,190
   Southwest Airlines Co. ..........        220        6,848
                                                  ------------
                                                      15,038

APPAREL - 0.17%
   Jones Apparel Group Inc. ........         90        3,088
   Nordstrom Inc. ..................        170        5,695
                                                  ------------
                                                       8,783

AUTO MANUFACTURERS - 1.33%
   Ford Motor Co. ..................        930       52,486
   General Motors Corp. ............        170       11,220
   Paccar Inc. .....................         80        4,270
                                                  ------------
                                                      67,976

AUTO PARTS & EQUIPMENT - 0.54%
   Dana Corp. ......................        150        6,909
   Delphi Automotive Systems Corp. .        554       10,281
   Goodyear Tire & Rubber Co........        130        7,645
   Lear Corp........................         60        2,985
                                                  ------------
                                                      27,820

BANKS - 6.78%
   Associated Banc-Corp. ...........         50        2,075
   Bank of America Corp. ...........      1,270       93,107
   Bankboston Corp. ................        320       16,360
   Compass Bancshares Inc. .........         80        2,180
   First American Corp. ............        160        6,650
   First Union Corp. ...............        700       32,900
   Firstmerit Corp. ................         70        1,964
   Fleet Financial Group Inc. ......        270       11,981
   Hibernia Corp. - Class A.........        120        1,882
   Huntington Bancshares Inc. ......        150        5,250
   Keycorp..........................        320       10,280
   M & T Bank Corp. ................         10        5,500
   Mellon Bank Corp. ...............        340       12,367
   Mercantile Bankshares Corp. .....         50        1,769
   National City Corp. .............        220       14,410
   North Fork Bancorp...............        100        2,131
   Paine Webber Group Inc. .........        100        4,675
   Peoples Heritage Financial Group
   Inc. ............................         70        1,317
   PNC Bank Corp. ..................        220       12,677
   Regions Financial Corp. .........        160        6,150
   Southtrust Corp. ................        120        4,605
   Summit Bancorp ..................        120        5,018
   Suntrust Banks Inc. .............        230       15,971
   TCF Financial Corp. .............         60        1,673

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
COMMON STOCKS (CONTINUED)

BANKS (CONTINUED)
   U.S. Bancorp.....................        530       18,020
   Union Planters Corp..............        100   $    4,469
   Wells Fargo Co. .................      1,200       51,300
                                                  ------------
                                                     346,681

BEVERAGES - 2.21%
   Pepsi Bottling Group Inc. .......        100        2,306
   Pepsico Inc. ....................      1,070       41,395
   Coca-Cola Co. ...................      1,110       69,375
                                                  ------------
                                                     113,076

BIOTECHNOLOGY - 1.89 %
   Amgen Inc. (a)...................        560       34,090
   Chiron Corp. ....................        200        4,150
   Genzyme Corp. ...................        270       13,095
   Monsanto Co. ....................      1,000       39,437
   PE Corp-PE Biosystems Group......         50        5,738
                                                  ------------
                                                      96,510

CHEMICALS - 1.62%
   Dow Chemical Co. ................        370       46,944
   Lyondell Chemical Co. ...........        200        4,125
   Nalco Chemical Co. ..............         90        4,669
   Rohm and Haas Co. ...............        280       12,005
   Solutia Inc. ....................        200        4,262
   Union Carbide Corp. .............        220       10,725
                                                  ------------
                                                      82,730

COMMERCIAL SERVICES - 0.95%
   Cendant Corp. ...................      1,450       29,725
   Equifax Inc. ....................        270        9,636
   Service Corp. International .....        490        9,432
                                                  ------------
                                                      48,793

COMPUTERS - 8.48%
   3Com Corp. ......................        240        6,405
   Apple Computer Inc. .............        100        4,631
   Cisco Systems Inc. (a) ..........      2,240      144,060
   Electronic Data Systems Corp. ...         20        1,131
   EMC Corp.........................        880       48,400
   Gateway Inc. ....................        110        6,490
   International Business Machines
   Corp. ...........................      1,260      162,855
   Quantum Corp.....................        120        2,895
   Sun Microsystems Inc. (a)........        770       53,034
   Symbol Technologies Inc. ........        105        3,872
                                                  ------------
                                                     433,773

COSMETICS & PERSONAL CARE - 2.15%
   Gillette Co. ....................        300       12,300
   Kimberly-Clark Corp. ............        350       19,950
   Procter & Gamble Co. ............        870       77,648
                                                  ------------
                                                     109,898

DIVERSIFIED FINANCIAL SERVICES -
4.79%
   American Express Co..............         20        2,602
   Associated First Capital Corp. -
   Class A..........................        530       23,486

                     See notes to the financial statements.

                 JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
COMMON STOCKS (CONTINUED)

   DIVERSIFIED FINANCIAL SERVICES
            (CONTINUED)
   C.I.T. Group Inc. - Class A......         60        1,732
   Citigroup Inc. ..................      2,385  $   113,287
   Federal National Mortgage
   Association......................        100        6,837
   Finova Group Inc. ...............         50        2,631
   Goldman Sachs Group Inc. ........        390       28,178
   Household International Inc. ....        340       16,108
   Lehman Brothers Holdings Inc. ...         70        4,358
   Merrill Lynch & Co. Inc. ........        120        9,593
   Morgan Stanley Dean Witter & Co.         300       30,750
   National Commerce Bancorp .......         70        1,531
   Bear Stearns Cos. Inc. ..........         80        3,740
                                                  ------------
                                                     244,833

ELECTRIC UTILITY - 2.41%
   Allegheny Energy Inc. ...........        140        4,489
   Ameren Corp. ....................        130        4,989
   Central & South West Corp. ......        520       12,155
   Cinergy Corp. ...................        150        4,800
   CMS Energy Corp. ................        110        4,606
   Constellation Energy Group.......        150        4,444
   Dominion Resources Inc. .........        200        8,662
   Duke Energy Corp. ...............        150        8,156
   Edison International ............        340        9,095
   Entergy Corp. ...................        240        7,500
   Nisource Inc. ...................        120        3,097
   Northern States Power Co. .......        170        4,112
   PG&E Corp. ......................        370       12,025
   Pinnacle West Capital Corp. .....         90        3,623
   PP&L Resources Inc. .............        170        5,228
   Reliant Energy Inc. .............        290        8,011
   Teco Energy Inc. ................        150        3,413
   Texas Utilities Co. .............        280       11,550
   Wisconsin Energy Corp. ..........        130        3,258
                                                  ------------
                                                     123,213

ELECTRICAL COMP. & EQUIPMENT - 0.59%
   Emerson Electric Co. ............        440       27,665
   Hubbell Inc. - Class B...........         60        2,723
                                                  ------------
                                                      30,388

ENTERTAINMENT -0.11%
   Mirage Resorts Inc. .............        350        5,862

ENVIRONMENTAL CONTROL - 0.79%
   Waste Management Inc. ...........        750       40,313

FOOD - 2.10%
   Albertson's Inc. ................        132        6,822
   Bestfoods........................        180        8,910
   H.J. Heinz Co. ..................        240       12,030
   Hannaford Brothers Co............         50        2,675
   Hershey Foods Corp...............        100        5,937
   Nabisco Holdings Corp. (a).......         20          865
   Ralston-Ralston Purina Group.....        210        6,392
   Safeway Inc. ....................        440       21,780

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
COMMON STOCKS (CONTINUED)

FOOD (CONTINUED)
   Sara Lee Corp. ..................        560   $   12,705
   Unilever N V -W/I................        420       29,295
                                                  ------------
                                                     107,411

FOREST PRODUCTS & PAPER - 0.52%
   Bowater Inc.  ...................         50        2,362
   Fort James Corp..................        170        6,439
   International Paper Co. .........        320       16,160
   Louisiana-Pacific Corp. .........         70        1,663
                                                  ------------
                                                      26,624

HAND & MACHINE TOOLS - 0.11%
   W.W. Grainger Inc. ..............        100        5,381

HEALTHCARE - 1.17%
   Columbia/HCA Healthcare Corp. ...        640       14,600
   HCR Manor Care Inc.  ............        120        2,902
   Health Management Associates
   Inc.  ...........................        260        2,925
   Healthsouth Corp.................        440        6,573
   Humana Inc.  ....................        170        2,199
   Medtronic Inc.  .................         60        4,673
   Pacificare Health Systems Inc. ..         20        1,439
   Tenet Healthcare Corp............        320        5,940
   United Healthcare Corp. .........        200       12,525
   Wellpoint Health Networks Inc. ..         70        5,941
                                                  ------------
                                                      59,717

HOLDING COMPANIES-DIVERSIFIED -
0.72%
   Seagram Co. Ltd. ................        730       36,774

HOME BUILDERS - 0.05%
   USG Corp. .......................         50        2,800

HOME FURNISHINGS - 0.09%
   Leggett & Platt Inc. ............        170        4,728

INSURANCE - 3.75%
   Aetna Inc. ......................        150       13,416
   Allstate Corp. ..................      1,000       35,875
   Ambac Financial Group Inc. ......         90        5,141
   American International Group Inc.        120       14,048
   Aon Corp.........................        320       13,200
   Chubb Corp. .....................        200       13,900
   Cigna Corp. .....................        220       19,580
   Equitable Cos. Inc. .............        110        7,370
   Marsh & McLennan Cos. Inc. ......        330       24,915
   MBIA Inc. .......................        120        7,770
   Mercury General Corp. ...........         70        2,380
   Provident Cos. Inc. .............        410       16,400
   St. Paul Cos. Inc. ..............        270        8,589
   Torchmark Corp. .................        170        5,801
   Travelers Property Casualty Corp.         80        3,130
                                                  ------------
                                                     191,515

                     See notes to the financial statements.

                 JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

                                                       MARKET
                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS (CONTINUE)

IRON & STEEL - 0.26%
   Allegheny Teledyne Inc. .........       280     $    6,335
   Nucor Corp.......................       150          7,116
                                                 --------------
                                                       13,451

LEISURE TIME - 0.26%
   Mattel Inc. .....................       500         13,219

LODGING - 0.32%
   Hilton Hotels Corp...............       470          6,668
   Starwood Hotels & Resorts
   Worldwide........................       320          9,780
                                                 --------------
                                                       16,448

MACHINERY - 0.37%
   Cooper Cameron Corp..............        40          1,483
   Deere & Co. .....................       250          9,906
   Dover Corp. .....................       220          7,700
                                                 --------------
                                                       19,089

MANUFACTURING - 4.54%
   Cooper Industries Inc. ..........       100          5,200
   Eastman Kodak Co. ...............       430         29,133
   Eaton Corp. .....................        80          7,360
   General Electric Co. ............     1,010        114,130
   ITT Industries Inc. .............       110          4,194
   Temple-Inland Inc. ..............        50          3,412
   Tenneco Inc. ....................       300          7,162
   Tyco International Ltd. .........       650         61,588
                                                 --------------
                                                      232,179

MEDIA - 2.95%
   A&T Corp - Liberty Media - Class
   A ...............................       140          5,145
   Comcast Corp. - Class A .........       770         29,597
   Gannett Co. Inc. ................       190         13,561
   Knight-Ridder Inc. ..............       150          8,241
   MediaOne Group Inc. .............       750         55,781
   New York Times Co. - Class A.....       320         11,780
   R.R. Donnelley & Sons Co. .......       240          8,895
   Washington Post Co. .............        20         10,755
   Times Mirror Co. - Class A.......       120          7,110
                                                 --------------
                                                      150,865

METALS & MINING - 0.43%
   Alcan Aluminium Ltd. ............       250          7,984
   Alcoa Inc. ......................       110          6,806
   Freeport-McMoran Copper & Gold
   Inc. ............................       390          6,996
                                                 --------------
                                                       21,786

OFFICE & BUSINESS EQUIPMENT - 0.82%
   Harris Corp. ....................       100          3,919
   Xerox Corp. .....................       640         37,800
                                                 --------------
                                                       41,719

OIL & GAS PRODUCERS - 6.12%
   Chevron Corp. ...................        20          1,904
   Columbia Energy Group ...........        90          5,642
   Conoco Inc. - Class A ...........       130          3,624

                                                       MARKET
                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS (CONTINUED)

OIL & GAS PRODUCERS (CONTINUED)
   Diamond Offshore Drilling Inc. ..        50          1,419
   El Paso Energy Corp. ............       120     $    4,222
   Ensco International Inc. ........        90          1,794
   Exxon Corp. .....................     1,370        105,661
   Global Marine Inc. ..............       120          1,852
   Mobil Corp. .....................       630         62,370
   Phillips Petroleum Co. ..........       170
                                                        8,553
   R & B Falcon Corp. ..............       100            937
   Royal Dutch Petroleum  ..........     1,450         87,363
   Smith International Inc. ........        30          1,303
   Texaco Inc. .....................       360         22,500
   Tosco Corp. .....................       100          2,594
   Ultramar Diamond Shamrock Corp. .        50          1,091
                                                 --------------
                                                      312,829

PACKAGING & CONTAINERS - 0.07%
   Smurfit-Stone Container Corp. ...       170          3,496

PHARMACEUTICALS - 7.63%
   American Home Products Corp. ....     1,470         84,525
   Bristol-Myers Squibb Co. ........     1,620        114,109
   Eli Lilly and Co. ...............       810         58,016
   Forest Laboratories Inc. ........       400         18,500
   Johnson & Johnson ...............        50          4,900
   Medimmune Inc. ..................        60          4,065
   Merck & Co. Inc. ................       350         25,900
   Pfizer Inc. .....................       110         12,073
   Warner-Lambert Co. ..............       930         64,519
   Watson Pharmaceuticals Inc. .....       110          3,856
                                                 --------------
                                                      390,463

RETAIL - 5.72%
   Abercrombie & Fitch Co. - Class
   A ...............................       140          6,720
   AutoZone Inc. ...................       200          6,025
   Circuit City Stores..............        20          1,860
   Dayton Hudson Corp...............       390         25,350
   Dillard's Inc. - Class A.........       130          4,566
   Federated Department Stores Inc.        270         14,293
   Gap Inc. ........................       660         33,247
   Genuine Parts Co. ...............       150          5,250
   Home Depot Inc. .................       420         27,064
   J.C. Penny Co. Inc. .............       320         15,540
   Kmart Corp. .....................       610         10,027
   May Department Stores Co. .......       420         17,167
   Sears, Roebuck & Co. ............       430         19,162
   Sherwin-Williams Co. ............       150          4,163
   TJX Companies Inc................       400         13,325
   Toys `R' Us Inc. ................       320          6,620
   Wal-Mart Stores Inc. ............     1,700         82,025
                                                 --------------
                                                      292,404

SAVINGS & LOANS - 0.61%
   Astoria Financial Corp. .........        50          2,197
   Charter One Financial Inc. ......       120          3,338
   Dime Bancorp Inc. ...............        80          1,610
   Golden West Financial Corp. .....        50          4,900


                     See notes to the financial statements.

                 JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

                                                       MARKET
                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS (CONTINUED)

SAVINGS & LOANS (CONTINUED)
   Greenpoint Financial Corp. ......        80          2,625
   Sovereign Bancorp Inc. ..........       120          1,455
   Washington Mutual Inc. ..........       430   $     15,211
                                                 --------------
                                                       31,336

SEMICONDUCTORS - 5.07%
   Applied Materials Inc. ..........       270         19,946
   Intel Corp.......................     2,330        138,635
   Motorola Inc. ...................       420         39,795
   National Semiconductor Corp. ....       120          3,038
   Texas Instruments Inc............       360         52,200
   Xilinx Inc. .....................       100          5,725
                                                 --------------
                                                      259,339

SOFTWARE - 5.45%
America Online Inc. (a).............       600         66,300

AUTOMATIC DATA PROCESSING INC. .....       420         18,480
   Electronic Arts Inc. ............        50          2,713
   First Data Corp..................       290         14,192
   Microsoft Corp. (a)..............     1,670        150,613
   Oracle Corp. (a).................       590         21,904
   Seagate Technology Inc. .........       170          4,356
                                                 --------------
                                                      278,558

TELECOMMUNICATIONS - 11.05%
   Ameritech Corp. .................       800         58,800
   AT&T Corp. ......................       530         29,581
   Bell Atlantic Corp. .............     1,160         75,835
   Exodus Communications Inc. ......        20          2,399
   GTE Corp. .......................       730         55,297
   Level 3 Communications Inc. .....       250         15,016
   Lucent Technologies Inc. ........     1,520        102,505
   MCI Worldcom Inc. (a)............     1,390        119,627
   SBC Communications Inc. .........     1,450         84,100
   U S West Inc. ...................       370         21,737
                                                 --------------
                                                      564,897

                                                       MARKET
                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS (CONTINUED)

TOBACCO - 1.25%
   Phillip Morris Cos. Inc. ........     1,590         63,898

TRANSPORTATION - 0.68%
   Burlington Northern Santa Fe
   Corp. ...........................       320     $    9,920
   CNF Transportation Inc. .........        30          1,151
   CSX Corp. .......................       150          6,797
   Norfolk Southern Corp. ..........       240          7,230
   Union Pacific Corp. .............       170          9,913
                                                 --------------
                                                       35,011

WATER UTILITIES - 0.04%
   American Water Works Co. Inc. ...        70          2,153
                                                 --------------

     Total Common Stocks
       (cost $4,959,225) ...........                5,075,205
                                                 --------------


                                     PRINCIPAL
                                        AMOUNT
                                        ------
SHORT TERM INVESTMENTS - 0.76%

MONEY MARKET FUND - 0.76%
   Dreyfus Cash Management Plus
   Fund, 4.88% (b) ................. $  39,034         39,034
                                                 --------------

     Total Short Term Investments
       (cost $39,034) ..............                   39,034
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $4,998,259) ...............              $  5,114,239
                                                 ==============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/J.P. Morgan International & Emerging Markets Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     5,215,705
                                              ===============

Investments in securities, at value .......   $     5,643,668
Cash.......................................            20,000
Foreign currency ..........................           261,067
Receivables:
   Dividends and interest .................             7,256
   Forward foreign currency
      exchange contracts ..................            24,182
   Foreign taxes recoverable ..............             9,793
   Investment securities sold .............             2,071
                                              ---------------
TOTAL ASSETS ..............................         5,968,037
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             4,577
   Administrative fees ....................               470
   Forward foreign currency
      exchange contracts ..................            15,844
   Foreign tax expense ....................               607
   Fund shares redeemed ...................                16
   Investment securities purchased ........            52,239
                                              ---------------
TOTAL LIABILITIES .........................            73,753
                                              ===============
NET ASSETS ................................   $     5,894,284
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,389,636
Undistributed net investment income .......            37,935
Accumulated net realized gain on
   investments and foreign currency
   related items ..........................            32,110
Net unrealized appreciation on:
   Investments ............................           427,963
   Foreign currency related items .........             6,640
                                              ===============
NET ASSETS ................................   $     5,894,284
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED
   AUTHORIZED..............................           537,763
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.96
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        76,121
   Interest ...............................             1,833
   Foreign tax withholding ................            (8,891)
                                              ---------------
TOTAL INVESTMENT INCOME ...................            69,063
                                              ---------------

EXPENSES
   Investment advisory fees ...............            25,664
   Administrative fees ....................             2,632
                                              ---------------
TOTAL OPERATING EXPENSES ..................            28,296
                                              ---------------
NET INVESTMENT INCOME .....................            40,767
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on:
   Investments ............................           159,995
   Foreign currency related items .........            68,433
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................           340,508
   Foreign currency related items .........           (18,823)
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           550,113
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       590,880
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/J.P. Morgan International & Emerging Markets Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                               SIX MONTHS            MARCH 2,
                                                                                                  ENDED              1998* TO
                                                                                                 JUNE 30,           DECEMBER 31,
                                                                                                   1999                 1998
                                                                                             ----------------     -----------------
Operations
Net investment income ............................................................             $    40,767         $    37,470
Net realized gain (loss) on:
Investments ......................................................................                 159,995            (196,318)
Foreign currency related items ...................................................                  68,433             (12,078)
Net change in unrealized appreciation (depreciation) on:
Investments ......................................................................                 340,508              87,455
Foreign currency related items ...................................................                 (18,823)             25,463
                                                                                               -----------         ------------
Net increase (decrease) in net assets from operations ............................                 590,880             (58,008)
                                                                                               -----------         ------------

Distributions to shareholders
From net investment income .......................................................                      --             (28,224)
From net realized gains on investment transactions ...............................                      --                  --
                                                                                               -----------         ------------
Total distributions to shareholders ..............................................                      --             (28,224)
                                                                                               -----------         ------------

Share transactions
Proceeds from the sale of shares .................................................                 488,598           5,079,227
Reinvestment of distributions ....................................................                      --              28,224
Cost of shares redeemed ..........................................................                (182,199)            (24,214)
                                                                                               -----------         ------------
Net increase in net assets from share transactions ...............................                 306,399           5,083,237
                                                                                               -----------         ------------

Net increase in net assets .......................................................                 897,279           4,997,005

Net assets at beginning of period ................................................               4,997,005                  --
                                                                                               -----------         ------------

Net assets end of period .........................................................             $ 5,894,284         $ 4,997,005
                                                                                               ===========         ============

Undistributed net investment income (loss) .......................................             $    37,935         $    (2,832)
                                                                                               ===========         ============
------------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/J.P. Morgan International & Emerging Markets Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS         MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                 ----------------- -----------------

Selected Per Share Data

Net asset value, beginning of period ..................................................            $     9.82          $    10.00
                                                                                                   ----------          ----------
Income from operations:
Net investment income .................................................................                  0.08                0.08
Net realized and unrealized gains (losses)
on investments and foreign currency related items .....................................                  1.06               (0.20)
                                                                                                   ----------          ----------
Total income (loss) from operations ...................................................                  1.14               (0.12)
                                                                                                   ----------          ----------

Less distributions:
From net investment income ............................................................                    --               (0.06)
From net realized gains on investment transactions ....................................                    --                  --
                                                                                                   ----------          ----------
Total distributions ...................................................................                    --               (0.06)
                                                                                                   ----------          ----------
Net increase (decrease) ...............................................................                  1.14               (0.18)
                                                                                                   ----------          ----------

Net asset value, end of period ........................................................            $    10.96          $     9.82
                                                                                                   ==========          ==========

Total Return (a) ......................................................................                 11.61%              (1.24)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................            $    5,894          $    4,997
Ratio of net operating expenses to average net assets (b) (c) .........................                  1.08%               1.13%
Ratio of net investment income to average net assets (b) (c) ..........................                  1.55%               0.62%
Portfolio turnover ....................................................................                 34.62%             231.88%

Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) .............................                  1.08%               2.64%
Ratio of net investment income (loss) to average net assets (b) .......................                  1.55%              (0.90)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.

                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS -- 92.51%

AUSTRALIA -- 2.95%
BANKS -- 0.73%
   Australia & New Zealand Banking
      Group Ltd                            5,600   $  41,124

MEDIA -- 1.62%
   News Corp. Ltd. ...................    10,700      91,174

METALS & MINING - 0.60%
    North Ltd. (a) ...................    16,700      33,781
                                                   -----------

    Total Australia ..................               166,079

AUSTRIA -- 0.65%
BANKS -- 0.65%
   Bank Austria AG ...................       700      36,801

BERMUDA -- 0.28%
DIVERSIFIED FINANCIAL SERVICES  -- 0.28%
   Guoco Group Ltd. ..................     6,000      16,085

CANADA -- 0.59%
BANKS -- 0.59%
   Royal Bank of Canada ..............       750      33,107

DENMARK -- 0.68%
FOOD -- 0.68%
   Danisco A/S .......................       854      38,483

FINLAND -- 2.15%
FOREST PRODUCTS & PAPER - 0.83%
    Stora Enso OYJ (a) ...............     4,338      47,013

INSURANCE - 0.46%
    Sampo Insurance Co. Ltd. .........       900      26,070

IRON & STEEL -- 0.86%
   Rautaruukki OYJ ...................     8,000      48,409
                                                   -----------

      Total Finland...................               121,492

FRANCE -- 11.36%
BANKS -- 1.25%
   Societe Generale ..................       400      70,469

BUILDING MATERIALS -- 0.37%
   Compagnie de Saint Gobain..........       131      20,864

CHEMICALS -- 0.96%
   Rhodia SA (a) .....................     2,853      54,115

COMMERCIAL SERVICES -- 0.74%
   Vivendi ...........................       519     42,025

COSMETICS & PERSONAL CARE -- 1.15%
   Christian Dior SA .................       400     65,150

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES - 1.30%
   Paribas ...........................       655  $   73,395

FOOD -- 1.99%
   Carrefour Supermarche .............       420     61,696
   Groupe Danone .....................       197     50,769
                                                   -----------
                                                     112,465

OIL & GAS PRODUCERS -- 3.24%
   Elf Aquitaine SA ..................       505      74,078
   Total SA ..........................       842     108,587
                                                   -----------
                                                     182,665

PHARMACEUTICALS -- 0.36%
   Sanofi SA (a) .....................       483      20,489
                                                   -----------

    Total France .....................               641,637

GERMANY -- 7.58%
BANKS - 0.44%
    Bayerische Hypo-und Vereinsbank
    AG ...............................       380      24,679

CHEMICALS -- 1.12%
   Hoechst AG ........................     1,400      63,356

ELECTRIC -- 1.39%
   RWE AG ............................     1,700      78,667

INSURANCE -- 1.22%
   Muenchener Rueckversicheungs -
       Gesellschaft AG (a) ...........       374      68,722

MANUFACTURING -- 1.56%
   VEBA AG ...........................     1,500      88,138

PHARMACEUTICALS -- 1.85%
   Merck KgaA ........................       600      19,508
   Schering AG .......................       800      84,777
                                                   -----------
                                                     104,285
                                                   -----------

    Total Germany ....................               427,847

HONG KONG -- 3.87%
ELECTRIC  -- 1.94%
   Hong Kong Electric ................    33,900     109,234

HOLDINGS COMPANIES - DIVERSIFIED  -- 0.83%
   Wharf Holdings ....................    15,000      46,787

REAL ESTATE - 1.10%
   Cheung Kong .......................     7,000      62,253
                                                   -----------

       Total Hong Kong ...............               218,274


                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS (CONTINUED)

ITALY -- 0.57%
INSURANCE - 0.10%
   Bayerische Vita SpA  ..............     1,300  $   5,655

MEDIA - 0.47%
   Mediaset SPA ......................     3,000     26,658
                                                  -----------

        Total Italy ..................               32,313

JAPAN -- 18.15%
AUTO MANUFACTURERS - 1.31%
   Honda Motor Co. Ltd. ..............     1,000     42,407
   Suzuki Motor Co. Ltd. .............     2,000     31,826
                                                  -----------
                                                     74,233

BANKS -- 1.03%
   Mitsui Trust & Banking Co. Ltd. ...    18,000     28,718
   Sanwa Bank Ltd. ...................     3,000     29,536
                                                  -----------
                                                     58,254

BEVERAGES - 0.44%
   Asahi  Breweries Ltd. .............     2,000     24,899

BUILDING MATERIALS -- 1.68%
   Taiheiyo Cement Corp. .............    13,000     37,290
   Tostem Corp. ......................     3,000     57,659
                                                  -----------
                                                     94,949

CHEMICALS -- 1.29%
   Mitsubishi Chemical Corp. .........    21,000     72,737

COMPUTERS -- 1.43%
   Fujitsu Ltd. ......................     4,000     80,516

DISTRIBUTION & WHOLESALE -- 2.40%
   Mitsubishi Corp. ..................    11,000     74,564
   Softbank Corp. ....................       300     60,784
                                                  -----------
                                                    135,348

DIVERSIFIED FINANCIAL SERVICES -
0.76%
   Shohkoh Fund  .....................        60     43,052

ELECTRONICS -- 0.95%
   Fanuc Ltd. ........................     1,000     53,732

HOME FURNISHINGS -- 0.96%
   Sony Corp. ........................       500     53,939

PHARMACEUTICALS -- 2.18%
   Takeda Chemical Industries ........     1,000     46,375
   Yamanouchi Pharmaceutical Co.
   Ltd. ..............................     2,000     76,548
                                                  -----------
                                                    122,923

RETAIL - 1.19%
   Ito-Yakado Co. Ltd. ...............     1,000     66,959

TELECOMMUNICATIONS -- 1.99%
   DDI Corp. .........................        18    112,044

                                                     MARKET
                                          SHARES      VALUE
                                          ------      -----
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
TRANSPORTATION - 0.54%
   West Japan Railway Co. ............         8  $  30,685
                                                  -----------

          Total Japan ................            1,024,270

MEXICO -- 0.46%
REAL ESTATE - 0.46%
   Consorico ARA SA ..................     6,400     25,719

NETHERLANDS -- 8.26%
BANKS - 1.30%
   ABN Amro Holdings NV  .............     2,372     51,349
   ING  Groep NV .....................       404     21,864
                                                   ----------
                                                      73,213

CHEMICALS - 0.60%
   Akzo Nobel NV .....................       800     33,647

COMMERCIAL SERVICES - 0.33%
   Vedior NV .........................     1,108     18,846

ELECTRONICS -- 2.42%
   Philips Electronics NV ............     1,384    136,464

FOOD - 1.15%
   Laurus NV .........................     2,792     64,758

MEDIA -- 0.28%
   Wolters Kluwer NV .................       400     15,916

RETAIL -- 0.62%
   Vendex NV .........................     1,310     34,976

SEMICONDUCTORS -- 1.56%
   STMicroelectronics NV .............     1,326     88,302
                                                   ----------

    Total Netherlands ................              466,122

NEW ZEALAND -- 0.29%
FOREST PRODUCTS & PAPER -- 0.29%
   Fletcher Challenge Paper (a) ......    21,800     16,274

NORWAY -- 0.54%
BANKS - 0.54%
   Sparebanken Nord ..................     1,620     30,219

PHILIPPINES -- 0.58%
ELECTRIC -- 0.58%
   First Philippine Holdings Corp. ...    28,800     32,547

PORTUGAL -- 1.00%
BANKS -- 0.57%
   Banco Pinto & Sotto Mayor .........     1,812     32,165

                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

                                                     MARKET
                                          SHARES      VALUE
                                          ------      -----
COMMON STOCKS (CONTINUED)

PORTUGAL (CONTINUED)
TELECOMMUNICATIONS -- 0.43%
    Portugal Telecom .................       600  $  24,406
                                                   ----------

        Total Portugal  ..............               56,571

SINGAPORE -- 0.84%
BANKS -- 0.84%
   Overseas Union Bank ...............     9,900     47,697

SOUTH AFRICA -- 1.96%
HOLDING COMPANIES - DIVERSIFIED --
1.17%
   Anglo American Corp. of South
   Africa Ltd.........................       900     42,062
   South African Breweries Ltd. (a) ..     2,734     23,742
                                                   ----------
                                                     65,804

METALS & MINING -- 0.79%
   Anglogold Ltd. ....................     1,036     44,640
                                                   ----------

    Total South Africa ...............              110,444

SPAIN -- 5.47%
ELECTRIC -- 2.32%
   Iberdrola SA ......................     8,600    130,852

ENGINEERING & CONSTRUCTION -- 0.76%
   Actividades de Construccion
   Servicios SA.......................     1,500     42,925

IRON & STEEL -- 0.57%
   Acerinox SA .......................     1,100     32,147

TELECOMMUNICATIONS -- 1.82%
   Indra Sistemas SA .................     1,818     19,584
   Telefonica SA .....................     1,722     83,129
                                                   ----------
                                                    102,713
                                                   ----------

    Total Spain ......................              308,637


SWITZERLAND -- 8.83%
BANKS -- 1.48%
   UBS AG (a) ........................       280     83,544

BUILDING MATERIALS -- 0.24%
   Geberit International AG (a) ......        60     13,678

ENGINEERING & CONSTRUCTION -- 0.77%
     New ABB Ltd. (a) ................       463     43,360

FOOD -- 1.25%
   Bary Callebaut AG .................        50      7,652
   Nestle SA .........................        35     63,041
                                                   ----------
                                                     70,693

INSURANCE -- 2.02%
   Schweizerische Rueckversicherungs-
      Gesellschaft ...................        45     85,654

                                                     MARKET
                                          SHARES      VALUE
                                          ------      -----
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
INSURANCE (CONTINUED)
   Zurich Allied AG ..................        50  $  28,423
                                                   ---------
                                                    114,077

PHARMACEUTICALS -- 1.27%
   Roche Holding AG ..................         7     71,931

TELECOMMUNICATIONS -- 1.80%
   Swisscom AG (a) ...................       270    101,569
                                                   ----------

    Total Switzerland ................              498,852

UNITED KINGDOM -- 10.36%
BANKS -- 0.46%
   Lloyds TSB Group Plc ..............     1,900     25,801

COMMERCIAL SERVICES -- 0.65%
   Hays Plc ..........................     1,000     10,545
   Select Appointments (a) ...........     2,200     26,251
                                                   ----------
                                                      36,796

ELECTRIC --  0.39%
   National Power ....................     3,000     21,800

FOOD -- 2.10%
   PIC International (a) .............    14,000     12,799
   Tate & Lyle Plc ...................     9,000     56,036
   Unilever Plc. .....................     5,625     49,918
                                                   ----------
                                                     118,753

INSURANCE -- 2.10%
   Allied Zurich Plc (a) .............     3,800     47,768
   Norwich Union Plc  ................     4,400     29,788
   Royal & Sun Alliance Insurance
   Group Plc .........................     4,545     40,728
                                                   ----------
                                                     118,284

OIL & GAS PRODUCERS -- 1.25%
   Shell Transport & Trading Co. Plc .     9,400     70,528

PHARMACEUTICALS -- 1.50%
   Glaxo Wellcome Plc ................       900     25,010
   SmithKline Beecham Plc ............     4,600     59,819
                                                   ----------
                                                      84,829

TELECOMMUNICATIONS -- 1.15%
   Cable and Wireless Plc (a) ........     5,100     65,035

TRANSPORTATION -- 0.76%
   Railtrack Group Plc ...............     2,100     42,932
                                                   ----------

    Total United Kingdom .............              584,758

UNITED STATES -- 5.09%
BANKS -- 0.47%
   Housing & Commercial Bank..........       863     26,451

                     See notes to the financial statements.

                                                     MARKET
                                          SHARES      VALUE
                                          ------      -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES --
0.11%
   ICICI Ltd. ........................       600  $   6,060

ELECTRIC -- 0.57%
   Enersis SA - ADR...................     1,400     32,025

MEDIA -- 1.11%
   Grupo Televisa SA - GDR ...........     1,400     62,738

OIL & GAS PRODUCERS -- 0.73%
   Surgutneftegaz ....................     5,200     41,262

TELECOMMUNICATIONS -- 1.65%
   Compania Anonima Nacional
   Telefonos
   De Venezuela - ADR.................     1,100     29,975
   Dele Norte Leste Participacoes -
   ADR (a) ...........................     3,394     63,001
                                                   ----------
                                                      92,976

TRANSPORTATION -- 0.45%
   Stolt-Nielsen SA - ADR ............     1,500     25,688
                                                   ----------

    Total United States ..............              287,200
                                                   ----------

     Total Common Stocks
       (cost $4,827,129) .............            5,221,428
                                                  -----------

PREFERRED STOCKS -- 1.41%

AUSTRAILA -- 0.35%
MEDIA - 0.35%
   News Corp. Ltd. ...................     2,600     19,782

GERMANY -- 1.06%
AUTO MANUFACTURERS -- 0.24%
   Volkswagen AG .....................       370     13,674

MANUFACTURING -- 0.82%
   GEA AG ............................     1,700     46,002
                                                   ----------

    Total Germany ....................               59,676
                                                   ----------

     Total Preferred Stocks
       (cost $92,566) ................               79,458
                                                   ----------

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS --3.68%

JAPAN -- 0.45%
DISTRIBUTION & WHOLESALE - 0.45%
   Softbank Corp., 0.50%, 03/29/02
   JPY................................ 1,000,000  $  25,171

SINGAPORE  -- 1.58%
DIVERSIFIED FINANCIAL SERVICES -
1.58%
   Finlayson Global, 0.00%, 02/19/04
   SGP................................    50,000     88,911

UNITED KINGDOM -- 0.68%
FOOD -- 0.68%
   Compass Group Plc, 5.75%,
   10/05/2007 GBP.....................    15,000     38,569

UNITED STATES -- 0.97%
DIVERSIFIED FINANCIAL SERVICES -
0.62%
   Bell Atlantic Financial Services,
   4.25%,09/15/05 .................... $  34,000     34,775

IRON & STEEL -- 0.35%
   Natsteel Electronics Ltd., 1.50%,
     06/30/2004 (144a) ...............    20,000     20,000
                                                   ----------

     Total United States..............               54,775
                                                   ----------

     Total Corporate Bonds
       (cost $160,654) ...............              207,426
                                                   ----------

SHORT TERM INVESTMENTS -- 2.40%

MONEY MARKET FUND -- 2.40%
   SSgA Money Market Fund, 4.83% (b)..   135,356    135,356
                                                   ----------

     Total Short Term Investments
       (cost $135,356) ...............              135,356
                                                   ----------

TOTAL INVESTMENTS -- 100%
   (cost $5,215,705) .................           $5,643,668
                                                  ===========


                     See notes to the financial statements.

             JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.

Based on the cost of investments of $5,221,532 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $712,499, the gross unrealized depreciation was $290,363 and the net unrealized appreciation on investments was $422,136.

Forward foreign currency exchange contracts open at June 30, 1999:

   SETTLEMENT                                          U.S. $ VALUE                                         U.S. $ VALUE
      DATE            CURRENCY TO BE DELIVERED          AT 6/30/99          CURRENCY TO BE RECEIVED          AT 6/30/99
      ----            ------------------------          ----------          -----------------------          ----------
      9/14/99          87,763  Australian $            $    58,064          58,294  US $                     $   58,294
      9/14/99         174,314  US $                        174,314         254,150  Canadian $                  172,785
      9/14/99         182,475  Swiss Franc                 118,363         121,246  US $                        121,246
      9/14/99          29,714  US $                         29,714         208,888  Danish Krone                 29,103
      9/14/99         128,307  US $                        128,307         123,000  Euro                        127,517
      9/14/99         668,327  Euro                        692,870         705,747  US $                        705,747
      9/14/99          93,577  Euro                         97,013          61,377  British Sterling             96,920
                                                                                    Pound
      9/14/99         405,425  US $                        405,425         252,277  British Sterling            397,886
                                                                                    Pound
      9/14/99          93,577  Euro                         96,921          61,377  British Sterling             96,803
                                                                                    Pound
      9/14/99       1,684,604  Hong Kong $                 216,823         217,003  US $                        217,003
      9/14/99         180,000  US $                        180,000      21,298,260  Japanese Yen                178,029
      9/14/99      58,641,882  Japanese Yen                490,179         496,957  US $                        496,957
      9/14/99         221,281  Norwegian Krone              28,019          28,276  US $                         28,276
      9/14/99          73,159  US $                         73,159         616,004  Swedish Krona                72,904
      9/14/99          27,691  Singapore $                  16,390          16,289  US $                         16,289
      9/14/99         515,639  South African Rand           84,099          82,239  US $                         82,239
                                                     -----------------                                     ----------------
                                                      $  2,889,660                                          $ 2,897,998
                                                     =================                                     ================

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Aggressive Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   248,535,511
                                              ===============

Investments in securities, at value .......   $   322,913,871
Foreign currency ..........................           123,297
Receivables:
   Dividends and interest .................            48,080
   Forward foreign currency
      exchange contracts ..................         1,476,129
   Fund shares sold .......................         2,219,611
   Investment securities sold .............         6,089,833
Collateral for securities loaned ..........        72,607,174
                                              ---------------
TOTAL ASSETS ..............................       405,477,995
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............           217,466
   Administrative fees ....................            23,479
   Forward foreign currency
      exchange contracts ..................           192,219
   Fund shares redeemed ...................            93,622
   Investment securities purchased ........        16,134,067
Return of collateral for securities loaned         72,607,174
                                              ---------------
TOTAL LIABILITIES .........................        89,268,027
                                              ===============
NET ASSETS ................................   $   316,209,968
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................       202,258,805
Undistributed net investment loss .........          (616,802)
Accumulated net realized gain on
investments and foreign currency
related items .............................        38,812,946
Net unrealized appreciation on:
   Investments ............................        74,378,360
   Foreign currency related items .........         1,376,659
                                              ===============
NET ASSETS ................................   $   316,209,968
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        10,778,730
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         29.34
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       343,292
   Interest ...............................           381,509
   Security lending income ................           120,439
   Foreign tax withholding ................           (15,338)
                                              ---------------
TOTAL INVESTMENT INCOME ...................           829,902
                                              ---------------

EXPENSES
   Investment advisory fees ...............         1,061,142
   Administrative fees ....................           113,773
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,174,915
                                              ---------------
                                              ---------------
NET INVESTMENT LOSS .......................          (345,013)
                                              ---------------

REALIZED AND UNREALIZED GAINS Net realized gain on:
   Investments ............................        27,920,092
   Foreign currency related items .........            17,201
Net change in unrealized appreciation on:
   Investments ............................        31,022,447
   Foreign currency related items .........         1,355,951
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        60,315,691
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $    59,970,678
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Aggressive Growth Series

Statements of Changes in Net Assets (Unaudited)

                                                                                             SIX MONTHS
                                                                                                ENDED                YEAR ENDED
                                                                                               JUNE 30,              DECEMBER 31,
                                                                                                1999                      1998
                                                                                          ----------------          ----------------

Operations
Net investment loss ..........................................................             $    (345,013)             $    (385,544)
Net realized gain (loss) on:
   Investments ...............................................................                27,920,092                 16,357,152


Foreign currency related items ...............................................                    17,201                   (201,346)
Net change in unrealized appreciation on:
   Investments ...............................................................                31,022,447                 37,522,949


Foreign currency related items ...............................................                 1,355,951                     30,130
                                                                                           --------------             --------------
Net increase in net assets from operations ...................................                59,970,678                 53,323,341
                                                                                           --------------             --------------

Distributions to shareholders
From net investment income ...................................................                      --                     (333,868)
From net realized gains on investment transactions ...........................                      --                   (5,486,108)
                                                                                           --------------             --------------
Total distributions to shareholders ..........................................                      --                   (5,819,976)
                                                                                           --------------             --------------

Share transactions
Proceeds from the sale of shares .............................................               153,569,485                 78,834,529
Reinvestment of distributions ................................................                      --                    5,819,976
Cost of shares redeemed ......................................................               (59,171,840)               (49,186,569)
                                                                                           --------------             --------------
Net increase in net assets from share transactions ...........................                94,397,645                 35,467,936
                                                                                           --------------             --------------

Net increase in net assets ...................................................               154,368,323                 82,971,301

Net assets beginning of period ...............................................               161,841,645                 78,870,344
                                                                                           --------------             --------------

Net assets end of period .....................................................             $ 316,209,968              $ 161,841,645
                                                                                           ==============             ==============

Undistributed net investment loss ............................................             $    (616,802)             $    (271,789)
                                                                                           ==============             ==============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period ...................   $    22.09    $        14.53   $      13.38    $     13.13    $   10.00
                                                           ----------    --------------   ------------    -----------    ----------
Income from operations:
Net investment income (loss) ...........................        (0.02)            (0.06)          0.04           0.05         0.01
Net realized and unrealized gains on investments and
  foreign currency related items .......................         7.27              8.45           1.65           1.10         3.53
                                                           ----------    --------------   ------------    -----------    ----------
   Total income from operations ........................         7.25              8.39           1.69           1.15         3.54
                                                           ----------    --------------   ------------    -----------    ----------

Less distributions:
From net investment income .............................           --             (0.05)            --          (0.05)          --
From net realized gains on investment transactions .....           --             (0.78)         (0.54)         (0.71)       (0.41)
Return of capital ......................................           --                --             --          (0.14)          --
                                                           ----------    --------------   ------------    -----------    ----------
   Total distributions .................................           --             (0.83)         (0.54)         (0.90)       (0.41)
                                                           ----------    --------------   ------------    -----------    ----------
   Net increase ........................................         7.25              7.56           1.15           0.25         3.13
                                                           ----------    --------------   ------------    -----------    ----------

Net asset value, end of period .........................   $    29.34    $        22.09   $      14.53    $     13.38    $   13.13
                                                           ==========    ==============   ============    ===========    ==========

Total Return (a) .......................................        32.82%            57.66%         12.67%          8.72%       35.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $  316,210    $      161,842   $     78,870    $    29,555    $    8,527
Ratio of net operating expenses to average net
  assets (b) (c) .......................................         1.03%             1.10%          1.10%          1.09%        1.09%

Ratio of net investment income (loss)
  to average net assets (b) (c) ........................        (0.30)%           (0.35)%         0.39%          0.77%        0.27%

Portfolio turnover .....................................        50.64%           114.51%        137.26%         85.22%      163.84%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
Ratio of net operating expenses to
   average net assets (b) ..............................         1.03%             1.10%          1.17%          1.40%        2.77%
Ratio of net investment income (loss)
   to average net assets (b) ...........................        (0.30)%           (0.35)%         0.32%          0.46%       (1.41)%
------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                        MARKET
                                           SHARES        VALUE
                                           ------        -----
COMMON STOCKS - 90.16%

GERMANY -  0.92%
MACHINERY -  0.92%
   Mannesmann AG ......................    19,906  $ 2,972,953

ITALY -  0.02%
COMPUTERS - 0.02%
   Tecnost SPA ........................    29,784       73,380

NETHERLANDS - 1.17%
SEMICONDUCTORS - 1.17%
   ASM Lithography Holdings NV ........    63,695    3,781,891

UNITED STATES -  88.05%
ADVERTISING - 1.67%
   Lamar Advertising Co. (a) (c) ......    41,311    1,691,169
   Outdoor Systems Inc. (a) ...........    81,629    2,979,458
   Penton Media Inc. ..................    30,390      736,957
                                                   -------------
                                                     5,407,584

AUTO PARTS & EQUIPMENT - 0.78%
   Federal-Mogul Corp. ................    48,420    2,517,840

BANKS - 3.37%
   Bank of New York Co. Inc. ..........    85,750    3,145,953
   Fifth Third Bancorp ................    37,675    2,507,742
   Firstar Corp. ......................   186,364    5,218,192
                                                   -------------
                                                    10,871,887

BIOTECHNOLOGY - 0.76%
   Centocor Inc. ......................    52,985    2,470,426

COMPUTERS - 8.86%
   Apple Computer Inc. (a) ............    62,340    2,887,121
   Ciber Inc. (a) .....................    31,340      599,377
   Cisco Systems Inc. (a) .............   188,700   12,171,150
   EMC Corp. (a) (c) ..................    54,030    2,971,650
   Sapient Corp. (a) (c) ..............    53,310    3,018,679
   Sun Microsystems Inc. (a) ..........    47,080    3,242,635
   VeriSign Inc. (a) ..................    43,190    3,725,138
                                                   -------------
                                                    28,615,750

DIVERSIFIED FINANCIAL SERVICES - 2.18%
   American Express Co. ...............    21,310    2,772,964
   E*Trade Group Inc. (a) .............    40,810    1,629,849
   TD Waterhouse Group Inc. (a) .......    63,135    1,582,321
   Telebanc Financial Corp. (a) .......    27,210    1,054,387
                                                   -------------
                                                     7,039,521

ELECTRONICS - 5.41%
   Conexant Systems Inc. ..............    73,170    4,248,433
   Maxim Integrated Products Inc. (a)
   (c) ................................    27,790    1,848,035
   Pittway Corp .......................    63,020    2,154,496
   Vitesse Semiconductor Corp. (a) ....    42,980    2,898,464
   Texas Instruments Inc. .............     43,530   6,311,850
                                                   -------------
                                                    17,461,278

                                                        MARKET
                                           SHARES        VALUE
                                           ------        -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
HEALTHCARE - 5.77%
   Boston Scientific Corp. ............    39,280  $ 1,725,865
   Guidant Corp. ......................    33,880    1,742,702
   Medtronic Inc. (c) .................   134,664   10,486,959
   MiniMed Inc. (a) (c) ...............    60,845    4,681,262
                                                   -------------
                                                    18,636,788

INSURANCE - 1.60%
   Progressive Corp. ..................    19,445    2,819,525
   PSINet Inc. ........................    53,630    2,346,312
                                                   -------------
                                                     5,165,837

MACHINERY - 1.42%
   Applied Materials Inc. .............    62,115    4,588,746

MANUFACTURING - 3.35%
   Tyco International Ltd. (c) ........   114,027   10,804,058

MEDIA - 16.73%
   Adelphia Communications Corp. (a) ..     4,990      317,489
   AT&T- Liberty Media Group ..........   476,750   17,520,562
   Cablevision Systems Corp. (a) (c) ..    51,265    3,588,550
   Comcast Corp. (a) (c) ..............   259,800    9,986,062
   Cox Communications Inc. (a) (c) ....    71,920    2,647,555
   TCI Music Inc. (a) (c) .............    19,020      672,833
   Time Warner Inc. ...................   166,644   12,248,334
   United International Holdings Inc.
   (a) ................................    64,870    4,386,834
   Viacom Inc. (a) ....................    60,025    2,641,100
                                                   -------------
                                                    54,009,319

OIL & GAS PRODUCERS - 4.07%
   Enron Corp. ........................   160,660   13,133,955

PHARMACEUTICALS - 0.80%
   Eli Lilly & Co. ....................    35,965    2,575,993

RETAIL - 9.75%
   Amazon.com Inc. (a) (c) ............   162,350   20,314,044
   Costco Cos. Inc. (c) ...............    32,275    2,584,017
   eBay Inc. (a) ......................    41,055    6,199,305
   Staples Inc. (a) ...................    77,635    2,401,833
                                                   -------------
                                                    31,499,199

SOFTWARE - 8.95%
   America Online Inc. (a) (c) ........    28,447    3,143,393
   At Home Corp. (a) (c) ..............    30,409    1,640,185
   DoubleClick Inc. (a) (c) ...........    50,865    4,666,864
   Exodus Communications Inc. (a) .....    32,670    3,918,358
   Inktomi Corp. (a) (c) ..............    23,930    3,124,361
   Microsoft Corp. (a) ................    70,175    6,328,908
   Yahoo Inc. (a) .....................    35,315    6,083,009
                                                   -------------
                                                    28,905,078

TELECOMMUNICATIONS - 12.58%
   Level 3 Communications Inc. (a) ....   110,560    6,640,510
   Nextlink Communications Inc. (a) ...    36,215    2,693,491

                     See notes to the financial statements.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES

                                                        MARKET
                                           SHARES        VALUE
                                           ------        -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
   Nokia Corp. - ADR (c) ..............   244,115  $22,351,780
   NTL Inc. (a) .......................    30,030    2,588,211
   Sprint Corp. (PCS Group) ...........    58,635    3,349,524
   Verio Inc. (a) .....................    42,935    2,983,983
                                                   -------------
                                                    40,607,499
                                                   -------------

    Total United States ...............            284,310,758
                                                   -------------

     Total Common Stocks
       (cost $216,845,165) ............            291,138,982
                                                   -------------

                                        PRINCIPAL
                                           AMOUNT
                                           ------
CORPORATE BONDS - 0.41%

RETAIL - 0.41%
   Amazon.com Inc., 10.00%,
     05/01/2008 .....................  $1,375,000      935,000

   Tecnost International NV, 4.487%
     06/23/2004........................   374,100      391,580
                                                   -------------

     Total Corporate Bonds
       (cost $1,242,037) ..............              1,326,580
                                                   -------------

                                        PRINCIPAL       MARKET
                                           AMOUNT        VALUE
                                           ------        -----
SHORT TERM INVESTMENTS - 9.43%

DIVERSIFIED FINANCIAL SERVICES - 9.41%
   Associated Corp. of North America,
     5.25%, 07/01/1999............... $15,000,000  $15,000,000
   CIT Group Holdings Inc., 5.59%,
   07/01/1999 .......................     400,000      400,000
   Household Finance Corp., 5.45%,
   07/01/1999 .......................  15,000,000   15,000,000
                                                   -------------
                                                    30,400,000
MONEY MARKET FUND - 0.02%
   SSgA Money Market Fund, 4.83% (b)       48,309       48,309
                                                   -------------


     Total Short Term Investments
       (cost $30,448,309) .............             30,448,309
                                                   -------------

TOTAL INVESTMENTS - 100%
   (cost $248,535,511) ................            $322,913,871
                                                   =============



--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $248,699,554 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $76,447,225, the gross unrealized depreciation was $2,232,908 and the net unrealized appreciation on investments was $74,214,317.

Forward foreign currency exchange contracts open at June 30, 1999:


  SETTLEMENT                                        U.S. $ VALUE                                         U.S. $ VALUE
     DATE           CURRENCY TO BE DELIVERED         AT 6/30/99        CURRENCY TO BE RECEIVED            AT 6/30/99
     ----           ------------------------         ----------        -----------------------            ----------
     7/6/99          40,197  Euro                     $   41,455          41,737  US $                    $   41,737
    7/22/99       2,192,616  US $                      2,192,616       2,000,000  Euro                     2,064,985
    7/22/99       7,800,000  Euro                      8,053,442       9,032,098  US $                     9,032,098
    8/12/99       1,719,140  US $                      1,719,140       1,600,000  Euro                     1,654,552
    8/12/99       9,000,000  Euro                      9,306,856       9,803,875  US $                     9,803,875
                                                   ----------------                                    -----------------
                                                    $ 21,313,509                                        $ 22,597,247
                                                   ================                                    =================


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Capital Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   155,263,264
                                              ===============

Investments in securities, at value .......   $   201,065,725
Foreign currency ..........................           139,133
Receivables:
   Dividends and interest .................            15,488
   Fund shares sold........................           591,821
   Investment securities sold..............         2,794,287
Collateral for securities loaned ..........        41,562,524
                                              ---------------
TOTAL ASSETS...............................       246,168,978
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees................           139,660
   Administrative fees ....................            14,833
   Fund shares redeemed....................            29,513
   Investment securities purchased.........         7,192,132
Return of collateral for securities loaned         41,562,524
                                              ---------------
TOTAL LIABILITIES..........................        48,938,662
                                              ===============
NET ASSETS.................................   $   197,230,316
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital............................   $   126,608,677
Undistributed net investment loss..........          (673,262)
Accumulated net realized gain on
investments and foreign currency
  related items ...........................        25,496,283
Net unrealized appreciation (depreciation)
on:
   Investments ............................        45,802,461
   Foreign currency related items .........            (3,843)
                                              ---------------
NET ASSETS ................................   $   197,230,316
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............       7,276,182
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         27.11
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        70,261
   Interest ...............................            96,016
   Security lending income ................            65,981
                                              ---------------
TOTAL INVESTMENT INCOME ...................           232,258
                                              ---------------

EXPENSES
   Investment advisory fees ...............           679,640
   Administrative fees ....................            71,803
                                              ---------------
TOTAL OPERATING EXPENSES ..................           751,443
                                              ---------------
NET INVESTMENT LOSS .......................          (519,185)
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on:
   Investments ............................        21,046,755
   Foreign currency related items .........             7,181
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................        17,648,866
   Foreign currency related items .........            (6,888)
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        38,695,914
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $    38,176,729
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Capital Growth Series

Statements of Changes in Net Assets (Unaudited)


                                                                                              SIX MONTHS
                                                                                                 ENDED               YEAR ENDED
                                                                                               JUNE 30,             DECEMBER 31,
                                                                                                  1999                  1998
                                                                                             ---------------       ----------------
Operations
Net investment loss ............................................................            $    (519,185)            $    (577,229)
Net realized gains (losses) on:
Investments ....................................................................               21,046,755                13,077,232
Foreign currency related items .................................................                    7,181                  (275,392)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................               17,648,866                15,365,434
   Foreign currency related items ..............................................                   (6,888)                   20,059
                                                                                            -------------             -------------
Net increase in net assets from operations .....................................               38,176,729                27,610,104
                                                                                            -------------             -------------

Distributions to shareholders
From net investment income .....................................................                     --                        --
From net realized gains on investment transactions .............................                     --                  (7,823,970)
                                                                                            -------------             -------------
Total distributions to shareholders ............................................                     --                  (7,823,970)
                                                                                            -------------             -------------

Share transactions
Proceeds from the sale of shares ...............................................               72,862,031                37,270,227
Reinvestment of distributions ..................................................                     --                   7,823,970
Cost of shares redeemed ........................................................              (24,844,963)              (27,592,611)
                                                                                            -------------             -------------
Net increase in net assets from share transactions .............................               48,017,068                17,501,586
                                                                                            -------------             -------------

Net increase in net assets .....................................................               86,193,797                37,287,720

Net assets beginning of period .................................................              111,036,519                73,748,799
                                                                                            -------------             -------------

Net assets end of period .......................................................            $ 197,230,316             $ 111,036,519
                                                                                            =============             =============

Undistributed net investment loss ..............................................            $    (673,262)            $    (154,077)
                                                                                            =============             =============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Capital Growth Series

Financial Highlights (Unaudited)

                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- -------------- -------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ...................   $     20.73    $      16.50    $     14.46    $     13.86    $    10.00
                                                           -----------    ------------    -----------    -----------    ----------
Income from operations:
Net investment income (loss) ...........................         (0.06)          (0.12)         (0.06)          0.06            --
Net realized and unrealized gains on
  investments and foreign currency related items .......          6.44            5.92           2.23           0.70          4.70
                                                           -----------    ------------    -----------    -----------    ----------
   Total income from operations ........................          6.38            5.80           2.17           0.76          4.70
                                                           -----------    ------------    -----------    -----------    ----------

Less distributions:
From net investment income .............................            --              --          (0.02)            --            --
From net realized gains on investment transactions .....            --           (1.57)         (0.04)         (0.16)        (0.84)
Return of capital ......................................            --              --          (0.07)            --            --
                                                           -----------    ------------    -----------    -----------    ----------
   Total distributions .................................            --           (1.57)         (0.13)         (0.16)        (0.84)
                                                           -----------    ------------    -----------    -----------    ----------
   Net increase ........................................          6.38            4.23           2.04           0.60          3.86
                                                           -----------    ------------    -----------    -----------    ----------

Net asset value, end of period .........................   $     27.11    $      20.73    $     16.50    $     14.46    $    13.86
                                                           ===========    ============    ===========    ===========    ==========

Total Return (a) .......................................         30.78%          35.16%         15.01%          5.45%        47.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $   197,230    $    111,037    $    73,749    $    36,946    $    9,578
Ratio of net operating expenses to average net
  assets (b) (c) .......................................          1.05%           1.09%          1.10%          1.09%         1.09%

Ratio of net investment income (loss)
  to average net assets (b) (c) ........................         (0.73)%         (0.68)%        (0.30)%         0.91%        (0.49)%

Portfolio turnover .....................................         60.22%         128.95%        131.43%        115.88%       128.56%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
   Ratio of net operating expenses to
     average net assets (b) ............................          1.05%           1.09%          1.11%          1.27%         2.08%
   Ratio of net investment income (loss)
     to average net assets (b) .........................         (0.73)%         (0.68)%        (0.31)%         0.73%        (1.48)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                         JNL/JANUS CAPITAL GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                JUNE 30, 1999 See

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
 COMMON STOCKS - 96.35%

 CANADA - 4.26%
 MEDIA - 1.19%
    Rogers Communications Inc. (c) ..   148,265  $ 2,400,040

 PHARMACEUTICALS - 1.10%
    QLT Phototherapeutics Inc. ......    40,300    2,216,500

 TELECOMMUNICATIONS - 1.97%
    AT&T Canada Inc. (c) ............    61,750    3,955,859
                                                 -------------

     Total Canada ...................              8,572,399

 HONG KONG - 1.90%
 HOME FURNISHINGS - 1.90%
    Gemstar International Group
    Ltd. ............................    58,470    3,815,167

 UNITED KINGDOM - 2.10%
 COMMERCIAL SERVICES - 0.66%
    Capita Group Plc. ...............   128,835    1,333,195

 RETAIL - 1.44%
    PizzaExpress Plc. ...............   199,059    2,886,655
                                                 -------------

     Total United Kingdom ...........              4,219,850


 UNITED STATES - 88.09%
 ADVERTISING - 0.14%
    Lamar Advertising Co. (a) .......     6,940      284,106

 AIRLINES - 1.05%
    Ryanair Holdings Plc - ADR (a)
    (c) .............................    39,871    2,113,163

 BANKS - 1.78%
    Firstar Corp. (c) ...............   127,955    3,582,740

 COMMERCIAL SERVICES - 10.32%
    Apollo Group Inc. (a) (c) .......   384,302   10,208,022
    Concord EFS Inc. (a).............    32,500    1,375,156
    Paychex Inc. ....................   287,847    9,175,107
                                                 -------------
                                                  20,758,285

 COMPUTERS - 5.29%
    Juniper Networks Inc. (a) .......     3,950      588,550
    VeriSign Inc. (a) (c) ...........    48,840    4,212,450
    Veritas Software Corp. (a) (c) ..    61,500    5,838,656
                                                 -------------
                                                  10,639,656

 DIVERSIFIED FINANCIAL SERVICES -
 2.54%
    Charles Schwab Corp. (c) ........    46,425    5,100,947

 ELECTRIC - 1.47%
    AES Corp. (c) ...................    50,685    2,946,066

 ELECTRONICS - 4.87%
    Vitesse Semiconductor Corp. (a) .   145,280    9,797,320

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)
 ENTERTAINMENT - 0.98%
    Premier Parks Inc. (a) (c) ......    53,415  $ 1,963,001

 HEALTHCARE - 0.59%
    MiniMed Inc. ....................    15,290    1,176,374

 INSURANCE - 3.10%
    PSINet Inc. (c) .................   142,625    6,239,844

 MEDIA - 13.20%
    Adelphia Communications Inc.
    (a) (c) .........................    68,245    4,342,088
    Chancellor Media Corp. (a) (c) ..    63,660    3,509,257
    Citadel Communications Corp.
    (a) .............................    50,680    1,833,983
    Clear Channel Communications
    Inc. (a)(c) .....................    56,358    3,885,180
    Entercom Communications Corp.
    (a) .............................    51,690    2,209,748
    Hispanic Broadcasting Corp. (a) .   114,265    8,669,857
    Univision Communications Inc.
    (a) .............................    31,565    2,083,290
                                                 -------------
                                                  26,533,403

 PHARMACEUTICALS - 5.48%
    MedImmune Inc. (a) (c) ..........    50,668    3,432,757
    Sepracor Inc. (a) (c) ...........    53,285    4,329,406
    Watson Pharmaceutical Inc. (a) ..    93,010    3,261,163
                                                 -------------
                                                  11,023,326

 RETAIL - 8.54%
    Amazon.com Inc. (a) (c) .........    81,915   10,249,614
    eBay Inc. (a) (c) ...............    42,330    6,391,830
    Fastenal Co. ....................    10,190      534,338
                                                 -------------
                                                  17,175,782

 SOFTWARE - 5.39%
    Concentric Network Corp. (a)
    (c) .............................    47,080    1,871,430
    Exodus Communications Inc. (a)
    (c) .............................    73,760    8,846,590
    Flycast Communications Corp.
    (a) .............................     5,830      111,499
                                                 -------------
                                                  10,829,519

 TELECOMMUNICATIONS - 23.35%
    American Tower Corp. (a) (c) ....    85,610    2,054,640
    Crown Castle International
    Corp. (a) .......................   279,730    5,821,881
    E-Tek Dynamics Inc. (a) (c) .....    47,940    2,280,146
    JDS Uniphase Corp. (a) (c) ......    15,790    2,621,140
    Level 3 Communications Inc. (a)
    (c) .............................    58,845    3,534,378
    McLeod USA Inc. (a) (c) .........   128,195    7,050,725
    Metromedia Fiber Network Inc.
    (a) (c) .........................   190,475    6,845,195
    Nextlink Communications Inc.
    (a) (c) .........................   104,930    7,804,169
    NTL Inc. (a) (c) ................    60,000    5,171,250
    Sprint Corp. (PCS Group) (c) ....    41,390    2,364,404
    Verio Inc. (a) (c) ..............    20,260    1,408,070
                                                 -------------
                                                  46,955,998
                                                 -------------

     Total United States ............            177,119,530
                                                 -------------

      Total Common Stocks
        (cost $147,924,485) .........            193,726,946
                                                 -------------

                     See notes to the financial statements.

                         JNL/JANUS CAPITAL GROWTH SERIES

                                      PRINCIPAL       MARKET
                                         AMOUNT        VALUE
                                         ------        -----
 SHORT TERM INVESTMENTS - 3.65%

 DIVERSIFIED FINANCIAL SERVICES -
3.63%
    Household Finance Corp., 5.45%,
       07/01/1999 ...................$7,300,000  $ 7,300,000

 MONEY MARKET FUND - 0.02%
    SSgA Money Market Fund, 4.83%
    (b) .............................    38,779       38,779
                                                 -------------

      Total Short Term Investments
        (cost $7,338,779) ...........              7,338,779
                                                 -------------


 TOTAL INVESTMENTS -- 100%
    (cost $155,263,264) .............            $201,065,725
                                                 =============



--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $155,325,864 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $48,112,879, the gross unrealized depreciation was $2,373,018 and the net unrealized appreciation on investments was $45,739,861.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Global Equities Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   249,423,857
                                              ===============

Investments in securities, at value .......   $   334,865,533
Foreign currency ..........................         3,862,019
Receivables:
  Dividends and interest ..................           137,121
  Forward foreign currency
    exchange contracts ....................         2,643,974
  Foreign taxes recoverable ...............           163,710
  Fund shares sold ........................           465,264
  Investment securities sold ..............         2,623,067
Collateral for securities loaned ..........        46,513,373
                                              ---------------
TOTAL ASSETS ..............................       391,274,061
                                              ---------------

LIABILITIES
Bank overdraft ............................            72,279
Payables:
  Investment advisory fees ................           250,295
  Administrative fees .....................            25,758
  Forward foreign currency
    exchange contracts ....................           339,043
  Foreign tax expense .....................             9,330
  Fund shares redeemed ....................            24,975
  Investment securities purchased .........         7,593,363
Return of collateral for securities loaned         46,513,373

                                              ---------------
TOTAL LIABILITIES .........................        54,828,416
                                              ===============
NET ASSETS ................................   $   336,445,645
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   244,926,384
Undistributed net investment income .......           660,142
Accumulated net realized gain on
   investments and foreign currency
   related items ..........................         3,136,484
Net unrealized appreciation on:
  Investments..............................        85,441,676
  Foreign currency related items...........         2,280,959
                                              ===============
NET ASSETS ................................   $   336,445,645
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        13,618,774
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE .........................   $         24.70
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
  Dividends ...............................   $     1,400,324
  Interest ................................           383,309
  Securities lending ......................           104,664
  Foreign tax withholding .................          (177,313)
                                              ---------------
TOTAL INVESTMENT INCOME ...................         1,710,984
                                              ---------------

EXPENSES
  Investment advisory fees ................         1,347,697
  Administrative fees .....................           138,010
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,485,707
                                              ---------------
NET INVESTMENT INCOME .....................           225,277
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on:
  Investments .............................         4,963,225
  Foreign currency related items ..........            82,264
Net change in unrealized appreciation on:
  Investments .............................        22,593,458
  Foreign currency related items...........         3,105,206
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        30,744,153
                                              ---------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS .........................   $    30,969,430
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Global Equities Series

Statements of Changes in Net Assets (Unaudited)

                                                                                             SIX MONTHS
                                                                                                ENDED                 YEAR ENDED
                                                                                              JUNE 30,               DECEMBER 31,
                                                                                                 1999                    1998
                                                                                            ---------------         ----------------
Operations:
Net investment income ..........................................................            $     225,277             $     255,635
Net realized gain (loss) on:
Investments ....................................................................                4,963,225                   630,606
Foreign currency related items .................................................                   82,264                (2,531,119)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................               22,593,458                45,926,872
Foreign currency related items .................................................                3,105,206                  (758,325)
                                                                                            -------------             -------------
Net increase in net assets from operations .....................................               30,969,430                43,523,669
                                                                                            -------------             -------------

Distributions to shareholders:
From net investment income .....................................................                     --                    (715,943)
From net realized gains on investment transactions .............................                     --                        --
                                                                                            -------------             -------------
Total distributions to shareholders ............................................                     --                    (715,943)
                                                                                            -------------             -------------

Share transactions:
Proceeds from the sale of shares ...............................................               99,673,680                83,519,461
Reinvestment of distributions ..................................................                     --                     715,943
Cost of shares redeemed ........................................................              (34,582,953)              (37,707,917)
                                                                                            -------------             -------------
Net increase in net assets from share transactions .............................               65,090,727                46,527,487
                                                                                            -------------             -------------

Net increase in net assets .....................................................               96,060,157                89,335,213

Net assets beginning of period .................................................              240,385,488               151,050,275
                                                                                            -------------             -------------

Net assets end of period .......................................................            $ 336,445,645             $ 240,385,488
                                                                                            =============             =============

Undistributed net investment income ............................................            $     660,142             $     434,865
                                                                                            =============             =============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Janus Global Equities Series

Financial Highlights (Unaudited)


                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- -------------- --------------- --------------
Selected Per Share Data

Net asset value, beginning of period ..................   $    22.11   $      17.48    $      15.20    $     13.75    $     10.00
                                                          ----------   ------------    ------------    -----------    -----------
Income from operations:
Net investment income .................................         0.01           0.04            0.07           0.03           0.10
Net realized and unrealized gains
   on investments and
   foreign currency related items .....................         2.58           4.66            2.84           2.72           4.02
                                                          ----------   ------------    ------------    -----------    -----------
Total income from operations ..........................         2.59           4.70            2.91           2.75           4.12
                                                          ----------   ------------    ------------    -----------    -----------

Less distributions:
From net investment income ............................           --          (0.07)             --          (0.08)            --
From net realized gains on investment
   transactions .......................................           --             --           (0.63)         (0.90)         (0.37)
Return of capital .....................................           --             --              --          (0.32)            --
                                                          ----------   ------------    ------------    -----------    -----------
Total distributions ...................................           --          (0.07)          (0.63)         (1.30)         (0.37)
                                                          ----------   ------------    ------------    -----------    -----------
Net increase ..........................................         2.59           4.63            2.28           1.45           3.75
                                                          ----------   ------------    ------------    -----------    -----------

Net asset value, end of period ........................   $    24.70   $      22.11    $      17.48    $     15.20    $     13.75
                                                          ==========   ============    ============    ===========    ===========

Total Return (a) ......................................        11.71%         26.87%          19.12%         19.99%         41.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............   $  336,446   $    240,385    $    151,050    $    48,638    $    16,141
Ratio of net operating expenses to average net
   assets (b) (c) .....................................         1.08%          1.14%           1.15%          1.14%          1.15%

Ratio of net investment income to average net
   assets (b) (c) .....................................         0.16%          0.13%           0.33%          0.37%          0.39%

Portfolio turnover ....................................        25.86%         81.46%          97.21%         52.02%        142.36%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
Ratio of net operating expenses to
   average net assets (b) .............................         1.08%          1.30%           1.37%          1.63%          2.25%
Ratio of net investment income (loss)
  to average net assets (b) ...........................         0.16%         (0.03)%          0.11%         (0.12)%        (0.71)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                       MARKET
                                         SHARES         VALUE
                                         ------         -----
COMMON STOCKS - 85.73%

CANADA - 1.57%
BANKS - 0.27%
   Toronto-Dominion Bank ...........    19,547    $ 886,086

HOLDING - COMPANIES - 0.46%
   Seagram Co. Ltd. ................    30,655    1,544,246

MEDIA - 0.84%
   Rogers Communications ...........    55,352      889,015
   Shaw Communications .............     8,306      328,856
   Wideotron Groupe Ltd. ...........   102,722    1,608,672
                                                 ------------
                                                  2,826,543
                                                 ------------

    Total Canada ...................              5,256,875

FINLAND - 2.64%
SOFTWARE - 0.56%
   Tieto Corp. (c) .................    44,970    1,872,836

TELECOMMUNICATIONS - 2.08%
   Nokia OYJ "A" ...................    79,546    6,970,001
                                                 ------------

    Total Finland ..................              8,842,837

FRANCE - 6.17%
AUTO PARTS & EQUIPMENT - 0.22%
   Valeo SA ........................     9,015      743,449

COMMERCIAL SERVICES - 1.81%
   Vivendi (c) .....................    74,757    6,053,320

COMPUTERS - 1.27%
   Atos SA (a) (c) .................    15,278    1,559,184
   Cap Gemini SA (c) ...............    17,210    2,703,718
                                                 ------------
                                                  4,262,902

ENGINEERING & CONSTRUCTION - 0.67%
   Suez Lyonnaise des Eaux .........    12,418    2,238,912

FOOD - 0.65%
   Carrefour Supermarche ...........    14,784    2,171,713

INSURANCE - 0.44%
   Axa (c) .........................    12,043    1,468,639

LODGING - 0.22%
   Accor SA ........................                726,680
                                        2,895

OIL & GAS PRODUCERS - 0.56%
   Elf Aquitaine ...................    12,657    1,856,655

PHARMACEUTICALS - 0.33%
   Sanofi SA .......................    26,380    1,119,026
                                                 ------------

    Total France ...................             20,641,296

                                                     MARKET
                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS (CONTINUED)

GERMANY - 3.90%
APPAREL - 0.23%
   Adidas - Salomon AG .............     7,878    $ 781,650

AUTO MANUFACTURERS - 0.28%
   DaimlerChrysler AG (a) ..........    10,892      943,154

BANKS - 0.51%
   Deutsche Pfandbrief &
   Hypothekenban ...................    18,866    1,711,426

MACHINERY - 2.88%
   Mannesmann AG ...................    64,502    9,633,347
                                                 ------------

    Total Germany ..................             13,069,577

HONG KONG - 1.30%
BANKS - 0.27%
   HSBC Holdings Plc (c) ...........    24,400      890,006

TELECOMMUNICATIONS - 1.03%
   China Telecom Ltd. (c) .......... 1,246,000    3,460,843
                                                 ------------

     Total Hong Kong ...............              4,350,849

ITALY - 1.88%
BANKS - 0.75%
   Banca Commerciale Italiana (c) ..   128,841      940,336
   Banca di Roma (c) ...............   804,681    1,157,160
   Credito Italiano SpA (c) ........    94,601      415,433
                                                 ------------
                                                  2,512,929

COMPUTERS - 0.06%
   Tecnost SpA (c) .................    76,164      187,648

INSURANCE - 0.60%
   Assicurazioni Generali ..........    58,217    2,016,437

TELECOMMUNICATIONS - 0.47%
   Telecom Italia SpA (c) ..........   262,355    1,565,898
                                                 ------------

     Total Italy ...................              6,282,912

JAPAN - 7.21%
AUTO MANUFACTURING - 0.39%
   Honda Motor Co. Ltd. ............    31,000    1,314,623

BEVERAGES - 0.52%
   Kirin Brewery Co. Ltd. ..........   145,000    1,738,034

COMPUTERS - 0.57%
   Fujitsu Ltd. (c) ................    95,000    1,912,251

COSMETICS & PERSONAL CARE - 0.31%
   Kao Corp. .......................    37,000    1,039,927

DISTRIBUTION & WHOLESALE - 0.22%
   Softbank Corp. (c) ..............     3,600      729,404


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                                     MARKET
                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
HOME FURNISHINGS - 0.59%
   Sony Corp. (c) ...................   18,400   $1,984,955

PHARMACEUTICALS - 1.18%
   Takeda Chemical Industries ......    85,000    3,941,886

RETAIL - 0.28%
   Ito-Yokado Co. Ltd. .............    14,000      937,422

TELECOMMUNICATIONS - 3.15%
   Nippon Telegraph & Telephone              7       81,590
   Corp. ...........................
   NTT Data Corp. (c) ..............       218    1,733,620
   NTT Mobile Communications
    Network Inc. (c) ...............       645    8,744,317
                                                 ------------
                                                 10,559,527
                                                 ------------

    Total Japan ....................             24,158,029


NETHERLANDS - 6.17%
BANKS - 0.12%
   ING Groep NV ....................     7,544      408,279

BEVERAGES - 0.69%
   Heineken NV .....................    45,398    2,323,548

COMPUTERS - 1.41%
   Equant NV .......................    10,584      975,400
   Getronics NV ....................    97,376    3,744,177
                                                 ------------
                                                  4,719,577

ELECTRONICS - 1.13%
   Koninklijke Philips Electronics
   NV ..............................    38,464    3,792,582

INSURANCE - 0.57%
   Aegon NV (a).....................    26,190    1,899,307

MEDIA - 1.42%
   Wolters Kluwer NV ...............   119,719    4,763,717

SEMICONDUCTORS - 0.37%
   ASM Lithography Holdings NV .....    11,474      663,549
   ASM Lithography Holdings NV NYS
   (c) .............................     9,560      567,625
                                                 ------------
                                                  1,231,174

TELECOMMUNICATIONS - 0.46%
   United Pan-Europe Communications
   (c) .............................    28,338    1,536,564
                                                 ------------

    Total Netherlands ..............             20,674,748

SPAIN - 3.47%
BANKS - 1.28%
   Argentaria, Caja Postal y Banee .    45,052    1,024,043
   Banco Bilbao Vizcaya (c) ........    79,398    1,146,683
   Banco Santander .................   205,664    2,126,448
                                                 ------------
                                                  4,297,174

                                                     MARKET
                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
RETAIL - 0.31%
   Tele Pizza SA (a) (c) ...........   200,238   $1,036,205

TELECOMMUNICATIONS - 1.88%
   Telefonica SA ...................   130,511    6,300,382
                                                 ------------

    Total Spain ....................             11,633,761

SWEDEN - 2.30%
COMMERCIAL SERVICES - 0.78%
   Securities AB ...................   173,800    2,600,141

COMPUTERS - 0.13%
   WM-Data AB (c) ..................    11,219      428,196

METALS & MINING - 0.90%
   Assa Abloy AB (c) ...............   271,248    3,006,766

TELECOMMUNICATIONS - 0.49%
   Telefonaktiebolaget LM Ericsson .    51,229    1,644,470
                                                 ------------

   Total  Sweden ...................              7,679,573

SWITZERLAND - 2.62%
BANKS - 0.29%
   Julius Baer Holding AG ..........       339      965,706

COMMERCIAL SERVICES - 0.13%
    Kuoni Reisen Holdings ..........       111      421,131

INSURANCE - 0.35%
   Zurich Allied AG ................     2,037    1,157,937

PHARMACEUTICALS - 0.91%
   Roche Holding AG ................       296    3,041,656

TELECOMMUNICATIONS - 0.94%
   Swisscom AG (a)..................     8,376    3,150,897
                                                 ------------

    Total Switzerland ..............              8,737,327

UNITED KINGDOM - 6.05%
ADVERTISING - 0.01%
   WPP Group Plc ...................     3,255       27,557

BANKS - 0.27%
   Lloyds TSB Group Plc ............    67,501      916,623

COMMERCIAL SERVICES - 1.23%
   Capita Group Plc ................    24,844      257,088
   Hays Plc ........................   248,022    2,615,420
   Rentokil Initial Plc ............   324,577    1,258,572
                                                 ------------
                                                  4,131,080

COMPUTERS - 1.19%
   Logica Plc ......................   334,684    3,520,313
   SEMA Group Plc ..................    46,907      451,386
                                                 ------------
                                                  3,971,699


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                                     MARKET
                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES -
0.17%
   Amvescap Plc ....................     65,618   $  585,933

FOOD - 0.49%
   Compass Group Plc ...............    166,226
                                                  1,649,377

PHARMACEUTICALS - 0.27%
   SmithKline Beecham Plc ..........     70,068      911,169

TELECOMMUNICATIONS - 2.42%
   British Telecom Plc .............    125,852    2,106,735
   Colt Telecom Group Plc (a) ......     59,191    1,239,022
   Energis Plc (a) .................    117,767    2,814,155
   Orange Plc (a) ..................     76,227    1,118,623
   Vodafone Group Plc ..............     41,333      813,086
                                                  ------------
                                                   8,091,621
                                                  ------------

    Total United Kingdom ...........              20,285,059

UNITED STATES - 40.45%
AUTO MANUFACTURERS - 0.15%
   Daimler Chrysler AG .............      5,712      507,654

BIOTECHNOLOGY - 0.45%
   Amgen Inc. (a) ..................     24,845    1,512,439

COMMERCIAL SERVICES - 0.55%
   Paychex Inc. ....................     57,682    1,838,614

COMPUTERS - 5.98%
   Cisco Systems Inc. (a) ..........    239,400   15,441,300
   EMC Corp. (a) ...................     18,170      999,350
   Equant NV (a) (c) ...............     12,426    1,169,597
   Sun Microsystems Inc. (a) .......     35,040    2,413,380
                                                  ------------
                                                  20,023,627

COSMETICS & PERSONAL CARE - 0.97%
   Estee Lauder Cos. Inc. (c) ......     64,530    3,234,566

DIVERSIFIES FINANCIAL SERVICES -
1.02%
   American Express Co. ............     17,070    2,221,234
   Federal National Mortgage
   Association .....................     17,560    1,200,665
                                                  ------------
                                                   3,421,899

ELECTRONICS - 1.21%
   Koninklijke Philips Electronics
   NV ..............................     40,305    4,065,775

FOOD - 0.26%
   Kroger Co. ......................     31,350      875,841

HEALTHCARE - 0.49%
   Meditronic Inc. .................     21,225    1,652,897

MANUFACTURING - 3.89%
   Tyco International Ltd. .........    137,564   13,034,189

                                                      MARKET
                                         SHARES        VALUE
                                         ------        -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
MEDIA - 6.31%
   AT&T - Liberty Media Group ......     74,325   $2,731,444
   Chancellor Media Corp. (a) (c) ..     11,280      621,810
   Clear Channel Communications
   Inc. (a) ........................     27,015    1,862,347
   Comcast Corp. (a) ...............    118,140    4,541,006
   Grupo Televisa SA-GDR (a) .......     18,810      842,923
   MediaOne Group Inc. (a) .........     12,800      952,000
   Rogers Communications (a) .......     22,215      359,605
   Time Warner Inc. ................    106,825    7,851,638
   Viacom Inc. (a) .................     31,010    1,364,440
                                                  ------------
                                                  21,127,213

OIL & GAS PRODUCERS - 0.37%
   Enron Corp. .....................     15,000    1,226,250

PHARMACEUTICALS - 3.02%
   America Home Products Corp. .....     12,805      736,287
   Pfizer Inc. .....................     14,125    1,550,219
   Pharmacia & Upjohn Inc. (c) .....     62,605    3,556,747
   Sepracor Inc. (c) ...............      8,915      724,344
   SmithKline Beecham Plc - ADR ....     18,715    1,236,360
   Warner-Lambert Co. ..............     33,074    2,294,509
                                                  ------------
                                                  10,098,466

RETAIL - 0.71%
   Amazon.com Inc. (a) (c) .........      8,960    1,121,120
   eBay Inc. (a) (c) ...............      8,315    1,255,565
                                                  ------------
                                                   2,376,685

SOFTWARE - 3.29%
   America Online Inc. (a) .........      9,370    1,035,385
   Intuit Inc. (a) .................     11,995    1,081,049
   Microsoft Corp. (a) .............     98,540    8,887,076
                                                  ------------
                                                  11,003,510

TELECOMMUNICATIONS - 11.13%
   AirTouch Communications Inc. (a)
   (c) .............................     36,230    3,900,386
   AT&T Corp. ......................     86,910    4,850,664
   Ericsson (LM) - ADR (c) .........     36,867    1,214,307
   Global Telesystems Group Inc.
   (a) (c) .........................      7,455      603,855
   Level 3 Communications Inc. (a)
   (c) .............................     18,915    1,136,082
   MCI WorldCom Inc. (a) ...........     60,980    5,248,091
   Nokia Corp. - ADR ...............     70,720    6,475,300
   NTL Inc. (a) (c) ................     18,130    1,562,579
   Sprint Corp. (PCS Group) (c) ....     39,260    2,242,728
   Telecom Argentina SA - ADR  (a)
   (c) .............................     19,085      510,524
   Telecomunicacoes Braileriras SA-
      ADR (c) ......................     45,270    4,082,788
   Telefonica de Argentina SA - ADR      26,430      829,241
   Telefonica SA - ADR .............      4,837      711,620
   Telefonos de Mexico .............     39,850    3,220,378
   US West Inc. ....................     11,380      668,575
                                                  ------------
                                                  37,257,118

TRANSPORTATION - 0.65%
   FDX Corp. (a) ...................     40,020    2,171,085
                                                  ------------


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                      PRINCIPAL       MARKET
                                         AMOUNT        VALUE
                                         ------        -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

    Total United States ............            $135,427,828
                                                --------------

     Total Common Stocks
       (cost $201,965,926) .........             287,040,671
                                                --------------


CORPORATE BONDS - 0.26%

ITALY - 0.26%
COMPUTERS - 0.26%
   Tecnost International., 1.00%,
      06/23/2004 ...................  $ 651,419      884,849
                                                  ------------

     Total Corporate Bonds
       (cost $651,419) .............                 884,849
                                                  ------------


                                         SHARES
                                         ------
PREFERRED STOCKS - 1.58%

GERMANY - 0.73%
AUTO MANUFACTURERS - 0.40%
   Porsche AG ......................        569    1,337,343

INSURANCE - 0.33%
   Marschollek Laut und Partner AG .      2,336    1,112,527
                                                  ------------


    Total Germany ..................               2,449,870

UNITED STATES - 0.85%
MEDIA - 0.85%
   UnitedGlobalCom Inc. ............     56,955    2,847,750
                                                  ------------

     Total Preferred Stocks
       (cost $5,173,119) ...........               5,297,620
                                                  ------------

                                      PRINCIPAL       MARKET
                                         AMOUNT        VALUE
                                         ------        -----

SHORT TERM INVESTMENTS - 12.43%

DIVERSIFIED  FINANCIAL SERVICES -
12.18%
   Associated Corp. of North
   America,
     5.25%, 07/01/1999 ............ $15,000,000  $15,000,000
   CIT Group Inc., 5.59%,
   07/01/1999 .....................  10,000,000   10,000,000
   Household Finance Corp., 5.45%,
     07/01/1999 ...................  15,800,000   15,800,000
                                                  ------------
                                                  40,800,000

MONEY MARKET FUNDS - 0.03%
   SSgA Money Market Fund, 4.83%
   (b) ............................      94,340       94,340

U.S. GOVERNMENT SECURITIES - 0.22%
   U.S. Treasury Bill, 4.45%,
   07/22/1999 .....................     750,000      748,053
                                                  ------------

     Total Short Term Investments
       (cost $41,642,393) .........               41,642,393
                                                  ------------

TOTAL INVESTMENTS - 100%
    (cost $249,423,857) ...........             $334,865,533
                                                ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $249,884,448 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $89,910,258, the gross unrealized depreciation was $4,929,173 and the net unrealized appreciation on investments was $84,981,085.

Forward foreign currency exchange contracts open at June 30, 1999:

   SETTLEMENT                                          U.S. $ VALUE                                         U.S. $ VALUE
      DATE            CURRENCY TO BE DELIVERED          AT 6/30/99          CURRENCY TO BE RECEIVED          AT 6/30/99
      ----            ------------------------          ----------          -----------------------          ----------
      7/15/99         850,000  Euro                    $   877,174         995,435  US $                     $  995,435
      7/28/99         900,000  Euro                        929,647       1,058,220  US $                      1,058,220
      8/12/99       3,700,000  Euro                      3,826,152       4,369,700  US $                      4,369,700
      8/27/99       6,050,000  Euro                      6,263,322       7,092,415  US $                      7,092,415
      9/16/99     343,000,000  Japanese Yen              2,868,001       2,964,564  US $                      2,964,564
      10/8/99       1,000,000  Canadian $                  680,074         684,471  US $                        684,471
      10/8/99         750,000  Swiss Franc                 487,905         513,875  US $                        513,875
      10/8/99       3,332,194  US $                      3,332,194       2,068,000  British Sterling Pound    3,262,638
      10/8/99       4,768,000  British Sterling          7,522,368       7,686,493  US $                      7,686,493
                               Pound


                     See notes to the financial statements.

                        JNL/JANUS GLOBAL EQUITIES SERIES

Forward foreign currency exchange contracts open at June 30, 1999 (continued):


   SETTLEMENT                                             U.S. $ VALUE                                      U.S. $ VALUE
      DATE            CURRENCY TO BE DELIVERED             AT 6/30/99       CURRENCY TO BE RECEIVED          AT 6/30/99
      ----            ------------------------             ----------       -----------------------          ----------
      10/8/99       7,356,981  US $                      $  7,356,981     850,000,000  Japanese Yen            $ 7,131,966
      10/8/99     1,160,000,000Japanese Yen                 9,733,036      10,074,485  US $                     10,074,485
     10/14/99         600,000  British Sterling Pound         946,693         971,640  US $                        971,640
     10/14/99     400,000,000  Japanese Yen                 3,359,343       3,431,415  US $                      3,431,415
     10/21/99         600,000  Swiss Franc                    390,900         412,371  US $                        412,371
     10/21/99     196,000,000  Japanese Yen                 1,647,868       1,692,328  US $                      1,692,328
     11/18/99         200,000  Canadian $                     136,082         137,601  US $                        137,601
     11/18/99         150,000  Swiss Franc                     98,037         104,749  US $                        104,749
     11/18/99     273,750,000  Japanese Yen                 2,311,603       2,366,195  US $                      2,366,195
      12/3/99     230,000,000  Japanese Yen                 1,946,724       1,916,667  US $                      1,916,667
      12/9/99       5,232,000  British Sterling Pound       8,262,218       8,420,212  US $                      8,420,212
       5/5/00      28,000,000  Honk Kong $                  3,576,436       3,568,756  US $                      3,568,756
                                                        -----------------                                     ----------------
                                                        $  66,552,758                                         $ 68,856,196
                                                        =================                                     ================

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/PIMCO Total Return Bond Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $      9,177,958
                                              ===============

Investments in securities, at value .......   $     9,036,185
Receivables:
   Interest ...............................            71,667
   Fund shares sold .......................               237
   Variation margin .......................            15,125
                                              ---------------
TOTAL ASSETS ..............................         9,123,214
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             4,854
   Administrative fees ....................               693
   Fund shares redeemed ...................               226
   Investment securities purchased  .......           187,187
Options written, at value
   (Premiums received $1,068) .............               766
                                              ---------------
TOTAL LIABILITIES .........................           193,726
                                              ===============
NET ASSETS ................................   $     8,929,488
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     9,026,433
Undistributed net investment income .......           189,239
Accumulated net realized loss
   on investments and futures contracts ...          (151,205)
Net unrealized appreciation (depreciation)
on:
   Investments ............................          (141,773)
   Futures contracts ......................             6,492
   Options written ........................               302
                                              ---------------
NET ASSETS ................................   $     8,929,488
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           890,572
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.03
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest ...............................   $       219,434
                                              ---------------

EXPENSES
   Investment advisory fees ...............            26,421
   Administrative fees ....................             3,774
                                              ---------------
TOTAL OPERATING EXPENSES ..................            30,195
                                              ---------------
NET INVESTMENT INCOME .....................           189,239
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
   Investments ............................           (61,327)
   Futures contracts ......................           (95,683)
   Options written ........................             6,956
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................          (166,132)
   Futures contracts ......................            18,930
   Options written ........................               302
                                              ---------------
NET REALIZED AND UNREALIZED LOSSES ........          (296,954)
                                              ---------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................   $      (107,715)
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/PIMCO Total Return Bond Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Operations
Net investment income ............................................................             $   189,239              $   180,694
Net realized gain (loss) on:
Investments ......................................................................                 (61,327)                  35,855
Futures contracts ................................................................                 (95,683)                  18,225
Options written ..................................................................                   6,956                       --
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................................                (166,132)                  24,359
Futures contracts ................................................................                  18,930                  (12,438)
Options written ..................................................................                     302                       --
                                                                                               -----------              -----------
Net increase (decrease) in net assets from operations ............................                (107,715)                 246,695
                                                                                               -----------              -----------

Distributions to shareholders
From net investment income .......................................................                      --                 (182,399)
From net realized gains on investment transactions ...............................                      --                  (55,231)
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                      --                 (237,630)
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               3,970,203                7,323,899
Reinvestment of distributions ....................................................                    --                    237,630
Cost of shares redeemed ..........................................................              (1,065,625)              (1,437,969)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               2,904,578                6,123,560
                                                                                               -----------              -----------

Net increase in net assets .......................................................               2,796,863                6,132,625

Net assets beginning of period ...................................................               6,132,625                       --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 8,929,488              $ 6,132,625
                                                                                               ===========              ============

Undistributed net investment income ..............................................             $   189,239              $        --
                                                                                               ===========              ============
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/PIMCO Total Return Bond Series

Financial Highlights (Unaudited)


                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS         MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period .................................................            $      10.16        $      10.00
                                                                                                  ------------        ------------
Income from operations:
Net investment income ................................................................                    0.21                0.31
Net realized and unrealized gains (losses) ...........................................                   (0.34)               0.26
   on investments, futures contracts and options written
                                                                                                  ------------        ------------
   Total income (loss) from operations ...............................................                   (0.13)               0.57
                                                                                                  ------------        ------------

Less distributions:
From net investment income ...........................................................                      --               (0.31)
From net realized gains on investment transactions ...................................                      --               (0.10)
                                                                                                  ------------        ------------
   Total distributions ...............................................................                      --               (0.41)
                                                                                                  ------------        ------------
   Net increase (decrease) ...........................................................                   (0.13)               0.16
                                                                                                  ------------        ------------

Net asset value, end of period .......................................................            $      10.03        $      10.16
                                                                                                  ============        ============

Total Return (a) .....................................................................                   (1.28)%              5.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............................................            $      8,929        $      6,133
Ratio of net operating expenses to average net assets (b) (c) ........................                    0.80%               0.85%
Ratio of net investment income to average net assets (b) (c) .........................                    5.01%               4.95%
Portfolio turnover ...................................................................                   37.33%             269.16%

Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) ............................                    0.80%               1.57%
Ratio of net investment income to average net assets (b) .............................                    5.01%               4.23%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.

                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                 PRINCIPAL     MARKET
                                                    AMOUNT      VALUE
                                                    ------      -----
ASSET BACKED SECURITIES -- 8.60%

DIVERSIFIED FINANCIAL SERVICES -- 8.60%
   Countrywide Mortgage Backed
    Securities Inc., 6.25%, 08/25/2014......      $300,000  $ 290,203
   Ford Credit Auto Owner Trust, 5.73%,            128,210
     11/15/2000 ............................                  128,370
   GE Capital Mortgage Services Inc.,
    6.00%, 07/25/2029.......................       300,000    300,706
   Green Tree Financial Corp., 6.06%,
    11/15/2029..............................        57,687     57,740
                                                         ------------

          Total Asset Backed Securities
             (cost $784,659) ...............                  777,019
                                                         ------------

CORPORATE BONDS -- 41.43%

BANKS -- 6.69%
   Bank One Corp., 8.25%, 06/15/2002 .......       200,000    209,738
   Bank of America, 6.20%, 08/15/2003 ......       200,000    196,774
   PNC Bank Corp., 4.989%, 08/15/2002 ......       200,000    198,248
                                                         ------------
                                                              604,760

CHEMICALS -- 2.32%
   Dow Chemical Co., 8.04%, 07/02/2005 .....       200,000    209,682

COMMERCIAL SERVICES -- 2.76%
   Cox Enterprises Inc.,
     6.625%, 06/14/2002 ....................       250,000    249,230

DIVERSIFIED FINANCIAL SERVICES -- 14.46%
   General Motors Acceptance Corp.,
     5.095%, 04/29/2002 ....................       200,000    199,254
   Goldman Sachs Group LP,
     7.80%, 07/15/2002 .....................       115,000    118,909
   Lehman Brothers Holdings Inc.,
     6.375%, 05/07/2002.....................       100,000     98,455
   Lehman Brothers Holdings Plc,
     5.327%, 09/03/2002.....................       200,000    196,660
   Merrill Lynch & Co. Inc.,
     5.45%, 01/11/2002......................       250,000    251,990
   Parker Retirement Savings Plan,
     6.34%, 07/05/2008 .....................       250,000    238,436
   Sears Roebuck Acceptance Corp.,
     7.03%, 06/04/2003 .....................       200,000    202,678
                                                         ------------
                                                            1,306,382

ELECTRIC -- 1.42%
   Niagara Mohawk Power Corp., 9.50%,
     06/01/2000 ............................       125,000    128,610

INSURANCE -- 4.46%
   Allstate Corp., 6.75%, 06/15/2003 .......       200,000    200,392
   SAFECO Corp., 7.02%, 09/18/2002 .........       200,000    202,388
                                                         ------------
                                                              402,780

OIL & GAS PRODUCERS -- 2.70%
   Nabors Industries Inc., 6.80%,
    04/15/2004 .............................       250,000    243,928

                                                 PRINCIPAL     MARKET
                                                    AMOUNT      VALUE
                                                    ------      -----
CORPORATE BONDS (CONTINUED)

SOVEREIGN -- 2.21%
   Republic of Argentina, 7.70%,
     08/15/1999 ............................     $ 200,000  $ 199,750

TELECOMMUNICATIONS -- 3.30%
   US West Communications Inc.,
     5.65%, 11/01/2004 .....................       315,000    298,255

TOBACCO -- 1.11%
   Philip Morris Cos. Inc., 6.15%,
     03/15/2000 ............................       100,000    100,396
                                                         ------------

          Total Corporate Bonds
             (cost $3,797,200) .............                3,743,773
                                                         ------------

U.S. GOVERNMENT SECURITIES -- 14.86%

U.S. GOVERNMENT AGENCIES -- 14.86%
   Federal Home Loan Mortgage Corp.,
    7.00%, 05/15/2023.......................     1,209,032  1,148,193
   Government National Mortgage
    Association, 7.50%, 04/30/2039 .........       200,000    194,938
                                                         ------------

          Total U.S. Government
          Securities
             (cost $1,423,837) .............                1,343,131
                                                         ------------

SHORT TERM INVESTMENTS -- 35.11%

COSMETICS & PERSONAL CARE -- 2.21%
   Procter & Gamble Co., 4.94%,
      07/15/1999 ...........................       200,000    199,616

DIVERSIFIED FINANCIAL SERVICES -- 4.42%
   General Motors Acceptance Corp.,
      5.02%, 07/14/1999 ....................       100,000     99,819
   IBM Credit Corp., 4.98%, 07/15/1999......       300,000    299,419
                                                         ------------
                                                              399,238

MANUFACTURING -- 4.41%
   General Electric Capital Corp.
    4.98%, 07/21/1999.......................       200,000    199,447
    4.79%, 07/28/1999.......................       200,000    199,282
                                                         ------------
                                                              398,729

U.S. GOVERNMENT AGENCIES -- 15.46%
   Federal Home Loan Mortgage Corp.
    5.00%, 07/08/1999.......................       200,000    199,805
    4.78%, 07/16/1999.......................       300,000    299,403
    4.83%, 07/16/1999.......................       800,000    798,390
    4.50%, 08/23/1999.......................       100,000     99,287
                                                         ------------
                                                            1,396,885


                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                                                 PRINCIPAL     MARKET
                                                    AMOUNT      VALUE
                                                    ------      -----
SHORT TERM INVESTMENTS (CONTINUED)

U.S. TREASURY BILL -- 0.77%
   U.S. Treasury Bill
    4.545%, 09/16/1999......................      $ 20,000  $  19,806
    4.49%, 09/16/1999 (b)...................        30,000     29,712
    4.47%, 09/16/1999.......................        10,000      9,904
    4.435%, 09/16/1999......................        10,000      9,905
                                                         ------------
                                                               69,327

MONEY MARKET FUND -- 3.42%
   SSgA Money Market Fund, 4.83% (a) .......       308,795    308,795

TELECOMMUNICATIONS -- 4.42%
   Ameritech Corp., 4.92%, 07/07/1999 ......       400,000    399,672
                                                         ------------

     Total Short Term Investments
      (cost $3,172,262) ....................                3,172,262
                                                         ------------

TOTAL INVESTMENTS -- 100%
   (cost $9,177,958) .......................               $9,036,185
                                                         ============
--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1999.
(b) Security has been pledged to cover margin requirements for open futures contracts.

Based on the cost of investments of $9,178,041 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $2,286, the gross unrealized depreciation was $144,142 and the net unrealized depreciation on investments was $141,856.


                     SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
                                  JUNE 30, 1999

  CONTRACTS
   ($100,000                                                              MARKET
 PER CONTRACT)                                                             VALUE
 -------------                                                             -----
       1        U.S. Treasury Bond Future Call Option
                   Expiration August 1999, Exercise price $126 .....       $(16)
       1        U.S. Treasury Bond Future Put Option
                   Expiration August 1999, Exercise price $114 .....       (750)
                                                                    ============
                                                                          $(766)
                                                                    ============

                    SCHEDULE OF FUTURES CONTRACTS (UNAUDITED)
                                  JUNE 30, 1999

   CONTRACTS
   ($100,000                                                          UNREALIZED
 PER CONTRACT)                                                      APPRECIATION
 -------------                                                      ------------
       8        U.S. Treasury Notes Futures
                   Expiration September 1999 ......................      $3,687
       9        U.S. Treasury Bond Futures
                   Expiration September 1999 ......................       2,805
                                                                   =============
                                                                         $6,492
                                                                   =============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Growth Series


Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   244,951,310
                                              ===============

Investments in securities, at value .......   $   301,711,806
Cash ......................................           218,700
Receivables:
   Dividends and interest .................            75,176
   Fund shares sold .......................           711,448
   Investment securities sold .............         1,600,385
Collateral for securities loaned ..........        20,574,299
                                              ---------------
TOTAL ASSETS ..............................       324,891,814
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............           197,833
   Administrative fees ....................            22,549
   Fund shares redeemed ...................            36,496
   Investment securities purchased ........         2,367,390
Return of collateral for securities loaned         20,574,299
                                              ---------------
TOTAL LIABILITIES .........................        23,198,567
                                              ---------------
NET ASSETS ................................   $   301,693,247
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   229,765,948
Undistributed net investment loss .........          (259,700)
Accumulated net realized gain on                   15,426,503
investments
Net unrealized appreciation on investments         56,760,496
                                              ===============
NET ASSETS ................................   $   301,693,247
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
    UNLIMITED SHARES AUTHORIZED ...........        12,055,045
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         25.03
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       599,824
   Interest ...............................           230,009
   Securities lending income ..............            11,409
   Foreign tax withholding ................            (1,877)
                                              ---------------
TOTAL INVESTMENT INCOME  ..................           839,365
                                              ---------------

EXPENSES
   Investment advisory fees ...............           987,289
   Administrative fees ....................           111,776
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,099,065
                                              ---------------
NET INVESTMENT LOSS .......................          (259,700)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........        15,235,126
Net change in unrealized appreciation
   on investments .........................         6,704,127
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        21,939,253
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $    21,679,553
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Growth Series

Statements of Changes in Net Assets (Unaudited)


                                                                                               SIX MONTHS
                                                                                                 ENDED                YEAR ENDED
                                                                                                JUNE 30,             DECEMBER 31,
                                                                                                  1999                   1998
                                                                                            -----------------      -----------------
Operations
Net investment loss ..........................................................             $    (259,700)             $     (86,290)
Net realized gain on investments .............................................                15,235,126                    227,951
Net change in unrealized appreciation on investments .........................                 6,704,127                 39,483,153
                                                                                           -------------              -------------
Net increase in net assets from operations ...................................                21,679,553                 39,624,814
                                                                                           -------------              -------------

Distributions to shareholders
From net investment income ...................................................                        --                    (85,266)
From net realized gains on investment transactions ...........................                        --                   (263,115)
                                                                                           -------------              -------------
Total distributions to shareholders ..........................................                        --                   (348,381)
                                                                                           -------------              -------------

Share transactions
Proceeds from the sale of shares .............................................               120,567,733                 87,352,638
Reinvestment of distributions ................................................                      --                      348,381
Cost of shares redeemed ......................................................               (22,651,508)               (28,492,435)
                                                                                           -------------              -------------
Net increase in net assets from share transactions ...........................                97,916,225                 59,208,584
                                                                                           -------------              -------------

Net increase in net assets ...................................................               119,595,778                 98,485,017

Net assets beginning of period ...............................................               182,097,469                 83,612,452

Net assets end of period .....................................................             $ 301,693,247              $ 182,097,469
                                                                                           =============              =============

Undistributed net investment loss ............................................             $    (259,700)             $          --
                                                                                           =============              =============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Growth Series

Financial Highlights (Unaudited)


                                                                                                        PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                       APRIL 1,        MAY 15,
                                                           ENDED                                          1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,       DECEMBER 31,     MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997            1996            1996
                                                       --------------- --------------- --------------- --------------- -------------
Selected Per Share Data

Net asset value, beginning of period ...................   $     22.88     $    16.99      $    14.21      $    12.50     $  10.00
                                                           -----------     ----------      ----------      ----------     --------
Income from operations:
Net investment income (loss) ...........................         (0.02)         (0.01)           0.04            0.04         0.01
Net realized and unrealized gains on investments .......          2.17           5.94            3.07            2.12         3.66
                                                           -----------     ----------      ----------      ----------     --------
Total income from operations ...........................          2.15           5.93            3.11            2.16         3.67
                                                           -----------     ----------      ----------      ----------     --------

Less distributions:
From net investment income .............................            --          (0.01)          (0.02)          (0.05)          --
From net realized gains on investment transactions .....            --          (0.03)          (0.31)          (0.40)       (1.17)
                                                           -----------     ----------      ----------      ----------     --------
Total distributions ....................................            --          (0.04)          (0.33)          (0.45)       (1.17)
                                                           -----------     ----------      ----------      ----------     --------
Net increase ...........................................          2.15           5.89            2.78            1.71         2.50
                                                           -----------     ----------      ----------      ----------     --------

Net asset value, end of period .........................   $     25.03     $    22.88      $    16.99      $    14.21     $  12.50
                                                           ===========     ==========      ==========      ==========     ========

Total Return (a) .......................................          9.40%         34.93%          21.88%          17.28%       37.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $   301,693     $  182,097      $   83,612      $   22,804     $  2,518
Ratio of net operating expenses to average net
  assets (b) (c) .......................................          0.98%          1.01%           1.05%           1.04%        0.95%

Ratio of net expenses to average net assets (c) ........            --             --            1.13%             --           --
Ratio of net investment income (loss)
  to average net assets (b) (c) ........................          0.23%         (0.07)%          0.31%           0.94%        0.28%

Portfolio turnover .....................................         45.44%         70.55%         194.81%         184.33%      255.03%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
Ratio expenses to average net assets (b) ...............          0.98%          1.01%           1.05%           1.27%        5.38%
Ratio of net investment income (loss)
  to average net assets (b) ............................          0.23%         (0.07)%          0.31%           0.71%       (4.15)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                              MARKET
                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCKS -94.83%

ADVERTISING - 1.32%
   Interpublic Group of Companies
   Inc. .................................        46,000  $ 3,984,750

AEROSPACE & DEFENSE - 2.45%
   United Technologies Corp. ............        78,600    5,634,638
   Allied Signal Inc. ...................        28,000    1,764,000
                                                        ------------
                                                           7,398,638

APPAREL- 0.25%
   Nike Inc. ............................        12,100      766,082

BANKS - 4.21%
   Bank of America Corp. (c) ............        30,200    2,214,037
   Comerica Inc. ........................        23,100    1,373,006
   Fifth Third Bancorp ..................        32,800    2,183,250
   Firstar Corp. (c) ...................        130,300    3,648,400
   Northern Trust Corp. (c) .............         8,600      834,200
   Wells Fargo Co. ......................        50,600    2,163,150
   Zions Bancorp. (c) ...................         4,500      285,750
                                                        ------------
                                                          12,701,793

BIOTECHNOLOGY - 1.25%
   Amgen Inc. (a) .......................        28,800    1,753,200
   Biogen Inc. (a) (c) .................         31,600    2,032,275
                                                        ------------
                                                           3,785,475

CHEMICALS - 1.38%
   E. I. Du Pont de Nemours & Co. .......        26,900    1,837,606
   Praxair Inc. .........................        47,700    2,334,319
                                                        ------------
                                                           4,171,925

COMPUTERS - 8.09%
   Apple Computer Inc. (a) (c) ..........        28,300    1,310,644
   Cisco Systems Inc. (a) ...............        83,700    5,382,956
   Converse Technology Inc. (a) (c) .....        19,550    1,476,025
   EMC Corp. (a) ........................        31,200    1,716,000
   Hewlett-Packard Co. ..................        29,100    2,924,550
   International Business Machines
   Corp. ................................        49,000    6,333,250
   Sun Microsystems Inc. (a) ............        50,300    3,464,412
   Unisys Corp. (a) .....................        46,000    1,791,125
                                                        ------------
                                                          24,398,962

COSMETICS & PERSONAL CARE - 2.60%
   Colgate-Palmolive Co. ................        28,100    2,774,875
   Estee Lauder Cos. Inc. (c) ...........        67,000    3,358,375
   Kimberly-Clark Corp. .................        30,200    1,721,400
                                                        ------------
                                                           7,854,650

DIVERSIFIED FINANCIAL SERVICES -
5.99%
   American Express Co. .................        31,700    4,124,962
   Capital One Financial Corp. ..........        27,300    1,520,269
   Charles Schwab Corp. .................        22,600    2,483,175
   Citigroup Inc. .......................       121,450    5,768,875
   Morgan Stanley Dean Witter & Co. .....        18,900    1,937,250
   Providian Financial Corp. ............        24,000    2,244,000
                                                        ------------
                                                          18,078,531

                                                              MARKET
                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCKS (CONTINUED)

ELECTRONICS - 1.28%
   Honeywell Inc. .......................        11,500   $1,332,562
   Solectron Corp. (a) ..................        37,700    2,514,119
                                                        ------------
                                                           3,846,681

FOOD - 0.85%
   Safeway Inc. (a) .....................        51,900    2,569,050

HEALTHCARE - 0.81%
   Allergan Inc. ........................         9,200    1,021,200
   Bausch & Lomb Inc. ...................        18,500    1,415,250
                                                        ------------
                                                           2,436,450

HOLDING COMPANIES - DIVERSIFIED -
0.28%
   First Security Corp. .................        31,500      858,376

HOUSEHOLD PRODUCTS - 0.55%
   Clorox Co. ...........................        15,600    1,666,275

INSURANCE - 3.26%
   Aflac Inc. ...........................        26,900    1,287,838
   American General Corp. ...............        24,000    1,809,000
   American International Group Inc. ....        51,600    6,040,425
   Lincoln National Corp. ...............        13,100      685,293
                                                        ------------
                                                           9,822,556

LEISURE TIME - 0.81%
   Carnival Corp. .......................        50,100    2,429,851

MANUFACTURING - 6.96%
   General Electric Co. .................        91,400   10,328,200
   Tyco International Ltd. ..............       112,500   10,659,375
                                                        ------------
                                                          20,987,575

MEDIA - 7.25%
   AT&T - Liberty Media (a) .............       134,864    4,956,252
   Clear Channel Communications Inc.
   (a) ..................................        16,600    1,144,362
   Comcast Corp. (a) ....................        38,400    1,476,000
   MediaOne Group Inc. (a) ..............        47,000    3,495,625
   Time Warner Inc. .....................        86,500    6,357,750
   Viacom Inc. "B" (a) ..................       100,800    4,435,200
                                                        ------------
                                                          21,865,189

OFFICE & BUSINESS EQUIPMENT - 1.13%
   Lexmark International Group Inc.
   (a) ..................................        12,700      838,994
   Pitney Bowes Inc. ....................        40,100    2,576,425
                                                        ------------
                                                           3,415,419

OIL & GAS PRODUCERS - 3.15%
   Conoco Inc. (a) ......................        41,000    1,142,875
   Enron Corp. ..........................        45,000    3,678,750
   Exxon Corp. ..........................        60,600    4,673,775
                                                        ------------
                                                           9,495,400

PACKAGING & CONTAINERS - 0.39%
   Sealed Air Corp. (a) .................        17,900    1,161,262

                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                                              MARKET
                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 6.70%
   American Home Products Corp. .........        54,400   $3,128,000
   Immunex Corp. (a) (c) ................         4,500      573,468
   Johnson & Johnson ....................        34,600    3,390,800
   Pharmacia & Upjohn Inc. ..............        53,500    3,039,469
   Schering-Plough Corp. ................       110,600    5,861,800
   Warner-Lambert Co. ...................        61,000    4,231,875
                                                        ------------
                                                          20,225,412

RETAIL - 11.23%
   Amazon.com Inc. (a) (c) ..............         9,700    1,213,712
   Best Buy Co Inc. (a) .................        28,700    1,937,250
   Costco Cos. Inc. (a) (c) .............        53,400    4,275,337
   CVS Corp. ............................        80,900    4,105,675
   Dayton Hudson Corp. ..................        26,700    1,735,500
   Gap Inc. .............................        44,400    2,236,650
   Home Depot Inc. ......................        77,300    4,981,019
   TJX Cos. Inc. ........................        94,400    3,144,700
   Wal-Mart Stores Inc. .................       146,600    7,073,450
   Walgreen Co. .........................       107,900    3,169,563
                                                        ------------
                                                          33,872,856

SEMICONDUCTORS - 2.52%
   Motorola Inc. ........................        64,100    6,073,475
   Texas Instruments Inc. ...............        10,600    1,537,000
                                                        ------------
                                                           7,610,475

SOFTWARE - 4.95%
   America Online Inc. (a) ..............        19,000    2,099,500
   CMGI Inc. (a) (c) ....................         9,300    1,060,781
   Microsoft Corp. (a) ..................       130,600   11,778,488
                                                        ------------
                                                          14,938,769

TELECOMMUNICATIONS - 14.02%
   Alltel Corp. .........................        18,700    1,337,050
   Bellsouth Corp. ......................        59,500    2,789,062
   Lucent Technologies Inc. .............       118,000    7,957,625
   MCI WorldCom Inc. (a) ................        65,900    5,671,519
   Nokia Corp. - ADR (a) ................        32,100    2,939,156

                                                              MARKET
                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
   Qualcomm Inc. (a) (c) ................        18,700  $ 2,683,450
   SBC Communications Inc. ..............       107,900    6,258,200
   Sprint Corp. .........................       113,600    5,999,500
   Sprint Corp. (PCS Group) (a) (c) .....        24,500    1,399,563
   Tellabs Inc. (a) .....................        41,100    2,776,819
   Vodafone Airtouch Plc - ADR (c) ......        12,650    2,492,050
                                                        ------------
                                                          42,303,994

TRANSPORTATION - 1.15%
   FDX Corp. (a) ........................        39,400    2,137,450
   Union Pacific Corp. ..................        22,700    1,323,694
                                                        ------------
                                                           3,461,144
                                                        ------------
     Total Common Stocks
       (cost $229,347,044) ..............                286,107,540
                                                        ------------

SHORT TERM INVESTMENTS -  5.17%

MONEY MARKET FUND - 0.00%
   SSgA Money Market Fund, 4.83% (b) ....           266          266

                                              PRINCIPAL
                                                 AMOUNT
                                                 ------
REPURCHASE AGREEMENT - 5.17%
   Repurchase agreement with Merrill
   Lynch
     4.70% (Collateralized by
     $11,105,000
     U.S. Treasury Bond, 12.00%, due
     08/15/2013, market value
     $15,612,936),
     acquired on 06/30/1999, due
     07/01/1999 .........................   $15,604,000   15,604,000
                                                        ------------

     Total Short Term Investments
       (cost $15,604,266) ...............                 15,604,266
                                                        ------------

TOTAL INVESTMENTS - 100%
   (cost $244,951,310) ..................               $301,711,806
                                                        ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $245,016,878 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $60,274,657, the gross unrealized depreciation was $3,579,729 and the net unrealized appreciation on investments was $56,694,928.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Value Equity Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   259,249,816
                                              ===============

Investments in securities, at value .......   $   284,961,312
Receivables:
   Dividends and interest .................           436,181
   Foreign taxes recoverable ..............             6,428
   Fund shares sold .......................           667,384
   Investment securities sold .............         4,584,427
Collateral for securities loaned ..........        16,189,731
                                              ---------------
TOTAL ASSETS ..............................       306,845,463
                                              ---------------

LIABILITIES
Bank overdraft ............................               307
Payables:
   Investment advisory fees ...............           199,211
   Administrative fees ....................            22,711
   Fund shares redeemed ...................            16,759
   Investment securities purchased ........         2,795,683
Return of collateral for securities loaned         16,189,731
                                              ---------------
TOTAL LIABILITIES .........................        19,224,402
                                              ---------------
NET ASSETS ................................   $   287,621,061
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   247,942,716
Undistributed net investment income .......         1,358,813
Accumulated net realized gain on
investments ...............................        12,608,036
Net unrealized appreciation on investments         25,711,496
                                              ===============
NET ASSETS ................................   $   287,621,061
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        14,233,210
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         20.21
                                              ===============


Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $     2,228,065
   Interest ...............................           270,902
   Securities lending income ..............             8,560
   Foreign tax withholding ................            (8,813)
                                              ---------------
TOTAL INVESTMENT INCOME ...................         2,498,714
                                              ---------------

EXPENSES
   Investment advisory fees ...............         1,023,827
   Administrative fees ....................           116,074
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,139,901
                                              ---------------
NET INVESTMENT INCOME .....................         1,358,813
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........        10,261,731
Net change in unrealized appreciation
   on investments .........................        11,826,274
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        22,088,005
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $    23,446,818
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Value Equity Series

Statements of Changes in Net Assets (Unaudited)


                                                                                           SIX MONTHS
                                                                                              ENDED                   YEAR ENDED
                                                                                            JUNE 30,                 DECEMBER 31,
                                                                                               1999                       1998
                                                                                         -----------------         -----------------
Operations
Net investment income ........................................................             $   1,358,813              $   1,666,756
Net realized gain on investments .............................................                10,261,731                  7,450,957
Net change in unrealized appreciation on investments .........................                11,826,274                  8,167,931
                                                                                           -------------              -------------
Net increase in net assets from operations ...................................                23,446,818                 17,285,644
                                                                                           -------------              -------------

Distributions to shareholders
From net investment income ...................................................                        --                 (1,674,663)
From net realized gains on investment transactions ...........................                        --                 (5,357,383)
                                                                                           -------------              -------------
Total distributions to shareholders ..........................................                        --                 (7,032,046)
                                                                                           -------------              -------------

Share transactions
Proceeds from the sale of shares .............................................                90,332,690                 99,834,026
Reinvestment of distributions ................................................                        --                  7,032,046
Cost of shares redeemed ......................................................               (22,094,204)               (29,748,935)
                                                                                           -------------              -------------
Net increase in net assets from share transactions ...........................                68,238,486                 77,117,137
                                                                                           -------------              -------------

Net increase in net assets ...................................................                91,685,304                 87,370,735

Net assets beginning of period ...............................................               195,935,757                108,565,022
                                                                                           -------------              -------------

Net assets end of period .....................................................             $ 287,621,061              $ 195,935,757
                                                                                           =============              =============

Undistributed net investment income ..........................................             $   1,358,813              $          --
                                                                                           =============              =============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/Putnam Value Equity Series

Financial Highlights (Unaudited)


                                                                                                        PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                       APRIL 1,        MAY 15,
                                                           ENDED                                          1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,       DECEMBER 31,     MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997            1996            1996
                                                       --------------- --------------- --------------- --------------- -------------
Selected Per Share Data

Net asset value, beginning of period ...................   $     18.24    $     16.82     $     14.50     $    12.77     $   10.00
                                                           -----------    -----------     -----------     ----------     ---------
Income from operations:
Net investment income ..................................          0.26           0.16            0.13           0.10          0.23
Net realized and unrealized gains on investments .......          1.71           1.94            3.03           1.97          2.86
                                                           -----------    -----------     -----------     ----------     ---------
Total income from operations ...........................          1.97           2.10            3.16           2.07          3.09
                                                           -----------    -----------     -----------     ----------     ---------

Less distributions:
From net investment income .............................            --          (0.16)          (0.13)         (0.15)        (0.17)
From net realized gains on investment transactions .....            --          (0.52)          (0.71)         (0.19)        (0.15)
                                                           -----------    -----------     -----------     ----------     ---------
   Total distributions .................................            --          (0.68)          (0.84)         (0.34)        (0.32)
                                                           -----------    -----------     -----------     ----------     ---------
   Net increase ........................................          1.97           1.42            2.32           1.73          2.77
                                                           -----------    -----------     -----------     ----------     ---------

Net asset value, end of period .........................   $     20.21    $     18.24     $     16.82     $    14.50     $   12.77
                                                           ===========    ===========     ===========     ==========     =========

Total Return (a) .......................................         10.80%         12.48%          21.82%         16.25%        31.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $   287,621    $   195,936     $   108,565     $   17,761     $  3,365
Ratio of net operating expenses
  to average net assets (b) (c) ........................          0.98%          1.01%           1.03%          0.85%         0.87%

Ratio of net investment income
  to average net assets (b) (c) ........................          1.17%          1.06%           1.43%          2.29%         2.33%

Portfolio turnover .....................................         53.88%         77.80%         112.54%         13.71%        30.12%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
  Ratio of net operating expenses
    to average net assets (b) ..........................          0.98%          1.01%           1.09%          1.53%         2.28%
  Ratio of net investment income
    to average net assets (b) ..........................          1.17%          1.06%           1.37%          1.61%         0.91%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.

(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS - 92.53%

AEROSPACE & DEFENSE - 2.95%
   AlliedSignal Inc. ...............    20,340   $ 1,281,420
   Boeing Co. ......................    74,560     3,294,620
   Northrop Grumman Corp. ..........    22,875     1,516,898
   Raytheon Co. - Class A ..........    33,760     2,325,220
                                                 -------------
                                                   8,418,158

AIRLINES - 1.83%
   Delta Air Lines Inc. ............    45,805     2,639,513
   Southwest Airlines Co. ..........    82,827     2,577,990
                                                 -------------
                                                   5,217,503

AUTO MANUFACTURERS - 2.01%
   Ford Motor Co. ..................    51,155     2,887,060
   General Motors Corp. ............    43,030     2,839,980
                                                 -------------
                                                   5,727,040

AUTO PARTS & EQUIPMENT - 1.33%
   Delphi Automotive Systems Corp. .    30,074       558,242
   Lear Corp. (a) ..................    17,910       891,023
   TRW Inc. ........................    42,890     2,353,589
                                                 -------------
                                                   3,802,854

BANKS - 9.48%
   Bank of America Corp. (c) .......    69,566     5,100,057
   Bank One Corp. ..................    87,293     5,199,389
   BankBoston Corp. ................    38,680     1,977,515
   Chase Manhattan Corp. ...........    20,750     1,797,469
   Fleet Financial Group Inc. ......    41,030     1,820,706
   J.P. Morgan & Co. Inc. (c) ......    22,775     3,199,888
   National City Corp. .............    25,950     1,699,725
   PNC Bank Corp. ..................    44,426     2,560,048
   U. S. Bancorp ...................    75,000     2,550,000
   Wells Fargo Co. .................    26,005     1,111,713
                                                 -------------
                                                  27,016,510

BEVERAGES - 1.03%
   Anheuser-Busch Cos. Inc. ........    11,150       790,953
   Pepsi Bottling Group Inc. .......    93,310     2,151,962
                                                 -------------
                                                   2,942,915

BIOTECHNOLOGY - 0.86%
   Monsanto Co. ....................    62,055     2,447,294

CHEMICALS - 2.61%
   Dow Chemical Co. ................    20,605     2,614,259
   E.I. du Pont de Nemours & Co. ...    48,770     3,331,601
   Union Carbide Corp. .............    30,690     1,496,138
                                                 -------------
                                                   7,441,998

COMMERCIAL SERVICES - 0.96%
   Service Corp. International .....   142,515     2,743,414

COMPUTERS - 3.52%
   Electronic Data Systems Corp. ...    33,195     1,877,592
   Hewlett-Packard Co. .............    12,700     1,276,350
   International Business Machines
   Corp. ...........................    31,705     4,097,871
   NCR Corp. (a) ...................    56,970     2,780,848
                                                 -------------
                                                  10,032,661

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS (CONTINUED)

COSMETICS & PERSONAL CARE - 0.74%
   Kimberly-Clark Corp. ............    36,760   $ 2,095,320

DIVERSIFIED FINANCIAL SERVICES -
3.99%
   Citigroup Inc. ..................    78,375     3,722,812
   Federal National Mortgage            31,650     2,164,069
   Association .....................
   Goldman Sachs Group Inc. ........     2,100       151,725
   Lehman Brothers Holdings Inc. ...    54,380     3,385,155
   Merrill Lynch & Co. Inc. ........    24,230     1,936,886
                                                 -------------
                                                  11,360,647

ELECTRIC - 3.74%
   Consolidated Edison Inc. ........    41,790     1,890,997
   Dominion Resources Inc. .........    38,695     1,675,977
   Duke Energy Corp. ...............    30,560     1,661,700
   Edison International ............    63,630     1,702,103
   Entergy Corp. ...................    66,515     2,078,594
   Texas Utilities Co. .............    40,245     1,660,106
                                                 -------------
                                                  10,669,477

ELECTRICAL EQUIPMENT - 0.68%
   Emerson Electric Co. ............    30,710     1,930,891

ELECTRONICS - 0.49%
   Parker-Hannifin Corp. ...........    30,425     1,391,944

ENVIRONMENTAL CONTROL - 0.46%
   Waste Management Inc. ...........    24,540     1,319,025

FOOD - 2.64%
   General Mills Inc. ..............    22,265     1,789,549
   H.J. Heinz Co. ..................    19,760       990,470
   Kellogg Co. .....................    31,800     1,049,400
   Quaker Oats Co. .................    29,140     1,934,168
   Sara Lee Corp. ..................    77,645     1,761,571
                                                 -------------
                                                   7,525,158

FOREST PRODUCTS & PAPER - 1.89%
   Boise Cascade Corp. (c) .........    92,890     3,982,659
   Weyerhaeuser Co. ................    20,245     1,391,844
                                                 -------------
                                                   5,374,503

HEALTHCARE - 2.12%
   Bausch & Lomb Inc. ..............    14,900     1,139,850
   Baxter International Inc. .......    37,845     2,294,353
   Mallinckrodt Inc. ...............    31,850     1,158,544
   Tenet Healthcare Corp. (a) ......    78,030     1,448,432
                                                 -------------
                                                   6,041,179

HOLDING COMPANIES - DIVERSIFIED -
0.59%
   Seagram Co. Ltd. ................    33,315     1,678,243

HOME FURNISHINGS - 0.73%
   Whirlpool Corp. .................    28,300     2,094,200


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS (CONTINUED)

INSURANCE - 4.58%
   Allstate Corp. ..................    57,970   $ 2,079,674
   American General Corp. ..........    45,175     3,405,066
   CIGNA Corp. .....................    33,750     3,003,750
   Chubb Corp. .....................    25,120     1,745,840
   The St. Paul Cos. Inc. ..........    65,995     2,099,466
   Travelers Property Casualty
   Corp. ...........................    18,200       712,075
                                                 -------------
                                                  13,045,871

LEISURE TIME - 1.26%
   Hasbro Inc. (c) .................    57,012     1,592,773
   Mattel Inc. .....................    76,090     2,011,629
                                                 -------------
                                                   3,604,402

MACHINERY - 1.61%
   Caterpillar Inc. ................    19,670     1,180,200
   Deere & Co. .....................    41,740     1,653,948
   Rockwell International Corp. ....    29,015     1,762,661
                                                 -------------
                                                   4,596,809

MANUFACTURING - 2.09%
   Cooper Industries Inc. ..........    18,165        944,580
   Eastman Kodak Co. ...............    27,985     1,895,984
   Minnesota Mining & Manufacturing
   Co. .............................    24,165     2,100,845
   PPG Industries Inc. .............    16,950     1,001,109
                                                 -------------
                                                   5,942,518

MEDIA - 1.87%
   McGraw-Hill Cos. Inc. ...........    30,555     1,648,060
   Times Mirror Co. - Class A (c) ..    35,180     2,084,415
   Walt Disney Co. .................    52,090     1,605,023
                                                 -------------
                                                   5,337,498

METALS & MINING - 0.71%
   Alcoa Inc. ......................    32,590     2,016,506

OFFICE & BUSINESS EQUIPMENT - 1.05%
   Xerox Corp. .....................    50,565     2,986,495

OIL & GAS PRODUCERS - 10.42%
   Atlantic Richfield Co. ..........    29,935     2,501,443
   Chevron Corp. ...................    25,890     2,464,404
   Conoco Inc. - Class A (a) (c) ...    73,705     2,054,527
   Exxon Corp. .....................    49,260     3,799,177
   Halliburton Co. .................    63,285     2,863,646
   Mobil Corp. .....................    28,100     2,781,900
   Occidental Petroleum Corp. ......   104,925     2,216,541
   Phillips Petroleum Co. ..........    32,980     1,659,306
   Royal Dutch Petroleum Co. .......    45,930     2,767,283
   Sonat Inc. ......................    48,745     1,614,678
   Tosco Corp. .....................    48,440     1,256,413
   Unocal Corp. ....................    39,510     1,565,584
   Williams Cos. Inc. ..............    50,405     2,145,363
                                                 -------------
                                                  29,690,265

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS (CONTINUED)

PACKAGING & CONTAINERS - 1.82%
   Owens-Illinois Inc. (a) .........    96,465   $ 3,153,200
   Smurfit-Stone Container Corp.
   (a) .............................    99,015     2,035,996
                                                 -------------
                                                   5,189,196

PHARMACEUTICALS - 5.32%
   American Home Products Corp. ....    64,660     3,717,950
   Bergen Brunswig Corp. - Class A .    49,500       853,875
   Bristol-Myers Squibb Co. ........    47,705     3,360,221
   Merck & Co. Inc. ................    49,905     3,692,970
   Pharmacia & Upjohn Inc. .........    62,010     3,522,943
                                                 -------------
                                                  15,147,959

RETAIL - 3.72%
   Federated Department Stores Inc.
   (a) (c) .........................    49,425     2,616,436
   Kmart Corp. (a) .................   112,745     1,853,246
   Rite Aid Corp. ..................   106,545     2,623,671
   Saks Inc. (a) (c) ...............    55,670     1,607,471
   Sears, Roebuck & Co. ............    42,560     1,896,580
                                                 -------------
                                                  10,597,404

SAVINGS & LOANS - 1.77%
   Charter One Financial Inc. ......   100,210     2,787,090
   Washington Mutual Inc. ..........    63,850     2,258,694
                                                 -------------
                                                   5,045,784

SEMICONDUCTORS - 1.06%
   Motorola Inc. ...................    32,030     3,034,843

SOFTWARE - 0.43%
   Seagate Technology Inc. (a) .....    47,320     1,212,575

TELECOMMUNICATIONS - 8.61%
   ALLTEL Corp. ....................    28,935     2,068,852
   Ameritech Corp. .................    21,205     1,558,568
   AT&T Corp. ......................    76,445     4,266,587
   Bell Atlantic Corp. .............    44,015     2,877,481
   GTE Corp. .......................    48,315     3,659,861
   Nortel Networks Corp. ...........    24,335     2,112,582
   SBC Communications Inc. .........    68,500     3,973,000
   Sprint Corp. ....................    37,950     2,004,234
   U S West Inc. ...................    34,492     2,026,405
                                                 -------------
                                                  24,547,570

TOBACCO - 0.91%
   Philip Morris Cos. Inc. .........    64,600     2,596,113

TRANSPORTATION - 0.65%
   Burlington Northern Santa Fe
   Corp. ...........................    59,944     1,858,264
                                                 -------------

     Total Common Stocks
       (cost $238,009,510) .........             263,721,006
                                                 -------------


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                     PRINCIPAL        MARKET
                                        AMOUNT         VALUE
                                        ------         -----
SHORT TERM INVESTMENTS - 7.47%

MONEY MARKET FUND - 0.00%
   SSgA Money Market Fund, 4.83%
   (b) .............................  $    306      $    306

REPURCHASE AGREEMENT - 7.47%
   Repurchase agreement with Merrill
       Lynch & Co., 4.70%
       (Collateralized by
       $15,115,000 U.S. Treasury
       Bond, 12.00%, due 08/15/2013,
       market value $21,250,745)
       acquired on 06/30/1999,
       due 07/01/1999 ...........   21,240,000    21,240,000
                                                 -------------

     Short Term Investments
       (cost $21,240,306) ..........              21,240,306
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $259,249,816) .............            $284,961,312
                                                ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $259,537,756 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $33,463,411, the gross unrealized depreciation was $8,039,855 and the net unrealized appreciation on investments was $25,423,556.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    38,066,879
                                              ===============

Investments in securities, at value .......   $    39,610,541
Receivables:
   Dividends and interest .................             6,388
   Fund shares sold .......................            36,692
                                              ---------------
TOTAL ASSETS ..............................        39,653,621
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             5,789
   Fund shares redeemed ...................             1,521
   Investment securities purchased ........            41,559
                                              ---------------
TOTAL LIABILITIES .........................            48,869
                                              ===============
NET ASSETS ................................   $    39,604,752
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    37,125,958
Undistributed net investment income .......           367,995
Accumulated net realized gain on
investments ...............................           567,137
Net unrealized appreciation on investments          1,543,662
                                              ===============
NET ASSETS ................................   $    39,604,752
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         3,486,928
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.36
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        22,644
                                              ---------------

EXPENSES
   Investment advisory fees ...............            21,451
                                              ---------------
TOTAL OPERATING EXPENSES ..................            21,451
                                              ---------------
NET INVESTMENT INCOME .....................             1,193
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           583,612
Net change in unrealized appreciation
   on investments .........................         1,241,677
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         1,825,289
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     1,826,482
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                               SIX MONTHS            APRIL 9,
                                                                                                  ENDED              1998* TO
                                                                                                JUNE 30,            DECEMBER 31,
                                                                                                  1999                  1998
                                                                                            -----------------     -----------------

Operations
Net investment income ..........................................................             $      1,193              $    366,802
Net realized gain (loss) on investments ........................................                  583,612                   (16,475)
Net change in unrealized appreciation on investments: ..........................                1,241,677                   301,985
                                                                                             ------------              ------------
Net increase in net assets from operations .....................................                1,826,482                   652,312
                                                                                             ------------              ------------

Distributions to shareholders
From net investment income .....................................................                     --                        --
From net realized gain on investment transactions ..............................                     --                        --
                                                                                             ------------              ------------
Total distributions to shareholders ............................................                     --                        --
                                                                                             ------------              ------------

Share transactions
Proceeds from the sale of shares ...............................................               29,330,836                10,018,487
Reinvestment of distributions ..................................................                     --                        --
Cost of shares redeemed ........................................................               (1,578,571)                 (644,794)
                                                                                             ------------              ------------
Net increase in net assets from share transactions .............................               27,752,265                 9,373,693
                                                                                             ------------              ------------

Net increase in net assets .....................................................               29,578,747                10,026,005

Net assets beginning of period .................................................               10,026,005                      --
                                                                                             ------------              ------------

Net assets end of period .......................................................             $ 39,604,752              $ 10,026,005
                                                                                             ============              ============

Undistributed net investment income ............................................             $    367,995              $    366,802
                                                                                             ============              ============
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS        APRIL 9,
                                                                                                      ENDED           1998* TO
                                                                                                     JUNE 30,       DECEMBER 31,
                                                                                                       1999             1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ..............................................             $     10.47         $    10.00
                                                                                                -----------         ----------
Income from operations:
Net investment income (loss) (c) ..................................................                   (0.28)              0.38
Net realized and unrealized gain on investments (c) ...............................                    1.17               0.09
                                                                                                -----------         ----------
Total income from operations ......................................................                    0.89               0.47
                                                                                                -----------         ----------

Less distributions:
From net investment income ........................................................                     --                 --
From net realized gain on investment transactions .................................                     --                 --
                                                                                                -----------         ----------
Total distributions ...............................................................                     --                 --
                                                                                                -----------         ----------
Net increase ......................................................................                    0.89               0.47
                                                                                                -----------         ----------

Net asset value, end of period ....................................................             $     11.36         $    10.47
                                                                                                ===========         ==========

Total Return (a) ..................................................................                    8.50%              4.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..........................................             $    39,605         $   10,026
Ratio of net operating expenses to average net assets (b) .........................                    0.20%              0.20%
Ratio of net investment income to average net assets (b) ..........................                    0.01%             14.15%
Portfolio turnover ................................................................                   17.31%             36.08%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    53,255,475
                                              ===============

Investments in securities, at value .......   $    56,009,210
Receivable:
   Fund shares sold .......................           113,191
                                              ---------------
TOTAL ASSETS ..............................        56,122,401
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             8,145
   Investment securities purchased ........           113,191
                                              ---------------
TOTAL LIABILITIES .........................           121,336
                                              ===============
NET ASSETS ................................   $    56,001,065
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    51,690,231
Undistributed net investment income .......           399,514
Accumulated net realized gain on
investments ...............................         1,157,585
Net unrealized appreciation on investments          2,753,735
                                              ===============
NET ASSETS ................................   $    56,001,065
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         4,726,407
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.85
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............            28,950
                                              ---------------
TOTAL OPERATING EXPENSES ..................            28,950
                                              ---------------
NET INVESTMENT LOSS .......................           (28,950)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........         1,294,633
Net change in unrealized appreciation
   on investments .........................         1,965,056
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         3,259,689
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     3,230,739
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                SIX MONTHS            APRIL 9,
                                                                                                   ENDED              1998* TO
                                                                                                 JUNE 30,           DECEMBER 31,
                                                                                                   1999                 1998
                                                                                              -----------------    -----------------

Operations
Net investment income (loss) ...................................................             $    (28,950)             $    428,464
Net realized gain (loss) on investments ........................................                1,294,633                  (137,048)
Net change in unrealized appreciation on investments: ..........................                1,965,056                   788,679
                                                                                             ------------              ------------
Net increase in net assets from operations .....................................                3,230,739                 1,080,095
                                                                                             ------------              ------------

Distributions to shareholders
From net investment income .....................................................                     --                        --
From net realized gain on investment transactions ..............................                     --                        --
                                                                                             ------------              ------------
Total distributions to shareholders ............................................                     --                        --
                                                                                             ------------              ------------

Share transactions
Proceeds from the sale of shares ...............................................               42,056,095                13,290,877
Reinvestment of distributions ..................................................                     --                        --
Cost of shares redeemed ........................................................               (1,897,505)               (1,759,236)
                                                                                             ------------              ------------
Net increase in net assets from share transactions .............................               40,158,590                11,531,641
                                                                                             ------------              ------------

Net increase in net assets .....................................................               43,389,329                12,611,736

Net assets beginning of period .................................................               12,611,736                      --
                                                                                             ------------              ------------

Net assets end of period .......................................................             $ 56,001,065              $ 12,611,736
                                                                                             ============              ============

Undistributed net investment income ............................................             $    399,514              $    428,464
                                                                                             ============              ============
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS        APRIL 9,
                                                                                                      ENDED           1998* TO
                                                                                                     JUNE 30,       DECEMBER 31,
                                                                                                       1999             1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ..................................................           $   10.63          $    10.00
                                                                                                  ---------          ----------
Income from operations:
Net investment income (loss) (c) ......................................................               (0.27)               0.36
Net realized and unrealized gain on investments (c) ...................................                1.49                0.27
                                                                                                  ---------          ----------
Total income from operations ..........................................................                1.22                0.63
                                                                                                  ---------          ----------

Less distributions:
From net investment income ............................................................                 --                  --
From net realized gain on investment transactions .....................................                 --                  --
                                                                                                  ---------          ----------
Total distributions ...................................................................                 --                  --
                                                                                                  ---------          ----------
Net increase ..........................................................................                1.22                0.63
                                                                                                  ---------          ----------

Net asset value, end of period ........................................................           $   11.85          $    10.63
                                                                                                  =========          ==========

Total Return (a) ......................................................................               11.48%               6.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................           $  56,001          $   12,612
Ratio of net operating expenses to average net assets (b) .............................                0.20%               0.20%
Ratio of net investment income (loss) to average net assets (b) .......................               (0.20)%             13.74%
Portfolio turnover ....................................................................               23.63%              57.96%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    15,729,523
                                              ===============

Investments in securities, at value .......   $    16,839,083
Receivable:
   Fund shares sold .......................           100,964
                                              ---------------
TOTAL ASSETS ..............................        16,940,047
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             2,402
   Investment securities purchased ........           100,964
                                              ---------------
TOTAL LIABILITIES .........................           103,366
                                              ---------------
NET ASSETS ................................   $    16,836,681
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    15,114,230
Undistributed net investment income .......            99,967
Accumulated net realized gain
   on investments .........................           512,924
Net unrealized appreciation on investments          1,109,560
                                              ---------------
NET ASSETS ................................   $    16,836,681
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         1,350,478
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         12.47
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............             8,879
                                              ---------------
TOTAL OPERATING EXPENSES ..................             8,879
                                              ---------------
NET INVESTMENT LOSS .......................            (8,879)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           633,281
Net change in unrealized appreciation
   on investments .........................           706,267
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         1,339,548
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     1,330,669
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 8,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Operations
Net investment income (loss) ...................................................             $     (8,879)             $    108,846
Net realized gain (loss) on investments ........................................                  633,281                  (120,357)
Net change in unrealized appreciation on investments: ..........................                  706,267                   403,293
                                                                                             ------------              ------------
Net increase in net assets from operations .....................................                1,330,669                   391,782
                                                                                             ------------              ------------

Distributions to shareholders
From net investment income .....................................................                     --                        --
From net realized gain on investment transactions ..............................                     --                        --
                                                                                             ------------              ------------
Total distributions to shareholders ............................................                     --                        --
                                                                                             ------------              ------------

Share transactions
Proceeds from the sale of shares ...............................................               11,420,136                 6,129,056
Reinvestment of distributions ..................................................                     --                        --
Cost of shares redeemed ........................................................                 (339,145)               (2,095,817)
                                                                                             ------------              ------------
Net increase in net assets from share transactions .............................               11,080,991                 4,033,239
                                                                                             ------------              ------------

Net increase in net assets .....................................................               12,411,660                 4,425,021

Net assets beginning of period .................................................                4,425,021                      --
                                                                                             ------------              ------------

Net assets end of period .......................................................             $ 16,836,681              $  4,425,021
                                                                                             ============              ============

Undistributed net investment income ............................................             $     99,967              $    108,846
                                                                                             ============              ============
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 8,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...................................................           $     10.88       $   10.00
                                                                                                   -----------       ---------
Income from operations:
Net investment income (loss) (c) .......................................................                 (0.19)           0.27
Net realized and unrealized gain on investments (c) ....................................                  1.78            0.61
                                                                                                   -----------       ---------
Total income from operations ...........................................................                  1.59            0.88
                                                                                                   -----------       ---------

Less distributions:
From net investment income .............................................................                   --              --
From net realized gain on investment transactions ......................................                   --              --
                                                                                                   -----------       ---------
Total distributions ....................................................................                   --              --
                                                                                                   -----------       ---------
Net increase ...........................................................................                  1.59            0.88
                                                                                                   -----------       ---------

Net asset value, end of period .........................................................           $     12.47       $   10.88
                                                                                                   ===========       =========

Total Return (a) .......................................................................                 14.61%           8.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................................           $    16,837       $   4,425
Ratio of net operating expenses to average net assets (b) ..............................                  0.20%           0.20%
Ratio of net investment income (loss) to average net assets (b) ........................                 (0.20)%          7.34%
Portfolio turnover .....................................................................                 41.14%         126.18%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     7,433,204
                                              ===============

Investments in securities, at value .......   $     7,824,375
Receivable:
   Fund shares sold .......................            15,532
                                              ---------------
TOTAL ASSETS ..............................         7,839,907
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             1,128
   Investment securities purchased ........            15,532
                                              ---------------
TOTAL LIABILITIES .........................            16,660
                                              ---------------
NET ASSETS ................................   $     7,823,247
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     6,852,155
Undistributed net investment income .......            47,635
Accumulated net realized gain
   on investments .........................           532,286
Net unrealized appreciation on investments            391,171
                                              ---------------
NET ASSETS ................................   $     7,823,247
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           593,987
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         13.17
                                              ===============

Statement of Operations(Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............             4,127
                                              ---------------
TOTAL OPERATING EXPENSES ..................             4,127
                                              ---------------
NET INVESTMENT LOSS .......................            (4,127)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           517,203
Net change in unrealized appreciation
   on investments .........................           160,527
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           677,730
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       673,603
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                 SIX MONTHS           APRIL 1,
                                                                                                    ENDED             1998* TO
                                                                                                  JUNE 30,          DECEMBER 31,
                                                                                                    1999                1998
                                                                                               -----------------   -----------------

Operations:
Net investment income (loss) .....................................................             $    (4,127)             $    51,762
Net realized gain on investments .................................................                 517,203                   15,083
Net change in unrealized appreciation on investments: ............................                 160,527                  230,644
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 673,603                  297,489
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               8,581,296                3,155,187
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................              (3,872,983)              (1,011,345)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               4,708,313                2,143,842
                                                                                               -----------              -----------

Net increase in net assets .......................................................               5,381,916                2,441,331

Net assets beginning of period ...................................................               2,441,331                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 7,823,247              $ 2,441,331
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    47,635              $    51,762
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series I

Financial Highlights (Unaudited)

                                                                                                                      PERIOD FROM
                                                                                                    SIX MONTHS         APRIL 1,
                                                                                                       ENDED           1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                  ----------------- ----------------
Selected Per Share Data

Net asset value, beginning of period ..................................................            $    11.19        $   10.00
                                                                                                   ----------        ---------
Income from operations:
Net investment income (loss) (c) ......................................................                 (0.16)            0.24
Net realized and unrealized gains on investments (c) ..................................                  2.14             0.95
                                                                                                   ----------        ---------
Total income from operations ..........................................................                  1.98             1.19
                                                                                                   ----------        ---------

Less distributions:
From net investment income ............................................................                   --               --
From net realized gain on investment transactions .....................................                   --               --
                                                                                                   ----------        ---------
Total distributions ...................................................................                   --               --
                                                                                                   ----------        ---------
Net increase ..........................................................................                  1.98             1.19
                                                                                                   ----------        ---------

Net asset value, end of period ........................................................            $    13.17        $   11.19
                                                                                                   ==========        =========

Total Return (a) ......................................................................                 17.69%           11.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................            $    7,823        $   2,441
Ratio of net operating expenses to average net assets (b) .............................                  0.20%            0.20%
Ratio of net investment income (loss) to average net assets (b) .......................                 (0.20)%           5.73%
Portfolio turnover ....................................................................                105.23%          121.03%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    24,494,683
                                              ===============

Investments in securities, at value .......   $    26,545,483
Receivable:
   Fund shares sold .......................           113,080
                                              ---------------
TOTAL ASSETS ..............................        26,658,563
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             3,523
   Investment securities purchased ........           113,080
                                              ---------------
TOTAL LIABILITIES .........................           116,603
                                              ---------------
NET ASSETS ................................   $    26,541,960
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    23,866,903
Undistributed net investment income .......            86,194
Accumulated net realized gain
   on investments .........................           538,063
Net unrealized appreciation on investments          2,050,800
                                              ---------------
NET ASSETS ................................   $    26,541,960
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         2,147,494
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         12.36
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............            12,133
                                              ---------------
TOTAL OPERATING EXPENSES ..................            12,133
                                              ---------------
NET INVESTMENT LOSS .......................           (12,133)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           596,771
Net change in unrealized appreciation
   on investments .........................         1,572,828
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         2,169,599
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $     2,157,466
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                               SIX MONTHS             APRIL 13,
                                                                                                  ENDED               1998* TO
                                                                                                JUNE 30,            DECEMBER 31,
                                                                                                  1999                  1998
                                                                                             -----------------    -----------------
Operations:
Net investment income (loss) ...................................................             $    (12,133)             $     98,327
Net realized gain (loss) on investments ........................................                  596,771                   (58,708)
Net change in unrealized appreciation on investments: ..........................                1,572,828                   477,972
                                                                                             ------------              ------------
Net increase in net assets from operations .....................................                2,157,466                   517,591
                                                                                             ------------              ------------

Distributions to shareholders:
From net investment income .....................................................                     --                        --
From net realized gain on investment transactions ..............................                     --                        --
                                                                                             ------------              ------------
Total distributions to shareholders ............................................                     --                        --
                                                                                             ------------              ------------

Share transactions:
Proceeds from the sale of shares ...............................................               20,157,602                 4,945,786
Reinvestment of distributions ..................................................                     --                        --
Cost of shares redeemed ........................................................                 (807,689)                 (428,796)
                                                                                             ------------              ------------
Net increase in net assets from share transactions .............................               19,349,913                 4,516,990
                                                                                             ------------              ------------

Net increase in net assets .....................................................               21,507,379                 5,034,581

Net assets beginning of period .................................................                5,034,581                      --
                                                                                             ------------              ------------

Net assets end of period .......................................................             $ 26,541,960              $  5,034,581
                                                                                             ============              ============

Undistributed net investment income ............................................             $     86,194              $     98,327
                                                                                             ============              ============

------------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...................................................           $    10.64        $    10.00
                                                                                                   ----------        ----------
Income from operations:
Net investment income (loss) (c) .......................................................                (0.17)             0.21
Net realized and unrealized gains on investments (c) ...................................                 1.89              0.43
                                                                                                   ----------        ----------
Total income from operations ...........................................................                 1.72              0.64
                                                                                                   ----------        ----------

Less distributions:
From net investment income .............................................................                  --                --
From net realized gain on investment transactions ......................................                  --                --
                                                                                                   ----------        ----------
Total distributions ....................................................................                  --                --
                                                                                                   ----------        ----------
Net increase ...........................................................................                 1.72              0.64
                                                                                                   ----------        ----------

Net asset value, end of period .........................................................           $    12.36        $    10.64
                                                                                                   ==========        ==========

Total Return (a) .......................................................................                16.17%             6.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................................           $   26,542        $    5,035
Ratio of net operating expenses to average net assets (b) ..............................                 0.20%             0.20%
Ratio of net investment income (loss) to average net assets (b) ........................                (0.20)%            6.93%
Portfolio turnover .....................................................................                34.65%            72.69%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series I

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     6,964,939
                                              ===============

Investments in securities, at value .......   $     7,830,792
Receivable:
   Fund shares sold .......................            28,707
                                              ---------------
TOTAL ASSETS ..............................         7,859,499
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             1,090
   Investment securities purchased ........            28,707
                                              ---------------
TOTAL LIABILITIES .........................            29,797
                                              ===============
NET ASSETS ................................   $     7,829,702
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     6,693,558
Undistributed net investment income .......            59,512
Accumulated net realized gain on
investments ...............................           210,779
Net unrealized appreciation on investments            865,853
                                              ===============
NET ASSETS ................................   $     7,829,702
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           626,248
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         12.50
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............             4,668
                                              ---------------
TOTAL OPERATING EXPENSES ..................             4,668
                                              ---------------
NET INVESTMENT LOSS .......................            (4,668)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           249,842
Net change in unrealized appreciation
   on investments .........................           540,839
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           790,681
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       786,013
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series I

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                 SIX MONTHS           APRIL 15,
                                                                                                    ENDED             1998* TO
                                                                                                  JUNE 30,          DECEMBER 31,
                                                                                                    1999                1998
                                                                                               -----------------  -----------------

Operations:
Net investment income (loss) .....................................................             $    (4,668)             $    64,180
Net realized gain (loss) on investments ..........................................                 249,842                  (39,063)
Net change in unrealized appreciation on investments .............................                 540,839                  325,014
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 786,013                  350,131
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               4,296,704                3,188,502
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (490,847)                (300,801)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               3,805,857                2,887,701
                                                                                               -----------              -----------

Net increase in net assets .......................................................               4,591,870                3,237,832

Net assets beginning of period ...................................................               3,237,832                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 7,829,702              $ 3,237,832
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    59,512              $    64,180
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 15,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ..................................................            $   10.75        $   10.00
                                                                                                   ---------        ---------
Income from operations:
Net investment income (loss) (c) ......................................................                (0.12)            0.21
Net realized and unrealized gain on investments (c) ...................................                 1.87             0.54
                                                                                                   ---------        ---------
Total income from operations ..........................................................                 1.75             0.75
                                                                                                   ---------        ---------

Less distributions:
From net investment income ............................................................                  --               --
From net realized gain on investment transactions .....................................                  --               --
                                                                                                   ---------        ---------
Total distributions ...................................................................                  --               --
                                                                                                   ---------        ---------
Net increase ..........................................................................                 1.75             0.75
                                                                                                   ---------        ---------

Net asset value, end of period ........................................................            $   12.50        $   10.75
                                                                                                   =========        =========

Total Return (a) ......................................................................                16.28%            7.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................            $   7,830        $   3,238
Ratio of net operating expenses to average net assets (b) .............................                 0.20%            0.20%
Ratio of net investment income (loss) to average net assets (b) .......................                (0.20)%           7.01%
Portfolio turnover ....................................................................                32.35%           67.88%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series II

Statement of Assets and Liabilities (Unaudited)
June 30,1999

ASSETS
Investments in securities, at cost ........   $     3,924,131
                                              ===============

Investments in securities, at value .......   $     4,081,357
Receivable:
   Investment securities sold .............               168
                                              ---------------
TOTAL ASSETS ..............................         4,081,525
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............               590
   Fund shares redeemed ...................               168
                                              ---------------
TOTAL LIABILITIES .........................               758
                                              ---------------
NET ASSETS ................................   $     4,080,767
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     4,479,640
Undistributed net investment income .......            38,123
Accumulated net realized loss on
investments................................          (594,222)
Net unrealized appreciation on investments            157,226
                                              ---------------
NET ASSETS ................................   $     4,080,767
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           400,087
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.20
                                              ===============


Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............             2,553
                                              ---------------
TOTAL OPERATING EXPENSES ..................             2,553
                                              ---------------
NET INVESTMENT LOSS........................            (2,553)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........            99,510
Net change in unrealized appreciation
   on investments .........................            92,293
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           191,803
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       189,250
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                 SIX MONTHS           APRIL 13,
                                                                                                    ENDED             1998* TO
                                                                                                  JUNE 30,          DECEMBER 31,
                                                                                                    1999                1998
                                                                                               -----------------   -----------------
Operations
Net investment income (loss) .....................................................             $    (2,553)             $    40,676
Net realized gain (loss) on investments ..........................................                  99,510                 (693,732)
Net change in unrealized appreciation on investments .............................                  92,293                   64,933
                                                                                               -----------              -----------
Net increase (decrease) in net assets from operations ............................                 189,250                 (588,123)
                                                                                               -----------              -----------

Distributions to shareholders
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               2,445,627                9,898,825
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (255,187)              (7,609,625)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               2,190,440                2,289,200
                                                                                               -----------              -----------

Net increase in net assets .......................................................               2,379,690                1,701,077

Net assets beginning of period ...................................................               1,701,077                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 4,080,767              $ 1,701,077
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    38,123              $    40,676
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Conservative Growth Series II

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...................................................           $     9.54        $    10.00
                                                                                                   ----------        ----------
Income from operations:
Net investment income (loss) (c) .......................................................                (0.13)             0.23
Net realized and unrealized gain (loss) on investments (c) .............................                 0.79             (0.69)
                                                                                                   ----------        ----------
Total income (loss) from operations ....................................................                 0.66             (0.46)
                                                                                                   ----------        ----------

Less distributions:
From net investment income .............................................................                  --                --
From net realized gain on investment transactions ......................................                  --                --
                                                                                                   ----------        ----------
Total distributions ....................................................................                  --                --
                                                                                                   ----------        ----------
Net increase (decrease) ................................................................                 0.66             (0.46)
                                                                                                   ----------        ----------

Net asset value, end of period .........................................................           $    10.20        $     9.54
                                                                                                   ==========        ==========

Total Return (a) .......................................................................                 6.92%            (4.60)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................................           $    4,081        $    1,701
Ratio of net operating expenses to average net assets (b) ..............................                 0.20%             0.20%
Ratio of net investment income (loss) to average net assets (b) ........................                (0.20)%            2.29%
Portfolio turnover .....................................................................                40.38%           369.99%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series II

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     6,010,188
                                              ===============

Investments in securities, at value .......   $     6,390,736
Receivable:
   Fund shares sold .......................             4,738
                                              ---------------
TOTAL ASSETS ..............................         6,395,474
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............               941
   Investment securities purchased ........             4,738
                                              ---------------
TOTAL LIABILITIES .........................             5,679
                                              ===============
NET ASSETS ................................   $     6,389,795
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,748,799
Undistributed net investment income .......            42,993
Accumulated net realized gain
   on investments .........................           217,455
Net unrealized appreciation on investments            380,548
                                              ===============
NET ASSETS.................................   $     6,389,795
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           563,602
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.34
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............             4,096
                                              ---------------
TOTAL OPERATING EXPENSES ..................             4,096
                                              ---------------
NET INVESTMENT LOSS........................            (4,096)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           231,514
Net change in unrealized appreciation
   on investments .........................           219,329
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           450,843
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       446,747
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                      PERIOD FROM
                                                                                                   SIX MONTHS          APRIL 13,
                                                                                                      ENDED            1998* TO
                                                                                                    JUNE 30,          DECEMBER 31,
                                                                                                      1999               1998
                                                                                                 ----------------- -----------------

Operations
Net investment income (loss) .....................................................             $    (4,096)             $    47,089
Net realized gain (loss) on investments ..........................................                 231,514                  (14,059)
Net change in unrealized appreciation on investments .............................                 219,329                  161,219
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 446,747                  194,249
                                                                                               -----------              -----------
Distributions to shareholders
From net investment income .......................................................                    --                       --
From net realized gains on investment transactions ...............................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               4,014,581                4,026,686
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (927,176)              (1,365,292)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               3,087,405                2,661,394
                                                                                               -----------              -----------

Net increase in net assets .......................................................               3,534,152                2,855,643

Net assets beginning of period ...................................................               2,855,643                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 6,389,795              $ 2,855,643
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    42,993              $    47,089
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Moderate Growth Series II

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                                                   SIX MONTHS    APRIL 13,
                                                                                                      ENDED      1998* TO
                                                                                                    JUNE 30,     DECEMBER 31,
                                                                                                       1999         1998
                                                                                              ---------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ..................................................            $    10.22       $   10.00
                                                                                                   ----------       ---------
Income from operations:
Net investment income (loss) (c) ......................................................                 (0.09)           0.17
Net realized and unrealized gain on investments (c) ...................................                  1.21            0.05
                                                                                                   ----------       ---------
Total income from operations ..........................................................                  1.12            0.22
                                                                                                   ----------       ---------

Less distributions:
From net investment income ............................................................                   --              --
From net realized gain on investment transactions .....................................                   --              --
                                                                                                   ----------       ---------
Total distributions ...................................................................                   --              --
                                                                                                   ----------       ---------
Net increase ..........................................................................                  1.12            0.22
                                                                                                   ----------       ---------

Net asset value, end of period ........................................................            $    11.34       $   10.22
                                                                                                   ==========       =========

Total Return (a) ......................................................................                 10.96%           2.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................            $    6,390       $   2,856
Ratio of net operating expenses to average net assets (b) .............................                  0.20%           0.20%
Ratio of net investment income (loss) to average net assets (b) .......................                 (0.20)%          4.09%
Portfolio turnover ....................................................................                 46.02%         103.28%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series II


Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     1,633,435
                                              ===============

Investments in securities, at value .......   $     1,686,634
Receivable:
   Investment securities sold .............                69
                                              ---------------
TOTAL ASSETS ..............................         1,686,703
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............               254
   Fund shares redeemed ...................                69
                                              ---------------
TOTAL LIABILITIES .........................               323
                                              ===============
NET ASSETS ................................   $     1,686,380
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     1,591,427
Undistributed net investment income .......             2,002
Accumulated net realized gain on
investments ...............................            39,752
Net unrealized appreciation on investments             53,199
                                              ===============
NET ASSETS ................................   $     1,686,380
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           149,417
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         11.29
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............               742
                                              ---------------
TOTAL OPERATING EXPENSES ..................               742
                                              ---------------
NET INVESTMENT LOSS .......................              (742)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........            45,314
Net change in unrealized appreciation
   on investments .........................            42,022
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........            87,336
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $        86,594
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                                  SIX MONTHS         APRIL 13,
                                                                                                     ENDED           1998* TO
                                                                                                   JUNE 30,        DECEMBER 31,
                                                                                                     1999              1998
                                                                                                ----------------- -----------------

Operations
Net investment income (loss) .....................................................             $      (742)             $     2,744
Net realized gain (loss) on investments ..........................................                  45,314                   (5,562)
Net change in unrealized appreciation on investments .............................                  42,022                   11,177
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                  86,594                    8,359
                                                                                               -----------              -----------

Distributions to shareholders
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               1,528,544                  520,291
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (195,612)                (261,796)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               1,332,932                  258,495
                                                                                               -----------              -----------

Net increase in net assets .......................................................               1,419,526                  266,854

Net assets beginning of period ...................................................                 266,854                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 1,686,380              $   266,854
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $     2,002              $     2,744
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Aggressive Growth Series II

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...................................................            $    10.05         $    10.00
                                                                                                    ----------         ----------
Income from operations:
Net investment income (loss) (c) .......................................................                 (0.09)              0.10
Net realized and unrealized gains (losses) on investments (c) ..........................                  1.33              (0.05)
                                                                                                    ----------         ----------
Total income from operations ...........................................................                  1.24               0.05
                                                                                                    ----------         ----------

Less distributions:
From net investment income .............................................................                   --                 --
From net realized gain on investment transactions ......................................                   --                 --
                                                                                                    ----------         ----------
Total distributions ....................................................................                   --                 --
                                                                                                    ----------         ----------
Net increase ...........................................................................                  1.24               0.05
                                                                                                    ----------         ----------

Net asset value, end of period .........................................................            $    11.29         $    10.05
                                                                                                    ==========         ==========

Total Return (a) .......................................................................                 12.34%              0.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................................            $    1,686         $      267
Ratio of net operating expenses to average net assets (b) ..............................                  0.20%              0.20%
Ratio of net investment income (loss) to average net assets (b) ........................                 (0.20)%             2.19%
Portfolio turnover .....................................................................                 89.20%            165.71%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series II


Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $       784,546
                                              ===============

Investments in securities, at value .......   $       811,254
Receivable:
   Investment securities sold .............                33
                                              ---------------
TOTAL ASSETS ..............................           811,287
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............               123
   Fund shares redeemed ...................                33
                                              ---------------
TOTAL LIABILITIES .........................               156
                                              ===============
NET ASSETS ................................   $       811,131
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $       724,315
Undistributed net investment income .......               488
Accumulated net realized gain on
investments ...............................            59,620
Net unrealized appreciation on investments             26,708
                                              ===============
NET ASSETS ................................   $       811,131
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............            64,871
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         12.50
                                              ===============


Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............               475
                                              ---------------
TOTAL OPERATING EXPENSES ..................               475
                                              ---------------
NET INVESTMENT LOSS .......................              (475)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........            59,007
Net change in unrealized appreciation
   on investments .........................             5,618
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........            64,625
                                              ---------------

NET INCREASE IN NET ASSETS FROM
OPERATIONS ................................   $        64,150
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------

Operations:
Net investment income (loss) .....................................................             $      (475)             $       963
Net realized gain on investments .................................................                  59,007                      613
Net change in unrealized appreciation on investments .............................                   5,618                   21,090
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                  64,150                   22,666
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               1,096,242                  401,318
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (503,943)                (269,302)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................                 592,299                  132,016
                                                                                               -----------              -----------

Net increase in net assets .......................................................                 656,449                  154,682

Net assets beginning of period ...................................................                 154,682                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $   811,131              $   154,682
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $       488              $       963
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Very Aggressive Growth Series II

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ....................................................           $    10.80         $    10.00
                                                                                                    ----------         ----------
Income from operations:
Net investment income (loss) (c) ........................................................                (0.06)              0.07
Net realized and unrealized gains on investments (c) ....................................                 1.76               0.73
                                                                                                    ----------         ----------
Total income from operations ............................................................                 1.70               0.80
                                                                                                    ----------         ----------

Less distributions:
From net investment income ..............................................................                  --                 --
From net realized gain on investment transactions .......................................                  --                 --
                                                                                                    ----------         ----------
Total distributions .....................................................................                  --                 --
                                                                                                    ----------         ----------
Net increase ............................................................................                 1.70               0.80
                                                                                                    ----------         ----------

Net asset value, end of period ..........................................................           $    12.50         $    10.80
                                                                                                    ==========         ==========

Total Return (a) ........................................................................                15.74%              8.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................................................           $      811         $      155
Ratio of net operating expenses to average net assets (b) ...............................                 0.20%              0.20%
Ratio of net investment income (loss) to average net assets (b) .........................                (0.20)%             0.91%
Portfolio turnover ......................................................................               129.30%            208.66%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series II

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     1,594,236
                                              ===============

Investments in securities, at value .......   $     1,696,222
Receivable:
   Fund shares sold .......................             4,930
                                              ---------------
TOTAL ASSETS ..............................         1,701,152
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............               242
   Investment securities purchased ........             4,930
                                              ---------------
TOTAL LIABILITIES .........................             5,172
                                              ===============
NET ASSETS ................................   $     1,695,980
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     1,490,182
Undistributed net investment income .......             3,581
Accumulated net realized gain on
investments ...............................           100,231
Net unrealized appreciation on investments            101,986
                                              ===============
NET ASSETS ................................   $     1,695,980
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           146,237
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.60
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............               920
                                              ---------------
TOTAL OPERATING EXPENSES ..................               920
                                              ---------------
NET INVESTMENT LOSS  ......................              (920)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........           110,264
Net change in unrealized appreciation
  on investments ..........................            38,290
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           148,554
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $       147,634
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                 SIX MONTHS           APRIL 13,
                                                                                                    ENDED             1998* TO
                                                                                                  JUNE 30,          DECEMBER 31,
                                                                                                    1999                1998
                                                                                               -----------------   -----------------
Operations:
Net investment income (loss) .....................................................             $      (920)             $     4,501
Net realized gain (loss) on investments ..........................................                 110,264                  (10,033)
Net change in unrealized appreciation on investments .............................                  38,290                   63,696
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 147,634                   58,164
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                       --
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               1,363,532                  826,868
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (415,566)                (284,652)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................                 947,966                  542,216
                                                                                               -----------              -----------

Net increase in net assets .......................................................               1,095,600                  600,380

Net assets beginning of period ...................................................                 600,380                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 1,695,980              $   600,380
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $     3,581              $     4,501
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Growth Series II

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...................................................            $   10.04         $   10.00
                                                                                                    ---------         ---------
Income from operations:
Net investment income (loss) (c) .......................................................                (0.05)             0.08
Net realized and unrealized gains (losses) on investments (c) ..........................                 1.61             (0.04)
                                                                                                    ---------         ---------
Total income from operations ...........................................................                 1.56              0.04
                                                                                                    ---------         ---------

Less distributions:
From net investment income .............................................................                  --                --
From net realized gain on investment transactions ......................................                  --                --
                                                                                                    ---------         ---------
Total distributions ....................................................................                  --                --
                                                                                                    ---------         ---------
Net increase ...........................................................................                 1.56              0.04
                                                                                                    ---------         ---------

Net asset value, end of period .........................................................            $   11.60         $   10.04
                                                                                                    =========         =========

Total Return (a) .......................................................................                15.54%             0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................................            $   1,696         $     600
Ratio of net operating expenses to average net assets (b) ..............................                 0.20%             0.20%
Ratio of net investment income (loss) to average net assets (b) ........................                (0.20)%            1.82%
Portfolio turnover .....................................................................                87.46%           121.14%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series II

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $       428,225
                                              ===============

Investments in securities, at value .......   $       457,556
Receivable:
   Investment securities sold .............                19
                                              ---------------
TOTAL ASSETS ..............................           457,575
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............                59
   Fund shares redeemed ...................                19
                                              ---------------
TOTAL LIABILITIES .........................                78
                                              ===============
NET ASSETS ................................   $       457,497
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $       393,251
Undistributed net investment income .......             1,243
Accumulated net realized gain on
investments ...............................            33,672
Net unrealized appreciation on investments             29,331
                                              ===============
NET ASSETS ................................   $       457,497
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............            38,221
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.97
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $            --
                                              ---------------

EXPENSES
   Investment advisory fees ...............               295
                                              ---------------
TOTAL OPERATING EXPENSES...................               295
                                              ---------------
NET INVESTMENT LOSS .......................              (295)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........            38,970
Net change in unrealized appreciation
   on investments .........................             9,838
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........            48,808
                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $        48,513
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series II

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         APRIL 13,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Operations:
Net investment income (loss) .....................................................               $    (295)               $   1,538
Net realized gain (loss) on investments ..........................................                  38,970                   (5,298)
Net change in unrealized appreciation on investments .............................                   9,838                   19,493
                                                                                                 ---------                ---------
Net increase in net assets from operations .......................................                  48,513                   15,733
                                                                                                 ---------                ---------

Distributions to shareholders:
From net investment income .......................................................                    --                       --
From net realized gain on investment transactions ................................                    --                       --
                                                                                                 ---------                ---------
Total distributions to shareholders ..............................................                    --                       --
                                                                                                 ---------                ---------

Share transactions:
Proceeds from the sale of shares .................................................                 392,957                  445,053
Reinvestment of distributions ....................................................                    --                       --
Cost of shares redeemed ..........................................................                (208,008)                (236,751)
                                                                                                 ---------                ---------
Net increase in net assets from share transactions ...............................                 184,949                  208,302
                                                                                                 ---------                ---------

Net increase in net assets .......................................................                 233,462                  224,035

Net assets beginning of period ...................................................                 224,035                     --
                                                                                                 ---------                ---------

Net assets end of period .........................................................               $ 457,497                $ 224,035
                                                                                                 =========                =========

Undistributed net investment income ..............................................               $   1,243                $   1,538
                                                                                                 =========                =========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
JNL/S&P Equity Aggressive Growth Series II

Financial Highlights (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                                  SIX MONTHS         APRIL 13,
                                                                                                     ENDED           1998* TO
                                                                                                   JUNE 30,        DECEMBER 31,
                                                                                                     1999              1998
                                                                                                ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ....................................................         $    10.36            $    10.00
                                                                                                  ----------            ----------
Income from operations:
Net investment income (loss) (c) ........................................................              (0.04)                 0.07
Net realized and unrealized gain on investments (c) .....................................               1.65                  0.29
                                                                                                  ----------            ----------
Total income from operations ............................................................               1.61                  0.36
                                                                                                  ----------            ----------

Less distributions:
From net investment income ..............................................................                --                    --
From net realized gain on investment transactions .......................................                --                    --
                                                                                                  ----------            ----------
Total distributions .....................................................................                --                    --
                                                                                                  ----------            ----------
Net increase ............................................................................               1.61                  0.36
                                                                                                  ----------            ----------

Net asset value, end of period ..........................................................         $    11.97            $    10.36
                                                                                                  ==========            ==========

Total Return (a) ........................................................................              15.54%                 3.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................................................         $      457            $      224
Ratio of net operating expenses to average net assets (b) ...............................               0.20%                 0.20%
Ratio of net investment income (loss) to average net assets (b) .........................              (0.20)%                1.22%
Portfolio turnover ......................................................................             101.55%               157.21%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

JNL SERIES TRUST
Goldman Sachs/JNL Growth & Income Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     5,705,342
                                              ===============

Investments in securities, at value .......   $     6,022,088
Receivables:
   Dividends and interest .................             9,726
   Fund shares sold .......................               237
   Investment securities sold .............            70,745
                                              ---------------
TOTAL ASSETS ..............................         6,102,796
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             4,364
   Administrative fees ....................               471
   Fund shares redeemed ...................               155
   Investment securities purchased ........            19,558
Call option written, at value
   (Premium received $2,367) ..............               825
                                              ---------------
TOTAL LIABILITIES .........................            25,373
                                              ===============
NET ASSETS ................................   $     6,077,423
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,914,149
Undistributed net investment income .......            36,213
Accumulated net realized loss on
investments ...............................          (191,227)
Net unrealized appreciation on:
   Investments ............................           316,746
   Options written ........................             1,542
                                              ===============
NET ASSETS ................................   $     6,077,423
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           613,609
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $          9.90
                                              ===============

Statement of Operations (Unaudited)
For the Six Month Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        50,859
   Interest ...............................            14,112
   Foreign tax withholding ................              (646)
                                              ---------------
TOTAL INVESTMENT INCOME ...................            64,325
                                              ---------------

EXPENSES
   Investment advisory fees ...............            25,369
   Administrative fees ....................             2,743
                                              ---------------
TOTAL OPERATING EXPENSES ..................            28,112
                                              ---------------
NET INVESTMENT INCOME .....................            36,213
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain on:
   Investments ............................           310,966
   Foreign currency related items .........                 6
   Futures contracts ......................            26,745
   Options written ........................               373
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................           230,230
   Foreign currency related items .........                (6)
   Options written ........................             1,542
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           569,856
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       606,069
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
Goldman Sachs/JNL Growth & Income Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Operations:
Net investment income ............................................................             $    36,213              $    27,544
Net realized gain (loss) on:
Investments ......................................................................                 310,966                 (510,356)
Foreign currency related items ...................................................                       6                      (10)
Futures contracts ................................................................                  26,745                  (18,962)
Options written ..................................................................                     373                     --
Net change in unrealized appreciation (depreciation) on:
Investments ......................................................................                 230,230                   86,516
Foreign currency related items ...................................................                      (6)                       6
Options written ..................................................................                   1,542                     --
                                                                                               -----------              -----------
Net increase (decrease) in net assets from operations ............................                 606,069                 (415,262)
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                    (32,767)
From net realized gains on investments ...........................................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                    (32,767)
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               3,625,775                7,095,095
Reinvestment of distributions ....................................................                    --                     32,767
Cost of shares redeemed ..........................................................              (2,465,175)              (2,369,079)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               1,160,600                4,758,783
                                                                                               -----------              -----------

Net increase in net assets .......................................................               1,766,669                4,310,754

Net assets beginning of period ...................................................               4,310,754                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 6,077,423              $ 4,310,754
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    36,213              $      --
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
Goldman Sachs/JNL Growth & Income Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS         MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ............................................................    $       9.00     $      10.00
                                                                                                     ------------     ------------
Income (loss) from operations:
Net investment income ...........................................................................            0.06             0.07
Net realized and unrealized gains (losses) on investments and foreign currency related items ....            0.84            (1.00)
                                                                                                     ------------     ------------
Total income (loss) from operations .............................................................            0.90            (0.93)
                                                                                                     ------------     ------------

Less distributions:
From net investment income ......................................................................              --            (0.07)
From net realized gains on investment transactions ..............................................              --               --
                                                                                                     ------------     ------------
Total distributions .............................................................................              --            (0.07)
                                                                                                     ------------     ------------
Net increase (decrease) .........................................................................            0.90            (1.00)
                                                                                                     ------------     ------------

Net asset value, end of period ..................................................................    $       9.90     $       9.00
                                                                                                     ============     ============

Total Return (a) ................................................................................           10.00%           (9.31)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ........................................................    $      6,077     $      4,311
Ratio of net operating expenses to average net assets (b) (c) ...................................            1.03%            1.08%
Ratio of net investment income to average net assets (b) (c) ....................................            1.32%            1.01%
Portfolio turnover ..............................................................................            4.96%          129.99%


Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) .......................................            1.03%            2.16%
Ratio of net investment income (loss) to average net assets (b) .................................            1.32%           (0.08)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                       MARKET
                                        SHARES          VALUE
                                        ------          -----
COMMON STOCKS -- 85.84%

AEROSPACE & DEFENSE -- 2.19%
   Boeing Co. ......................       700    $ 30,931
   Northrop Grumman Corp. ..........       900      59,681
   Raytheon Co. - Class A (c) ......       600      41,325
                                                 -----------
                                                   131,937

AUTO MANUFACTURER -- 2.48%
   General Motors Corp. ............     2,000     132,000
   Volvo AB - ADR ..................       600      17,625
                                                 -----------
                                                   149,625

AUTO PARTS & EQUIPMENT -- 3.77%
   Dana Corp. ......................       100       4,606
   Delphi Automotive Systems Corp. .     3,688      68,459
   Federal-Mogul Corp. .............     1,900      98,800
   TRW Inc. ........................     1,000      54,875
                                                 -----------
                                                   226,740

BANKS -- 8.55%
   Bank of America Corp. ...........     2,000     146,624
   Bank One Corp. ..................     2,200     131,037
   First Union Corp. ...............     2,800     131,600
   KeyCorp .........................     1,000      32,125
   National City Corp. .............       400      26,200
   Wells Fargo Co. .................     1,100      47,025
                                                 -----------
                                                   514,611

COMMERCIAL SERVICES -- 0.82%
   Dun & Bradstreet Corp. ..........     1,400      49,613

COMPUTERS -- 1.99%
   Compaq Computer Corp. ...........     1,700      40,269
   Hewlett-Packard Co. .............       600      60,300
   NCR Corp. .......................       400      19,525
                                                 -----------
                                                   120,094

DIVERSIFIED FINANCIAL SERVICES --
0.45%
   Federal National Mortgage
   Association .....................       400      27,350

ELECTRIC -- 6.25%
   Entergy Corp. ...................     2,700      84,375
   FPL Group Inc. ..................     1,100      60,088
   PacifiCorp. .....................     5,400      99,225
   PG&E Corp. ......................     1,000      32,500
   Unicom Corp. ....................     2,600     100,262
                                                 -----------
                                                   376,450

ENVIRONMENTAL CONTROL -- 3.12%
   Browning-Ferris Industries Inc. .     3,000     129,000
   Waste Management Inc. ...........     1,100      59,125
                                                 -----------
                                                   188,125

FOOD -- 6.37%
   Archer-Daniels-Midland Co. ......     6,500     100,344
   ConAgra Inc. ....................     4,000     106,500
   H.J. Heinz Co. ..................       400      20,050
   Nabisco Group Holdings Corp. ....     2,700      52,819

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

FOOD (CONTINUED)
   Sara Lee Corp. ..................     4,300   $  97,556
   Unilever NV .....................        89       6,207
                                                 -----------
                                                   383,476

FOREST PRODUCTS & PAPER -- 0.76%
   International Paper Co. .........       900      45,450

HEALTHCARE -- 4.97%
   Baxter International Inc. .......     1,500      90,937
   Columbia/HCA Healthcare Corp.
   (c) .............................     1,800      41,063
   Healthsouth Corp. (a) ...........     4,100      61,244
   Tenet Healthcare Corp. (a) ......     5,700     105,806
                                                 -----------
                                                   299,050

INSURANCE -- 6.28%
   Aetna Inc. ......................     1,100      98,381
   Allstate Corp. ..................     2,300      82,513
   CIGNA Corp. .....................       700      62,300
   Hartford Financial Services
   Group Inc. ......................     1,200      69,975
   Provident Cos. Inc. .............       500      20,000
   XL Capital Ltd. - Class A .......       800      45,200
                                                 -----------
                                                   378,369

LODGING  -- 1.02%
   Starwood Hotels & Resorts
       Worldwide Inc. ..............     2,000      61,125

MANUFACTURING -- 0.58%
   Minnesota Mining & Manufacturing        400      34,775
   Co.

MEDIA -- 3.12%
   CBS Corp. (a) ...................     1,000      43,438
   MediaOne Group Inc. (a) .........       800      59,500
   New York Times Co. - Class A ....     1,700      62,581
   R.R. Donnelley & Sons Co. .......       600      22,238
                                                 -----------
                                                   187,757

OFFICE & BUSINESS EQUIPMENT -- 0.39%
   Xerox Corp. .....................       400      23,625

OIL & GAS PRODUCTS -- 5.60%
   Atlantic Richfield Co. ..........       400      33,425
   Exxon Corp. .....................       800      61,700
   Occidental Petroleum Corp. ......     2,000      42,250
   Royal Dutch Petroleum Co. .......     2,100     126,525
   Texaco Inc. .....................       200      12,500
   Tosco Corp. .....................     1,100      28,531
   USX-Marathon Group ..............     1,000      32,562
                                                 -----------
                                                    337,493

PHARMACEUTICALS -- 3.93%
   American Home Products Corp. ....       800      46,000
   Eli Lilly & Co. .................       200      14,325
   Merck & Co. Inc. ................     1,000      74,000
   Pharmacia & Upjohn Inc. .........     1,800     102,263
                                                 -----------
                                                   236,588

                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

RETAIL -- 7.18%
   AutoZone Inc. (a) ...............       500   $  15,063
   Federated Department Stores Inc.
   (a) .............................     2,300     121,756
   Loews Corp. .....................     1,300     102,862
   May Department Stores Co. .......       600      24,525
   Sears, Roebuck & Co. ............       600      26,738
   TJX Cos. Inc. ...................     2,200      73,287
   Toys "R" Us Inc. (a) ............     3,300      68,269
                                                 -----------
                                                   432,500

SEMICONDUCTORS -- 1.09%
   Intel Corp. .....................     1,100      65,450

TELECOMMUNICATIONS -- 11.00%
   Ameritech Corp. .................      1,300     95,550
   AT&T Corp. ......................     2,280     127,252
   Bell Atlantic Corp. .............     1,300      84,988
   BellSouth Corp. .................       600      28,125
   General Motors Corp. - Class H ..     1,200      67,500
   GTE Corp. .......................     1,500     113,625
   SBC Communications Inc. .........     1,800     104,400
   US West Inc. ....................       700      41,125
                                                 -----------
                                                   662,565

TOBACCO -- 3.31%
   Philip Morris Cos. Inc. .........     4,100     164,769
   R.J. Reynolds Tobacco Holding
   Inc. ............................     1,100      34,650
                                                 -----------
                                                   199,419

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
COMMON STOCKS (CONTINUED)

TRANSPORTATION -- 0.62%
   Burlington Northern Santa Fe
   Corp. ...........................     1,200   $  37,200
                                                 -----------

     Total Common Stocks
       (cost $4,852,641) ...........             5,169,387
                                                 -----------


SHORT TERM INVESTMENTS -- 14.16%

MONEY MARKET FUND -- 0.88%
   SSgA Money Market Fund, 4.83%
   (b) .............................    52,701      52,701

                                     PRINCIPAL
                                        AMOUNT
                                        ------
REPURCHASE AGREEMENT -- 13.28%
   Repurchase agreement with Goldman
     Sachs Asset Management, 5.03%,
     (Collateralized by $800,000
     U.S. Treasury Note, 6.25%,
     due 05/31/2000,
     market value $816,332)
     acquired on 06/30/1999,
     due 07/01/1999................. $ 800,000     800,000
                                                 -----------

     Total Short Term Investments
       (cost $852,701) .............               852,701
                                                 -----------

TOTAL INVESTMENTS -- 100%
   (cost $5,705,342 ) ..............            $6,022,088
                                                ============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c) All or a portion of this security has been pledged to cover call options written.

Based on the cost of investments of $5,769,238 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $449,155, the gross unrealized depreciation was $196,305 and the net unrealized appreciation on investments was $252,850.

                  SCHEDULE OF CALL OPTIONS WRITTEN (UNAUDITED)
                                  JUNE 30, 1999

   CONTRACTS
  (100 SHARES                                                             MARKET
 PER CONTRACT)                                                            VALUE
 -------------                                                            -----
       7         Columbia/HCA Healthcare Corp.
                    Expiration August 1999, Exercise price $25 .......    $(525)
       2         Ratheon Co.
                    Expiration August 1999, Exercise price $75 .......     (300)
                                                                        --------
                                                                          $(825)
                                                                        ========

                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Small Cap Value Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     5,748,926
                                              ===============

Investments in securities, at value .......   $     5,879,126
Receivables:
   Dividends and interest .................             3,802
   Fund shares sold .......................             4,247
   Investment securities sold .............            10,414
                                              ---------------
TOTAL ASSETS ..............................         5,897,589
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             4,859
   Administrative fees ....................               463
   Fund shares redeemed ...................                41
   Investment securities purchased.........            31,016
                                              ---------------
TOTAL LIABILITIES .........................            36,379
                                              ===============
NET ASSETS ................................   $     5,861,210
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,973,770
Undistributed net investment income .......             5,996
Accumulated net realized loss on
investments ...............................          (248,756)
Net unrealized appreciation on investments            130,200
                                              ===============
NET ASSETS ................................   $     5,861,210
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............           615,205
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $          9.53
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        28,597
   Interest ...............................             4,315
                                              ---------------
TOTAL INVESTMENT INCOME ...................            32,912
                                              ---------------

EXPENSES
   Investment advisory fees ...............            26,102
   Administrative fees ....................             2,486
                                              ---------------
TOTAL OPERATING EXPENSES ..................            28,588
                                              ---------------
NET INVESTMENT INCOME .....................             4,324
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized loss on investments ..........          (108,833)
Net change in unrealized appreciation on
   investments ............................           626,037
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           517,204
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       521,528
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Small Cap Value Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------

Operations
Net investment income (loss) ...........................................................          $     4,324           $    (1,603)
Net realized loss on investments .......................................................             (108,833)             (139,923)
Net change in unrealized appreciation (depreciation) on investments ....................              626,037              (495,837)
                                                                                                  -----------           -----------
Net increase (decrease) in net assets from operations ..................................              521,528              (637,363)
                                                                                                  -----------           -----------

Distributions to shareholders
From net investment income .............................................................                 --                    --
From net realized gains on investment transactions .....................................                 --                    --
Return of capital ......................................................................                 --                  (4,329)
                                                                                                  -----------           -----------
Total distributions to shareholders ....................................................                 --                  (4,329)
                                                                                                  -----------           -----------

Share transactions
Proceeds from the sale of shares .......................................................            1,184,224             5,554,767
Reinvestment of distributions ..........................................................                 --                   4,329
Cost of shares redeemed ................................................................             (648,710)             (113,236)
                                                                                                  -----------           -----------
Net increase in net assets from share transactions .....................................              535,514             5,445,860
                                                                                                  -----------           -----------

Net increase in net assets .............................................................            1,057,042             4,804,168

Net assets beginning of period .........................................................            4,804,168                  --
                                                                                                  -----------           -----------

Net assets end of period ...............................................................          $ 5,861,210           $ 4,804,168
                                                                                                  ===========           ===========

Undistributed net investment income ....................................................          $     5,996           $     1,672
                                                                                                  ===========           ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Small Cap Value Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS         MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ....................................................           $    8.70         $   10.00
                                                                                                    ---------         ---------
Income from operations:
Net investment income (loss) ............................................................                0.01             (0.01)
Net realized and unrealized gain (loss) on investments ..................................                0.82             (1.28)
                                                                                                    ---------         ---------
   Total gain (loss) from operations ....................................................                0.83             (1.29)
                                                                                                    ---------         ---------

Less distributions:
From net investment income ..............................................................                 --                --
From net realized gains on investment transactions ......................................                 --                --
Return of capital .......................................................................                 --              (0.01)
                                                                                                    ---------         ---------
   Total distributions ..................................................................                 --              (0.01)
                                                                                                    ---------         ---------
   Net increase (decrease) ..............................................................                0.83             (1.30)
                                                                                                    ---------         ---------

Net asset value, end of period ..........................................................           $    9.53         $    8.70
                                                                                                    =========         =========

Total Return (a) ........................................................................                9.54%           (12.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................................................           $   5,861         $   4,804
Ratio of net operating expenses to average net assets (b) (c) ...........................                1.15%             1.20%
Ratio of net investment income (loss) to average net assets (b) (c) .....................                0.17%            (0.04)%
Portfolio turnover ......................................................................               26.94%            40.15%


Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) ...............................                1.15%             1.89%
Ratio of net investment income (loss) to average net assets (b) .........................                0.17%            (0.73)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                             MARKET
                                                 SHARES       VALUE
                                                 ------       -----
COMMON STOCKS --95.58%

ADVERTISING - 0.51%
   Ha-Lo Industries Inc. (a) ................     3,050   $  30,118

AEROSPACE & DEFENSE -0.93%
   AAR Corp. ................................     2,400      54,450

APPAREL -- 1.39%
   Nautica Enterprises Inc. (a) .............     2,100      35,438
   Stride Rite Corp. ........................     4,500      46,406
                                                          ---------
                                                             81,844

AUTO PARTS & EQUIPMENT -- 3.40%
   Borg-Warner Automotive Inc. ..............     1,200      66,000
   Dura Automotive Systems Inc. (a) .........     1,000      33,250
   Pennzoil-Quaker State Co. (a) ............     1,300      19,500
   Tower Automotive Inc. (a) ................     3,200      81,400
                                                          ---------
                                                            200,150

BANKS -- 2.88%
   Banta Corp. ..............................     2,800      58,800
   Hudson United Bancorp ....................     2,233      68,386
   Southwest Bancorporation (a) .............     2,300      41,400
                                                          ---------
                                                            168,586

BUILDING MATERIALS -- 2.69%
   Apogee Enterprises Inc. ..................     5,000      67,187
   Hussmann International Inc. ..............     3,000      49,688
   Lone Star Industries Inc. ................     1,100      41,319
                                                          ---------
                                                            158,194

CHEMICALS -- 2.68%
   A. Schulman Inc. .........................     2,400      41,250
   Ferro Corp. ..............................     2,000      55,000
   H. B. Fuller Co. .........................       900      61,537
                                                          ---------
                                                            157,787

COAL -- 0.06%
   Consol Energy Inc. (a) ...................       300       3,600

COMMERCIAL SERVICES -- 4.25%
   Aviation Sales Co. .......................       900      35,550
   Budget Group Inc. (a) ....................     2,800      34,475
   CDI Corp. (a) ............................     1,700      57,906
   Nielsen Media Research (a) ...............     1,898      55,517
   Pittston Brink's Group ...................     1,600      42,800
   Standard Register Co......................       700      21,525
   United Stationers Inc. (a) ...............       100       2,200
                                                          ---------
                                                            249,973

COMPUTERS -- 4.73%
   Anixter International Inc. (a) ...........     3,500      63,875
   Bell & Howell Co. (a) ....................     2,000      75,625
   Data General Corp. (a) ...................     1,300      18,931
   Electronics for Imaging Inc. (a) .........       800      41,100
   Inacom Corp. (a) .........................     3,700      46,713
   Sequent Computer Systems Inc. (a) ........     1,800      31,950
                                                          ---------
                                                            278,194

DIVERSIFIED FINANCIAL SERVICES -- 0.64%
   Eaton Vance Corp. ........................     1,100      37,881

ENTERTAINMENT -- 0.04%
   Imax Corp. (a) ...........................       100       2,250

                                                             MARKET
                                                 SHARES       VALUE
                                                 ------       -----
COMMON STOCKS (CONTINUED)

ELECTRIC -- 2.38%
   Avista Corp. .............................     2,700   $  43,875
   Calpine Corp. (a) ........................       700      37,800
   Sierra Pacific Resources .................     1,600      58,200
                                                          ---------
                                                            139,875

ELECTRICAL COMPONENTS & EQUIPMENT --
1.41%
   Belden Inc................................     2,200      52,662
   Scottsman Industries Inc. ................     1,400      30,188
                                                          ---------
                                                             82,850

ELECTRONICS -- 6.91%
   Credence Systems Corp. (a) ...............     2,700     100,237
   Flextronics International Ltd. (a) .......       600      33,300
   Kemet Corp. (a) ..........................     4,400     100,925
   Oak Industries Inc. ......................     1,200      52,425
   Tectronix Inc. ...........................     1,600      48,300
   Watts Industries .........................     3,700      70,994
                                                          ---------
                                                            406,181

FOOD -- 5.21%
   American Italian Pasta Co. (a) ...........     2,700      82,012
   Aurora Foods Inc. (a) ....................     2,300      40,250
   Great Atlantic & Pacific Tea Co. .........     2,000      67,625
   International Multifoods Corp. ...........     2,000      45,125
   Lance Inc. ...............................     1,700      26,563
   Ralcorp Holdings Inc. (a) ................     2,800      44,975
                                                          ---------
                                                            306,550

FOREST PRODUCTS & PRODUCTS-- 1.96%
   Chesapeake Corp. .........................     1,300      48,669
   Wausau-Mosinee Paper Corp. ...............     3,700      66,600
                                                          ---------
                                                            115,269

HAND & MACHINE TOOLS -- 1.74%
   Applied Power Inc. - Class A .............     1,500      40,969
   Regal-Beloit Corp. .......................     2,600      61,425
                                                          ---------
                                                            102,394

HEALTHCARE -- 5.41%
   Apria Healthcare Group Inc. (a) ..........     3,100      52,700
   Invacare Corp. ...........................     2,000      53,500
   Oakley Inc. (a) ..........................     2,800      19,950
   Sierra Health Services Inc. (a) ..........     3,150      45,478
   Sunrise Medical Inc. (a) .................     3,000      21,375
   Varian Medical Systems Inc. ..............     2,000      50,500
   West Pharmaceutical Services Inc. ........     1,900      74,575
                                                          ---------
                                                            318,078

HOME BUILDERS -- 1.87%
   Kaufman & Broad Home Corp. ...............     1,500      37,313
   Toll Brothers (a) ........................     3,400      72,888
                                                          ---------
                                                            110,201

HOME FURNISHINGS -- 4.21%
   Bassett Furniture Industries Inc. ........     2,100      48,038
   Dorel Industries Inc. (a) ................     2,000      42,875
   Furniture Brands International Inc. (a)... 3,100 86,412 Harman International Industries
   Inc. .....................................     1,600      70,400
                                                          ---------
                                                            247,725

                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                                             MARKET
                                                 SHARES       VALUE
                                                 ------       -----
COMMON STOCKS (CONTINUED)

INSURANCE -- 7.27%
   Enhance Financial Services Group
   Inc.......................................     2,900   $  57,275
   E.W. Blanch Holdings Inc. ................     1,100      75,006
   Frontier Insurance Group
   Inc.......................................     1,960      30,135
   Gallagher, Arthur J. & Co. ...............     1,000      49,500
   HCC Insurance Holdings Inc. ..............     3,200      72,600
   Radian Group Inc. ........................     1,226      59,844
   Scottish Annuity & Life Corp. (a) ........     2,400      25,800
   XL Capital Ltd. -Class A .................     1,007      56,867
                                                          ---------
                                                            427,027

LEISURE TIME -- 1.11%
   Polaris Industries Inc. ..................     1,500      65,250

LODGING -- 0.78%
   Prime Hospitality Corp. (a) ..............     3,800      45,600

MACHINERY -- 2.91%
   Briggs & Stratton Corp. ..................       400      23,100
   JLG Industries Inc. ......................     4,100      83,537
   MagneTek Inc. (a) ........................     4,100      43,306
   OmniQuip International Inc. ..............     2,700      21,263
                                                          ---------
                                                            171,206

MANUFACTURING -- 3.64%
   Crane Co. ................................     2,250      70,734
   Mark IV Industries Inc. ..................     3,900      82,388
   Roper Industries Inc. ....................     1,900      60,800
                                                          ---------
                                                            213,922

MEDIA -- 2.79%
   Bowne & Co. Inc. .........................     4,900      63,700
   Pulitzer Inc. ............................     1,100      53,419
   World Color Press (a) ....................     1,700      46,750
                                                          ---------
                                                            163,869

OFFICE & BUSINESS EQUIPMENT -- 0.54%
   Interface Inc. ...........................     3,700      31,912

OIL & GAS PRODUCERS -- 3.38%
   Barrett Resources Corp. (a) ..............     2,100      80,587
   Devon Energy Corp. .......................     1,700      60,775
   Helmerich & Payne Inc. ...................     2,400      57,150
                                                          ---------
                                                            198,512

PHARMACEUTICALS -- 0.73%
   Perrigo Co. (a) ..........................     5,600      42,700

REAL ESTATE - 5.80%
   Catellus Development Corp. (a) ...........     4,000      62,000
   Chateau Communities Inc. .................     1,200      35,925
   Felcor Lodging Trust Inc. ................     2,500      51,875
   Glenborough Realty Trust Inc. ............     3,100      54,250
   JDN Realty Corp. .........................     2,300      51,462
   Kilroy Realty Corp. ......................     2,100      51,188
   Mack-Cali Realty Corp. ...................     1,100      34,031
                                                          ---------
                                                            340,731

                                                             MARKET
                                                 SHARES       VALUE
                                                 ------       -----
COMMON STOCKS (CONTINUED)

RETAIL -- 5.61%
   CKE Restaurants Inc. .....................     2,400   $  39,000
   Cole National Corp. (a) ..................       900       7,144
   CompUSA Inc. .............................     4,000      29,750
   Hughes Supply Inc. .......................     1,300      38,594
   Lone Star Steakhouse & Saloon Inc. (a) ...     2,200      21,381
   Pier 1 Imports Inc. ......................     5,200      58,500
   Ryan's Family Steak Houses Inc. (a) ......     2,800      32,550
   Talbots Inc. .............................       800      30,500
   Unisource Worldwide Inc. .................     3,400      41,012
   Wet Seal Inc. (a) ........................     1,100      31,488
                                                          ---------
                                                            329,919

SAVINGS & LOANS -- 2.00%
   Astoria Financial Corp. ..................     1,535      67,444
   Staten Island Bancorp Inc. ...............     2,800      50,400
                                                          ---------
                                                            117,844

SEMICONDUCTORS -- 1.25%
   Lam Research Corp. (a) ...................     1,000      46,687
   Silicon Valley Group Inc. (a) ............     1,600      26,900
                                                          ---------
                                                             73,587

TELECOMMUNICATIONS -- 1.01%
   Allen Telecom Inc. (a) ...................     5,500      59,125

TRANSPORTATION - 1.46%
   CNF Transportation Inc. ..................     1,600      61,400
   Pittston BAX Group .......................     2,600      24,700
                                                          ---------
                                                             86,100
                                                          ---------
     Total Common Stocks
       (cost $5,489,256) ....................             5,619,454
                                                          ---------

SHORT TERM INVESTMENTS -- 4.42%

MONEY MARKET FUND - 0.01%
   SSgA Money Market Fund, 4.83% (b) ........       672         672


                                              PRINCIPAL
                                                 AMOUNT
                                                 ------
REPURCHASE AGREEMENT - 4.41%
   Repurchase Agreement with State
   Street Bank 4.74%, (Collateralized
   by $285,000 U.S. Treasury Note,
   4.875%, due 03/31/2001
   market value $264,692),
   acquired on 06/30/1999,
   due 07/01/1999 ........................... $ 259,000     259,000
                                                          ---------

          Total Short Term Investments
              (cost $259,672) ...............               259,672
                                                          ---------

TOTAL INVESTMENTS -- 100%
             (cost $5,748,926) ..............            $5,879,126
                                                         ==========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.

Based on the cost of investments of $5,735,214 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $694,435, the gross unrealized depreciation was $578,514 and the net unrealized appreciation on investments was $115,921.


                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Mid Cap Value Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     5,145,141
                                              ===============

Investments in securities, at value .......   $     5,523,086
Receivables:
   Dividends and interest .................             2,661
   Fund shares sold .......................               483
   Foreign taxes recoverable ..............             1,231
                                              ---------------
TOTAL ASSETS ..............................         5,527,461
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             4,264
   Administrative fees ....................               437
   Fund shares redeemed ...................                44
                                              ---------------
TOTAL LIABILITIES .........................             4,745
                                              ===============
NET ASSETS ................................   $     5,522,716
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,354,022
Undistributed net investment income .......             4,295
Accumulated net realized loss
   on investments .........................          (213,546)
Net unrealized appreciation on investments            377,945
                                              ===============
NET ASSETS ................................   $     5,522,716
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           547,854
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.08
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        27,584
   Interest ...............................             4,411
                                              ---------------
TOTAL INVESTMENT INCOME ...................            31,995
                                              ---------------

EXPENSES
   Investment advisory fees ...............            25,123
   Administrative fees ....................             2,577
                                              ---------------
TOTAL OPERATING EXPENSES ..................            27,700
                                              ---------------
NET INVESTMENT INCOME .....................             4,295
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........            92,467
Net change in unrealized appreciation
   on investments .........................           427,256
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........           519,723
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       524,018
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Mid Cap Value Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------

Operations
Net investment income ..................................................................          $     4,295           $    12,000
Net realized gain (loss) on investments ................................................               92,467              (306,013)
Net change in unrealized appreciation (depreciation) on investments ....................              427,256               (49,311)
                                                                                                  -----------           -----------
Net increase (decrease) in net assets from operations ..................................              524,018              (343,324)
                                                                                                  -----------           -----------

Distributions to shareholders
From net investment income .............................................................                 --                 (13,099)
From net realized gains on investment transactions .....................................                 --                    --
                                                                                                  -----------           -----------
Total distributions to shareholders ....................................................                 --                 (13,099)
                                                                                                  -----------           -----------

Share transactions
Proceeds from the sale of shares .......................................................            1,776,457             5,976,688
Reinvestment of distributions ..........................................................                 --                  13,099
Cost of shares redeemed ................................................................           (1,508,975)             (902,148)
                                                                                                  -----------           -----------
Net increase in net assets from share transactions .....................................              267,482             5,087,639
                                                                                                  -----------           -----------

Net increase in net assets .............................................................              791,500             4,731,216

Net assets beginning of period .........................................................            4,731,216                  --
                                                                                                  -----------           -----------

Net assets end of period ...............................................................          $ 5,522,716           $ 4,731,216
                                                                                                  ===========           ===========

Undistributed net investment income ....................................................          $     4,295           $      --
                                                                                                  ===========           ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
Lazard/JNL Mid Cap Value Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                     JUNE 30,       DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ..................................................           $    9.21         $    10.00
                                                                                                  ---------         ----------
Income (loss) from operations:
Net investment income .................................................................                0.01               0.03
Net realized and unrealized gains (losses) on investments .............................                0.86              (0.79)
                                                                                                  ---------         ----------
Total income (loss) from operations ...................................................                0.87              (0.76)
                                                                                                  ---------         ----------

Less distributions:
From net investment income ............................................................                 --               (0.03)
From net realized gains on investment transactions ....................................                 --                 --
                                                                                                  ---------         ----------
   Total distributions ................................................................                 --               (0.03)
                                                                                                  ---------         ----------
   Net increase (decrease) ............................................................                0.87              (0.79)
                                                                                                  ---------         ----------

Net asset value, end of period ........................................................           $   10.08         $     9.21
                                                                                                  =========         ==========

Total Return (a) ......................................................................                9.45%             (7.64)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............................................           $   5,523         $    4,731
Ratio of net operating expenses to average net assets (b) (c) .........................               1.075%             1.125%
Ratio of net investment income to average net assets (b) (c) ..........................                0.17%              0.34%
Portfolio turnover ....................................................................               62.71%             70.72%


Ratio information assuming no expense
   reimbursement:
Ratio of net operating expenses to average net assets (b) .............................               1.075%             1.85%
Ratio of net investment income (loss) to average net assets (b) .......................                0.17%            (0.38)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS - 94.77%

ADVERTISING - 2.14%
   Young & Rubicam Inc. ............     2,600   $   118,137

AEROSPACE & DEFENSE - 5.17%
   Gulfstream Aerospace Corp. (a) ..     2,000       135,125
   Litton Industries Inc. (a) ......     2,100       150,675
                                                 -------------
                                                     285,800

APPAREL - 2.02%
   Polo Ralph Lauren Corp. (a) .....     2,200        41,800
   Warnaco Group Inc. ..............     2,600        69,550
                                                 -------------
                                                     111,350

AUTO PARTS & EQUIPMENT - 2.75%
   Borg-Warner Automotive Inc. .....     1,700        93,500
   SPX Corp. .......................       700        58,450
                                                 -------------
                                                     151,950

BANKS - 6.69%
   Comerica Inc. ...................     1,300        77,269
   Hibernia Corp. - Class A ........     4,900        76,869
   North Fork Bancorporation .......     5,050       107,628
   Southtrust Corp. ................     2,800       107,450
                                                 -------------
                                                     369,216

BEVERAGES - 1.56%
   Whitman Corp. ...................     4,800        86,400

COMMERCIAL SERVICES - 1.63%
   Gartner Group Inc. - Class A (a)      4,400        90,200

COMPUTERS - 3.62%
   3Com Corp. ......................     2,400        64,050
   NCR Corp. (a) ...................     1,400        68,337
   Quantum Corp. (a) ...............     2,800        67,550
                                                 -------------
                                                     199,937

DIVERSIFIED FINANCIAL SERVICES -
4.46%
   CIT Group Inc. - Class A ........     3,400        98,175
   Franklin Resources Inc. .........     1,800        73,125
   Heller Financial Inc. ...........     2,700        75,094
                                                 -------------
                                                     246,394

ELECTRIC - 8.03%
   Entergy Corp. ...................     2,900        90,625
   Midamerican Energy Holdings Co. .     3,600       124,650
   Niagara Mohawk Holdings Inc. (a)      8,100       130,106
   Nisource Inc. ...................     3,800        98,088
                                                 -------------
                                                     443,469

FOOD - 3.76%
   Hershey Foods Corp. .............     1,700       100,938
   Ralston Purina Group ............     3,500       106,531
                                                 -------------
                                                     207,469

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS (CONTINUED)

ELECTRONICS - 3.10%
   Tektronix Inc. ..................     3,800   $   114,712
   Thomas & Betts Corp. ............     1,200        56,700
                                                 -------------
                                                     171,412

ENVIRONMENTAL CONTROL - 2.55%
   Republic Services Inc. - Class A      5,700       141,075

HOME BUILDERS - 2.00%
   Lennar Corp. ....................     4,600       110,400

HOME FURNISHINGS - 2.31%
   Ethan Allen Interiors Inc. ......     2,400        90,600
   Whirlpool Corp. .................       500        37,000
                                                 -------------
                                                     127,600

HOUSEHOLD PRODUCTS - 0.88%
   Dial Corp. ......................     1,300        48,344

INSURANCE - 9.87%
   Ace Ltd. ........................     3,700       104,525
   AMBAC Financial Group Inc. ......     1,900       108,537
   American Bankers Insurance Group
   Inc. ............................     1,000        54,437
   Everest Reinsurance Holdings
   Inc. ............................     3,400       110,925
   Hartford Life Inc. ..............     2,100       110,513
   Protective Life Corp. ...........     1,700        56,100
                                                 -------------
                                                     545,037

LODGING - 1.44%
   Hilton Hotels Corp. .............     5,600        79,450

MACHINERY - 2.42%
   Black & Decker Corp. ............       200        12,625
   Cooper Cameron Corp. ............     1,700        63,006
   Ingersoll-Rand Co. ..............       900        58,163
                                                 -------------
                                                     133,794

MEDIA - 6.50%
   King World Productions Inc. .....     3,000       104,437
   New York Times Co. - Class A ....     3,600       132,525
   Tribune Co. .....................     1,400       121,975
                                                 -------------
                                                     358,937

OIL & GAS PRODUCERS - 2.98%
   Enron Oil & Gas Co. .............     5,200       105,300
   Noble Affiliates Inc. ...........     2,100        59,194
                                                 -------------
                                                     164,494

PHARMACEUTICALS - 1.27%
   Watson Pharmaceuticals Inc. .....     2,000        70,125

RETAIL - 10.36%
   Borders Group Inc. ..............     3,500        55,343
   Consolidated Stores Corp. (a) ...     2,700        72,900


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
COMMON  STOCKS (CONTINUED)

RETAIL (CONTINUED)
   Saks Inc. (a) ...................     2,800    $    80,850
   Tandy Corp. .....................     1,800         87,975
   TJX Cos. Inc. ...................     2,500         83,281
   Toys `R' Us Inc. ................     2,700         55,856
   Tricon Global Restaurants Inc.
   (a) .............................     1,700         92,013
   Venator Group Inc. ..............     4,200         43,838
                                                 -------------
                                                      572,056

SAVINGS & LOANS - 1.73%
   Sovereign Bancorp Inc. ..........     7,900         95,788

SOFTWARE - 1.44%
   Seagate Technology Inc. .........     3,100         79,438

TELECOMMUNICATIONS - 2.35%
   Cincinnati Bell Inc. ............     5,200        129,675

TRANSPORTATION - 1.74%
   CNF Transportation Inc. .........     2,500         95,937
                                                 -------------


     Total Common Stocks
       (cost $4,855,939) ...........                5,233,884
                                                 -------------

                                                      MARKET
                                        SHARES         VALUE
                                        ------         -----
SHORT TERM INVESTMENTS - 5.23%

MONEY MARKET FUND - 0.00%
    SSgA Money Market Fund, 4.83%
    (b) ............................       202     $     202

                                     PRINCIPAL
                                        AMOUNT
                                        ------

REPURCHASE AGREEMENT - 5.23%
   Repurchase agreement with State
   Street
     Bank, 4.70% (Collateralized by
     $300,000 U.S. Treasury Note,
     4.875%, due 03/31/2001,
     market value $299,652)
     acquired on 06/30/1999,
     due 07/01/1999 ................  $289,000       289,000
                                                 -------------

     Total Short Term Investments
       (cost $289,202) .............                 289,202
                                                 -------------

TOTAL INVESTMENTS - 100%
   (cost $5,145,141) ...............             $ 5,523,086
                                                 =============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is quoted yield as of June 30, 1999.

Based on the cost of investments of $5,145,141 for federal income tax purposes at June 30, 1998, the gross unrealized appreciation was $574,250, the gross unrealized depreciation was $196,305 and the net unrealized appreciation on investments was $377,945.


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Balanced Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   122,140,946
                                              ===============

Investments in securities, at value .......   $   129,377,115
Receivables:
   Dividends and interest .................           893,152
   Fund shares sold .......................           144,681
Collateral for securities loaned ..........        23,154,945
                                              ---------------
TOTAL ASSETS ..............................       153,569,893
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............            74,590
   Administrative fees ....................            10,362
   Fund shares redeemed ...................             9,912
Return of collateral for securities loaned         23,154,945
                                              ---------------
TOTAL LIABILITIES .........................        23,249,809
                                              ===============
NET ASSETS ................................   $   130,320,084
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   118,947,061
Undistributed net investment income .......         1,976,070
Accumulated net realized gain on
investments ...............................         2,160,784
Net unrealized appreciation on investments          7,236,169
                                              ===============
NET ASSETS ................................   $   130,320,084
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............         9,148,197
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         14.25
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       669,149
   Interest ...............................         1,743,920
   Security lending income ................            17,187
                                              ---------------
TOTAL INVESTMENT INCOME ...................         2,430,256
                                              ---------------

EXPENSES
   Investment advisory fees ...............           398,962
   Administrative fees ....................            55,224
                                              ---------------
TOTAL OPERATING EXPENSES ..................           454,186
                                              ---------------
NET INVESTMENT INCOME .....................         1,976,070
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........         1,692,954
Net change in unrealized appreciation
    on investments ........................         2,714,616
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........         4,407,570
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $     6,383,640
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Balanced Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                    SIX MONTHS
                                                                                                      ENDED          YEAR ENDED
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                  ----------------  ----------------

Operations
Net investment income ........................................................             $   1,976,070              $   3,106,485
Net realized gain on investments .............................................                 1,692,954                  3,117,578
Net change in unrealized appreciation on investments .........................                 2,714,616                    916,139
                                                                                           -------------              -------------
Net increase in net assets from operations ...................................                 6,383,640                  7,140,202
                                                                                           -------------              -------------

Distributions to shareholders
From net investment income ...................................................                      --                   (3,117,738)
From net realized gains on investment transactions ...........................                      --                   (2,845,227)
                                                                                           -------------              -------------
Total distributions to shareholders ..........................................                      --                   (5,962,965)
                                                                                           -------------              -------------

Share transactions
Proceeds from the sale of shares .............................................                42,092,548                 41,271,571
Reinvestment of distributions ................................................                      --                    5,962,965
Cost of shares redeemed ......................................................               (14,129,867)               (12,132,501)
                                                                                           -------------              -------------
Net increase in net assets from share transactions ...........................                27,962,681                 35,102,035
                                                                                           -------------              -------------

Net increase in net assets ...................................................                34,346,321                 36,279,272

Net assets beginning of period ...............................................                95,973,763                 59,694,491
                                                                                           -------------              -------------

Net assets end of period .....................................................             $ 130,320,084              $  95,973,763
                                                                                           =============              =============

Undistributed net investment income ..........................................             $   1,976,070              $        --
                                                                                           =============              =============


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Balanced Series

Financial Highlights (Unaudited)

                                                                                                        PERIOD FROM    PERIOD FROM
                                                         SIX MONTHS                                       APRIL 1,       MAY 15,
                                                           ENDED                                          1996 TO        1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,       DECEMBER 31,    MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period .....................   $    13.48   $     13.06    $    11.92    $     11.17    $    10.00
                                                             ----------   -----------    ----------    -----------    ----------
Income from operations:
Net investment income ....................................         0.22          0.47          0.36           0.10          0.25
Net realized and unrealized gains on investments .........         0.55          0.84          1.83           0.98          1.40
                                                             ----------   -----------    ----------    -----------    ----------
   Total income from operations ..........................         0.77          1.31          2.19           1.08          1.65
                                                             ----------   -----------    ----------    -----------    ----------

Less distributions:
From net investment income ...............................          --          (0.47)        (0.36)         (0.15)        (0.19)
From net realized gains on investment transactions .......          --          (0.42)        (0.69)         (0.18)        (0.29)
                                                             ----------   -----------    ----------    -----------    ----------
   Total distributions ...................................          --          (0.89)        (1.05)         (0.33)        (0.48)
                                                             ----------   -----------    ----------    -----------    ----------
   Net increase ..........................................         0.77          0.42          1.14           0.75          1.17
                                                             ----------   -----------    ----------    -----------    ----------

Net asset value, end of period ...........................   $    14.25   $     13.48    $    13.06    $     11.92    $    11.17
                                                             ==========   ===========    ==========    ===========    ==========

Total Return (a) .........................................         5.71%        10.06%        18.43%          9.72%        16.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $  130,320   $    95,974    $   59,694    $    24,419    $    4,761
Ratio of net operating expenses to average net
  assets (b) (c) .........................................         0.82%         0.85%         0.93%          1.04%         1.01%

Ratio of net investment income to average net
  assets (b) (c) .........................................         3.58%         3.87%         3.72%          2.39%         2.99%

Portfolio turnover .......................................        15.65%        33.74%       160.88%        158.15%       115.84%


Ratio information assuming no expense
  reimbursement or fees paid indirectly:
   Ratio of net operating expenses
     to average net assets (b) ...........................         0.82%         0.85%         0.94%          1.22%         3.71%
   Ratio of net investment income
     to average net assets (b) ...........................         3.58%         3.87%         3.71%          2.21%         0.29%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS - 50.11%

AEROSPACE & DEFENSE - 1.88%
   Lockheed Martin Corp. ...........    38,500   $1,434,125
   United Technologies Corp. .......    14,000    1,003,625
                                                 ------------
                                                  2,437,750

APPAREL - 1.78%
   Liz Claiborne Inc. ..............    25,600      934,400
   VF Corp. ........................    31,900    1,363,725
                                                 ------------
                                                  2,298,125

AUTO MANUFACTURERS - 1.86%
   Ford Motor Co. ..................    19,200    1,083,600
   General Motors Corp. ............    20,100    1,326,600
                                                 ------------
                                                  2,410,200

AUTO PARTS & EQUIPMENT - 1.04%
   TRW Inc. ........................    24,600    1,349,925

BANKS - 3.94%
   Bank of America Corp. ...........    19,900    1,458,919
   Chase Manhattan Corp. ...........    16,200    1,403,325
   KeyCorp .........................    39,300    1,262,513
   Union Planters Corp. ............    21,900      978,656
                                                 ------------
                                                  5,103,413

CHEMICALS - 1.84%
   Dow Chemical Co. ................     8,500    1,078,438
   Rohm & Haas Co. .................    30,400    1,303,400
                                                 ------------
                                                  2,381,838

COMPUTERS - 2.87%
   Adaptec Inc. (a) ................    28,600    1,009,938
   Computer Associates
   International Inc. ..............    29,900    1,644,499
   International Business Machines
   Corp. ...........................     8,200    1,059,850
                                                 ------------
                                                  3,714,287

ELECTRIC - 1.93%
   FirstEnergy Corp. ...............    40,300    1,249,300
   GPU Inc. ........................    29,600    1,248,750
                                                 ------------
                                                  2,498,050

ELECTRONICS - 0.97%
   Parker-Hannifin Corp. ...........    27,400    1,253,550

FOREST PRODUCTS & PAPER - 2.00%
   Fort James Corp. ................    33,300    1,261,238
   Mead Corp. ......................    31,700    1,323,475
                                                 ------------
                                                  2,584,713

HEALTHCARE - 0.97%
   Columbia/HCA Healthcare Corp. ...    54,900    1,252,406

INSURANCE - 3.61%
   Aetna Inc. ......................    11,500    1,028,531
   American Financial Group Inc. ...    16,700      568,844
   American General Corp. ..........     8,700      655,763
   CIGNA Corp. .....................    13,600    1,210,400
   Hartford Financial Services
   Group Inc. ......................    20,800    1,212,900
                                                 ------------
                                                  4,676,438

                                                     MARKET
                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS (CONTINUED)

IRON & STEEL - 1.01%
   Nucor Corp. .....................    27,400   $1,299,788

LEISURE TIME - 0.72%
   Brunswick Corp. .................    33,200      925,450

MANUFACTURING - 3.31%
   Cooper Industries Inc. ..........    18,300      951,600
   ITT Industries Inc. .............    23,300      888,312
   PPG Industries Inc. .............    20,700    1,222,594
   Tenneco Inc. ....................    51,100    1,220,013
                                                 ------------
                                                  4,282,519

METALS & MINING - 1.00%
   Phelps Dodge Corp. ..............    20,900    1,294,494

OFFICE & BUSINESS EQUIPMENT - 0.79%
   Harris Corp. ....................    25,900    1,014,956

OIL & GAS PRODUCERS - 3.35%
   Ashland Inc. ....................    26,300    1,055,287
   Chevron Corp. ...................     9,400      894,763
   Occidental Petroleum Corp. ......    59,000    1,246,375
   Phillips Petroleum Co. ..........    22,500    1,132,031
                                                 ------------
                                                  4,328,456

RETAIL - 3.17%
   Federated Department Stores Inc.
   (a) .............................    27,500    1,455,781
   Kmart Corp. (a) .................    92,600    1,522,113
   Sears, Roebuck & Co. ............    25,300    1,127,431
                                                 ------------
                                                  4,105,325

SAVINGS & LOANS - 2.68%
   Charter One Financial Inc. ......    46,000    1,279,375
   Sovereign Bancorp Inc. ..........    63,200      766,300
   Washington Mutual Inc. ..........    40,100    1,418,538
                                                 ------------
                                                  3,464,213

TELECOMMUNICATIONS - 5.81%
   AT&T Corp. ......................    11,700      653,006
   Bell Atlantic Corp. .............    21,300    1,392,488
   GTE Corp. .......................    19,100    1,446,825
   SBC Communications Inc. .........    26,000    1,508,000
   Sprint Corp. (FON Group) ........    18,600      982,312
   US West Inc. ....................    26,000    1,527,499
                                                 ------------
                                                  7,510,130

TOBACCO - 1.66%
   Philip Morris Cos. Inc. .........    28,400    1,141,325
   RJR Nabisco Holdings Corp. (a) ..    32,100    1,011,150
                                                 ------------
                                                  2,152,475

TRANSPORTATION - 1.92%
   Burlington Northern Santa Fe
   Corp. ...........................    36,100    1,119,100
   CSX Corp. .......................    30,200    1,368,438
                                                 ------------
                                                  2,487,538
                                                 ------------

     Total Common Stocks
       (cost $56,393,721) ..........             64,826,039
                                                 ------------


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
CORPORATE BONDS - 11.66%

AEROSPACE & DEFENSE - 0.23%
   K & F Industries Inc., 9.25%,
      10/15/2007 ................... $ 300,000   $  295,500

AIRLINES - 0.76%
   Atlas Air Inc., 8.77%,            1,000,000      978,310
   01/02/2011 ......................

COMMERCIAL SERVICES - 0.97%
   Aramark Services Inc., 7.00%,
      07/15/2006 ................... 1,000,000      960,330
   Rental Service Corp., 9.00%,
      05/15/2008 ...................   300,000      298,125
                                                 ------------
                                                  1,258,455

COMPUTERS - 0.14%
   Seagate Technology Inc., 7.37%,
      03/01/2007 ...................   200,000      184,330

DISTRIBUTION & WHOLESALE - 0.22%
   United Stationers Supply Inc.,
   8.375%, 04/15/2008 ..............   300,000      288,000

DIVERSIFIED FINANCIAL SERVICES -
1.49%
   ERAC USA Finance Co.,
   6.75%, 05/15/2009 ............... 1,000,000      954,130
   Newcourt Credit Group Inc.,
   6.875%, 02/16/2005 .............. 1,000,000      978,610
                                                 ------------
                                                  1,932,740

ELECTRONICS - 0.23%
   Hadco Corp., 9.50%, 06/15/2008 ..   300,000      291,750

ENERGY - ALTERNATE SOURCES - 0.78%
   Midamerican Energy Holdings,
   7.52%, 09/15/2008 ............... 1,000,000    1,004,749

ENTERTAINMENT - 0.96%
   Harrahs Operating Co. Inc.,
    7.50%, 01/15/2009 .............. 1,000,000      969,140
   MGM Grand Inc., 6.875%,
   02/06/2008.......................   300,000      272,283
                                                 ------------
                                                  1,241,423

FOOD - 0.36%
   Universal Foods Corp., 6.50%,
      04/01/2009 ...................   500,000      465,820

FOREST PRODUCTS & PAPER - 0.01%
   Buckeye Cellulose Corp., 9.25%,
      09/15/2008 ...................    15,000       15,300

HOME FURNISHINGS - 0.22%
   Windmere-Durable Holdings,
   10.00%,  07/31/2008 .............   300,000      288,000

LEISURE TIME - 0.38%
   Royal Caribbean Cruises Ltd.,
   7.50%,  10/15/2027 ..............   525,000      492,329

MANUFACTURING - 0.22%
   U.S. Industries Inc, 7.125%,
   10/15/2003.......................   300,000      282,825

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
CORPORATE BONDS (CONTINUED)

MEDIA - 0.86%
   Capstar Broadcasting Corp.,
    (Step-Up Bond), 12.75%,
    02/01/09 (c) ................... $ 500,000   $  422,500
   Century Communications Corp.,
      9.50%, 08/15/2000 ............   250,000      255,000
   Frontier Vision Holdings LP,
      (Step-Up Bond), 11.75% ,
      09/15/2007 (c) ...............   500,000      432,500
                                                 ------------
                                                  1,110,000

METALS & MINING - 0.46%
   Commercial Metals Co., 6.75%,
      02/15/2009 ...................   300,000      275,324
   Wyman-Gordon Co., 8.00%,
   12/15/2007 ......................   300,000      321,750
                                                 ------------
                                                    597,074

PACKAGING & CONTAINERS - 0.48%
   Stone Container Corp., 12.25%,
      04/01/2002 ...................   300,000      300,750
   U.S. Can Corp., 10.125%,
   10/15/2006 ......................   300,000      315,750
                                                 ------------
                                                    616,500

RETAIL - 0.16%
   Specialty Retailers Inc.,
   (Step-Up Bond),
      8.50%, 07/15/2005 (c) ........   300,000      210,000

TELECOMMUNICATIONS - 1.23%
   Metronet Communications Corp.,
      12.00%, 08/15/2007 ...........   300,000      342,000
   Rogers Cantel Mobile Inc.,
   9.375%,
      06/01/2020....................   300,000      310,500
   Sprint Capital Corp., 6.375%,
   05/01/2009 ...................... 1,000,000      938,930
                                                 ------------
                                                  1,591,430

TOBACCO - 1.50%
   Imperial Tobacco Finance Plc,
   7.125%,
      04/01/2009 ................... 1,000,000      953,990
   Nabisco Holdings Corp., 7.05%,
      07/15/2007 ................... 1,000,000      980,360
                                                 ------------
                                                  1,934,350
                                                 ------------

         Total Corporate Bonds
       (cost $15,591,472) ..........             15,078,885
                                                 ------------

U.S. GOVERNMENT SECURITIES - 37.65%

U.S. GOVERNMENT AGENCIES - 16.23%
   Federal Home Loan Mortgage Corp.
    6.50%, 05/01/2001 ..............   334,989      335,183
    6.00%, 07/01/2001 ..............   302,761      299,948
    7.50%, 11/01/2011 ..............   573,931      584,153
    6.50%, 04/01/2012 ..............   573,184      565,303
    7.00%, 01/01/2013 ..............   748,271      751,848
    8.00%, 10/01/2024 ..............   419,931      432,004
    7.50%, 11/01/2024 ..............   489,737      495,399
    6.50%, 02/01/2027 ..............   358,713      346,380
    7.50%, 03/01/2027 ..............   419,004      423,772
    6.50%, 12/01/2027 ..............   428,513      413,798
    7.00%, 09/01/2028 ..............   572,618      566,531
    7.00%, 11/01/2028 ..............   532,473      526,813
    7.50%, 02/01/2029 ..............   781,874      790,420
    6.50%, 05/01/2029 ..............   524,565      506,368


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
U.S. GOVERNMENT SECURITIES
(CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
   Federal National Mortgage
   Association
      7.50%, 04/01/2012 ............ $ 511,183   $  520,732
      5.50%, 01/01/2014 ............   782,874      740,794
      6.50%, 05/01/2014 ............ 1,021,615    1,006,608
      7.50%, 10/01/2025 ............ 1,375,045    1,388,795
      7.00%, 09/01/2027 ............   661,758      654,102
      6.50%, 08/01/2028 ............   711,191      686,072
      7.00%, 08/01/2028 ............   416,404      411,586
      7.00%, 08/01/2028 ............   662,860      655,190
      7.00%, 09/01/2028 ............   718,379      710,068
      6.50%, 10/01/2028 ............   496,353      478,821
      6.50%, 11/01/2028 ............   945,353      911,963
      6.50%, 12/01/2028 ............   596,677      575,602
      6.00%, 03/01/2029 ............ 1,040,982      977,867
      7.50%, 05/01/2029 ............   867,122      875,794
   Government National Mortgage
       Association
    7.00%, 09/15/2013 ..............   452,363      456,036
    6.50%, 04/15/2026 ..............   909,017      876,347
    7.50%, 07/15/2027 ..............   416,194      420,598
    8.00%, 02/15/2028 ..............   519,782      534,560
    7.00%, 05/15/2028 ..............   382,862      377,715
    7.00%, 06/15/2028 ..............   715,194      705,581
                                                 ------------
                                                 21,002,751

U.S. TREASURY BONDS - 5.77%
   U.S. Treasury Bonds
    6.25%, 08/15/2023 (d) .......... 3,000,000    3,014,070
    6.625%, 02/15/2027 .............   200,000      211,218
   U.S. Treasury Strip - Interest
   only
      5.95%, 08/15/2003 ............ 1,530,000    1,210,536
      5.83%, 05/15/2007 ............ 1,745,000    1,089,822
      5.93%, 02/15/2008 ............   920,000      548,394
      5.785%, 11/15/2017 (d) .......   800,000      250,768
   U.S. Treasury Strip - Principal
   only
       5.735%, 05/15/2016 ..........   600,000      208,290
       5.77%, 11/15/2016 (d) ....... 1,950,000      655,493
       5.72%, 11/15/2024 ........... 1,300,000      276,483
                                                 ------------
                                                  7,465,074

U.S. TREASURY NOTES - 15.65%
    6.875%, 07/31/1999 (d) .........   850,000      851,326
    6.125%, 07/31/2000 (d) ......... 1,000,000    1,007,500
    6.25%, 08/31/2000 (d) .......... 2,200,000    2,221,648

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
U.S. GOVERNMENT SECURITIES
(CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
    6.125%, 09/30/2000 (d) .........$1,565,000   $1,578,443
    6.25%,  10/31/2001 (d) ......... 5,100,000    5,172,521
    6.25%,   02/15/2003 ............ 1,300,000    1,323,361
    5.50%,   02/28/2003 (d) ........ 2,100,000    2,086,539
    5.875%, 11/15/2005 (d) ......... 3,145,000    3,145,000
    5.625%, 05/15/2008 (d) ......... 2,925,000    2,865,128
                                                 ------------
                                                 20,251,466
                                                 ------------

     Total U.S. Government
     Securities
       (cost $49,406,404) ..........             48,719,291
                                                 ------------

WARRANTS - 0.00%

UNITED STATES - 0.00%

METALS AND MINING - 0.00%
   Knology Holdings Inc. ...........       600        1,205

TELECOMMUNICATIONS - 0.00%
   Metronet Communications Corp. ...       300        2,490
                                                 ------------

     Total Warrants
       (cost $144) .................                  3,695
                                                 ------------

SHORT TERM INVESTMENTS - 0.58%

DIVERSIFIED FINANCIAL SERVICES -
0.56%
   Household Finance Corp., 5.45%,
      07/01/1999 ...................   730,000      730,000

MONEY MARKET FUNDS - 0.02%
   SSgA Money Market Fund, 4.83%,       19,205       19,205
   (b) .............................
                                                 ------------

        Total Short Term Investments
            (cost $749,205) ........                749,205
                                                 ------------


TOTAL INVESTMENTS - 100%
      (cost $122,140,946) ..........           $129,377,115
                                               ==============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1999.
(c) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d)  All or a portion of this security has been loaned.

Based on the cost of investments of $122,208,303 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $9,878,566, the gross unrealized depreciation was $2,709,754 and the net unrealized appreciation on investments was $7,168,812.


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL High Yield Bond Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $   132,176,783
                                              ===============

Investments in securities, at value .......   $   127,512,772
Receivables:
   Interest ...............................         2,899,905
   Fund shares sold .......................            83,185
   Investment securities sold .............           404,000
Collateral for securities loaned ..........         3,653,882
                                              ---------------
TOTAL ASSETS ..............................       134,553,744
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............            74,733
   Administrative fees ....................            10,383
   Fund shares redeemed ...................             8,290
   Investment securities purchased ........         1,400,000
Return of collateral for securities loaned          3,653,882
                                              ---------------
TOTAL LIABILITIES .........................         5,147,288
                                              ===============
NET ASSETS ................................   $   129,406,456
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   132,584,315
Undistributed net investment income .......         5,069,859
Accumulated net realized loss on
investments ...............................        (3,583,707)
Net unrealized depreciation on investments         (4,664,011)
                                              ===============
NET ASSETS ................................   $   129,406,456
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        11,768,323
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         11.00
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest ...............................   $     5,524,791
   Security lending income ................            12,083
                                              ---------------
TOTAL INVESTMENT INCOME ...................         5,536,874
                                              ---------------

EXPENSES
   Investment advisory fees ...............           410,188
   Administrative fees ....................            56,827
                                              ---------------
TOTAL OPERATING EXPENSES ..................           467,015
                                              ---------------
NET INVESTMENT INCOME .....................         5,069,859
                                              ---------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on investments ..........        (3,282,244)
Net change in unrealized depreciation
   on investments .........................          (813,707)
                                              ---------------
NET REALIZED AND UNREALIZED LOSSES ........        (4,095,951)
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       973,908
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL High Yield Bond Series

Statements of Changes in Net Assets (Unaudited)

                                                                                             SIX MONTHS
                                                                                               ENDED                 YEAR ENDED
                                                                                             JUNE 30,               DECEMBER 31,
                                                                                                1999                     1998
                                                                                           ----------------         ----------------

Operations
Net investment income ........................................................             $   5,069,859              $   7,706,565
Net realized gain (loss) on investments ......................................                (3,282,244)                   538,153
Net change in unrealized depreciation on investments .........................                  (813,707)                (5,619,538)
                                                                                           -------------              -------------
Net increase in net assets from operations ...................................                   973,908                  2,625,180
                                                                                           -------------              -------------

Distributions to shareholders
From net investment income ...................................................                      --                   (7,729,402)
From net realized gains on investment transactions ...........................                      --                   (1,038,904)
                                                                                           -------------              -------------
Total distributions to shareholders ..........................................                      --                   (8,768,306)
                                                                                           -------------              -------------

Share transactions
Proceeds from the sale of shares .............................................                42,908,683                 63,833,968
Reinvestment of distributions ................................................                      --                    8,768,306
Cost of shares redeemed ......................................................               (15,961,390)               (27,685,557)
                                                                                           -------------              -------------
Net increase in net assets from share transactions ...........................                26,947,293                 44,916,717
                                                                                           -------------              -------------

Net increase in net assets ...................................................                27,921,201                 38,773,591

Net assets beginning of period ...............................................               101,485,255                 62,711,664
                                                                                           -------------              -------------

Net assets end of period .....................................................             $ 129,406,456              $ 101,485,255
                                                                                           =============              =============

Undistributed net investment income ..........................................             $   5,069,859              $        --
                                                                                           =============              =============


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL High Yield Bond Series

Financial Highlights (Unaudited)

                                                                                                        PERIOD FROM    PERIOD FROM
                                                         SIX MONTHS                                       APRIL 1,       MAY 15,
                                                           ENDED                                          1996 TO        1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,       DECEMBER 31,    MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period ...................   $   10.89     $     11.48     $    10.67     $    10.23     $    10.00
                                                           ---------     -----------     ----------     ----------     ----------
Income from investment operations:
Net investment income ..................................        0.43            0.91           0.59           0.51           0.73
Net realized and unrealized gains (losses) on
  investments ..........................................       (0.32)          (0.47)          1.02           0.64           0.04
                                                           ---------     -----------     ----------     ----------     ----------
   Total income from investment operations .............        0.11            0.44           1.61           1.15           0.77
                                                           ---------     -----------     ----------     ----------     ----------

Less distributions:
From net investment income .............................         --            (0.91)         (0.59)         (0.69)         (0.54)
From net realized gains on investment transactions .....         --            (0.12)         (0.21)         (0.02)           --
                                                           ---------     -----------     ----------     ----------     ----------
   Total distributions .................................         --            (1.03)         (0.80)         (0.71)         (0.54)
                                                           ---------     -----------     ----------     ----------     ----------
   Net increase (decrease) .............................        0.11           (0.59)          0.81           0.44           0.23
                                                           ---------     -----------     ----------     ----------     ----------

Net asset value, end of period .........................   $   11.00     $     10.89     $    11.48     $    10.67     $    10.23
                                                           =========     ===========     ==========     ==========     ==========

Total Return (a) .......................................        1.01%           3.84%         15.05%         11.24%          7.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $ 129,406     $   101,485     $   62,712     $   13,396     $    6,156
Ratio of net operating expenses to average net
  assets (b) (c) .......................................        0.82%           0.83%          0.90%          0.88%          0.88%

Ratio of net investment income to average net
  assets (b) (c) .......................................        8.92%           8.62%          8.15%          8.64%          8.34%

Portfolio turnover .....................................       35.04%         129.85%        189.25%        113.08%        186.21%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
Ratio of net operating expenses
   to average net assets (b) ...........................        0.82%           0.83%          0.90%          1.21%          1.50%
Ratio of net investment income
   to average net assets (b) ...........................        8.92%           8.62%          8.15%          8.31%          7.72%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS - 97.43%

AEROSPACE & DEFENSE - 2.39%
   Fairchild Corp., 10.75%,
   04/15/2009.......................$2,000,000  $1,965,000
   K&F Industries Inc., 9.25%,
      10/15/2007 ................... 1,100,000   1,083,500
                                                ------------
                                                 3,048,500

APPAREL - 1.04%
   Pillowtex Corp., 10.00%,
   11/15/2006....................... 1,330,000   1,323,350

AUTO PARTS & EQUIPMENT - 0.82%
   Aftermarket Technology Corp.,
   12.00%,
      08/01/2004.................... 1,000,000   1,050,000

BEVERAGES - 0.81%
   National Wine & Spirits, 10.125%,
      01/15/2009.................... 1,000,000   1,027,500

BIOTECHNOLOGY - 0.79%
   Quest Diagnostic Inc., 9.875%,
      07/01/2009.................... 1,000,000   1,005,000

BUILDING MATERIALS - 6.30%
   Brand Scaffold Services Inc.,
   10.25%,
        02/15/2008.................. 2,000,000   1,957,500
   Juno Lighting Inc., 11.875%,
   07/01/2009....................... 2,100,000   2,150,310
   NCI Building Systems Inc., 9.25%,
        05/01/2009.................. 2,000,000   1,925,000
   Nortek Inc., 9.25%, 03/15/2007... 2,000,000   2,005,000
                                                ------------
                                                 8,037,810

CHEMICALS - 1.31%
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007.................... 1,965,000   1,670,250

COMMERCIAL SERVICES - 2.28%
   Flag Ltd., 8.25%, 01/30/2008.....2,000,000    1,865,000
   Universal Compression Holdings
   Inc.,
      (Step-Up Bond), 11.375%,
      02/15/2009 (a)................ 1,750,000   1,050,000


DIVERSIFIED FINANCIAL SERVICES -
3.38%
   DVI Inc., 9.875%, 02/01/2004 (d). 2,000,000   1,945,000
   PX Escrow Corp., (Step-Up Bond),
      9.625%, 02/01/2006 (a)........   750,000     468,750
   United Industries Corp., 9.875%,
      04/01/2009.................... 2,000,000   1,895,000
                                                ------------
                                                 4,308,750

ELECTRICAL COMPONENTS & EQUIP. -
2.12%
   Communications Instruments Inc.,
      10.00%, 09/15/2004............ 3,000,000   2,700,000

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

ELECTRONICS - 4.59%
   Hadco Corp., 9.50%, 06/15/2008...$2,000,000  $ 1,945,000
   Imax Corp., 7.875%, 12/01/2005
   CAD.............................. 2,000,000   1,910,000
   Integrated Circuit Systems Inc.,
   11.50%,
      05/15/2009.................... 2,000,000   1,995,000
                                                ------------
                                                 5,850,000

ENGINEERING & CONSTRUCTION - 1.40%
   Schuff Steel Co., 10.50%,
   06/01/2008....................... 2,000,000   1,780,000

ENTERTAINMENT - 6.81%
   Horseshoe Gaming LCC, 8.625%,
      05/15/2009.................... 1,000,000     971,250
   Jupiters Ltd., 8.50%, 03/01/2006. 2,000,000   1,915,000
   Lady Luck Gaming Finance Corp.,
      11.875%, 03/01/2001........... 2,000,000   2,030,000
   Sun International Hotels Ltd.
      8.625%, 12/15/2007............ 1,300,000   1,274,000
      9.00%, 03/15/2007.............   500,000     500,000
   Waterford Gaming LCC, 9.50%,
      03/15/2010.................... 2,000,000   2,000,000
                                                ------------
                                                 8,690,250

ENVIRONMENTAL CONTROL - 1.61%
   Marsulex Inc., 9.625%,
   07/01/2008 CAD................... 2,000,000   2,052,500

FOOD - 1.62%
   Agrilink Foods Inc., (144a),
   11.875%,
      11/01/2008.................... 2,000,000   2,065,000

HEALTHCARE - 2.33%
   LifePoint Hospitals Inc., 10.75%,
      05/15/2009.................... 1,000,000   1,017,500
   Tenet Healthcare Corp., 8.625%,
      01/15/2007.................... 2,000,000   1,950,000
                                                ------------
                                                 2,967,500

HOLDING COMPANIES - DIVERSIFIED -
4.58%
   Crown Castle International
   Corp., (Step-
      Up Bond), 10.375%, 05/12/2001
   (a) ............................. 3,500,000   1,938,299
   Elgar Holdings Inc., 9.875%,
   02/01/2008....................... 2,400,000   1,914,000
   KMC Telecom Holdings Inc.,
   13.50%,
      05/15/2009.................... 1,000,000   1,001,250
   Knology Holdings Inc., (Step-Up
   Bond),
      8.875%, 10/15/2007 (a)........ 1,700,000     986,000
                                                ------------
                                                 5,839,549

HOME FURNISHINGS - 1.81%
   Windmere-Durable Holdings Inc.,
      10.00%, 07/31/2008............ 2,400,000   2,304,000

LODGING - 1.44%,
   HMH Properties Inc., 7.875%,
   8/1/2008 ........................ 2,000,000   1,835,000


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

MACHINERY - 3.09%
   National Equipment Services
   Inc.,
      (144a), 10.00%, 11/30/2004....$2,000,000  $2,035,000
   W.R. Carpenter North America
   Inc.,
      10.625%, 06/15/2007........... 2,000,000   1,900,000
                                                ------------
                                                 3,935,000

MANUFACTURING - 4.40%
   Burke Industries Inc.
      9.034%, 08/15/2007 (c) .......   700,000     525,875
      10.00%, 08/15/2007 ........... 1,450,000   1,109,250
   Jackson Products Inc., 9.50%,
      04/15/2005.................... 2,000,000   1,972,500
   Prestolite Electric Inc.,
   9.625%,
      02/01/2008.................... 2,060,000   1,998,200
                                                ------------
                                                 5,605,825

MEDIA - 8.38%
   Advanstar Communications Inc.,
   9.25%,
   05/01/2008....................    1,000,000     997,500
   Capstar Broadcasting Corp.,
   (Step-Up
      Bond), 12.75%, 02/01/2009 (a). 2,850,000   2,408,250
   CBS Radio Inc., 11.375%,
   01/15/2009.......................   568,900     662,769
   Echostar Communications Corp.,
      9.375%,
   02/01/2009 ...................... 2,000,000   2,040,000
   Frontiervision Holdings L.P.
      11.875%, 09/15/2007 .......... 1,300,000   1,124,500
      11.00%, 10/15/2006 ...........   400,000     436,000
   Gray Communications System Inc.,
      10.625%, 10/01/2006........... 1,100,000   1,149,500
   Rogers Cablesystems Ltd.
      9.625%, 08/01/2002 CAD........   650,000     680,875
      10.00%, 03/15/2005 CAD........ 1,100,000   1,177,000
                                                ------------
                                                10,676,394

OFFICE & BUSINESS EQUIPMENT - 1.48%
   General Binding Corp., 9.375%,
      06/01/2008.................... 2,000,000   1,892,500

PACKAGING & CONTAINERS - 5.05%
   Huntsman Packaging Corp., 9.125%,
      10/01/2007.................... 1,000,000     987,500
   Packaging Corp. of America,
   9.625%,
      04/01/2009.................... 1,000,000   1,007,500
   Riverwood International Corp.,
   10.625%,
      08/01/2007 ................... 2,000,000   2,045,000
   Stone Container Corp., 12.25%,
      04/01/2002.................... 2,400,000   2,406,000
                                                ------------
                                                 6,446,000

RETAIL - 5.48%
   APCOA Inc., 9.25%, 03/15/2008 ... 1,500,000   1,396,875
   Eye Care Centers of America Inc.,
      (144a), 9.125%, 05/01/2008 ... 2,000,000   1,720,000
   Finlay Enterprises Inc., 9.00%,
      05/01/2008 (d) ............... 2,000,000   1,910,000
   Jo-Ann Stores Inc., 10.375%,
   05/01/2007....................... 2,000,000   1,960,000
                                                ------------
                                                 6,986,875

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

SOFTWARE - 1.73%
   PSINet Inc., 10.00%, 02/15/2005 .$2,220,000  $2,208,900

SOVEREIGN - 1.45%
   Republic of Argentina, 11.00%,
      10/09/2006 (d) ARS ........... 2,000,000   1,849,000

TELECOMMUNICATIONS - 16.68%
   Hyperion Telecommunications,
   12.00%,
      11/01/2007.................... 2,000,000   2,020,000
   Intermedia Communication Inc.,
   (Step- Up Bond), 12.25%,
   03/01/2009 (a) .................. 4,250,000   2,358,750
   Level 3 Communications Inc,
   9.125%,
      05/01/2008 ................... 2,000,000   1,967,500
   Metrocall Inc., (Step-Up Bond),
   (144a),
      11.00%, 09/15/2008 (a) ....... 2,000,000   1,540,000
   Metronet Communications Corp.
      12.00%, 08/15/2007 CAD........ 1,800,000   2,052,000
      9.95%, 06/15/2008 CAD......... 1,000,000     740,000
   Nextel Communications Inc.,
   (Step-Up
      Bond), 9.95%, 02/15/2008 (a) . 3,300,000   2,277,000
   Nextlink Communications, 10.75%,
      06/01/2009.................... 1,000,000   1,025,000
   Northeast Optic Network, 12.75%,
      08/15/2008.................... 2,000,000   2,070,000
   Pac-West Telecomm Inc., 13.50%,
      02/01/2009.................... 1,000,000     990,000
   Primus Telecommunications Group,
      11.25%, 01/15/2009............ 2,000,000   2,010,000
   Rogers Cantel Mobile Inc.,
   9.375%,
      06/01/2006 CAD................   200,000     222,000
      06/01/2008 CAD................ 1,000,000   1,035,000
   RSL Communications Plc, 9.875%,
      11/15/2009.................... 1,000,000     963,750
                                                ------------
                                                21,271,000

TRANSPORTATION - 2.26%
   Gulfmark Offshore Inc., 8.75%,
        06/01/2008.................. 1,000,000     947,500
   Ultrapetrol Ltd., (Step-Up
   Bond),
      10.50%, 04/01/2008 (a) ....... 2,400,000   1,938,000
                                                ------------
                                                 2,885,500
                                                ------------

        Total Corporate Bonds
           (cost $128,912,428)......            124,226,953
                                                ------------


                                        SHARES
                                        ------
RIGHTS - 0.01%

MACHINERY - 0.01%
   Terex Corp. (cost $831)..........       400       9,613
                                                ------------


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                    MARKET
                                        SHARES       VALUE
                                        ------       -----
WARRANTS - 0.01%

MACHINERY - 0.00%
   Highwaymaster Communications Inc.     1,500  $    3,000

METALS & MINING - 0.00%
   Knology Holdings Inc.............     2,200       4,417

TELECOMMUNICATIONS - 0.01%
   Metronet Communications Corp.....     1,300      10,790
                                                ------------

     Total Warrants
        (cost $5,525)...............                18,207
                                                ------------

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
SHORT TERM INVESTMENTS - 2.55%

DIVERSIFIED FINANCIAL SERVICES -
2.54%
   Ford Credit Co., 5.75%,
   07/01/1999 ......................$3,240,000  $3,240,000

MONEY MARKET FUND - 0.01%
   SSgA Money Market Fund, 4.83%
   (b) .............................    17,999      17,999
                                                ------------

        Total Short Term Investments
           (cost $3,257,999)........             3,257,999
                                                ------------

TOTAL INVESTMENTS -- 100%
   (cost $132,176,783)..............          $127,512,772
                                              ==============
--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c) Coupon is indexed to 6 month Libor. Rate stated is in effect as of June 30, 1999.
(d)  All or a portion of this security has been loaned.

Based on the cost of investments of $132,176,783 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $1,040,607, the gross unrealized depreciation was $5,704,618 and the net unrealized depreciation on investments was $4,664,011.


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Money Market Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $    98,084,907
                                              ===============

Investments in securities, at amortized
cost ......................................   $    98,084,907
Receivables:
   Interest ...............................                10
   Fund shares sold .......................           477,509
                                              ---------------
TOTAL ASSETS ..............................        98,562,426
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............            49,202
   Administrative fees ....................             8,201
   Fund shares redeemed ...................         3,037,625
                                              ---------------
TOTAL LIABILITIES .........................         3,095,028
                                              ===============
NET ASSETS ................................   $    95,467,398
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $    95,467,398
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED  ...........        95,467,398
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $          1.00
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest ...............................   $     1,907,310
                                              ---------------

EXPENSES
   Investment advisory fees ...............           227,735
   Administrative fees ....................            37,956
                                              ---------------
TOTAL OPERATING EXPENSES ..................           265,691
                                              ---------------
NET INVESTMENT INCOME .....................         1,641,619
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $     1,641,619
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Money Market Series

Statements of Changes in Net Assets (Unaudited)

                                                                                            SIX MONTHS
                                                                                              ENDED                   YEAR ENDED
                                                                                             JUNE 30,                DECEMBER 31,
                                                                                               1999                      1998
                                                                                          ----------------          ----------------

Operations:
Net investment income ........................................................             $   1,641,619              $   2,626,262
                                                                                           -------------              -------------

Distributions to shareholders:
From net investment income ...................................................                (1,641,619)                (2,626,262)
                                                                                           -------------              -------------

Share transactions:
Proceeds from the sale of shares .............................................               110,902,293                129,092,539
Reinvestment of distributions ................................................                 1,641,619                  2,626,262
Cost of shares redeemed ......................................................               (73,425,495)              (117,177,667)
                                                                                           -------------              -------------
Net increase in net assets from share transactions ...........................                39,118,417                 14,541,134
                                                                                           -------------              -------------

Net increase in net assets ...................................................                39,118,417                 14,541,134

Net assets beginning of period ...............................................                56,348,981                 41,807,847
                                                                                           -------------              -------------

Net assets end of period .....................................................             $  95,467,398              $  56,348,981
                                                                                           =============              =============


                     See notes to the financial statements.

JNL SERIES TRUST
PPM America/JNL Money Market Series

Financial Highlights (Unaudited)

                                                                                                        PERIOD FROM    PERIOD FROM
                                                         SIX MONTHS                                       APRIL 1,       MAY 15,
                                                           ENDED                                          1996 TO        1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,       DECEMBER 31,    MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period .....................   $   1.00     $     1.00     $    1.00     $    1.00        $    1.00
                                                             --------     ----------     ---------     ---------        ---------
Income from operations:
Net investment income ....................................       0.02           0.05          0.05          0.04             0.04
                                                             --------     ----------     ---------     ---------        ---------

Less distributions:
From net investment income ...............................      (0.02)         (0.05)        (0.05)        (0.04)           (0.04)
                                                             --------     ----------     ---------     ---------        ---------
   Net increase ..........................................        --             --            --            --               --
                                                             --------     ----------     ---------     ---------        ---------

Net asset value, end of period ...........................   $   1.00     $     1.00     $    1.00     $    1.00        $    1.00
                                                             ========     ==========     =========     =========        =========

Total Return (a) .........................................       2.16%          4.99%         5.01%         3.61%            4.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $ 95,467     $   56,349     $  41,808     $  23,752        $   6,816
Ratio of net operating expenses to average net
  assets (b) (c) .........................................       0.70%          0.74%         0.75%         0.75%            0.75%


Ratio of net investment income to average net
  assets (b) (c) .........................................       4.33%          4.87%         4.92%         4.75%            5.06%

Ratio information assuming no expense reimbursement
   or fees paid indirectly:
   Ratio of net operating expenses
     to average net assets (b) ...........................       0.70%          0.75%         0.76%         0.85%            1.30%
   Ratio of net investment income
     to average net assets (b) ...........................       4.33%          4.86%         4.91%         4.65%            4.51%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                        PRINCIPAL        AMORTIZED
                                           AMOUNT             COST
                                           ------             ----
COMMERCIAL PAPER -- 100%

AEROSPACE & DEFENSE - 0.97%
   Raytheon Co., 5.00%, 07/02/1999......     $ 950,000   $ 949,868

AUTO MANUFACTURERS - 2.56%
   Daimler Benz North America, 4.81%,
    08/06/1999..........................       355,000     353,292
   DaimlerChrysler North America Holding
   Corp.
    4.84%, 09/09/1999 ..................       935,000     926,201
    4.85%, 10/13/1999 ..................     1,250,000   1,232,486
                                                        ------------
                                                         2,511,979

BEVERAGES - 4.22%
   Coca-Cola Co.
    4.84%, 07/16/1999 ..................     1,480,000   1,477,015
    4.86%, 07/22/1999 ..................     1,400,000   1,396,031
    5.05%, 01/26/2000 ..................     1,300,000   1,261,886
                                                        ------------
                                                         4,134,932

CHEMICALS - 0.80%
   E.I. Du Pont de Nemours & Co.,
    4.86%, 10/18/1999 ..................       800,000     788,228

COSMETICS & PERSONAL CARE - 6.05%
   Allergan, 5.20%, 07/13/1999..........     2,950,000   2,944,887
   Procter & Gamble Co.
    4.85%, 07/13/1999 ..................     1,000,000     998,383
    5.00%, 07/13/1999 ..................       665,000     663,892
    5.05%, 08/03/1999 ..................     1,335,000   1,328,820
                                                        ------------
                                                         5,935,982

DIVERSIFIED FINANCIAL SERVICES - 53.97%
   American Express Co.
    4.84%, 07/13/1999 ..................       750,000     748,790
    4.81%, 09/17/1999 ..................       925,000     915,360
    4.80%, 11/18/1999 ..................       775,000     760,533
   American Express Credit Corp.,
    4.80%, 10/29/1999 ..................     1,200,000   1,180,800
   American General Finance Corp.
    4.89%, 07/08/1999 ..................     1,000,000     999,049
    4.90%, 07/22/1999 ..................     1,200,000   1,196,570
    4.80%, 07/23/1999 ..................       425,000     423,753
    4.80%, 09/14/1999 ..................     1,250,000   1,237,500
   Associated Corp. of North America
    4.85%, 07/08/1999 ..................     2,400,000   2,397,737
    5.00%, 07/08/1999 ..................     1,500,000   1,498,542
   Chevron UK Investment Plc
    4.96%, 07/20/1999 ..................     2,485,000   2,478,495
    4.81%, 10/22/1999 ..................     1,565,000   1,541,372
   Chrysler Financial Co. LLC, 4.77%,
    07/09/1999..........................       850,000     849,099
   CIT Group Holding Inc.
    4.85%, 07/06/1999 ..................     1,000,000     999,326
    4.78%, 08/23/1999 ..................     1,345,000   1,335,535
    4.80%, 09/07/1999 ..................     1,350,000   1,337,760
   Countrywide Home Loans Inc.
    4.92%, 07/13/1999 ..................       575,000     574,057
    4.92%, 07/15/1999 ..................     1,075,000   1,072,943

                                             PRINCIPAL   AMORTIZED
                                                AMOUNT        COST
                                                ------        ----
COMMERCIAL PAPER (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES
(CONTINUED)
   Ford Credit Co.
    4.85%, 07/06/1999 ..................     $ 800,000   $ 799,461
    4.76%, 07/09/1999 ..................       650,000     649,312
    4.77%, 07/09/1999 ..................       310,000     309,671
    4.85%, 07/20/1999 ..................       600,000     598,464
    4.85%, 07/21/1999 ..................     1,000,000     997,306
    4.74%, 07/23/1999 ..................       350,000     348,986
    4.80%, 08/06/1999 ..................       285,000     283,632
   General Motors Acceptance Corp.
    4.75%, 07/02/1999 ..................       400,000     399,947
    5.01%, 07/23/1999 ..................       790,000     787,581
    4.81%, 08/18/1999 ..................       765,000     760,094
    4.86%, 08/18/1999 ..................       465,000     461,987
    4.80%, 09/13/1999 ..................       805,000     797,057
    5.06%, 01/25/2000 ..................       600,000     582,459
   Heller Financial Inc.
    5.05%, 07/26/1999 ..................     1,350,000   1,345,266
    4.91%, 09/03/1999 ..................     1,100,000   1,090,398
    4.94%, 09/22/1999 ..................     1,850,000   1,828,930
   Household Finance Corp.
    4.85%, 07/12/1999 ..................     1,400,000   1,397,925
    4.80%, 08/02/1999 ..................       605,000     602,419
    4.86%, 10/14/1999 ..................     1,200,000   1,182,990
    4.92%, 10/15/1999 ..................       565,000     556,815
   Merrill Lynch & Co. Inc.
    4.77%, 07/19/1999 ..................       500,000     498,807
    4.78%, 07/19/1999 ..................     1,434,000   1,430,573
    5.13%, 02/01/2000 ..................       970,000     940,282
    5.18%, 02/02/2000 ..................       900,000     872,028
   Norwest Financial Inc.
    4.88%, 07/07/1999 ..................     1,450,000   1,448,821
    4.81%, 08/04/1999 ..................     2,150,000   2,140,233
   Sears Roebuck Acceptance Corp.
    4.85%, 07/12/1999 ..................     1,000,000     998,518
    4.87%, 07/14/1999 ..................       750,000     748,681
    5.10%, 07/21/1999 ..................       520,000     518,527
    5.05%, 07/26/1999 ..................       750,000     747,370
    4.75%, 10/18/1999 ..................     1,000,000     985,618
   USAA Capital Corp.
    4.96%, 07/29/1999 ..................     1,650,000   1,643,635
    4.88%, 08/04/1999 ..................     2,650,000   2,637,786
                                                        ------------
                                                        52,938,800

ELECTRIC - 0.92%
   Central  & South West Corp., 5.00%,
    07/16/1999 .........................       900,000     898,125

FOOD - 3.32% ConAgra Inc.
    5.06%, 07/07/1999 ..................       430,000     429,637
    5.00%, 07/15/1999 ..................       338,000     337,343
   H.J. Heinz Co., 4.85%, 07/28/1999....     2,500,000   2,490,906
                                                        ------------
                                                         3,257,886

LEISURE TIME - 3.93%
   Hasbro Inc.
    4.80%, 07/09/1999 ..................       850,000     849,093
    4.80%, 08/03/1999 ..................     1,393,000   1,386,871
    4.93%, 09/07/1999 ..................       750,000     743,016
    4.91%, 10/15/1999 ..................       890,000     877,133
                                                        ------------
                                                         3,856,113


                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                                             PRINCIPAL   AMORTIZED
                                                AMOUNT        COST
                                                ------        ----
COMMERCIAL PAPER (CONTINUED)

MACHINERY - 3.79% Deere & Co.
    4.88%, 07/14/1999 ..................     $1,300,000 $1,297,709
    4.79%, 09/10/1999 ..................     1,300,000   1,287,719
    4.81%, 09/16/1999 ..................       350,000     346,399
    4.83%, 09/30/1999 ..................       800,000     790,233
                                                        ------------
                                                         3,722,060

MANUFACTURING - 4.24%
   General Electric Capital Corp.
    4.88%, 07/15/1999 ..................       700,000     698,672
    4.77%, 08/02/1999 ..................       500,000     497,880
    4.79%, 08/27/1999 ..................       400,000     396,966
    4.82%, 08/27/1999 ..................       250,000     248,092
    4.81%, 09/10/1999 ..................       400,000     396,205
    4.80%, 09/30/1999 ..................       300,000     296,360
    4.81%, 09/30/1999 ..................       350,000     345,744
    4.79%, 11/05/1999 ..................       310,000     304,762
    5.04%, 01/24/2000 ..................     1,000,000     971,020
                                                        ------------
                                                         4,155,701

MEDIA - 3.29%
   Walt Disney Co.
    4.85%, 09/17/1999 ..................     1,000,000     989,492
    4.79%, 11/17/1999 ..................     1,100,000   1,079,656
    4.78%, 11/19/1999 ..................     1,175,000   1,153,002
                                                        ------------
                                                         3,222,150

OIL & GAS PRODUCERS - 4.18%
   Consolidated Natural Gas Co.
    5.02%, 07/06/1999 ..................       830,000     829,421
    4.98%, 07/12/1999 ..................     3,280,000   3,275,009
                                                        ------------
                                                         4,104,430

                                             PRINCIPAL   AMORTIZED
                                                AMOUNT        COST
                                                ------        ----
COMMERCIAL PAPER (CONTINUED)

PACKAGING & CONTAINERS - 0.86%
   Crown Cork & Seal Co. Inc.
    5.00%, 07/20/1999 ..................     $ 475,000   $ 473,747
    5.05%, 08/12/1999 ..................       150,000     149,116
    5.48%, 09/15/1999 ..................       225,000     222,397
                                                        ------------
                                                           845,260

PHARMACEUTICALS - 3.14%
   American Home Products Corp.
    5.70%, 07/01/1999 ..................     1,110,000   1,110,000
    4.86%, 10/22/1999 ..................     2,000,000   1,969,490
                                                        ------------
                                                         3,079,490

RETAIL - 0.97%
   J.C. Penney Funding Corp.
    5.07%, 07/27/1999 ..................       590,000     587,840
    5.15%, 07/27/1999 ..................       360,000     358,661
                                                        ------------
                                                           946,501

TELECOMMUNICATIONS - 2.79%
   BellSouth Telecomm Inc., 5.05%,
    08/05/1999..........................     2,750,000   2,736,498
                                                        ------------

     Total Commercial Paper
       (cost $98,084,003) ..............                98,084,003
                                                        ------------

MONEY MARKET FUND - 0.00%
   SSgA Money Market Fund, 4.83% (a)
      (cost $904).......................           904         904
                                                        ------------

TOTAL INVESTMENTS - 100%
   (cost $98,084,907) ..................               $98,084,907
                                                       =============

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.


                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Balanced Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........   $     6,551,065
                                              ===============

Investments in securities, at value .......   $     6,755,035
Receivables:
   Dividends and interest .................            36,450
   Fund shares sold  ......................             5,948
   Foreign taxes recoverable ..............               204
                                              ---------------
TOTAL ASSETS ..............................         6,797,637
                                              ---------------

LIABILITIES
Payables:
   Investment advisory fees ...............             3,728
   Administrative fees ....................               466
   Fund shares redeemed ...................               156
   Investment securities purchased ........           616,681
Other liabilities .........................               121
                                              ---------------
TOTAL LIABILITIES .........................           621,152
                                              ===============
NET ASSETS ................................   $     6,176,485
                                              ===============

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $     5,913,521
Undistributed net investment income .......            80,367
Accumulated net realized loss on
 investments and foreign currency
 related items ............................           (21,373)
Net unrealized appreciation on investments            203,970
                                              ===============
NET ASSETS ................................   $     6,176,485
                                              ===============

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           572,242
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $         10.79
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $        23,689
   Interest ...............................            76,209
   Foreign tax withholding ................              (253)
                                              ---------------
TOTAL INVESTMENT INCOME ...................            99,645
                                              ---------------

EXPENSES
   Investment advisory fees ...............            17,952
   Administrative fees ....................             2,244
                                              ---------------
TOTAL OPERATING EXPENSES ..................            20,196
                                              ---------------
NET INVESTMENT INCOME .....................            79,449
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
   Investments ............................            (5,867)
   Foreign currency related items .........                36
Net change in unrealized appreciation
   on investments .........................           134,189
                                              ---------------
NET REALIZED AND UNREALIZED GAIN ..........           128,358
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $       207,807
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Balanced Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS         MARCH 2,
                                                                                                      ENDED           1998* TO
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------

Operations
Net investment income ............................................................             $    79,449              $    64,712
Net realized gain (loss) on:
Investments ......................................................................                  (5,867)                 (15,542)
Foreign currency related items ...................................................                      36                      (39)
Net change in unrealized appreciation on investments .............................                 134,189                   69,781
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                 207,807                  118,912
                                                                                               -----------              -----------

Distributions to shareholders
From net investment income .......................................................                    --                    (65,648)
From net realized gains on investment transactions ...............................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                    (65,648)
                                                                                               -----------              -----------

Share transactions
Proceeds from the sale of shares .................................................               3,262,796                4,871,127
Reinvestment of distributions ....................................................                    --                     65,648
Cost of shares redeemed ..........................................................                (590,698)              (1,693,459)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               2,672,098                3,243,316
                                                                                               -----------              -----------

Net increase in net assets .......................................................               2,879,905                3,296,580

Net assets beginning of period ...................................................               3,296,580                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 6,176,485              $ 3,296,580
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $    80,367              $       918
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.


                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Balanced Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                   SIX MONTHS          MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                    JUNE 30,         DECEMBER 31,
                                                                                                      1999               1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ............................................................   $      10.38     $    10.00
                                                                                                    ------------     ----------
Income from operations:
Net investment income ...........................................................................           0.14           0.21
Net realized and unrealized gains on investments and foreign currency related items .............           0.27           0.38
                                                                                                    ------------     ----------
   Total income from operations .................................................................           0.41           0.59
                                                                                                    ------------     ----------

Less distributions:
From net investment income ......................................................................            --           (0.21)
From net realized gains on investment transactions ..............................................            --             --
                                                                                                    ------------     ----------
   Total distributions ..........................................................................            --           (0.21)
                                                                                                    ------------     ----------
   Net increase .................................................................................           0.41           0.38
                                                                                                    ------------     ----------

Net asset value, end of period ..................................................................   $      10.79     $    10.38
                                                                                                    ============     ==========

Total Return (a) ................................................................................           3.95%          5.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ........................................................   $      6,176     $    3,297
Ratio of net operating expenses to average net assets (b) (c) ...................................           0.90%          0.95%
Ratio of net investment income to average net assets (b) (c) ....................................           3.54%          3.49%
Portfolio turnover ..............................................................................          18.13%        128.41%

Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) .......................................           0.90%          2.38%
Ratio of net investment income to average net assets (b) ........................................           3.54%          2.06%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS -- 38.19%

CANADA -- 1.50%
OIL & GAS PRODUCERS  -- 0.55%
   Suncor Energy Inc. ...................    900    $ 37,013

TELECOMMUNICATIONS -- 0.26%
   Nortel Networks Corp. ................    200      17,363

TRANSPORTATION -- 0.69%
   Canadian National Railway Co. ........    700      46,900
                                                    ----------

    Total Canada ........................            101,276

GERMANY -- 0.65%
AUTO MANUFACTURERS -- 0.65%
   DaimlerChrysler AG (a) ...............    498     44,260

UNITED STATES -- 36.04%
BANKS -- 3.00%
   BankAmerica Corp. ....................    905      66,348
   First Union Corp.  ...................  1,200      56,400
   Fleet Financial Group Inc. ...........  1,000      44,375
   Mercantile Bancshares Corp. ..........  1,000      35,375
                                                    ----------
                                                     202,498

BEVERAGES -- 1.65%
   Anheuser-Busch Co. ...................    700      49,656
   PepsiCo Inc. .........................  1,600      61,900
                                                    ----------
                                                     111,556

BUILDING MATERIALS -- 0.64%
   Vulcan Materials Co. .................    900      43,425

CHEMICALS -- 1.27%
   USEC Inc. ............................  2,500      37,187
   Geon Co. .............................  1,500      48,375
                                                    ----------
                                                      85,562

COMMERCIAL SERVICES -- 0.69%
   Reynolds & Reynolds-- Class A ........  2,000      46,625

COMPUTERS -- 1.53%
   International Business Machines
   Corp. ................................    800     103,400

COSMETICS & PERSONAL CARE -- 1.15%
   Avon Products Inc. ...................  1,400      77,700

ELECTRIC -- 0.48%
   Edison International .................  1,200      32,100

FOOD -- 2.31%
   H.J. Heinz Co. .......................    700      35,087
   Sara Lee Corp.  ......................  2,000      45,375
   Hormel Foods Corp. ...................  1,200      48,300
   Ralston Purina Group .................    900      27,394
                                                    ----------
                                                     156,156

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
INSURANCE -- 3.76%
   Allstate Corp. .......................    500    $ 17,937
   American International Group Inc. ....     62       7,258
   Chubb Corp. ..........................    800      55,600
   CIGNA Corp. ..........................    700      62,300
   Horace Mann Educators Corp. ..........  2,000      54,375
   Marsh & McLennan Cos. Inc. ...........    750      56,625
                                                    ----------
                                                     254,095

MANUFACTURING -- 2.42%
   Cooper Industries Inc. ...............    800      41,600
   Eastman Kodak Co. ....................    800      54,200
   General Electric Co. .................    600      67,800
                                                    ----------
                                                     163,600

MEDIA --  0.50%
   Walt Disney Co. ......................  1,100      33,894

OFFICE & BUSINESS EQUIPMENT-- 0.70%
   Xerox Corp. ..........................    800      47,250

OIL & GAS PRODUCERS  -- 2.02%
   Amerada Hess Corp. ...................    600      35,700
   BP Amoco Corp. .......................    397      43,075
   Exxon Corp. ..........................    500      38,562
   Schlumberger Ltd. ....................    300      19,106
                                                    ----------
                                                     136,443

PHARMACEUTICALS -- 5.44%
   American Home Products Corp. .........    900      51,750
   Bristol-Myers Squibb Co. .............  1,000      70,437
   Johnson & Johnson ....................    600      58,800
   Pharmacia & Upjohn Inc. ..............  1,000      56,813
   Pfizer Inc. ..........................    600      65,850
   Schering-Plough Corp. ................  1,200      63,600
                                                    ----------
                                                     367,250

REAL ESTATE --1.02%
   Crescent Real Estate Equities Co. ....  1,000      25,920
   Glenborough Realty Trust Inc. ........  1,100      19,250
   New Plan Excel Realty Trust Inc. .....  1,440      23,750
                                                    ----------
                                                      68,920

RETAIL -- 3.04%
   May Department Stores Co. ............    750      30,656
   McDonald's Corp. .....................  1,000      41,312
   J.C. Penney Co. Inc. .................  1,000      48,563
   Rite Aid Corp. .......................  2,000      49,250
   Sears Roebuck & Co. ..................    800      35,650
                                                    ----------
                                                     205,431

TELECOMMUNICATIONS -- 3.25%
   Trust Automatic ......................  1,000      22,250
   Bell Atlantic Corp. ..................  1,000      65,375
   GTE Corporation ......................    200      15,150
   SBC Communications Inc. ..............  1,000      58,000
   U S West Inc. ..........................1,000      58,750
                                                    ----------
                                                     219,525

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
TOBACCO -- 0.48%
   Philip Morris Cos. Inc. ..............    800    $ 32,150

TRANSPORTATION -- 0.69%
   Union Pacific Corp. ..................    800      46,650
                                                    ----------

    Total United States .................           2,434,230
                                                    ----------

      Total Common Stocks
       (cost $2,292,635) ................           2,579,766
                                                    ----------

                                       PRINCIPAL
                                          AMOUNT
                                          ------
CORPORATE BONDS -- 19.17%

AEROSPACE & DEFENSE -- 0.28%
   Raytheon Co., 6.15%, 11/01/2008 ......$20,000      18,882

ADVERTISING -- 0.67%
   Interpublic Group of Cos., 1.87%,
   06/01/2006 ........................... 50,000      45,375

BANKS -- 1.34%
   Bank of America Corp., 5.75%,
   03/01/2004 ........................... 75,000      71,920
   US Bank NA, 5.70%, 12/15/2008 ........ 20,000      18,278
                                                    ----------
                                                      90,198

CHEMICALS -- 0.36%
   Praxair Inc., 6.15%, 04/15/2003 ...... 25,000      24,603

COMMERCIAL SERVICES -- 1.34%
   Comdisco Inc., 6.125%, 08/01/2001 .... 40,000      39,449
   Service Corp. International, 6.00%,
     12/15/2005 ......................... 55,000      50,732
                                                    ----------
                                                      90,181

COMPUTERS -- 0.65%
   IBM Corp., 5.375%, 02/01/2009 ........ 25,000      22,772
   S3 Inc., 5.75%, 10/01/2003 ........... 25,000      21,031
                                                    ----------
                                                      43,803

DIVERSIFIED FINANCIAL SERVICES -- 3.71%
   Aristar Inc., 7.25%, 06/15/2006 ......100,000     101,625
   Bell Atlantic Financial Services,
       5.75%, 04/01/2003 ................ 25,000      25,125
   Donaldson Lufkin Jenrett,
       5.875%, 04/01/2002 ............... 50,000      49,063
   Ford Motor Credit Corp., 5.80%,
   01/12/2009 ........................... 25,000      22,847
   Household Finance Corp.,
       5.875%, 02/01/2009 ............... 35,000      31,833
   Sears Roebuck Acceptance Corp.,
     7.00%, 06/15/2007 .................. 20,000      19,973
                                                    ----------
                                                     250,466

ELECTRIC -- 0.68%
   Empresa Elec Pehuenche, 7.30%,
   05/01/2003
     CLP ................................ 50,000      45,980

ELECTRICAL COMPONENTS & EQUIPMENT
   --1.06%
   Integrated Process Equipment Corp.,
     6.25%, 09/15/2004 .................. 75,000      57,000
   Solectron Corp., Zero Coupon,
   01/27/2019 ........................... 25,000      14,500
                                                    ----------
                                                      71,500

                                       PRINCIPAL      MARKET
                                          AMOUNT       VALUE
                                          ------       -----
CORPORATE BONDS (CONTINUED)

HEALTHCARE -- 0.37%
   Alpharma Inc. 3.00%, 06/01/2006 ......$20,000    $ 24,975

HOLDING COMPANIES -- 1.84%
   Lehman Brothers Holdings Inc.,
     7.00%, 05/15/2003 ..................125,000     124,196

INSURANCE -- 0.73%
   Fremont General Corp., 7.70%,
   03/17/2004 ........................... 50,000      49,438

MANUFACTURING -- 0.33%
   Mark IV Industries Inc., (144a),
   4.75%,
     11/01/2004 ......................... 25,000      22,281

MEDIA -- 0.79%
   A.H. Belo Corp., 7.25%, 09/15/2027 ... 50,000      45,603
   Rogers Communications Inc.,
     2.00%, 11/26/2005 CAD............... 10,000       7,700
                                                    ----------
                                                      53,303

OIL & GAS PRODUCERS -- 0.15%
   Kerr McGee Corp., 7.50%, 05/15/2014 .. 10,000       9,925

PHARMACEUTICALS -- 0.11%
   Omnicare Inc., 5.00%, 12/01/2007 ..... 10,000       7,388

REAL ESTATE -- 0.71%
   Spieker Properties LP, 7.25%,
   05/01/2009 ........................... 50,000      48,337

RETAIL -- 0.86%
    Rite Aid Corp., 5.25%, 09/15/2002 ... 10,000      10,125
    Staples Inc., 7.125%, 08/15/2007 .... 50,000      47,983
                                                    ----------
                                                      58,108

SEMICONDUCTORS -- 0.75%
   Micron Technology Inc., 7.00%,
     07/01/2004 ......................... 50,000      50,500

SOFTWARE -- 1.26%
   First Data Corp., 6.375%,
     12/15/2007 ......................... 50,000      48,638
   Network Associates Inc., Zero Coupon
     02/13/2008 ......................... 50,000      15,000
   Wind River Systems Inc., 5.00%,
     08/01/2002 ......................... 25,000      21,687
                                                    ----------
                                                      85,325

TELECOMMUNICATIONS -- 1.18%
   Aspect Telecommunications Corp.,
   (144a),
     Zero Coupon, 08/10/2018 ............150,000      32,625
   GTE Corp., 6.94%, 04/15/2028 ......... 50,000      47,330
                                                    ----------
                                                      79,955
                                                    ----------

      Total Corporate Bonds
       (cost $1,319,685) ................           1,294,719
                                                    ----------


                                         SHARES
                                         ------
PREFERRED STOCKS -- 2.24%

DIVERSIFIED FINANCIAL SERVICES -- 0.21%
   Finova Finance .......................    200      13,800

FOREST PRODUCTS & PAPER --  0.22%
     International Paper Capital Trust ..    300      15,075


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                                      MARKET
                                          SHARES       VALUE
                                          ------       -----
PREFERRED STOCKS (CONTINUED)

HOLDING COMPANIES - DIVERSIFIED -- 0.05%
   BTI Capital Trust (144a) .............    300     $ 3,600

DIVERSIFIED FINANCIAL SERVICES -- 0.40%
   Morgan Stanley Group Inc. "AMAT" .....    500      26,750

OIL & GAS PROCEDURES -- 1.12%
   Pogo Trust ...........................  1,000     50,438
   Tesoro Petroleum Corp. ...............  1,000      15,750
   Tosco Financing Trust ................    200       9,750
                                                    ----------
                                                      75,938

TRANSPORTATION -- 0.24%
   Canadian National Railway Co. ........    300      16,050
                                                    ----------

      Total Preferred Stocks
       (cost $143,631) ..................            151,213
                                                    ----------

                                       PRINCIPAL
                                          AMOUNT
                                          ------

U.S. GOVERNMENT SECURITIES -- 26.52%

U.S. GOVERNMENT AGENCIES -- 13.19%
   Federal National Mortgage
   Association
     7.00%, 08/01/2015 ..................$50,000      50,328
     6.50%, 07/01/2028 ..................184,119     177,615
     7.00%, 02/01/2029 .................. 93,818      92,733
     6.50%, 08/01/2030 ..................200,000     193,874
     7.00%, 08/01/2030 ..................100,000      99,281
     8.00%, 08/01/2030 ..................150,000     154,500
     6.00%, TBA (c) .....................130,000     122,808
                                                    ----------
                                                     891,139

U.S. TREASURY BONDS -- 0.33%
     5.25%, 11/15/2008 .................. 25,000      22,160

U.S. TREASURY NOTES -- 13.00%
     4.50%, 09/30/2000 ..................100,000      98,906
     6.375%, 03/31/2001 ................. 15,000      15,215
     5.25%, 08/15/2003 ..................100,000      98,297
     6.125%, 08/15/2007 .................200,000     202,156
     5.625%, 05/15/2008 .................220,000     215,497
     4.75%, 11/15/2008 ..................270,000     247,936
                                                    ----------
                                                     878,007
                                                    ----------

      Total U.S. Government Securities
       (cost $1,856,359) ................           1,791,306
                                                    ----------

                                       PRINCIPAL      MARKET
                                          AMOUNT       VALUE
                                          ------       -----
ASSET BACKED SECURITIES -- 0.54%

   DLJ Commercial Mortgage Corp.
     6.11%, 12/10/2007 ..................$37,573    $ 36,666
                                                    ----------

      Total Asset Backed Securities
       (cost $37,390) ...................             36,666
                                                    ----------


SHORT TERM INVESTMENTS -- 13.34%

MONEY MARKET FUND -- 0.01%
   SSgA Money Market Fund, 4.83% (b) ....    365         365

REPURCHASE AGREEMENT -- 13.33%
   Repurchase Agreement with State
     Street Bank, 4.70%, (Collateralized
     by $765,000 U.S. Treasury Note,
     6.25%, due 02/15/2021, market
     value $920,385) acquired on
     06/30/1999, due 07/01/1999 .........901,000     901,000
                                                    ----------

      Total Short Term Investments
       (cost $901,365) ..................            901,365
                                                    ----------

TOTAL INVESTMENTS -- 100%
   (cost $6,551,065) ....................           $6,755,035
                                                    ==========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  Investment purchased on a when-issued basis.

Based on the cost of investments of $6,551,065 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $416,780, the gross unrealized depreciation was $212,810 and the net unrealized appreciation on investments was $203,970.

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Global Bond Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........  $    73,064,664
                                             ================

Investments in securities, at value .......  $    71,079,324
Foreign currency ..........................           49,472
Receivables:
   Interest ...............................          945,215
   Forward foreign currency
      exchange contracts ..................           12,067
   Fund shares sold .......................           41,488
   Investment securities sold .............          784,423
Collateral for securities loaned ..........        3,899,971
                                             ----------------
TOTAL ASSETS ..............................       76,811,960
                                             ----------------

LIABILITIES
Payables:
   Investment advisory fees ...............           43,753
   Administrative fees ....................            5,147
   Forward foreign currency
      exchange contracts ..................           15,802
    Foreign tax expense ...................            2,217
   Fund shares redeemed ...................           11,116
   Investment securities purchased ........        7,900,920
Return of collateral for securities loaned         3,899,971
Other liabilities .........................            3,201
                                             ----------------
TOTAL LIABILITIES .........................       11,882,127
                                             ----------------
NET ASSETS ................................  $    64,929,833
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital ...........................  $    66,328,665
Undistributed net investment income .......        1,934,507
Accumulated net realized loss on
   investments and foreign currency
   related items ..........................       (1,343,640)
Net unrealized depreciation on:
   Investments ............................       (1,985,340)
   Foreign currency related items .........           (4,359)
                                             ----------------
NET ASSETS ................................  $    64,929,833
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        6,093,981
                                             ================

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................  $         10.65
                                             ================

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest................................   $    2,203,553
   Security lending income ................            6,742
   Foreign tax withholding.................           (4,721)
                                              ---------------
TOTAL INVESTMENT INCOME ...................        2,205,574
                                              ---------------

EXPENSES
   Investment advisory fees ...............          231,947
   Administrative fees ....................           27,288
                                              ---------------
TOTAL OPERATING EXPENSES ..................          259,235
                                              ---------------
NET INVESTMENT INCOME .....................        1,946,339
                                              ---------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on:
   Investments ............................         (217,626)
   Foreign currency related items .........          (34,856)
Net change in unrealized depreciation on:
   Investments ............................       (1,832,642)
   Foreign currency related items .........           (5,315)
                                              ---------------
NET REALIZED AND UNREALIZED LOSSES ........       (2,090,439)
                                              ---------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS ........................   $     (144,100)
                                              ===============


                    Ssee notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Global Bond Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                                 JUNE 30,            DECEMBER 31,
                                                                                                   1999                  1998
                                                                                              ----------------      ----------------

Net investment income ..........................................................             $  1,946,339             $  3,112,368
Net realized loss on:
   Investments .................................................................                 (217,626)              (1,087,833)
Foreign currency related items .................................................                  (34,856)                 (53,642)
Net change in unrealized depreciation on:
   Investments .................................................................               (1,832,642)              (1,034,049)
Foreign currency related items .................................................                   (5,315)                 (34,338)
                                                                                             ------------             ------------
 Net increase (decrease) in net assets from operations ..........................                (144,100)                 902,506
                                                                                             ------------             ------------

Distributions to shareholders
From net investment income .....................................................                     --                 (3,054,679)
From net realized gains on investment transactions .............................                     --                       --
                                                                                             ------------             ------------
Total distributions to shareholders ............................................                     --                 (3,054,679)
                                                                                             ------------             ------------

Share transactions
Proceeds from the sale of shares ...............................................               24,671,028               26,135,631
Reinvestment of distributions ..................................................                     --                  3,054,679
Cost of shares redeemed ........................................................               (7,763,638)             (15,596,426)
                                                                                             ------------             ------------
Net increase in net assets from share transactions .............................               16,907,390               13,593,884
                                                                                             ------------             ------------

Net increase in net assets .....................................................               16,763,290               11,441,711

Net assets beginning of period .................................................               48,166,543               36,724,832
                                                                                             ------------             ------------

Net assets end of period .......................................................             $ 64,929,833             $ 48,166,543
                                                                                             ============             ============

Undistributed net investment income (loss) .....................................             $  1,934,507             $    (11,832)
                                                                                             ============             ============


                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)

                                                                                                      PERIOD FROM     PERIOD FROM
                                                        SIX MONTHS                                      APRIL 1,        MAY 15,
                                                          ENDED                                         1996 TO         1995* TO
                                                         JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                      -------------------------------
                                                           1999            1998            1997           1996            1996
                                                      --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period ..............   $    10.67     $    11.12     $     10.63     $       10.46     $      10.00
                                                      ----------     ----------     -----------     -------------     ------------
Income from operations:
Net investment income .............................         0.32           0.72            0.54              0.42             0.81
Net realized and unrealized gains (losses)
   on investments
   and foreign currency related items .............        (0.34)         (0.45)           0.59              0.70             0.24
                                                      ----------     ----------     -----------     -------------     ------------
   Total income (loss) from operations ............        (0.02)          0.27            1.13              1.12             1.05
                                                      ----------     ----------     -----------     -------------     ------------

Less distributions:
From net investment income ........................           --          (0.72)          (0.58)            (0.69)           (0.56)
From net realized gains on investment
   transactions .......                                       --             --           (0.05)            (0.26)           (0.03)
Return of capital .................................           --             --           (0.01)               --               --
                                                      ----------     ----------     -----------     -------------     ------------
   Total distributions ............................           --          (0.72)          (0.64)            (0.95)           (0.59)
                                                      ----------     ----------     -----------     -------------     ------------
   Net increase (decrease) ........................        (0.02)         (0.45)           0.49              0.17             0.46
                                                      ----------     ----------     -----------     -------------     ------------

Net asset value, end of period ....................   $    10.65     $    10.67     $     11.12     $       10.63     $      10.46
                                                      ==========     ==========     ===========     =============     ============

Total Return (a) ..................................        (0.19)%         2.46%          10.66%            10.68%           10.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..........   $   64,930     $   48,167     $    36,725     $      12,483     $      6,380
Ratio of net operating expenses to average net
  assets (b) (c) ..................................         0.95%          1.00%           1.00%             0.99%            1.00%

Ratio of net expenses
  to average net assets (c) .......................          --             --            1.01%               --               --
Ratio of net investment income
  to average net assets (b) (c) ...................         7.13%          7.05%           6.83%             7.52%            9.01%

Portfolio turnover ................................        62.69%        261.87%         134.55%           109.85%          152.89%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
Ratio of net operating expenses
  to average net assets (b) .......................         0.95%          1.01%           1.07%             1.44%            2.14%
Ratio of net investment income
  to average net assets (b) .......................         7.13%          7.04%           6.76%             7.07%            7.87%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS - 27.60%

AUSTRALIA -- 0.38%
DIVERSIFIED FINANCIAL SERVICES -- 0.38%
   General Electric Capital Corp.,
   5.875%,
     07/07/2000 AUD .....................410,000  $ 272,773

CANADA -- 0.62%
ENVIRONMENTAL CONTROL -- 0.36%
   Marsulex Inc., 9.625%, 07/01/2008
   CAD ..................................250,000    256,563

TELECOMMUNICATIONS -- 0.26%
   Metronet Communications Corp.,
     9.95%, 06/15/2008 CAD...............250,000    185,000
                                                  -----------

     Total Canada .......................           441,563

NETHERLANDS -- 0.68%
BANKS -- 0.68%
   Commerzbank AG, 10.25%, 04/28/2000
    ANG .................................700,000    479,953

POLAND -- 0.42%
BANKS -- 0.28%
   European Bank of Reconstruction &
     Development, 10.50%, 01/25/2001
     PLN.................................400,000     99,885
   Nordic Investment Bank, 17.75%,
     04/15/2002 PLN......................340,000     98,714
                                                  -----------
                                                    198,599

DIVERSIFIED FINANCIAL SERVICES -- 0.14%
   KFW International Finance Inc.,
   16.30%,
     06/24/2003 PLN .....................330,000     98,857
                                                  -----------

     Total Poland .......................           297,456

UNITED KINGDOM -- 0.49%
BANKS -- 0.11%
   Sudwest LB Capital Market, 17.50%,
     05/05/2003 GBP .....................270,000     81,698

MEDIA --  0.38%
   Diamond Cable Communications Plc,
     11.75%, 12/15/2005 GBP .............150,000    133,875
   Telewest Communication Plc, 11.00%,
     10/01/2007 GBP .....................150,000    133,500
                                                  -----------
                                                    267,375
                                                  -----------

     Total United Kingdom ...............           349,073

UNITED STATES -- 25.01%
AEROSPACE & DEFENSE - 0.13%
   Raytheon Co., 6.15%, 11/01/2008 .....$100,000     94,409

APPAREL - 0.36%
   Panolam Industries International
   Inc.,
     11.50%, 02/15/2009 .................250,000    256,875

AUTO MANUFACTURERS -- 0.21%
   Navistar International Corp.,
   8.00%,
     02/01/2008 .........................150,000    147,000

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
AUTO PARTS & EQUIPMENT -- 0.74%
   Breed Technologies Inc., (Step-Up
   Bond), (144a), 9.25%, 04/15/2008
   (d) (g) .............................$250,000   $ 40,000
   Hayes Lemmerz International Inc.,
     (144a), 8.25%, 12/15/2008 ..........250,000    235,625
   TRW Inc., 6.45%, 06/15/2001 ..........250,000    249,628
                                                  -----------
                                                    525,253

BANKS -- 0.72%
   BankAmerica Corp., 5.75%,
   03/01/2004 ...........................250,000    239,733
   US Bank NA, 5.70%, 12/15/2008 (c) ....300,000    274,170
                                                  -----------
                                                    513,903

BIOTECHNOLOGY -- 0.43%
  Monsanto Co., (144a), 5.875%,
       12/01/2008 .......................175,000    162,519
  Packard Bioscience Co., 9.375%,
     03/01/2007 .........................150,000    141,750
                                                  -----------
                                                    304,269

CHEMICALS -- 0.48%
   Huntsman Corp., (144a), 9.50%,
      07/01/2007 (c) ....................150,000    141,750
   Praxair Inc., 6.15%, 04/15/2003 (c) ..200,000    196,824
                                                  -----------
                                                    338,574

COMMERCIAL SERVICES -- 1.93%
   Comdisco Inc., 6.13%, 08/01/2001 .....200,000    197,244
   Integrated Electric Services,
   9.375%,
     02/01/2009 .........................250,000    246,250
   Iron Mountain Inc.
     10.125%, 10/01/2006 ................150,000    159,000
     8.75%, 09/30/2009 ..................100,000     98,750
   Primark Corp., (144a), 9.25%,
     12/15/2008 .........................250,000    245,313
   Protection One Inc., (144a), 8.125%,
     01/15/2009 .........................250,000    236,875
   Service Corp. International, 6.00%,
     12/15/2005 .........................200,000    183,998
                                                  -----------
                                                  1,367,430

COSMETICS & PERSONAL CARE -- 0.72%
   American Safety Razor Co., 9.875%,
     08/01/2005 .........................250,000    252,500
   French Fragrances Inc., 10.375%,
     05/15/2007 (g) .....................125,000    127,500
   Revlon Worldwide Corp., Zero Coupon,
     03/15/2001 (g) .....................200,000    133,500
                                                  -----------
                                                    513,500

DIVERSIFIED FINANCIAL SERVICES -- 2.26%
   ContiFinancial Corp., 8.125%,
     04/01/2008 (g) .....................250,000    215,000
   DVI Inc., 9.875%, 02/01/2004 .........250,000    243,125
   Ford Credit Co., 5.80%, 01/12/2009 ... 90,000     82,251
   Merrill Lynch & Co. Inc., 6.00%,
     11/15/2004 ......................... 80,000     77,741


                     See notes to the financial statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES
(CONTINUED)
   Paine Webber Group Inc., 7.00%,
     03/01/2000 (c) ....................$300,000  $ 307,992
   TPSA Finance BV, (144a), 7.75%,
     12/10/2008 .........................300,000    295,293
   United Industries Corp., 9.875%,
     04/01/2009 .........................250,000    237,500
   Williams Scotsman Inc., 9.875%,
     06/01/2007 .........................150,000    145,313
                                                  -----------
                                                  1,604,215

ELECTRIC -- 0.21%
   L-3 Communications Corp., (144a),
     8.00%, 08/01/2008 ..................125,000    124,844
   Transamerican Energy Corp., 11.50%,
     06/15/2002 (g) ......................25,000     23,750
                                                  -----------
                                                    148,594

ELECTRONICS -- 0.36%
   Amphenol Corp., 9.875%, 05/15/2007 ...250,000    258,750

ENTERTAINMENT -- 1.58%
   Harrahs Operating Co. Inc., 7.875%,
     12/15/2005 .........................250,000    241,250
   Horseshoe Gaming LLC, 9.375%,
     06/15/2007 .........................250,000    253,750
   Mohegan Tribal Gaming, 8.75%,
     01/01/2009 .........................150,000    147,750
   Park Place Entertainment Corp.,
   (144a),
     7.875%, 12/15/2005 .................250,000    237,500
   Sun International Hotels Ltd.,
   8.625%,
     12/15/2007 .........................250,000    245,000
                                                  -----------
                                                  1,125,250

ENVIRONMENTAL CONTROL -- 1.04%
   Allied Waste Industries Inc.,
   (144a),
     7.875%, 01/01/2009 .................250,000    231,562
   Envirosource Inc., (Step-Up Bond),
   9.75%,
      06/15/2003 (d) ....................185,000    116,550
   Marsulex Inc., 9.625%, 07/01/2008 ....375,000    390,938
                                                  -----------
                                                    739,050

FOOD -- 0.46%
   CFP Holdings Inc., 11.625%,
     01/15/2004 .........................200,000    170,000
   Dole Foods Co., 6.75%, 07/15/2000 ....100,000    100,347
   Pueblo Xtra International, 9.50%,
     08/01/2003 ......................... 60,000     58,950
                                                  -----------
                                                    329,297

HAND & MACHINE TOOLS -- 0.10%
   International Knife & Saw Inc.,
      11.375%, 11/15/2006 ............... 75,000     70,500

HEALTHCARE -- 0.37%
   Dade International Inc., 11.125%,
      05/01/2006 ........................250,000    262,500

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
HOLDING COMPANIES - DIVERSIFIED--0.42%
   High Voltage Engineering Corp.,
     10.50%, 08/15/2004 ................$125,000   $116,094
   Jordan Industries Inc., 10.375%,
     08/01/2007 (g).......................50,000     50,625
   Nebco Evans Holding Co., (Step-Up
      Bond), 12.375%, 07/15/2007 (d) ....350,000    132,125
                                                  -----------
                                                    298,844

HOUSEHOLD PRODUCTS -- 0.59%
   Ekco Group Inc., 9.25%, 04/01/2006 ...250,000    253,750
   Indesco International Inc.,
   (Step-Up Bond),
     9.75%, 04/15/2008 (d) ..............250,000    164,375
                                                  -----------
                                                    418,125

INSURANCE -- 0.28%
   Aetna Services Inc., 7.625%,
      08/15/2026 (c) ....................200,000    194,928

LODGING -- 0.67%
   HMH Properties Inc., 7.875%,
      08/01/2008 ........................250,000    229,375
   Prime Hospitality Corp., 9.75%,
      04/01/2007 ........................250,000    247,500
                                                  -----------
                                                    476,875

MANUFACTURING -- 1.34%
   Alvey Systems Inc., 11.375%,
      01/31/2003 ........................125,000    125,625
   Axiohm Transaction Solutions,
   (Step-Up
      Bond), 9.75%, 10/01/2007 (d) ......150,000     97,500
   Cabot Safety Corp., 12.50%,
   07/15/2005 ...........................250,000    265,000
   Foamex L.P./Foamex Capital Corp.,
      9.875%, 06/15/2007 ................250,000    212,500
   Simmons Co., 10.25%, 03/15/2009 ......250,000
                                                    254,375
                                                  -----------
                                                    955,000

MEDIA -- 2.93%
   Adelphia Communications Corp.
      10.50%, 07/15/2004 ................100,000    106,750
      9.875%, 03/01/2007 ................100,000    104,500
   Big Flower Press Holdings Inc.,
   8.625%,
     12/01/2008 .........................250,000    231,875
   Capstar Broadcasting Inc., 10.75%,
      05/15/2006 .........................99,000    107,663
   Charter Communications Holdings ,
    LLC, (Step-Up Bond), 9.92%,
    04/01/2011 (d) ......................800,000    496,000
   CSC Holdings Inc., 10.50%,
      05/15/2016 (c) ....................250,000    287,500
   Lin Holdings Corp., (Step-Up Bond),
     10.00%, 03/01/2008 (d) .............375,000    247,500
   Mediacom LLC/Mediacom Capital Corp.,
     8.50%, 04/15/2008 ..................250,000    240,000
   United International Holdings Inc.,
     10.75%, 02/15/2008 .................400,000    264,000
                                                  -----------
                                                  2,085,788

METALS & MINING -- 0.21%
   Glencore Nickel Property Ltd.,
   9.00%,
     12/01/2014 .........................175,000    150,500


                     See notes to the financial statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
OIL & GAS PRODUCERS -- 0.36%
   Pennzoil-Quaker State Co., 10.25%,
     12/01/2014 .......................$ 250,000  $ 258,782

PACKAGING & CONTAINERS -- 0.53%
   Plastic Containers Inc., 10.00%,
     12/15/2006 .........................250,000    278,750
   Radnor Holdings Corp., 10.00%,
     12/01/2003 .........................100,000    100,500
                                                  -----------
                                                    379,250

PHARMACEUTICALS -- 0.35%
   Alaris Medical Systems Inc., 9.75%,
     12/01/2006 (g) .....................250,000    247,500

REAL ESTATE -- 1.05%
   CB Richard Ellis Services Inc.,
   8.875%,
     06/01/2006 (c) .....................250,000    241,250
   Forest City Enterprises Inc., 8.50%,
     03/15/2008 (g) .....................325,000    310,375
   Spieker Properties Inc., 7.25%,
     05/01/2009 .........................200,000    192,754
                                                  -----------
                                                    744,379

RETAIL -- 1.28%
   Cole National Group Inc., 8.625%,
     08/15/2007 .........................250,000    215,000
   Finlay Fine Jewelry Corp., 8.375%,
     05/01/2008 .........................300,000    294,000
   Guitar Center Management Co. Inc.,
     11.00%, 07/01/2006 .................250,000    260,000
   Staples Inc., 7.125%, 08/15/2007 .....150,000    143,949
                                                  -----------
                                                    912,949

SEMICONDUCTORS -- 0.36%
   Mircron Technology Inc., 7.00%,
     07/01/2004 .........................250,000    252,500

SOFTWARE -- 0.15%
   First Data Corp., 6.375%,
   12/15/2007 (c) .......................110,000    107,003

TELECOMMUNICATIONS -- 1.34%
   GTE Corp., 6.94%, 04/15/2028 .........150,000    141,988
   Intermedia Communication Inc.,
   8.60%,
     06/01/2008 .........................125,000    115,000
   International Cabletel Inc., 11.50%,
     02/01/2006 .........................225,000    195,750
   Jordan Telecom Products, 11.75%,
     08/01/2007 .........................300,000    255,750
   Nextel Communications, Inc.,
   (Step-Up
     Bond), 9.75%, 10/31/2007 (d) .......350,000    244,125
                                                  -----------
                                                    952,613

TEXTILES -- 0.21%
   Collins & Aikman Floorcoverings,
      10.00%, 01/15/2007 ................150,000    148,500

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
TRANSPORTATION -- 0.84%
   Coach USA Inc., 9.375%, 07/01/2007 .$ 250,000  $ 257,500
   Holt Group Inc., (Step-Up Bond),
   (144a),
     9.75%, 01/15/2006 (d) ..............200,000    136,000
   TFM SA, (Step-Up Bond), 11.75%,
     06/15/2009 (d) .....................335,000    199,744
                                                  -----------
                                                    593,244
                                                  -----------

    Total United States .................        17,776,149
                                                  -----------

     Total Corporate Bonds
       (cost $20,886,425) ...............        19,616,967
                                                  -----------

GOVERNMENT SECURITIES -- 41.08%

ALGERIA -- 0.51%
   Republic of Algeria, 6.375%,
       03/04/2010 DZD ...................700,000    360,500

ARGENTINA -- 2.28%
   Republic of Argentina
     11.75%, 04/07/2009 ARS .............400,000    361,280
     11.00%, 12/04/2005 ARS .............650,000    599,084
     11.375%, 01/30/2017 ARS ............775,000    658,750
                                                  -----------

    Total Argentina .....................         1,619,114

AUSTRALIA -- 0.04%
   New South Wales Treasury Corp.,
        7.375%, 02/21/2007 AUD............40,000     27,566

BRAZIL -- 2.43%
   Federal Republic of Brazil
       5.875%, 04/15/2006 BRL ...........237,500    186,746
     8.00%, 04/15/2014 BRL .............2,390,560 1,541,911
                                                  -----------

     Total Brazil .......................         1,728,657

BULGARIA -- 1.27%
   National Republic of Bulgaria
     5.875%, 07/28/2011 BGL .............450,000    304,875
     2.50%, 07/28/2012 BGL ............1,000,000    595,000
                                                  -----------

     Total Bulgaria .....................           899,875


CANADA -- 0.25%
   Canadian Government Note, 6.00%,
    06/01/2008 CAD ......................250,000    175,042

COLUMBIA -- 0.60%
   Republic of Columbia, 10.875%,
    03/09/2004 COP ......................450,000    429,750

CROATIA -- 0.63%
   Republic of Croatia, 5.813%,
    07/31/2006 HRK ......................531,067    447,424

ECUADOR -- 0.27%
   Republic of Ecuador, 4.00%,
    02/28/2025 ESS ......................500,000    193,750

                     See notes to the financial statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
GOVERNMENT SECURITIES (CONTINUED)

GERMANY -- 0.78%
   Federal Republic of Germany
    4.00%, 09/17/1999 DEM ...............297,000  $ 306,974

    6.50%, 07/04/2027 DEM ............... 71,580     85,410
    5.625%, 01/04/2028 DEM ..............150,000    159,390
                                                  -----------

    Total Germany .......................           551,774

GREECE -- 1.18%
   Republic of Greece
    11.00%, 02/25/2000 GRD.............43,500,000   140,618
    7.60%, 01/22/2002 GRD .............49,000,000   157,776
    8.90%, 04/01/2003 GRD.............139,000,000   473,573
    8.70%, 04/08/2005 GRD..............19,300,000    67,836
                                                  -----------

    Total Greece ........................           839,803

ITALY -- 0.22%
   Republic of Italy, 5.25%,
   11/01/2029 ITL........................160,000    157,662

IVORY COAST -- 0.68%
   Ivory Coast, 2.00%, 03/29/2018 XOF .1,400,000    483,000

KOREA -- 0.58%
   Korea Development Bank, 9.60%,
     12/01/2000 KRW .....................200,000    206,714
   Republic of Korea, 8.875%,
     04/15/2008 KRW .....................200,000    208,800
                                                  -----------

     Total Korea ........................           415,514

MEXICO -- 1.97%
   United Mexican States
        9.875%, 01/15/2007 (c) MXN ......800,000    807,040
     6.25%, 12/31/2019 MXN ..............800,000    590,000
                                                  -----------

     Total Mexico ..........................      1,397,040

MOROCCO -- 0.50%
   Morocco Loan Participation, 6.062%,
     01/01/2009 (f) MAD..................442,857    354,286

NORWAY -- 0.36%
   Norwegian Treasury Bill, 6.50%,
    09/15/1999 NOK ....................2,000,000    253,848

PANAMA -- 0.36%
   Republic of Panama, (Step-Up Bond),
    4.00%, 07/17/2014 (e) PAB............350,000    256,375

PERU -- 1.04%
   Republic of Peru, (Step-Up
   Bond),
    4.50%, 03/07/2017 (e) PEN..........1,200,000    736,560

PHILIPPINES -- 0.36%
   Bangkok Sentral NG, 8.60%,
    06/15/2027 PHP ......................350,000    253,750

RUSSIA -- 1.18%
   Russian Federation, 12.75%,
    06/24/2028 RUR ....................1,500,000    840,000

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
GOVERNMENT SECURITIES (CONTINUED)

SLOVENIA -- 0.28%
   Republic of Slovenia, 5.375%,
     05/27/2005 SIT......................190,000  $ 200,061

SPAIN -- 0.28%
   Government of Spain, 6.00%,
     01/31/2008 .........................180,000    202,477

SWEDEN -- 0.20%
   Kingdom of Sweden, 6.50%,
    05/05/2008 SEK.....................1,100,000    143,004

UNITED KINGDOM -- 0.97%
   TRY, 6.50%, 12/07/2003 GBP ...........420,000    690,161

UNITED STATES -- 19.45%
U.S. GOVERNMENT AGENCY & AGENCY
    BACKED SECURITIES -- 13.77%
   Federal Home Loan Mortgage
   Corp.
     10.00%, 05/15/2020 .................$20,832     22,420
     11.565%, 06/15/2021 ................ 27,870     27,838
    6.50% , TBA (a) .....................300,000    289,593
   Federal National Mortgage
   Association
    7.368%, 08/17/2003 ..................571,535    574,084
    13.00%, 11/01/2015 ....................5,608      6,542
    7.00%, 11/18/2015 (c) ...............499,053    497,805
    10.40%, 04/25/2019 ...................37,053     40,190
    8.77%, 03/17/2020 - Interest Only ...690,038     16,180
    6.50%, 02/01/2026 ...................227,148    219,409
    8.15%, 02/25/2035 - Interest Only .2,384,001    174,843
    9.50%, 10/17/2036 - Interest Only .4,227,932    108,916
    7.458%, 06/25/2038 - Interest Only 6,253,618    359,940
    6.00%, TBA (a) ....................4,750,000  4,462,008
    6.50%, TBA (a) ....................1,000,000    964,680
    7.50%, TBA (a) ....................2,000,000  2,020,000
                                                  -----------
                                                  9,784,448

U.S. TREASURY BONDS -- 2.10%
      6.125%, 11/15/2027 (g) ............100,000     99,328
    5.50%, 08/15/2028 (g) ............... 70,000     64,093
    5.25%, 11/15/2028 (c) .............1,500,000  1,329,615
                                                  -----------
                                                  1,493,036

U.S. TREASURY NOTES -- 3.58%
    5.25%, 05/31/2001 (g) .............2,000,000  1,990,620
    4.75%, 02/15/2004 (g) ...............100,000     96,187
    4.75%, 11/15/2008 (g) ...............500,000    459,140
                                                  -----------
                                                  2,545,947
                                                  -----------

    Total United States .................        13,823,431

VENEZUELA -- 2.41%
   Republic of Venezuela
    6.00%, 03/31/2007 (f) VEB ...........380,950    287,618
    5.937%, 12/18/2007 (f) VEB ..........404,761    309,157
    13.625%, 08/15/2018 (c) VEB .......1,250,000  1,118,750
                                                  -----------

    Total Venezuela ........................      1,715,525
                                                  -----------

     Total Government Securities
       (cost $29,726,470) ..................      29,195,949
                                                  -----------


                     See notes to the financial statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                       PRINCIPAL     MARKET
                                          AMOUNT      VALUE
                                          ------      -----
ASSET BACKED SECURITIES -- 8.17%

   Airplane Pass-through Trust,
   10.875%,
     03/15/2019 ........................$250,000  $ 240,755
   Commercial Mortgage Asset Trust,
     7.35%, 08/17/2013 ................1,000,000    972,530
   ContiMortgage Home Equity Loan
     Trust, 7.00%, 12/25/2029 ...........500,000    420,636
   Countrywide Mortgage Backed
     Securities Inc., 7.75%,
     06/25/2024 .........................699,902    707,778
   DLJ Commercial Mortgage Corp.
     Interest Only
     7.15%, 05/10/2023 ................4,449,204    191,636
     9.50%, 11/12/2031 ................4,475,987    235,311
   GE Capital Mortgage Services Inc.,
     6.75%, 10/25/2028 ..................397,081    351,361
   Green Tree Financial Corp., 7.07%,
       01/15/2029 (c) ...................572,308    567,832
   First Union Residential
   Securitization
      Transactions Inc., 7.00%,
   08/25/2028 ........................... 98,407     89,618
   Mid-State Trust VI, 7.34%,
       07/1/2035 (c).....................777,354    783,184
   PNC Mortgage Securities Corp.
     6.75%, 05/25/2028 ..................148,453    139,837
     6.839%, 05/25/2028 .................222,614    199,995
     6.735%, 07/25/2028 .................197,494    175,452
     6.772%, 03/25/2029 .................423,823    402,129
     6.904%, 04/25/2029 .................363,906    327,880
                                                  -----------

     Total Asset Backed Securities
       (cost $5,987,907) ................         5,805,934
                                                  -----------

                                                     MARKET
                                          SHARES      VALUE
                                          ------      -----
PREFERRED STOCKS -- 0.00%

HOLDING COMPANIES -DIVERSIFIED - 0.00%
   TCR Holdings C .......................    241    $    14
   TCR Holdings D .......................    636         34
   TCR Holdings E .......................  1,316         83
   TCR Holdings B .......................    439         25
                                                  -----------

     Total Preferred Stocks
       (cost $156) ......................               156
                                                  -----------

WARRANTS -- 0.00%
   United Mexican States ................    356      2,225
                                                  -----------

     Total Warrants
       (cost $5,613) ....................             2,225
                                                  -----------

                                       PRINCIPAL
                                          AMOUNT
                                          ------
SHORT TERM INVESTMENTS -- 23.15%

MONEY MARKET FUND -- 0.00%
   SSgA Money Market Fund, 4.83% (b) .... $   93         93

REPURCHASE AGREEMENTS -- 23.15%
   Repurchase Agreement with State
    Street Bank, 4.70% (Collateralized
    by $13,955,000 U.S. Treasury Bond,
    7.875%, due 02/15/2021, market
    value $16,789,512), acquired on
    06/30/1999, due 07/01/1999 .......16,458,000 16,458,000
                                                 ------------

     Total Short Term Investments
       (cost $16,458,093) ...............        16,458,093
                                                  -----------

TOTAL INVESTMENTS -- 100%
   (cost $73,064,664) ...................       $71,079,324
                                                  ===========


--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c) Security pledged as collateral for investment purchased on a when-issued basis.
(d) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 1999.
(f) Coupon is indexed to six month Libor. Rate stated is in effect as of June 30, 1999.
(g)  All or a portion of this security has been loaned.

Based on the cost of investments of $73,377,181 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $180,134, the gross unrealized depreciation was $2,477,991 and the net unrealized depreciation on investments was $2,297,857.

Forward foreign currency exchange contracts open at June 30, 1999:


 SETTLEMENT                                            U.S. $ VALUE                                        U.S. $ VALUE
    DATE              CURRENCY TO BE DELIVERED          AT 6/30/99          CURRENCY TO BE RECEIVED         AT 6/30/99
    ----              ------------------------          ----------          -----------------------         ----------

      7/28/99         977,897  Australian $              $ 646,624         640,755  US $                     $ 640,755
      7/28/99         149,665  Euro                        154,596         158,231  US $                       158,231
      7/28/99         947,975  US $                        947,975         909,950  Euro                       939,925
      7/28/99         122,309  Euro                        126,338       1,000,000  Norweigian Krone           127,283
      7/28/99         105,399  Euro                        108,871         920,000  Swedish Krona              109,121
      7/28/99         442,991  British Sterling Pound      698,380         704,853  US $                       704,853
      7/28/99       1,000,000  Norweigian Krone            126,779         127,543  US $                       127,543
      7/28/99         122,309  Euro                        127,283       1,000,000  Norweigian Krone           126,778
      7/28/99         920,000  Swedish Krona               108,558         108,108  US $                       108,108
      7/28/99         105,399  Euro                        109,121         920,000  Swedish Krona              108,558
      1/10/00           7,500  Canadian $                    5,107           5,085  US $                         5,085
                                                     -----------------                                    ----------------
                                                        $3,159,632                                          $3,156,240
                                                     =================                                    ================

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL High Yield Bond Series


Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........  $      9,892,971
                                             ================

Investments in securities, at value .......  $      9,362,947
Receivables:
   Interest ...............................           180,016
   Fund shares sold .......................             8,237
                                             ----------------
TOTAL ASSETS ..............................         9,551,200
                                             ----------------

LIABILITIES
Payables:
   Investment advisory fees ...............             6,112
   Administrative fees ....................               764
   Fund shares redeemed ...................               171
                                             ----------------
TOTAL LIABILITIES .........................             7,047
                                             ================
NET ASSETS ................................  $      9,544,153
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital ...........................  $      9,858,216
Undistributed net investment income .......           346,778
Accumulated net realized loss
   on investments .........................          (130,817)
Net unrealized depreciation on investments           (530,024)
                                             ================
NET ASSETS ................................  $      9,544,153
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............           991,702
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $          9.62
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest ...............................   $       382,608
                                              ---------------

EXPENSES
   Investment advisory fees ...............            33,003
   Administrative fees ....................             4,125
                                              ---------------
TOTAL OPERATING EXPENSES ..................            37,128
                                              ---------------
NET INVESTMENT INCOME .....................           345,480
                                              ---------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on investments ..........          (117,570)
Net change in unrealized depreciation
   on investments .........................          (227,548)
                                              ---------------
NET REALIZED AND UNREALIZED LOSSES ........          (345,118)
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................   $           362
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL High Yield Bond Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                                        PERIOD FROM
                                                                                                SIX MONTHS               MARCH 2,
                                                                                                   ENDED                 1998* TO
                                                                                                 JUNE 30,              DECEMBER 31,
                                                                                                   1999                    1998
                                                                                              -----------------      ---------------
Operations:
Net investment income ............................................................             $   345,480              $   396,742
Net realized loss on investments .................................................                (117,570)                 (13,247)
Net change in unrealized depreciation on investments .............................                (227,548)                (302,476)
                                                                                               -----------              -----------
Net increase in net assets from operations .......................................                     362                   81,019
                                                                                               -----------              -----------

Distributions to shareholders:
From net investment income .......................................................                    --                   (395,444)
From net realized gains on investment transactions ...............................                    --                       --
                                                                                               -----------              -----------
Total distributions to shareholders ..............................................                    --                   (395,444)
                                                                                               -----------              -----------

Share transactions:
Proceeds from the sale of shares .................................................               2,690,681                8,246,639
Reinvestment of distributions ....................................................                    --                    395,444
Cost of shares redeemed ..........................................................                (535,004)                (939,544)
                                                                                               -----------              -----------
Net increase in net assets from share transactions ...............................               2,155,677                7,702,539
                                                                                               -----------              -----------

Net increase in net assets .......................................................               2,156,039                7,388,114

Net assets beginning of period ...................................................               7,388,114                     --
                                                                                               -----------              -----------

Net assets end of period .........................................................             $ 9,544,153              $ 7,388,114
                                                                                               ===========              ===========

Undistributed net investment income ..............................................             $   346,778              $     1,298
                                                                                               ===========              ===========
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL High Yield Bond Series

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                                    SIX MONTHS         MARCH 2,
                                                                                                      ENDED            1998* TO
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                 ----------------- -----------------
Selected Per Share Data

Net asset value, beginning of period .................................................            $       9.59      $      10.00
                                                                                                  ------------      ------------
Income from operations:
Net investment income ................................................................                    0.35              0.54
Net realized and unrealized losses on investments ....................................                   (0.32)            (0.41)
                                                                                                  ------------      ------------
Total income from operations .........................................................                    0.03              0.13
                                                                                                  ------------      ------------

Less distributions:
From net investment income ...........................................................                     --              (0.54)
From net realized gains on investment transactions ...................................                     --                --
Total distributions ..................................................................                     --              (0.54)
                                                                                                  ------------      ------------
Net increase (decrease) ..............................................................                    0.03             (0.41)
                                                                                                  ------------      ------------

Net asset value, end of period .......................................................            $       9.62      $       9.59
                                                                                                  ============      ============

Total Return (a) .....................................................................                    0.31%             1.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............................................            $      9,544      $      7,388
Ratio of net operating expenses to average net assets (b) (c) ........................                    0.90%             0.95%
Ratio of net investment income to average net assets (b) (c) .........................                    8.37%             7.80%
Portfolio turnover ...................................................................                   14.35%            37.45%

Ratio information assuming no expense reimbursement:
Ratio of net operating expenses to average net assets (b) ............................                    0.90%             1.39%
Ratio of net investment income to average net assets (b) .............................                    8.37%             7.36%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                      PRINCIPAL      MARKET
                                         AMOUNT       VALUE
                                         ------       -----
ASSET BACKED SECURITIES - 1.33%

DIVERSIFIED FINANCIAL SERVICES -
1.33%
   Airplane Pass-through Trust,
   10.875%,
     03/15/2019.....................  $ 125,000   $ 124,913
                                                  -----------
     Total Asset Backed Securities
       (cost $125,620)..............                124,913
                                                  -----------

CORPORATE BONDS - 90.45%

ADVERTISING - 1.27%
   SITEL Corp., 9.25%, 03/15/2006...    125,000     119,218

AEROSPACE & DEFENSE - 2.39%
   BE Aerospace Inc., 8.00%,
   03/01/2008.......................    125,000     118,438
   Stellex Industries Inc., 9.50%,
     11/01/2007.....................    125,000     105,000
                                                  -----------
                                                    223,438

AUTO MANUFACTURERS - 1.31%
   Navistar International Corp.,
   8.00%,
     02/01/2008.....................    125,000     122,500

AUTO PARTS & EQUIPMENT - 4.12%
   American Axle & Manufacturing
   Inc.,
     9.75%, 03/01/2009..............    125,000     124,375
   Breed Technologies Inc.,
   (Step-Up Bond),
     (144a), 9.25%, 04/15/2008 (b) .    100,000      16,000
   JL French Automotive Castings,
     11.50%, 06/01/2009.............    125,000     126,250
   Lear Corp., 8.11%, 05/15/2009....    125,000     119,375
                                                  -----------
                                                    386,000

BUILDING MATERIALS - 0.54%
   International Utility
   Structures, 10.75%,
     02/01/2008.....................     50,000      50,124

CHEMICALS - 3.87%
   Lyondell Chemical Co., 9.875%,
     05/01/2007.....................    125,000     127,188
   Octel Development Plc, (144a),
     10.00%, 05/01/2006.............    125,000     128,750
   PCI Chemicals Canada Inc., 9.25%,
     10/15/2007.....................    125,000     106,250
                                                  -----------
                                                    362,188
COMMERCIAL SERVICES - 5.20%
   Avis Rent A Car Inc., 11.00%,
     05/01/2009.....................
                                        125,000     126,719
   Iron Mountain Inc., 8.75%,
   09/30/2009.......................    125,000     123,438
   Kindercare Learning Centers Inc.,
     9.50%, 02/15/2009..............    125,000     118,437
   Protection One Alarm Monitoring
   Inc.,
     8.125%, 01/15/2009.............    125,000     118,437
                                                  -----------
                                                    487,031

                                      PRINCIPAL      MARKET
                                         AMOUNT       VALUE
                                         ------       -----
CORPORATE BONDS (CONTINUED)

COSMETICS & PERSONAL CARE - 2.25%
   French Fragrances Inc., 10.375%,
     05/15/2007.....................  $ 125,000   $ 127,500
   Revlon Worldwide Corp., Zero
   Coupon,
     03/15/2001.....................    125,000      83,438
                                                  -----------
                                                    210,938

DIVERSIFIED FINANCIALS SERVICES -
6.29%
   ContiFinancial Corp.
     8.125%, 04/01/2008.............     75,000      64,500
     7.50%, 03/15/2002..............     50,000      41,375
   DVI Inc., 9.875%, 02/01/2004.....    125,000     121,562
   Polymer Group Inc., 9.00%,
   07/01/2007.......................    125,000     121,250
   United Industries Corp., 9.875%,
     04/01/2009.....................    125,000     118,750
   Williams Scotsman Inc., 9.875%,
     06/01/2007.....................    125,000     121,094
                                                  -----------
                                                    588,531

ELECTRIC - 1.35%
   Enersis SA, 9.75%, 06/15/2009....    125,000     125,937

ENTERTAINMENT - 3.90%
   Hollywood Park Inc., 9.25%,
   02/15/2007.......................    125,000     123,438
   Park Place Entertainment Corp.,
     7.875%, 12/15/2005.............    125,000     118,750
   Sun International Hotels Ltd.,
   8.625%,
     12/15/2007.....................    125,000     122,500
                                                  -----------
                                                    364,688

ENVIRONMENTAL CONTROLS - 2.63%
   Allied Waste Industries Inc.,
   7.875%,
     01/01/2009.....................    125,000     115,781
   Safety-Kleen Services Inc.,
   9.25%,
     06/01/2008.....................    125,000     130,313
                                                  -----------
                                                    246,094

FOOD - 1.12%
   Ameriserve Food Distribution
   Inc.,
     10.125%, 07/15/2007............    125,000     105,000

HEALTHCARE - 2.59%
   Dade International Inc., 11.125%,
     05/01/2006.....................    125,000     131,250
   Kinetic Concepts Inc., 9.625%,
     11/01/2007.....................    125,000     111,250
                                                  -----------
                                                    242,500

HOLDING COMPANIES-DIVERSIFIED -
1.24%
   High Voltage Engineering Corp.,
     10.50%, 08/15/2004.............
                                        125,000     116,093


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                                      PRINCIPAL      MARKET
                                         AMOUNT       VALUE
                                         ------       -----
CORPORATE BONDS (CONTINUED)

HOUSEHOLD PRODUCTS - 2.23%
   Ekco Group Inc., 9.25%,
   04/01/2006.......................  $ 125,000   $ 126,875
   Indesco International Inc.,
   (Step-Up
     Bond), 9.75%, 04/15/2008 (b) ..    125,000      82,188
                                                  -----------
                                                    209,063

LODGING - 1.22%
   HMH Properties Inc., 7.875%,
     08/01/2008.....................    125,000     114,688

MANUFACTURING - 5.42%
   Axiohm Transaction Solutions,
   (Step-Up                             125,000      81,250
      Bond), 9.75%, 10/01/2007 (b) .
   Foamex L.P./Foamex Capital Corp.,
     9.875%, 06/15/2007.............    125,000     106,250
   Furon Co., 8.125%, 03/01/2008....    125,000     117,500
   Hexcel Corp., 9.75%, 01/15/2009..     75,000      75,281
   Simmons Co., 10.25%, 03/15/2009..    125,000     127,188
                                                  -----------
                                                    507,469

MEDIA - 11.76%
   Adelphia Communications Corp.,
     9.50%, 02/15/2004..............     17,090      17,560
   Century Communications Corp.,
     8.375%, 12/15/2007.............    125,000     120,625
   CSC Holdings Inc., 7.625%,
   07/15/2018.......................    125,000     118,508
   Falcon Holding Group L.P.,
   8.375%,
     04/15/2010.....................    125,000     123,438
   Frontiervision Holdings L.P.,
   11.00%,
     10/15/2006.....................    125,000     136,250
   Hollinger International
   Publishing Inc.,
     9.25%, 03/15/2007..............    125,000     127,812
   Mediacom LLC/Mediacom Capital
   Corp.,
     8.50%, 04/15/2008..............    125,000     120,000
   Telewest Communications Plc,
   (Step-Up
     Bond), 9.25%, 04/15/2009 (b)...    125,000      83,281
   United International Holdings
   Inc., (Step-
     Up Bond), 10.75%, 02/15/2008
   (b)..............................    200,000     132,000
   World Color Press Inc., 8.375%,
     11/15/2008.....................    125,000     121,875
                                                  -----------
                                                  1,101,349

METALS & MINING - 1.31%
   AEI Holdings Inc., 10.50%,
   12/15/2005.......................    125,000     122,188

OIL & GAS PRODUCERS - 3.55%
   Canadian Forest Oil Ltd., 8.75%,
     09/15/2007 CAD.................    100,000      96,249
   Clark Refining & Marketing Inc.,
     8.875%, 11/15/2007.............    125,000     106,719
   Pennzoil Quaker State Co.,
   10.25%,
     11/01/2005.....................    125,000     129,391
                                                  -----------
                                                    332,359

                                      PRINCIPAL      MARKET
                                         AMOUNT       VALUE
                                         ------       -----
CORPORATE BONDS (CONTINUED)

PACKAGING & CONTAINERS - 2.68%
   Ball Corp., 7.75%, 08/01/2006....  $ 125,000   $ 122,500
   Delta Beverage Group Inc., 9.75%,
     12/15/2003.....................    125,000     128,750
                                                  -----------
                                                    251,250
PHARMACEUTICALS - 1.18%
   NBTY Inc., 8.625%, 09/15/2007....    125,000     110,468

REAL ESTATE - 1.28%
   Forest City Enterprises Inc.,
   8.50%,
     03/15/2008.....................    125,000     119,375

RETAIL - 7.22%
   Cole National Corp., 8.625%,
     08/15/2007.....................    125,000     107,500
   Finlay Fine Jewelry Corp.,
   8.375%,
     05/01/2008.....................     125,000    121,094
   Guitar Center Management Co.
   Inc.,
     11.00%, 07/01/2006.............    125,000     130,000
   Home Interiors & Gifts Inc.,
   10.125%,
     06/01/2008.....................    125,000     124,688
   Leslie's Poolmart Inc., 10.375%,
     07/15/2004.....................    125,000     129,687
   Purina Mills Inc., 9.00%,
   03/15/2010.......................     80,000      63,000
                                                  -----------
                                                    675,969

TELECOMMUNICATIONS - 8.55%
   Centennial Cellular Operating
   Co.,
     10.75%, 12/15/2008.............    125,000     129,375
   International Cabletel Inc.,
   11.50%,
     02/01/2006.....................    150,000     130,500
   Jordan Telecom Products, 11.75%,
     08/01/2007.....................    150,000     127,875
   Metronet Communications Corp.,
     9.95%, 06/15/2008 CAD..........    200,000     148,000
   Nextel Communications Inc.,
   (Step-Up
      Bond), 9.75%, 10/31/2007 (b) .    200,000     139,500
   Orange Plc, 9.00%, 06/01/2009 ...    125,000     125,000
                                                  -----------
                                                    800,250

TOBACCO - 1.08%
   North Altlantic Trading Inc.,
   11.00%,

   06/15/2004......................     100,000     101,500

TRANSPORTATION - 2.90%
   Atlantic Express Transportation
   Corp.,
     10.75%, 02/01/2004.............    100,000      99,750
   Enterprises Ship Holding Corp.,
   (Step-Up
      Bond), 8.875%, 05/01/2008 (b).    125,000      87,188
   Holt Group Inc., (Step-Up Bond),
   9.75%,
      01/15/2006 (b) ...............    125,000      85,000
                                                  -----------
                                                    271,938

     Total Corporate Bonds
       (cost $8,997,463)............              8,468,146
                                                  -----------


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                                      PRINCIPAL      MARKET
                                         AMOUNT       VALUE
                                         ------       -----
SHORT TERM INVESTMENTS - 8.22%

MONEY MARKET FUND - 0.01%
   SSgA Money Market Fund, 4.83% (a)    $   888     $   888

REPURCHASE AGREEMENT - 8.21%
   Repurchase Agreement with State
   Street Bank, 4.70%,
   (collateralized by $655,000
   U. S. Treasury Bond, 7.875%,
   due 02/15/2021, market value
   $788,042), aquired on
   06/30/1999, due 07/01/1999 ......    769,000     769,000
                                                  -----------

     Total Short Term Investments
       (cost $769,888)..............                769,888
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $9,892,971)................             $9,362,947
                                                 ============

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(b) Denoted deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

Based on the cost of investments of $9,892,971 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $64,627, the gross unrealized depreciation was $594,651 and the net unrealized depreciation on investments was $530,024.

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........  $   126,115,253
                                             ================

Investments in securities, at value .......  $   123,961,154
Receivables:
  Interest ................................          609,145
  Fund shares sold ........................           67,132
Collateral for securities loaned ..........        8,596,883
                                             ----------------
TOTAL ASSETS ..............................      133,234,314
                                             ----------------

LIABILITIES
Payables:
  Investment advisory fees ................           51,217
  Administrative fees .....................            7,317
  Fund shares redeemed ....................          103,169
  Investment securities purchased .........       31,944,266
Return of collateral for securities loaned         8,596,883
Other liabilities .........................           19,937
                                             ----------------
TOTAL LIABILITIES .........................       40,722,789
                                             ----------------
NET ASSETS ................................  $    92,511,525
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital ...........................  $    93,278,944
Undistributed net investment income .......        2,036,984
Accumulated net realized loss on
investments................................         (650,304)
Net unrealized depreciation on investments        (2,154,099)
                                             ----------------
NET ASSETS ................................  $    92,511,525
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............        8,514,975
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................   $        10.86
                                              ===============

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Interest ...............................   $    2,316,193
   Security lending income ................           33,376
                                              ---------------
TOTAL INVESTMENT INCOME ...................        2,349,569
                                              ---------------

EXPENSES
   Investment advisory fees ...............          273,512
   Administrative fees ....................           39,073
                                              ---------------
TOTAL OPERATING EXPENSES ..................          312,585
                                              ---------------
NET INVESTMENT INCOME .....................        2,036,984
                                              ---------------

REALIZED AND UNREALIZED LOSSES
Net realized loss on investments ..........         (674,257)
Net change in unrealized depreciation
   on investments .........................       (3,487,439)
                                              ---------------
NET REALIZED AND UNREALIZED LOSSES ........       (4,161,696)
                                              ---------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS ........................   $   (2,124,712)
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Statements of Changes in Net Assets (Unaudited)


                                                                                                    SIX MONTHS
                                                                                                      ENDED           YEAR ENDED
                                                                                                    JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                  ----------------  ----------------

Operations
Net investment income ................................................................          $  2,036,984           $  2,190,808
Net realized gain (loss) on investments ..............................................              (674,257)               773,031
Net change in unrealized appreciation (depreciation) on investments ..................            (3,487,439)               644,456
                                                                                                ------------           ------------
Net increase (decrease) in net assets from operations ................................            (2,124,712)             3,608,295
                                                                                                ------------           ------------

Distributions to shareholders
From net investment income ...........................................................                  --               (2,196,524)
From net realized gains on investment transactions ...................................                  --                 (771,611)
                                                                                                ------------           ------------
Total distributions to shareholders ..................................................                  --               (2,968,135)
                                                                                                ------------           ------------

Share transactions
Proceeds from the sale of shares .....................................................            47,326,141             51,208,295
Reinvestment of distributions ........................................................                  --                2,968,135
Cost of shares redeemed ..............................................................           (16,474,518)           (16,420,509)
                                                                                                ------------           ------------
Net increase in net assets from share transactions ...................................            30,851,623             37,755,921
                                                                                                ------------           ------------

Net increase in net assets ...........................................................            28,726,911             38,396,081

Net assets beginning of period .......................................................            63,784,614             25,388,533
                                                                                                ------------           ------------

Net assets end of period .............................................................          $ 92,511,525           $ 63,784,614
                                                                                                ============           ============

Undistributed net investment income ..................................................          $  2,036,984           $       --
                                                                                                ============           ============


                     See notes to the financial statements.

JNL SERIES TRUST
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Financial Highlights (Unaudited)

                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO        1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998           1997            1996           1996
                                                       --------------- -------------- --------------- --------------- --------------
Selected Per Share Data

Net asset value, beginning of period .................   $  11.15     $     10.69     $    10.20       $    10.09       $   10.00
                                                         --------     -----------     ----------       ----------       ---------
Income from operations:
Net investment income ................................       0.24            0.41           0.44             0.24            0.45
Net realized and unrealized gains
  (losses) on investments ............................      (0.53)           0.60           0.49             0.24            0.02
                                                         --------     -----------     ----------       ----------       ---------
Total income (loss) from operations ..................      (0.29)           1.01           0.93             0.48            0.47
                                                         --------     -----------     ----------       ----------       ---------

Less distributions:
From net investment income ...........................        --            (0.41)         (0.42)           (0.34)          (0.34)
From net realized gains on investment transactions ...        --            (0.14)         (0.02)           (0.03)          (0.04)
Total distributions ..................................        --            (0.55)         (0.44)           (0.37)          (0.38)
                                                         --------     -----------     ----------       ----------       ---------
Net increase (decrease) ..............................      (0.29)           0.46           0.49             0.11            0.09
                                                         --------     -----------     ----------       ----------       ---------

Net asset value, end of period .......................   $  10.86     $     11.15     $    10.69       $    10.20       $   10.09
                                                         ========     ===========     ==========       ==========       =========

Total Return (a) .....................................      (2.60)%          9.40%          9.16%            4.82%           4.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............   $ 92,512     $    63,785     $   25,389       $    9,832       $   3,007
Ratio of net operating expenses to average net
  assets (b) (c) .....................................       0.80%           0.85%          0.85%            0.84%           0.84%

Ratio of net expenses to average net assets (c) ......        --             1.28%          0.94%             --              --
Ratio of net investment income to average net
  assets (b) (c) .....................................       5.21%           5.33%          5.99%            5.72%           5.41%

Portfolio turnover ...................................      34.94%         429.70%        378.59%          218.50%         253.37%

Ratio information assuming no expense
   reimbursement or fees paid indirectly:
Ratio of net operating expenses
   to average net assets (b) .........................       0.80%           0.86%          0.96%            1.37%           2.53%
Ratio of net investment income
   to average net assets (b) .........................       5.21%           5.32%          5.88%            5.19%           3.72%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
CORPORATE BONDS -  0.10%

BANKS - 0.10%
     US Bank NA, 5.70%, 12/15/2008 . $ 140,000    $ 127,946
                                                 ------------

     Total Corporate Bonds
      (cost $139,635) ..............                127,946
                                                 ------------

U.S. GOVERNMENT SECURITIES - 64.49%

U.S. GOVERNMENT AGENCIES - 46.91%
   Federal Home Loan Bank
    5.94%, 06/13/2000 (c) ..........   300,000      301,173
    5.80%, 09/02/2008 (c) .......... 3,500,000    3,334,835
   Federal Home Loan Mortgage Corp.
    6.00%, 09/01/2010 ..............     2,983        2,901
    11.75%, 01/01/2011 (c) .........        39           39
    7.00%, 07/01/2011 (c) ..........    81,486       81,842
    6.50%, 08/01/2013 ..............   439,289      433,249
    10.00%, 03/01/2016 ............. 1,056,031    1,141,844
    8.25%, 04/01/2017 (c) ..........   172,016      179,192
    10.50%, 06/01/2020 (c) .........   530,391      571,491
    8.00%, 07/01/2020 (c) ..........   737,626      762,750
    6.247%, 03/17/2021 (c) .........   860,000      846,352
    8.50%, 03/15/2024 (c) .......... 1,750,000    1,866,865
    6.00%, 11/01/2028 (c)........... 4,373,561    4,112,503
    6.50%, TBA (a) ................. 9,000,000    8,677,980
   Federal National Mortgage
   Association
    14.50%, 11/01/2014 (c) .........     4,036        4,775
    12.50%, 09/01/2015 (c) .........    13,951       15,992
    13.00%, 11/01/2015 (c) .........    11,964       13,957
    12.00%, 01/01/2016 (c) .........   398,195      447,496
    12.50%, 01/15/2016 (c) .........   184,037      210,952
    11.50%, 04/01/2019 (c) .........     3,797        4,207
    10.50%, 08/01/2020 (c) .........    73,658       79,823
    6.50%, 03/01/2026 (c) ..........   299,774      289,561
    7.00%, 05/01/2026 (c) ..........   219,062      216,530
    9.00%, 08/01/2026 (c) ..........   280,138      295,492
    7.00%, 11/01/2028 (c) ..........   517,894      511,902
    7.00%, 12/01/2028 ..............   252,263      249,343
    6.793%, 12/28/2028 (c) ......... 1,703,781    1,684,985
    7.00%, 03/01/2029 .............. 1,071,832    1,059,430
    6.50%, 04/01/2029 (c) .......... 4,500,447    4,349,472
    6.527%, 05/25/2030 (c) ......... 2,250,000    2,213,190
    6.00%, TBA (a) ................. 4,750,000    4,462,008
    6.50%, TBA (a) .................19,600,000   18,907,728
   Government National Mortgage
   Association
    13.50%, 07/15/2010 (c) .........   150,989      174,431
    8.50%, 01/15/2018 (c) ..........   160,786      169,166
   Student Loan Marketing
   Association,
    7.50%, 03/08/2000 ..............   400,000      405,124

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
U.S. GOVERNMENT SECURITIES
(CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
   VENDEE Mortgage Trust, 7.25%,
     10/15/2010 (c) ................ $  70,398    $  70,288
                                                 ------------
                                                 58,148,868

U.S. TREASURY BONDS - 5.36%
   U.S. Treasury Bonds
    6.625%, 02/15/2027 (c) ......... 2,350,000    2,481,811
    6.375%, 08/15/2027 (c) ......... 1,000,000    1,024,690
    5.25%, 11/15/2028 .............. 1,000,000      886,410
    5.25%, 02/15/2029 (c) .......... 2,500,000    2,246,100
                                                 ------------
                                                  6,639,011

U.S. TREASURY NOTES - 12.22%
   U.S. Treasury Notes
    5.25%, 05/31/2001 .............. 1,000,000      995,310
    4.75%, 02/15/2004 (c) .......... 2,500,000    2,404,675
    4.75%, 11/15/2008 (d) ..........12,800,000   11,753,984
                                                 ------------
                                                 15,153,969
                                                 ------------

     Total U.S. Government
     Securities
      (cost $82,084,258) ...........             79,941,848
                                                 ------------

SHORT TERM INVESTMENTS - 35.41%

DIVERSIFIED FINANCIAL SERVICES -
17.41%
   Consolidated Coal Co., 5.25%,
    07/12/1999 (c) ................. 5,400,000    5,391,337
   Dynegy Inc., 5.25%, 07/12/1999 .. 5,400,000    5,391,338
   Imperial Tobacco Finance Plc.,
   5.30%,
    07/06/1999 ..................... 5,400,000    5,396,025
     Bombardier Inc., 6.25%,
    07/01/1999...................... 5,400,000    5,400,000
                                                 ------------
                                                 21,578,700

MONEY MARKET FUND - 0.00%
   SSgA Money Market Fund, 4.83%,
   (b) .............................       774          774

OIL & GAS PRODUCERS - 3.28%
   Conoco Inc., 5.22%, 07/12/1999 .. 4,075,000    4,068,500

REPURCHASE AGREEMENT - 10.39%
   Repurchase Agreement with State
     Street Bank, 4.70%,
     (Collateralized by
     $13,144,064 U.S. Treasury Bond,
     7.85%, due 2/15/2021, market
     value $13,144,064) acquired on
     06/30/1999, due 07/01/1999 .... 12,882,000   12,882,000


                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                                     PRINCIPAL       MARKET
                                        AMOUNT        VALUE
                                        ------        -----
SHORT TERM INVESTMENTS (CONTINUED)

RETAIL - 4.33%
   J.C. Penney Funding Corp.,
   5.25%,
    07/12/1999 .....................$5,370,000   $5,361,386
                                                 ------------


     Total Short Term Investments
      (cost $43,891,360) ...........             43,891,360
                                                 ------------


TOTAL INVESTMENTS -- 100%
   (cost $126,115,253) ....................      $123,961,154
                                                 ============


--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the yield quoted as of June 30, 1999.
(c) Security pledged as collateral for investments purchased on a when-issued basis.
(d)  All or a portion of this security has been loaned.

Based on the cost of investments of $126,115,253 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $273,181, the gross unrealized depreciation was $2,427,280 and the net unrealized depreciation on investments was $2,154,099.

                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL Established Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........  $    230,512,976
                                             ================

Investments in securities, at value .......  $    283,905,264
Cash ......................................            36,000
Foreign currency ..........................             4,178
Receivables:
   Dividends and interest .................          192,606
   Forward foreign currency
      exchange contracts ..................               722
   Foreign taxes recoverable ..............             6,705
   Fund shares sold .......................           117,360
   Investment securities sold .............         2,437,547
Collateral for securities loaned ..........        18,463,697
                                             ----------------
TOTAL ASSETS ..............................       305,164,079
                                             ----------------

LIABILITIES
Payables:
   Investment advisory fees ...............           181,239
   Administrative fees ....................            21,884
   Forward foreign currency
      exchange contracts ..................             2,630
   Foreign taxes expense ..................             3,914
   Fund shares redeemed ...................            22,828
   Investment securities purchased ........         5,186,022
Return of collateral for securities loaned         18,463,697
                                             ----------------
TOTAL LIABILITIES .........................        23,882,214
                                             ----------------
NET ASSETS ................................  $    281,281,865
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital ...........................  $    210,682,228
Undistributed net investment income .......           560,637
Accumulated net realized gain on
investments and foreign currency
related items .............................        16,648,023
Net unrealized appreciation (depreciation)
on:
   Investments ............................        53,392,288
   Foreign currency related items .........            (1,311)
                                             ----------------
NET ASSETS ................................  $    281,281,865
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED ............       13,590,714
                                             ================

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................  $          20.70
                                             ================

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................  $      1,361,797
   Interest ...............................           316,933
   Security lending income ................            22,645
   Foreign tax withholding ................           (25,154)
                                             ----------------
TOTAL INVESTMENT INCOME ...................         1,676,221
                                             ----------------

EXPENSES
   Investment advisory fees ...............           989,332
   Administrative fees ....................           119,017
                                             ----------------
TOTAL OPERATING EXPENSES ..................         1,108,349
                                             ----------------
NET INVESTMENT INCOME .....................           567,872
                                             ----------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
   Investments ............................        12,465,788
   Foreign currency related items .........           (59,123)
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................         7,933,763
   Foreign currency related items .........            (1,507)
                                             ----------------
NET REALIZED AND UNREALIZED GAINS .........        20,338,921
                                             ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................  $     20,906,793
                                             ================

                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL Established Growth Series

Statements of Changes in Net Assets (Unaudited)

                                                                                              SIX MONTHS
                                                                                                ENDED                 YEAR ENDED
                                                                                               JUNE 30,              DECEMBER 31,
                                                                                                 1999                    1998
                                                                                            ----------------        ----------------

Operations
Net investment income ..........................................................            $     567,872             $     639,960
Net realized gain (loss) on:
Investments ....................................................................               12,465,788                12,647,433
Foreign currency related items .................................................                  (59,123)                  (77,630)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................                7,933,763                27,869,207
Foreign currency related items .................................................                   (1,507)                      925
                                                                                            -------------             -------------
Net increase in net assets from operations .....................................               20,906,793                41,079,895
                                                                                            -------------             -------------

Distributions to shareholders
From net investment income .....................................................                     --                    (627,111)
From net realized gains on investment transactions .............................                     --                  (9,129,666)
                                                                                            -------------             -------------
Total distributions to shareholders ............................................                     --                  (9,756,777)
                                                                                            -------------             -------------

Share transactions
Proceeds from the sale of shares ...............................................               64,376,886                88,065,942
Reinvestment of distributions ..................................................                     --                   9,756,777
Cost of shares redeemed ........................................................              (20,601,043)              (36,568,552)
                                                                                            -------------             -------------
Net increase in net assets from share transactions .............................               43,775,843                61,254,167
                                                                                            -------------             -------------

Net increase in net assets .....................................................               64,682,636                92,577,285

Net assets beginning of period .................................................              216,599,229               124,021,944
                                                                                            -------------             -------------

Net assets end of period .......................................................            $ 281,281,865             $ 216,599,229
                                                                                            =============             =============

Undistributed net investment income (loss) .....................................            $     560,637             $      (7,235)
                                                                                            =============             =============

                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL Established Growth Series

Financial Highlights (Unaudited)

                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO         1995* TO
                                                          JUNE 30,        YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       -------------------------------
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period ...................   $    19.06   $     15.62      $     12.56    $    11.36      $    10.00
                                                           ----------   -----------      -----------    ----------      ----------
Income from operations:
Net investment income ..................................         0.04          0.05             0.06          0.03            0.07
Net realized and unrealized gains on investments and
  foreign currency related items .......................         1.60          4.29             3.64          1.81            2.68
                                                           ----------   -----------      -----------    ----------      ----------
   Total income from operations ........................         1.64          4.34             3.70          1.84            2.75
                                                           ----------   -----------      -----------    ----------      ----------

Less distributions:
From net investment income .............................          --          (0.06)           (0.03)        (0.04)          (0.06)
From net realized gains on investment transactions .....          --          (0.84)           (0.61)        (0.09)          (1.33)
Return of capital ......................................          --            --               --          (0.51)            --
                                                           ----------   -----------      -----------    ----------      ----------
   Total distributions .................................          --          (0.90)           (0.64)        (0.64)          (1.39)
                                                           ----------   -----------      -----------    ----------      ----------
   Net increase ........................................         1.64          3.44             3.06          1.20            1.36
                                                           ----------   -----------      -----------    ----------      ----------

Net asset value, end of period .........................   $    20.70   $     19.06      $     15.62    $    12.56      $    11.36
                                                           ==========   ===========      ===========    ==========      ==========

Total Return (a) .......................................         8.60%        27.78%           29.47%        16.12%          28.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $  281,282   $   216,599      $   124,022    $   32,291      $    8,772
Ratio of net operating expenses to average net
  assets (b) (c) .......................................         0.93%         0.95%            0.98%         1.00%           1.00%

Ratio of net investment income to average net
  assets (b) (c) .......................................         0.48%         0.38%            0.43%         0.59%           0.75%

Portfolio turnover .....................................        28.12%        54.93%           47.06%        36.41%         101.13%

Ratio information assuming no expense reimbursement
   or fees paid indirectly:
Ratio of net operating expenses
   to average net assets (b) ...........................         0.93%         0.95%            0.98%         1.11%           2.09%
Ratio of net investment income (loss)
  to average net assets (b) ............................         0.48%         0.38%            0.43%         0.48%          (0.34)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                      MARKET
                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS - 94.52%

BERMUDA - 0.50%
INSURANCE - 0.50%
   Partnerre Ltd. .....................    37,800 $1,412,775

CANADA - 0.67%
INSURANCE - 0.67%
   Fairfax Financial Holdings Ltd. (a).     7,100  1,904,584

GERMANY - 0.09%
PHARMACEUTICALS - 0.09%
   Gehe AG ............................     5,300    243,672

HONG KONG - 1.07%
BANKS - 0.27%
   HSBC Holdings Plc ..................    21,000    765,989

HOLDING COMPANIES - DIVERSIFIED - 0.80%
   Hutchison Whampoa Ltd. .............   250,100  2,264,522
                                                  ------------

     Total Hong Kong ..................            3,030,511

ITALY - 0.78%
TELECOMMUNICATIONS - 0.78%
   Telecom Italia SPA .................   156,900  1,630,343
   TIM SPA ............................   158,000    581,461
                                                  ------------

     Total Italy ......................            2,211,804

JAPAN - 0.22%
COMPUTERS - 0.22%
   Fujitsu Ltd. .......................    31,000    635,365

LUXEMBOURG - 0.52%
REAL ESTATE - 0.52%
   Security Capital U.S. Realty .......    78,150  1,484,850

NETHERLANDS - 1.32%
COMPUTERS - 0.34%
   Getronics NV .......................    25,068    963,882

MEDIA - 0.98%
   VNU NV .............................    36,000  1,438,036
   Wolters Kluwer NV ..................    33,600  1,336,972
                                                  ------------
                                                   2,775,008
                                                  ------------

     Total Netherlands ................            3,738,890

SWITZERLAND - 0.94%
BANKS - 0.21%
   UBS AG (a) .........................     2,000    596,746

PHARMACEUTICALS - 0.73%
   Roche Holding AG ...................       202  2,075,725
                                                  ------------

     Total Switzerland ................            2,672,471

UNITED KINGDOM - 1.42%
COMMERCIAL SERVICES - 0.29%
   Rentokil Initial Plc ..................209,300    811,577

FOOD - 0.39%
   Compass Group Plc .....................112,300  1,114,296

                                                      MARKET
                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
HOLDING COMPANIES - DIVERSIFIED - 0.74%
   Tomkins Plc ........................   485,740 $2,105,531
                                                  ------------

     Total United Kingdom .............            4,031,404

UNITED STATES - 86.99%
ADVERTISING - 1.12%
   Omnicom Group Inc. (c) .............    39,800  3,184,000

AEROSPACE & DEFENSE - 1.09%
   AlliedSignal Inc. ..................    49,200  3,099,600

APPAREL - 0.45%
   Nike Inc. ..........................    20,300  1,285,244

BANKS - 4.41%
   Bank of America Corp. (c) ..........    47,049  3,449,280
   Bank of New York Co. Inc. ..........    82,300  3,019,381
   Mellon Bank Corp. ..................    35,100  1,276,763
   Wells Fargo Co. ....................   111,800  4,779,450
                                                  ------------
                                                  12,524,874

BEVERAGES - 1.19%
   Coca-Cola Co. ......................    16,400  1,025,000
   PepsiCo Inc. .......................    60,900  2,356,069
                                                  ------------
                                                   3,381,069

BIOTECHNOLOGY - 0.30%
   Amgen (a)...........................    14,100    858,338

BUILDING MATERIALS - 0.60%
   Masco Corp. ........................    59,200  1,709,400

COMMERCIAL SERVICES - 0.57%
   Concord EFS Inc. (a) ...............    16,800    710,850
   Gartner Group Inc. (c) .............    44,100    904,050
                                                  ------------
                                                   1,614,900

COMPUTERS - 3.62%
   Cisco Systems Inc. (a) .............    49,600  3,199,200
   Dell Computer Corp. (a) ............    44,500  1,646,500
   EMC Corp. ..........................    24,300  1,336,500
   Hewlett-Packard Co. ................    30,200  3,035,100
   Sun Microsystems Inc. (a) ..........    15,500  1,067,563
                                                  ------------
                                                  10,284,863

COSMETICS & PERSONAL CARE - 1.15%
   Colgate-Palmolive Co. ..............    12,300  1,214,625
   Gillette Co. .......................    14,800    606,800
   Kimberly-Clark Corp. ...............    21,300  1,214,100
   Proctor & Gamble Co. ...............     2,500    223,125
                                                  ------------
                                                   3,258,650

DIVERSIFIED FINANCIAL SERVICES - 8.09%
   American Express Co. ...............     9,700  1,262,212
   Associates First Capital Corp. .....    70,400  3,119,600
   Citigroup Inc. .....................   132,075  6,273,563
   Federal Home Loan Mortgage Corp. ...   131,400  7,621,200
   Federal National Mortgage
   Association ........................    45,400  3,104,225
   Goldman Sachs Group Inc. ...........     4,700    339,575
   Morgan Stanley Dean Witter & Co. ...    10,800  1,107,000
   TD Waterhouse Group (a) (c) ........     5,500    137,844
                                                  ------------
                                                  22,965,219


                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                      MARKET
                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
ELECTRONICS - 1.75%
   Maxim Integrated Products Inc. (a)      44,700  $2,972,550
   Solectron Corp. (a) ................    30,100   2,007,294
                                                  -------------
                                                    4,979,844

ENTERTAINMENT - 0.34%
   Mirage Resorts Inc. (a) ............    58,100     973,175

ENVIRONMENTAL CONTROL - 1.41%
   Waste Management Inc. ..............    74,500   4,004,375

FOOD - 2.76%
   Kroger Co. .........................    90,600   2,531,138
   Safeway Inc. (a) ...................    84,800   4,197,600
   Sara Lee Corp. .....................    48,200   1,093,537
                                                  -------------
                                                    7,822,275

HEALTHCARE - 3.41%
   Baxter International Inc. ..........    17,100   1,036,688
   Boston Scientific Corp. (a) ........    17,300     760,119
   HEALTHSOUTH Corp. (a) ..............    53,000     791,688
   Johnson & Johnson Co. ..............    18,400   1,803,200
   United HealthCare Corp. ............    63,700   3,989,213
   Wellpoint Health Networks (a) ......    15,300   1,298,587
                                                  -------------
                                                    9,679,494

HOLDING COMPANIES - DIVERSIFIED - 0.95%
   Berkshire Hathaway Inc. (a) ........        39   2,687,100

INSURANCE - 3.71%
   ACE Ltd. ...........................    81,100   2,291,075
   Aetna Inc. .........................    25,700   2,298,544
   AMBAC Financial Group Inc. .........    16,700     953,988
   Mutual Risk Management Ltd. (c) ....    60,800   2,029,200
   Travelers Property Casualty Corp. ..    17,600     688,600
   Unum Provident Corp. ...............    30,500   1,669,874
   XL Capital Limited .................    10,600     598,900
                                                  -------------
                                                   10,530,181

LEISURE TIME - 0.74%
   Carnival Corp. .....................    15,900     771,150
   Hasbro Inc. ........................    15,800     441,413
   Mattel Inc. ........................    33,300     880,368
                                                  -------------
                                                    2,092,931

LODGING - 0.54%
   Starwood Hotels & Resorts (a) ......    50,100   1,531,180

MACHINERY - 0.71%
   Applied Material Inc. ..............    27,200   2,009,400

MANUFACTURING - 7.52%
   Corning Inc. (c) ...................    33,100   2,321,137
   Danaher Corp. ......................    41,600   2,418,000
   General Electric Co. ...............    60,400   6,825,200
   Teleflex Inc. ......................    37,100   1,611,531
   Tyco International Ltd. ............    86,362   8,182,800
                                                  -------------
                                                   21,358,668

                                                      MARKET
                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
MEDIA - 5.47%
   CBS Corp. (a) ......................    66,900  $2,905,969
   Clear Channel Communications Inc.
   (a) ................................    25,900   1,785,481
   Comcast Corp.(a) ...................    19,600     753,375
   Fox Entertainment Group (a) ........    65,600   1,767,100
   Infinity Broadcasting Corp. "A" (a)
   (c) ................................    58,600   1,743,350
   MediaOne Group Inc. (a) ............    27,400   2,037,875
   Time Warner Inc. ...................    32,300   2,374,050
   Tribune Co. ........................    17,900   1,559,538
   Walt Disney Co. ....................    19,600     603,925
                                                  -------------
                                                   15,530,663

OIL & GAS PRODUCERS - 3.31%
   Chevron Corp. ......................    17,500   1,665,781
   Halliburton Co. ....................    42,700   1,932,175
   Mobil Co. ..........................    28,100   2,781,900
   Royal Dutch Petroleum Co. - NYS ....    49,800   3,000,450
                                                  -------------
                                                    9,380,306

PHARMACEUTICALS - 8.51%
   American Home Products Corp. .......    33,400   1,920,500
   Bristol-Myers Squibb Co. ...........    74,800   5,268,725
   Cardinal Health Inc. ...............    31,900   2,045,588
   Eli Lilly & Co. ....................    28,400   2,034,150
   Merck & Co. Inc. ...................    46,700   3,455,800
    Pfizer Inc. .......................    37,200   4,082,700
    Schering-Plough Corp. .............    40,000   2,120,000
    Warner-Lambert Co. ................    46,400   3,219,000
                                                  -------------
                                                   24,146,463

REAL ESTATE - 0.39%
   Crescent Real Estate Equities Co. ..    47,000   1,116,250

RETAIL - 4.24%
   Cifra SA - ADR (a) (c) .............    16,200     310,705
   CVS Corp. ..........................    43,772   2,221,429
   Dayton Hudson ......................     5,200     338,000
   Home Depot Inc. ....................    41,200   2,654,825
   McDonald's Corp. ...................    28,900   1,193,931
   Saks Inc. (a) ......................    30,600     883,575
   TAG Heuer International SA - ADR
   (c) ................................    83,300     864,237
   Wal-Mart Stores Inc. ...............    74,100   3,575,325
                                                  -------------
                                                   12,042,027

SEMICONDUCTORS - 2.87%
   Altera Corp. (a) ...................    43,900   1,616,069
   Intel Corp. ........................    60,600   3,605,700
   Motorola Inc. ......................     7,700     729,575
   Texas Instruments Inc. .............    15,100   2,189,500
                                                  -------------
                                                    8,140,844

SOFTWARE - 8.24%
   America Online Inc. (a) ............    17,400   1,922,700
   Automatic Data Processing ..........    47,800   2,103,200
   BMC Software Inc. (a) ..............    70,900   3,828,600
   Citrix Systems Inc. (a) (c) ........     9,100     514,150
   Compuware Corp. (a) ................    50,900   1,619,256
   First Data Corp. ...................    35,600   1,742,175
   IMS Health Inc. ....................    53,900   1,684,375

                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                      MARKET
                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
SOFTWARE (CONTINUED)
   Microsoft Corp. (a) ................    75,200  $6,782,100
   Oracle Corp. (a) ...................    21,300     790,763
   Parametric Technology Corp. (a) ....   114,000   1,581,750
   Sterling Commerce Inc. (a) .........    22,900     835,850
                                                  -------------
                                                   23,404,919

TELECOMMUNICATIONS - 6.60%
   General Instrument Corp. (a) .......    24,100   1,024,250
   Lucent Technologies Inc. ...........    45,705   3,082,231
   MCI WorldCom Inc. (a) ..............    77,251   6,648,414
   Nextel Communications Inc. (a) (c) .    26,200   1,314,912
   SBC Communications Inc. ............    23,800   1,380,400
   Sprint Corp. (FON Group) ...........    13,100     691,844
   Telecomunicacoes Brasileiras SA (c)     20,400   1,839,825
   Vodafone AirTouch Plc - ADR ........    14,000   2,758,000
                                                  -------------
                                                   18,739,876

TOBACCO - 0.93%
   Philip Morris Cos. Inc. ............    65,700   2,640,319
                                                  -------------

    Total United States ...............           246,976,448
                                                  -------------

     Total Common Stocks
      (cost $214,950,486) .............           268,342,774
                                                  -------------

                                        PRINCIPAL      MARKET
                                           AMOUNT       VALUE
                                           ------       -----
SHORT TERM INVESTMENTS - 5.48%

BANKS - 0.70%
   Nordbanken North America Inc.,
     4.82%, 08/10/1999 ................$2,000,000 $ 1,989,289

DIVERSIFIED FINANCIAL SERVICES - 1.41%
   Jefferson Pilot Corp., 5.02%,
     07/08/1999 ....................... 4,000,000   3,996,096

MEDIA - 1.05%
   Falcon Holding Group LP, 4.95%,
      07/07/1999 ...................... 3,000,000   2,997,525

MONEY MARKET FUND - 2.32%
   SSgA Money Market Fund, 4.83% (b) .. 6,579,580   6,579,580
                                                  -------------

     Total Short Term Investments
       (cost $15,562,490) .............            15,562,490
                                                  -------------

TOTAL INVESTMENTS - 100%
   (cost $230,512,976) ................          $283,905,264
                                                 ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.

Based on the cost of investments of $230,885,597 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $57,371,354, the gross unrealized depreciation was $4,351,687 and the net unrealized appreciation on investments was $53,019,667.

Forward foreign currency exchange contracts open at June 30, 1999:


   SETTLEMENT                                          U.S. $ VALUE                                         U.S. $ VALUE
      DATE            CURRENCY TO BE DELIVERED          AT 6/30/99          CURRENCY TO BE RECEIVED          AT 6/30/99
      ----            ------------------------          ----------          -----------------------          ----------
       7/6/99         554,332  US $                    $   554,332         534,959  Euro                     $  551,702
       7/6/99         138,807  Euro                        143,152         143,874  US $                        143,874
                                                     -----------------                                     ----------------
                                                       $   697,484                                           $  695,576
                                                     =================                                     ================


                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL International Equity Investment Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost.........  $    76,406,205
                                             ================

Investments in securities, at value........  $    88,461,219
Foreign currency...........................        1,918,733
Receivables:
   Dividends and interest..................          126,317
   Foreign taxes recoverable...............           90,023
   Fund shares sold........................           78,006
   Investment securities sold..............               19
Collateral for securities loaned ..........       12,268,050
                                             ----------------
TOTAL ASSETS...............................      102,942,367
                                             ----------------

LIABILITIES
Payables:
   Investment advisory fees................           71,414
   Administrative fees ....................            6,611
   Foreign tax expenses ...................            9,986
   Fund shares redeemed....................            6,490
   Investment securities purchased ........        6,057,855
Return of collateral for securities loaned        12,268,050
                                             ----------------
TOTAL LIABILITIES..........................       18,420,406
                                             ----------------
NET ASSETS.................................  $    84,521,961
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital............................  $    68,476,781
Undistributed net investment income .......          405,959
Accumulated net realized gain on
investments,
   futures contracts and foreign currency
   related items ..........................        3,572,883
Net unrealized appreciation on:
   Investments.............................       12,055,014
   Futures contracts and foreign currency
      related items........................           11,324
                                             ----------------
NET ASSETS.................................  $    84,521,961
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED.............        5,987,663
                                             ================

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................  $         14.12
                                             ================

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends...............................   $      996,209
   Interest................................           81,757
   Security lending income ................           25,235
   Foreign tax withholding.................         (114,268)
                                              ---------------
TOTAL INVESTMENT INCOME....................          988,933
                                              ---------------

EXPENSES
   Investment advisory fees................          401,539
   Administrative fees.....................           37,061
                                              ---------------
TOTAL OPERATING EXPENSES...................          438,600
                                              ---------------
NET INVESTMENT INCOME......................          550,333
                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
   Investments.............................          711,845
   Foreign currency related items..........          (35,338)
Net change in unrealized appreciation on:
   Investments.............................        1,521,193
   Futures contracts and foreign currency
      related items........................            6,317
                                              ---------------
NET REALIZED AND UNREALIZED GAINS..........        2,204,017
                                              ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS.........................   $    2,754,350
                                              ===============


                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL International Equity Investment Series

Statements of Changes in Net Assets (Unaudited)

                                                                                                    SIX MONTHS
                                                                                                      ENDED           YEAR ENDED
                                                                                                     JUNE 30,        DECEMBER 31,
                                                                                                       1999              1998
                                                                                                  ----------------  ----------------

Operations
Net investment income ..............................................................           $    550,333            $    744,522
Net realized gain (loss) on:
Investments ........................................................................                711,845               3,947,435
Foreign currency related items .....................................................                (35,338)                 83,284
Net change in unrealized appreciation on:
Investments ........................................................................              1,521,193               5,679,438
Futures contracts and foreign currency related items ...............................                  6,317                   6,966
                                                                                               ------------            ------------
Net increase in net assets from operations .........................................              2,754,350              10,461,645
                                                                                               ------------            ------------

Distributions to shareholders
From net investment income .........................................................                   --                (1,015,335)
From net realized gains on investment transactions .................................                   --                   (83,404)
                                                                                               ------------            ------------
Total distributions to shareholders ................................................                   --                (1,098,739)
                                                                                               ------------            ------------

Share transactions
Proceeds from the sale of shares ...................................................             25,749,231              19,304,333
Reinvestment of distributions ......................................................                   --                 1,098,739
Cost of shares redeemed ............................................................            (14,908,842)            (37,523,404)
                                                                                               ------------            ------------
Net increase (decrease) in net assets from share transactions ......................             10,840,389             (17,120,332)
                                                                                               ------------            ------------

Net increase (decrease) in net assets ..............................................             13,594,739              (7,757,426)

Net assets beginning of period .....................................................             70,927,222              78,684,648
                                                                                               ------------            ------------

Net assets end of period ...........................................................           $ 84,521,961            $ 70,927,222
                                                                                               ============            ============

Undistributed net investment income (loss) .........................................           $    405,959            $   (144,374)
                                                                                               ============            ============


                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL International Equity Investment Series

Financial Highlights (Unaudited)

                                                                                                    PERIOD FROM    PERIOD FROM
                                                            SIX MONTHS                                 APRIL 1,         MAY 15,
                                                              ENDED                                    1996 TO         1995* TO
                                                             JUNE 30,     YEAR ENDED DECEMBER 31,    DECEMBER 31,      MARCH 31,
                                                                       ---------------------------
                                                               1999         1998          1997          1996             1996
                                                          ------------ ------------- ------------- -------------- ------------------
Selected Per Share Data

Net asset value, beginning of period .....................   $  13.62   $   12.09    $    12.08    $    11.25     $       10.00
                                                             --------   ---------    ----------    ----------     -------------
Income from operations:
Net investment income ....................................       0.10        0.16          0.09          0.06              0.04
Net realized and unrealized gains on investments and
  foreign currency related items .........................       0.40        1.58          0.23          0.90              1.21
                                                             --------   ---------    ----------    ----------     -------------
Total income from operations .............................       0.50        1.74          0.32          0.96              1.25
                                                             --------   ---------    ----------    ----------     -------------

Less distributions:
From net investment income ...............................        --        (0.19)        (0.08)        (0.12)              --
From net realized gains on investment transactions .......        --        (0.02)        (0.23)        (0.01)              --
                                                             --------   ---------    ----------    ----------     -------------
Total distributions ......................................        --        (0.21)        (0.31)        (0.13)              --
                                                             --------   ---------    ----------    ----------     -------------
Net increase .............................................       0.50        1.53          0.01          0.83              1.25
                                                             --------   ---------    ----------    ----------     -------------

Net asset value, end of period ...........................   $  14.12   $   13.62    $    12.09    $    12.08     $       11.25
                                                             ========   =========    ==========    ==========     =============

Total Return (a) .........................................       3.67%      14.43%         2.65%         8.54%            12.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $ 84,522   $  70,927    $   78,685    $   48,204     $      24,211
Ratio of net operating expenses to average net
  assets (b) (c) .........................................       1.18%       1.23%         1.24%         1.25%             1.25%

Ratio of net investment income to average net
  assets (b) (c) .........................................       1.49%       0.88%         0.74%         1.09%             0.78%

Portfolio turnover .......................................       6.76%      16.39%        18.81%         5.93%            16.45%

Ratio information assuming no expense reimbursement
   or fees paid indirectly:
Ratio of net operating expenses to average net assets (b)        1.18%       1.28%         1.32%         1.29%             2.14%
Ratio of net investment income (loss) to average net
  assets (b) .............................................       1.49%       0.83%         0.66%         1.05%            (0.11)%
------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                             Shares     Market Value
                                             ------     ------------

Common Stocks - 88.63 %

Australia - 2.76%
Banks - 0.55%
Commonwealth Bank of Australia (c) ....      14,185   $ 225,517
Westpac Banking Corp. Ltd (c) .........      39,779     257,700
                                                   ------------
                                                        483,217

Commercial Services - 0.18%
Brambles Industries Ltd. ..............       6,000     157,859

Diversified Financial Services - 0.32%
Colonial Ltd. .........................      48,668     172,120
Lend Lease Corp. Ltd. .................       8,028     110,081
                                                   ------------
                                                        282,201

Food - 0.51%
Cadbury Schweppes Plc .................      72,000     458,500

Holding Companies - Diversified - 0.12%
Broken Hill Proprietary Company Ltd. ..       9,141     105,747

Leisure Time - 0.14%
Tabcorp Holdings Ltd. (c) .............      18,000     121,131

Media - 0.48%
News Corp. Ltd. .......................      23,389     199,296
Publishing & Broadcasting Ltd. (c) ....      34,000     224,083
                                                   ------------
                                                        423,379

Oil & Gas Producers - 0.09%
Australian Gas Light Co. Ltd. .........      13,900      84,443

Telecommunications - 0.37%
Telstra Corp. Ltd. ....................      57,815     330,857
                                                   ------------

Total Australia .......................               2,447,334

Belgium - 1.34%
Banks - 0.85%
Dexia Belgium (c) .....................         545      81,126
KBC Bancassurance Holding .............      11,260     667,424
                                                   ------------
                                                        748,550

Insurance - 0.35%
Fortis (B) ............................       9,954     312,450

Pharmaceuticals - 0.14%
UCB SA ................................       2,850     121,924
                                                   ------------

Total Belgium .........................               1,182,924

Bermuda - 0.05%
Banks - 0.05%
    DAO Heng Bank Group Ltd. ..........      10,000      44,853

Canada - 0.19%
Banks - 0.06%
Royal Bank of Canada ..................       1,290      56,944

Metals & Mining - 0.13%
Alcan Aluminum Ltd. ...................       3,490     110,803
                                                   ------------

Total Canada ..........................                 167,747

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Denmark - 0.29%
Banks - 0.18%
Den Danske Bank .......................         930   $ 100,580
Unidanmark A/S ........................         810      53,909
                                                   ------------
                                                        154,489

Telecommunications - 0.11%
Tele Danmark A/S ......................       2,040     100,130
                                                   ------------

Total Denmark .........................                 254,619

Finland - 0.95%
Telecommunications - 0.95%
Nokia OYJ .............................       9,590     840,298

France - 9.74%
Banks - 1.00%
Banque Nationale de Paris .............       2,520     209,898
Credit Commercial de France ...........       2,404     259,712
Dexia France (a) ......................         838     112,128
Societe Generale (c) ..................       1,700     299,492
                                                   ------------
                                                        881,230

Building Materials - 0.48%
Compagnie de Saint Gobain .............       2,000     318,533
Lafarge ...............................       1,095     104,073
                                                   ------------
                                                        422,606

Commercial Services - 1.42%
Vivendi (EX-Generale des Eaux) ........      15,527   1,257,272

Cosmetics & Personal Care - 0.20%
L'OREAL ...............................         262     177,039

Electrical Components & Equipment - 0.22%
Legrand SA ............................         979     199,217

Food - 1.66%
Carrefour Supermarche .................       4,248     624,015
Groupe Danone .........................       1,090     280,907
Sodexho Alliance SA ...................       3,300     568,101
                                                   ------------
                                                      1,473,023

Hand & Machine Tools - 0.41%
Schneider SA ..........................       6,486     364,058

Insurance - 0.67%
AXA (c) ...............................       4,901     597,675

Media - 0.42%
Societe Television Francaise l ........       1,600     372,755

Oil & Gas Producers - 1.30%
Elf Aquitaine SA ......................       2,240     328,585
Total SA (c) ..........................       6,357     819,795
                                                   ------------
                                                      1,148,380

Pharmaceuticals - 0.65%
Sanofi Synthelabo SA (c) ..............      13,516     573,343

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

France (continued)
Retail - 0.86%
Pinault-Printemps-Redoute .............       4,420   $ 758,178

Telecommunications - 0.45%
Alcatel SA (c) ........................       2,810     395,398
                                                   ------------

Total France ..........................               8,620,174

Germany - 5.59%
Auto Manufacturers - 0.11%
Volkswagen AG .........................       1,500      96,024

Banks - 1.50%
Bayerische Hypo-und Vereninsbank AG ...       8,629     560,398
Deutsche Bank AG ......................       6,921     422,007
Dresdner Bank AG (a) ..................       8,710     340,293
                                                   ------------
                                                      1,322,698

Chemicals - 0.46%
Bayer AG ..............................       7,117     296,397
Hoechst AG ............................       2,440     110,421
                                                   ------------
                                                        406,818

Electronics - 0.01%
Meto AG ...............................       2,310      11,456

Healthcare - 0.14%
Rhoen-Klinikum AG .....................       1,230     122,357

Insurance - 0.42%
Allianz AG (c) ........................       1,340     371,580

Machinery - 0.99%
Mannesmann AG .........................       5,840     872,202

Manufacturing - 0.61%
Siemens AG ............................       2,234     172,258
VEBA AG ...............................       6,265     368,122
                                                   ------------
                                                        540,380

Pharmaceuticals - 0.56%
Gehe AG (c) ...........................      10,864     499,482

Software - 0.41%
SAP AG ................................       1,070     361,787

Telecommunications - 0.38%
Deutsche Telekom (c) ..................       8,066     338,413
                                                   ------------

Total Germany .........................               4,943,197

Hong Kong - 2.46%
Banks - 0.38%
HSBC Holdings Plc (c) .................       9,200     335,576

Electric - 0.24%
CLP Holdings Ltd. .....................      43,000     208,943

Holding Companies - Diversified - 0.62%
Hutchison Whampoa Ltd. ................      60,000     543,269

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Hong Kong (continued)
Home Furnishings - 0.14%
New World Development Co. Ltd. (c) ....      42,000   $ 125,860

Real Estate - 0.65%
Cheung Kong ...........................      22,000     195,654
Henderson Land Development ............      38,000     218,441
Sun Hung Kai Properties ...............      18,000     164,140
                                                   ------------
                                                        578,235

Telecommunications - 0.43%
China Telecom Ltd. (c) ................      94,000     261,091
Hong Kong Telecom Ltd. ................      46,400     120,506
                                                   ------------
                                                        381,597
                                                   ------------

Total Hong Kong .......................               2,173,480

Italy - 3.96%
Banks - 1.39%
Banca di Roma (a) (c) .................      45,000      64,712
Banca Popolare di Brescia (c) .........      10,000     428,318
San Paulo-IMI SpA (c) .................      27,211     370,266
Unicredito Italiano SpA (c) ...........      82,833     363,755
                                                   ------------
                                                      1,227,051

Computers - 0.21
Tecnost SPA (c) .......................      74,326     183,120

Insurance - 0.98%
Assicurazioni Generali ................       9,600     332,511
Istituto Nazionale delle Assicurazioni (c)  145,000     336,315
Mediolanum SpA ........................      26,540     203,823
                                                   ------------
                                                        872,649

Oil & Gas Producers - 0.61%
ENI SpA (c) ...........................      79,263     473,090
Italgas SpA (c) .......................      17,000      71,325
                                                   ------------
                                                        544,415

Telecommunications - 0.77%
TIM SPA (c) ...........................     113,601     678,041
                                                   ------------

Total Italy ...........................               3,505,276

Japan - 16.59%
Auto Manufacturers - 0.10%
Honda Motor Co. Ltd. ..................       2,000      84,814

Auto Parts & Equipment - 0.67%
Denso Corp. ...........................      29,000     589,733

Chemicals - 0.62%
Sekisui Chemical Co. Ltd. .............      26,000     150,880
Shin-Etsu Chemical Co. Ltd. ...........      12,000     401,753
                                                   ------------
                                                        552,633

Computers - 1.04%
Fujitsu Ltd. (c) ......................      14,000     281,805
TDK Corp. .............................       7,000     640,572
                                                   ------------
                                                        922,377


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Japan (continued)
Cosmetics & Personal Care - 0.71%
Kao Corp. .............................      17,000   $ 477,804
Shiseido Co. Ltd. .....................      10,000     149,955
                                                   ------------
                                                        627,759

Distribution & Wholesale - 0.44%
Mitsubishi Corp. ......................      21,000     142,349
Sumitomo Corp. ........................      34,000     248,740
                                                   ------------
                                                        391,089

Diversified Financial Services - 0.45%
Nomura Securities Co. Ltd. ............      34,000     398,264

Electrical Components & Equipment - 1.01%
Hitachi Ltd. ..........................      36,000     337,770
Sumitomo Electric Industries ..........      41,000     466,364
Toshiba Corp ..........................      12,000      85,607
                                                   ------------
                                                        889,741

Electronics - 2.33%
Fanuc .................................       4,000     214,929
Kyocera Corp. .........................       7,000     410,846
Murata Manufacturing Co. Ltd. .........      11,000     723,816
NEC Corp. (c) .........................      57,000     709,143
                                                   ------------
                                                      2,058,734

Hand & Machine Tools - 0.15%
Makita Corp. ..........................      12,000     135,802

Home Builders - 0.42%
Daiwa House Industry Co. Ltd. .........      17,000     178,896
Sekisui House Ltd. (c) ................      18,000     194,329
                                                   ------------
                                                        373,225

Home Furnishings - 1.80%
Matsushita Electric Industrial Co. Ltd.      37,000     718,773
Sony Corp. (c) ........................       8,100     873,812
                                                   ------------
                                                      1,592,585

Insurance - 0.12%
Tokio Marine & Fire Insurance .........      10,000     108,705

Machinery - 0.16%
Komori Corp. ..........................       8,000     144,168

Manufacturing - 0.43%
Mitsubishi Heavy Inds Ltd. ............      94,000     381,533

Media - 0.20%
Toppan Printing Co. Ltd. ..............      16,000     178,689

Office & Business Equipment - 0.88%
Canon Inc. ............................      27,000     776,721

Office Furnishings - 0.15%
Kokuyo ................................       8,000     128,958

Pharmaceuticals - 0.80%
Daiichi Pharmaceutical Co. ............      13,000     201,819
Sankyo Co. Ltd. .......................      20,000     504,257
                                                   ------------
                                                        706,076

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Japan (continued)
Real Estate - 0.42%
Mitsui Fudosan ........................      46,000   $ 372,654


Retail - 1.31%
Citizen Watch Co. Ltd. ................       9,000      78,119
Ito-Yokado Co. Ltd. ...................       4,000     267,835
Mauri Co. Ltd. ........................      24,000     396,793
Seven-Eleven Japan ....................       3,000     294,123
Uny Co. Ltd. ..........................       8,000     120,359
                                                   ------------
                                                      1,157,229

Semiconductors - 0.25%
Tokyo Electron Ltd. (c) ...............       3,300     223,965

Telecommunications - 1.61%
DDI Corp. .............................          36     224,089
Nippon Telegraph & Telephone Corp. ....          62     722,659
NTT Mobile Communication Network Inc. (c)        35     474,497
                                                   ------------
                                                      1,421,245

Textiles - 0.29%
Kuraray Co. Ltd. (c) ..................      21,000     252,757

Transportation - 0.23%
East Japan Railway Co. ................          38     204,182

Total Japan ...........................              14,673,638

Luxembourg - 0.08%
Transportation - 0.08%
Societe Europeenne des Saellites ......         500      72,546

Mexico - 0.53%
Beverages - 0.12%
Grupo Modelo SA .......................      35,376     100,903

Building Materials - 0.07%
Cemex SA ..............................      12,950      64,125

Food - 0.07%
Gruma SA (a) ..........................      18,358      30,756
Grupo Industrial Maseca SA ............      54,800      32,539
                                                   ------------
                                                         63,295
Forest Products & Paper - 0.13%
Kimberly-Clark de Mexico SA ...........      28,211     116,063

Holding Companies - Diversified - 0.14%
Fomento Economico Mexicano SA .........      31,260     124,960
                                                   ------------

Total Mexico ..........................                 469,346

Netherlands - 8.87%
Apparel - 0.30%
Gucci Group NV ........................       3,853     269,710

Banks - 1.74%
ABN Amro Holding NV ...................      16,490     356,973
ING Groep NV ..........................      21,770   1,178,185
                                                   ------------
                                                      1,535,158

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Netherlands (continued)
Chemicals - 0.09%
Akzo Nobel ............................       1,832   $  77,052

Computers - 0.14
Equant NV .............................       1,310     120,727

Electronics - 0.70%
Koninklijke Philips Electronics NV ....       6,274     618,622

Food - 1.52%
CSM NV ................................       6,276     313,453
Koninklijke Ahold NV ..................      14,492     498,965
Numico NV .............................       4,550     161,114
Unilever NV ...........................       5,461     367,886
                                                   ------------
                                                      1,341,418

Insurance - 0.49%
Fortis (NL) (c) .......................      14,050     433,779

Media - 2.14%
Elsevier NV ...........................      28,649     332,244
VNU NV ................................       6,540     261,243
Wolters Kluwer NV .....................      32,724   1,302,115
                                                   ------------
                                                      1,895,602

Oil & Gas Producers - 0.72%
Royal Dutch Petroleum Co. (c) .........      10,930     639,977

Semiconductors - 0.86%
ASM Lithography Holding NV ............       7,930     458,597
STMicroelectronics NV .................       4,550     302,998
                                                   ------------
                                                        761,595
Telecommunications - 0.11%
Royal KPN NV ..........................       2,147     100,702

Transportation - 0.06%
TNT Post Group NV .....................       2,047      48,850
                                                   ------------

Total Netherlands .....................               7,843,192

New Zealand - 0.21%
Telecommunications - 0.21%
Telecom of New Zealand (c) ............      44,000     188,696

Norway - 0.80%
Food - 0.48%
Orkla AS ..............................      27,420     426,236

Manufacturing - 0.31%
Norsk Hydro AS (c) ....................       7,350     277,007

Transportation - 0.01%
Bergesen DY ASA .......................         650       9,567
                                                   ------------

Total Norway ..........................                 712,810

Portugal - 0.46%
Retail - 0.46%
Jeronimo Martins ......................      12,521     413,420

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Singapore - 0.50%
Computers - 0.30%
United Overseas Bank Ltd. .............      38,000   $ 265,687

Media - 0.20%
Singapore Press Holdings Ltd. (c) .....      10,336     176,113
                                                   ------------

Total Singapore .......................                 441,800

South Korea - 0.37%
Electrical Components & Equipment - 0.28%
Samsung Electronics ...................       2,201     241,492

Telecommunications - 0.09%
SK Telecom Co. Ltd ....................          62      83,024
                                                   ------------

Total South Korea .....................                 324,516

Spain - 2.89%
Banks - 0.90%
Argentaria, Caja Postal y Banco Hipotecario
   de Espana SA .......................       8,160     185,479


Banco Bilbao Vizcaya (c) ..............       8,440     121,892
Banco Popular Espanol SA ..............       1,320      94,910
Banco Santander .......................      34,760     359,399
Banco Sanander Central Hispanpo SA ....       3,470      36,128
                                                   ------------
                                                        797,808
Electric - 0.63%
Endesa SA .............................      13,588     289,669
Iberdrola SA (c) ......................      17,838     271,411
                                                   ------------
                                                        561,080

Oil & Gas Producers - 0.37%
Gas Natural SDG (c) ...................       2,082     151,309
Repsol SA (c) .........................       8,556     175,958
                                                   ------------
                                                        327,267

Telecommunications - 0.99%
Telefonica SA .........................      18,119     874,690
                                                   ------------

Total Spain ...........................               2,560,845

Sweden - 2.71%
Banks - 0.45%
Nordbanken Holding AB .................      68,371     400,287

Commercial Services - 0.09%
Securitas AB ..........................       5,493      82,178

Engineering & Construction - 0.24%
New ABB Ltd. ..........................       2,219     207,811

Hand & Machine Tools - 0.17%
Sandvik AB (c) ........................       6,830     151,259

Home Furnishings - 0.56%
Electrolux AB .........................      23,560     494,013

Household Products - 0.03%
Esselte AB (c) ........................       2,310      23,946

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

Sweden (continued)
Machinery - 0.22%
Atlas Copco AB ........................       7,400   $ 198,751

Metals & Mining - 0.04%
Granges AB ............................       1,990      33,758

Retail - 0.91%
Hennes & Mauritz AB "B" ...............      32,550     805,219
                                                   ------------

Total Sweden ..........................               2,397,222

Switzerland - 6.17%
Banks - 1.42%
Credit Suisse Group ...................       2,060     356,337
UBS AG ................................       3,010     898,103
                                                   ------------
                                                      1,254,440

Commercial Services - 0.64%
Adecco SA .............................       1,063     569,403

Engineering & Construction - 0.39%
New ABB Ltd. (c) ......................       3,679     346,584

Food - 1.49%
Nestle SA .............................         730   1,314,854

Pharmaceuticals - 2.10%
Novartis ..............................         713   1,040,776
Roche Holding AG ......................          80     822,069
                                                   ------------
                                                      1,862,845

Telecommunications - 0.13%
Swisscom AG ...........................         298     112,103
                                                   ------------

Total Switzerland .....................               5,460,229

United Kingdom - 17.54%
Aerospace & Defense - 0.10%
Rolls-Royce Plc .......................      21,000      88,711

Auto Parts & Equipment - 0.13%
GKN Plc ...............................       7,000     119,496

Banks - 2.89%
Abbey National Plc ....................      24,000     450,745
National Westminster Bank Plc .........      99,000   2,098,856
                                                   ------------
                                                      2,549,601

Beverages - 1.27%
Diageo Plc (a) ........................     107,368   1,127,977

Building Materials - 0.15%
Caradon Plc ...........................      55,800     131,492

Commercial Services - 0.18%
Hays Plc ..............................       7,000      73,816
Rank Group Plc ........................      21,000      83,580
                                                   ------------
                                                        157,396

Electronics - 0.14%
Electrocomponents Plc .................      17,000     125,139

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

United Kingdom (continued)
Engineering & Construction - 0.04%
John Laing Plc ........................       7,000   $  34,674

Entertainment - 0.17%
Ladbroke Group Plc ....................      37,000     147,844

Food - 2.16%
Asda Group Plc ........................      78,000     267,411
Cadbury Schweppes Plc .................      22,000     140,406
Compass Group Plc .....................      56,000     555,660
Safeway Plc ...........................      46,000     183,444
Tesco Plc (a) .........................     148,000     383,754
Unilever Plc ..........................      42,500     377,156
                                                   ------------
                                                      1,907,831

Forest Products & Paper - 0.07%
David S. Smith Holding Plc ............      25,000      58,518

Holding Companies - Diversified - 0.48%
Tomkins Plc ...........................      97,248     421,540

Media - 1.17%
Reed International Plc ................     100,000     665,178
United News & Media Plc ...............      39,000     374,990
                                                   ------------
                                                      1,040,168
Metals & Mining - 0.51%
Rio Tinto Plc .........................      27,000     452,400

Oil & Gas Producers - 2.30%
BG Plc ................................      27,352     166,850
BP Amoco Plc ..........................      22,000     393,936
Centrica Plc ..........................      12,600      29,593
Shell Transport & Trading Co. .........     192,500   1,444,318
                                                   ------------
                                                      2,034,697

Pharmaceuticals - 3.78%
AstraZeneca Plc .......................      19,268     751,291
Glaxo Wellcome Plc ....................      36,000   1,000,415
SmithKline Beecham Plc ................     122,400   1,591,697
                                                   ------------
                                                      3,343,403

Retail - 1.19%
Kingfisher Plc ........................      90,000   1,050,222

Telecommunications - 0.81%
Cable & Wireless Plc (a) ..............      56,000     714,104
                                                   ------------

Total United Kingdom ..................              15,505,213

United States - 3.58%
Banks - 0.18%
Banco de Galicia Y Buenos Aires (c) ...       2,327      47,122
Banco Frances SA (c) ..................       2,147      40,793
Uniao de Bancos Brasileiros (c) .......       3,055      73,511
                                                   ------------
                                                        161,426

Building Materials - 0.23%
Cemex SA (c) ..........................      20,410     200,910


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------
Common Stocks (continued)

United States (continued)
Electric - 0.27%
Cemig .................................       2,175  $   45,391
Chilectra SA (c) ......................       2,330      50,413
Huaneng Power International Inc. (c) ..       8,400     143,850
                                                   ------------
                                                        239,654

Food - 0.12%
Companhia Brasileira de Distribuicao
Grupop (c) ............................       4,545      84,935


Gruma SA (c) ..........................       3,158      21,315
                                                   ------------
                                                        106,250

Media - 0.22%
Grupo Televisa SA (c) .................       3,831     171,677
TV Azteca SA de CV (c) ................       4,600      23,862
                                                   ------------
                                                        195,539

Oil & Gas Producers - 0.04%
Gazprom ...............................       3,490      39,263

Software - 0.11%
CBT Group Plc .........................       5,727      94,495

Telecommunications - 2.41%
Korea Telecom .........................       6,000     240,000
Mahanagar Telephone Nigam .............       8,000      78,400
Telecomunicacoes Brasileiras SA (c) ... 10,933 986,020 Telecomunicacoes Brasileiras SA -
ADR (c) ...............................       9,933         621
Telefonica de Argentina SA (c) ........       3,990     125,186
Telefonos de Mexico (c) ...............       8,615     696,200
                                                   ------------
                                                      2,126,427
                                                   ------------

Total United States ...................               3,163,964
                                                   ------------

Total Common Stocks
(cost $66,275,251) ....................              78,407,339
                                                   ------------

Preferred Stocks - 1.14%

Australia - 0.25%
Leisure Time - 0.07%
Sydney Harbour Casino Holdings ........      63,200      61,414

Media - 0.18%
News Corp. Ltd. .......................      20,625     156,929
                                                   ------------

Total Australia .......................                 218,343

Brazil - 0.58%
Banks - 0.13%
Banco Bradesco SA .....................   9,543,953      48,515
Banco Itau SA .........................     124,000      63,733
                                                   ------------
                                                        112,248

Building Materials - 0.01%
Cia Cimento Portland Itau .............      73,000       7,009

Electric - 0.06%
Cia Energetic de Minas Gerais .........   2,705,633      56,558

                                             Shares     Market Value
                                             ------     ------------
Preferred Stocks (continued)

Brazil (continued)
Oil & Gas Producers - 0.23%
Petroleo Brasileiro SA ................   1,316,094   $ 204,420

Telecommunications - 0.15%
Telec de Sao Paulo SA .................     727,226      86,257
Telecomunicacoes de Minas Gerais SA ...       2,067          51
Telesp Celular SA B ...................     852,141      42,403
                                                   ------------
                                                        128,711
                                                   ------------

Total Brazil ..........................                 508,946

Germany - 0.31%
Pharmaceuticals - 0.08%
Fresenius AG ..........................         400      70,716

Retail - 0.01%
Fielmann AG (c) .......................         336      12,435

Software - 0.22%
SAP AG - Vorzug (c) ...................         489     195,333
                                                   ------------

Total Germany .........................                 278,484
                                                   ------------

Total Preferred Stocks
(cost $1,178,941) .....................               1,005,773
                                                   ------------
Rights - 0.01%

South Korea - 0.01%
Telecommunications - 0.01%
SK Telecom Co. Ltd ....................          14       8,166
                                                   ------------

Total Rights
(cost $8,184) .........................                   8,166
                                                   ------------

                                          Principal
                                             Amount
                                             ------
Corporate Bonds - 0.43%

Computers - 0.43%
Tecnost International  NV, 4.487%,
06/23/2004 EUR (d) ....................   $ 359,243     376,029
                                                   ------------

Total Corporate Bonds
(cost $279,917) .......................                 376,029
                                                   ------------


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                             Shares     Market Value
                                             ------     ------------

Short Term Investments - 9.79%

Money Market Funds - 9.79%
SSgA Government Money Market
   Fund, 4.83% (b) ....................   4,176,881  $4,176,881
                                                   ------------

SSgA Money Market Fund, 4.68%, (b) ....   4,487,031   4,487,031
                                                   ------------

Total Short Term Investments
(cost $8,663,912) .....................               8,663,912
                                                   ------------

Total Investments - 100%
(cost $76,406,205) ....................             $88,461,219
                                                   ============
--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1999.
(c)  All or a portion of this security has been loaned.
(d) Variable rate security. Rate shown is the effective rate on June 30, 1999, and the date shown represents the final maturity of the obligation.

Based on the cost of investments of $76,436,398 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $15,584,606, the gross unrealized depreciation was $3,559,785 and the net unrealized appreciation on investments was $12,024,821.


                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL Mid-Cap Growth Series

Statement of Assets and Liabilities (Unaudited)
June 30, 1999

ASSETS
Investments in securities, at cost ........  $    183,736,511
                                             ================

Investments in securities, at value .......  $    235,514,758
Receivables:
  Dividends and interest ..................            58,066
  Fund shares sold ........................           325,497
  Investment securities sold ..............           338,163
                                             ----------------
TOTAL ASSETS ..............................       236,236,484
                                             ----------------

LIABILITIES
Payables:
  Investment advisory fees ................           169,298
  Administrative fees .....................            18,126
  Fund shares redeemed ....................            33,866
  Investment securities purchased .........         4,381,355
                                             ----------------
TOTAL LIABILITIES .........................         4,602,645
                                             ----------------
NET ASSETS ................................   $   231,633,839
                                             ================

NET ASSETS CONSIST OF:
Paid-in capital ...........................   $   162,550,629
Undistributed net investment loss .........          (399,162)
Accumulated net realized gain on
  investments and foreign currency
  related items ...........................        17,704,125
Net unrealized appreciation on investments         51,778,247
                                             ----------------
NET ASSETS ................................  $    231,633,839
                                             ================

TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED .............        10,186,380
                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................  $          22.74
                                             ================

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 1999

INVESTMENT INCOME
   Dividends ..............................   $       248,882
   Interest ...............................           386,473
   Foreign tax withholding ................            (1,907)
                                              ---------------
TOTAL INVESTMENT LOSS .....................           633,448
                                              ---------------

EXPENSES
   Investment advisory fees ...............           933,068
   Administrative fees ....................            99,542
                                              ---------------
TOTAL OPERATING EXPENSES ..................         1,032,610
                                              ---------------
NET INVESTMENT LOSS .......................          (399,162)
                                              ---------------

REALIZED AND UNREALIZED GAINS
Net realized gain on investments ..........        15,569,756
Net change in unrealized appreciation
   on investments..........................         8,342,140
                                              ---------------
NET REALIZED AND UNREALIZED GAINS .........        23,911,896
                                              ---------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS .........................   $    23,512,734
                                              ===============

                     See notes to the financial statements.

JNL SERIES TRUST
T. Rowe Price/JNL Mid-Cap Growth Series

Statements of Changes in Net Assets (Unaudited)


                                                                                             SIX MONTHS
                                                                                               ENDED                 YEAR ENDED
                                                                                             JUNE 30,               DECEMBER 31,
                                                                                                1999                     1998
                                                                                           ----------------         ----------------

Operations
Net investment loss ............................................................            $    (399,162)            $    (569,859)
Net realized gain on:
Investments ....................................................................               15,569,756                 7,408,320
Foreign currency related items .................................................                     --                       2,020
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................                8,342,140                23,670,228
Foreign currency related items .................................................                     --                          (3)
                                                                                            -------------             -------------
Net increase in net assets from operations .....................................               23,512,734                30,510,706
                                                                                            -------------             -------------

Distributions to shareholders
From net investment income .....................................................                     --                        --
From net realized gains on investment transactions .............................                     --                  (6,049,293)
                                                                                            -------------             -------------
Total distributions to shareholders ............................................                     --                  (6,049,293)
                                                                                            -------------             -------------

Share transactions
Proceeds from the sale of shares ...............................................               47,881,048                70,686,697
Reinvestment of distributions ..................................................                     --                   6,049,293
Cost of shares redeemed ........................................................              (29,396,241)              (38,613,374)
                                                                                            -------------             -------------
Net increase in net assets from share transactions .............................               18,484,807                38,122,616
                                                                                            -------------             -------------

Net increase in net assets .....................................................               41,997,541                62,584,029

Net assets beginning of period .................................................              189,636,298               127,052,269
                                                                                            -------------             -------------

Net assets end of period .......................................................            $ 231,633,839             $ 189,636,298
                                                                                            =============             =============

Undistributed net investment loss ..............................................            $    (399,162)            $        --
                                                                                            =============             =============


                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

JNL SERIES TRUST
T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)

                                                                                                       PERIOD FROM     PERIOD FROM
                                                         SIX MONTHS                                      APRIL 1,        MAY 15,
                                                           ENDED                                         1996 TO         1995* TO
                                                         JUNE 30,         YEAR ENDED DECEMBER 31,      DECEMBER 31,     MARCH 31,
                                                                       ------------------------------
                                                            1999            1998           1997            1996            1996
                                                       --------------- -------------- --------------- --------------- --------------
Selected Per Share Data

Net asset value, beginning of period .................   $   20.43     $    17.37     $     14.89     $    13.43       $     10.00
                                                         ---------     ----------     -----------     ----------       -----------
Income from operations:
Net investment income (loss) .........................       (0.04)         (0.07)          (0.03)         (0.05)             0.06
Net realized and unrealized gains on investments and
   foreign currency related items ....................        2.35           3.80            2.74           1.92              3.90
                                                         ---------     ----------     -----------     ----------       -----------
Total income from operations .........................        2.31           3.73            2.71           1.87              3.96
                                                         ---------     ----------     -----------     ----------       -----------

Less distributions:
From net investment income ...........................         --             --              --           (0.05)              --
From net realized gains on investment transactions ...         --           (0.67)          (0.23)         (0.36)            (0.53)
                                                         ---------     ----------     -----------     ----------       -----------
Total distributions ..................................         --           (0.67)          (0.23)         (0.41)            (0.53)
                                                         ---------     ----------     -----------     ----------       -----------
Net increase .........................................        2.31           3.06            2.48           1.46              3.43
                                                         ---------     ----------     -----------     ----------       -----------

Net asset value, end of period .......................   $   22.74     $    20.43     $     17.37     $    14.89       $     13.43
                                                         =========     ==========     ===========     ==========       ===========

Total Return (a) .....................................       11.31%         21.49%          18.21%         13.91%            40.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............   $ 231,634     $  189,636     $   127,052     $   47,104       $    10,545
Ratio of net operating expenses to average net
  assets (b) (c) .....................................        1.04%          1.04%           1.06%          1.10%             1.10%

Ratio of net investment income (loss) to average net
  assets (b) (c) .....................................       (0.40)%        (0.37)%         (0.26)%        (0.18)%            0.82%

Portfolio turnover ...................................       30.31%         50.92%          41.43%         25.05%            66.04%

Ratio information assuming no expense reimbursement
   or fees paid indirectly:
Ratio of net operating expenses
   to average net assets (b) .........................        1.04%          1.04%           1.06%          1.14%             2.10%
Ratio of net investment loss
   to average net assets (b) .........................       (0.40)%        (0.37)%         (0.26)%        (0.22)%           (0.18)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods less than one year.
(b)  Annualized for the periods less than one year.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                                       MARKET
                                             SHARES     VALUE
                                             ------     -----
COMMON STOCKS -- 92.33%

CANADA -- 0.85%
INSURANCE -- 0.50%
   Fairfax Financial Holdings Ltd.
   (144a) (a) .........................     4,400  $1,180,306

MEDIA -- 0.35%
   Rogers Communications Inc. (a) .....    50,000     809,375
                                                   ------------

     Total Canada .....................             1,989,681

UNITED STATES -- 91.48%
ADVERTISING -- 2.63%
   Catalina Marketing Corp. (a) .......    26,600   2,447,200
   Outdoor Systems Inc. (a) ...........   102,900   3,755,850
                                                   ------------


AEROSPACE & DEFENSE -- 0.58%
   BE Aerospace Inc. (a) ..............    73,500   1,373,531

APPAREL -- 3.20%
   Jones Apparel Group Inc. (a) .......   106,000   3,637,125
   Warnaco Group Inc. .................   146,000   3,905,500
                                                   ------------


BANKS -- 0.82%
   North Fork Bancorporation Inc. .....    91,000   1,939,438

BIOTECHNOLOGY -- 1.47%
   Biogen Inc. (a) ....................    38,000   2,443,875
   Centocor Inc. (a) ..................    22,000   1,025,750
                                                   ------------


CHEMICALS -- 0.70%
   Great Lakes Chemical Corp. .........    36,000   1,658,250

COMMERCIAL SERVICES -- 6.85%
   Concord EFS Inc.  (a) ..............    16,000     677,000
   Gartner Group Inc. .................    96,400   1,976,200
   Interim Services Inc. (a) ..........   100,700   2,076,938
   NOVA Corp. (a) .....................   158,000   3,950,000
   Robert Half International Inc. .....    39,000   1,014,000
   Romac International Inc. (a) .......   114,500   1,016,187
   Sodexho Marriot Services Inc. ......    44,000     844,250
   United Rental Inc. (a) .............    79,000   2,330,500
   Viad Corp. .........................    72,500   2,242,969
                                                   ------------
                                                   16,128,044

COMPUTERS -- 7.04%
   Affiliated Computer Services Inc.
   (a) ................................    91,000   4,606,875
   Ceridian Corp. .....................    50,900   1,663,794
   Ciber Inc. (a) .....................   122,500   2,342,813
   DST Systems Inc. (a) ...............     7,800     490,425
   Saville Systems Plc ................   117,000   1,696,500
   SunGard Data Systems Inc. (a) ......    83,000   2,863,500
   Synopsys Inc. (a) ..................    53,000   2,924,937
                                                   ------------


DISTRIBUTION & WHOLESALE -- 1.00%
   Ingram Micro Inc. (a) ..............    91,000   2,343,250

                                                       MARKET
                                           SHARES       VALUE
                                           ------       -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES -- 4.74%
   Capital One Financial Corp. ........    45,000  $2,505,937
   CIT Group Inc. .....................    84,000   2,425,500
   Heller Financial Inc. ..............    80,000   2,225,000
   Waddell & Reed Financial Inc. -
   Class A ............................   104,000   2,853,500
   Waddell & Reed Financial Inc. -
   Class B ............................    43,000   1,161,000
                                                   ------------


ELECTRONICAL COMPONENTS & EQUIPMENT-- 0.82%
   Molex Inc. .........................    61,300   1,930,950

ELECTRONICS -- 5.45%
   Analog Devices Inc. (a) ............    67,000   3,362,563
   Maxim Integrated Products Inc. (a) .    36,000   2,394,000
   Millipore Corp. ....................    26,500   1,074,906
   Sanmina Corp. (a) ..................    13,000     986,375
   SCI Systems Inc. (a) ...............    83,000   3,942,500
   Waters Corp. (a) ...................    20,300   1,078,437
                                                   ------------
                                                   12,838,781

ENTERTAINMENT -- 1.41%
   Mirage Resorts Inc. (a) ............    17,700     296,475
   Premier Parks Inc. .................    82,000   3,013,500
                                                   ------------
                                                    3,309,975

ENVIRONMENTAL CONTROL -- 1.75%
   Republic Services Inc. (a) .........   166,000   4,108,500

FOOD -- 5.21%
   Kroger Co. .........................    42,000   1,173,375
   Richfood Holdings Inc. (a) .........    73,000   1,286,625
   Suiza Foods Corp. (a) ..............    77,500   3,245,313
   U.S. Foodservice (a) ...............    75,000   3,196,875
   Whole Foods Market Inc. (a). .......    70,000   3,364,375
                                                   ------------
                                                   12,266,563

HEALTHCARE -- 4.14%
   Covance Inc. (a) ...................    88,000   2,106,500
   HCR Manor Care Inc. (a) ............    66,000   1,596,375
   Henry Schein Inc. (a) ..............    56,000   1,774,500
   Total Renal Care Holdings Inc. (a) .   121,000   1,883,063
   Wellpoint Health Networks Inc. (a) .    28,000   2,376,500
                                                   ------------
                                                    9,736,938

INSURANCE -- 3.31%
   Ace Ltd. ...........................    41,000   1,158,250
   Blanch (E.W.) Holdings Inc. ........    15,300   1,043,269
   MGIC Investment Corp. ..............    36,000   1,750,500
   Protective Life Corp. ..............    56,000   1,848,000
   Radian Group Inc. ..................    41,000   2,001,312
                                                   ------------
                                                    7,801,331

LEISURE TIME -- 3.76%
   Boyds Collection Ltd. (a) ..........    83,000   1,436,937
   Galileo International Inc. .........    79,000   4,221,563
   Royal Caribbean Cruises Ltd. .......    73,000   3,193,750
                                                   ------------
                                                    8,852,250

                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                                                       MARKET
                                           SHARES       VALUE
                                           '------       -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
MANUFACTURING -- 2.86%
   Danaher Corp. ......................    44,000  $2,557,500
   Pentair Inc. .......................    43,000   1,967,250
   Teleflex Inc. ......................    51,000   2,215,313
                                                   ------------
                                                    6,740,063

MEDIA -- 0.94%
   Clear Channel Communications, Inc.
   (a) ................................    10,000     689,375
   Univision Communications Inc. (a) ..    23,000   1,518,000
                                                   ------------
                                                    2,207,375

OIL & GAS PRODUCERS -- 2.98%
   BJ Services Co. ....................   113,000   3,326,437
   Ocean Energy Inc. (a) ..............   112,500   1,082,813
   Smith International Inc. (a) .......    59,900   2,601,906
                                                   ------------
                                                    7,011,156

PHARMACEUTICALS -- 7.42%
   ALZA Corp. (a) .....................    48,000   2,442,000
   Amerisource Health Corp. (a) .......    88,000   2,244,000
   Gilead Sciences Inc. (a) ...........    49,200   2,570,700
   MedImmune Inc. (a) .................    26,100   1,768,275
   Omnicare Inc. ......................   171,000   2,158,875
   Sepracor Inc. (a) ..................     4,300     349,375
   Shire Pharmaceuticals Plc (a) ......    23,800     618,800
   Sybron International Corp. (a) .....    95,000   2,618,438
   Teva Pharmaceutical Ltd. ...........    55,000   2,695,000
                                                   ------------
                                                   17,465,463

RETAIL -- 10.21%
  AutoZone Inc. (a) ...................    54,700   1,647,838
  BJ's Wholesale Club Inc. (a) ........   104,000   3,126,500
  Borders Group Inc. (a) ..............    74,000   1,170,125
  Circuit City Stores Inc. ............    63,000   5,859,000
  Costco Cos. Inc. ....................    25,000   2,001,562
  Family Dollar Stores Inc. ...........   115,000   2,760,000
  General Nutrition Cos. Inc. (a) .....    18,900     440,606
  MSC Industrial Direct Co. ...........    69,000     707,250
  Outback Steakhouse Inc. (a) .........    72,000   2,830,500
  Saks Inc. (a) .......................    40,000   1,155,000
  ShopKo Stores Inc. ..................    64,800   2,349,000
                                                   ------------
                                                   24,047,381

SEMICONDUCTORS -- 3.16%
  Kla-Tencor Corp. (a) ................    19,000   1,232,625
  PMC - Sierra Inc. (a) ...............    52,000   3,064,750
  Xilinx Inc. (a) .....................    55,000   3,148,750
                                                   ------------
                                                    7,446,125

                                                       MARKET
                                           SHARES       VALUE
                                           ------       -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
SOFTWARE -- 4.47%
   Acxiom Corp. (a) ...................    81,000  $2,019,937
   BMC Software Inc. (a) ..............    27,000   1,458,000
   Citrix Systems Inc. (a) ............    12,000     678,000
   Intuit Inc. (a) ....................    15,000   1,351,875
   National Data Corp. ................    56,000   2,394,000
   Parametric Technology Corp. (a).....   119,000   1,651,125
   Sterling Commerce Inc. (a) .........    26,900     981,850
                                                   ------------
                                                   10,534,787

TELECOMMUNICATIONS -- 4.34%
   Crown Castle International Corp.
   (a) ................................    54,000   1,123,875
   Omnipoint Corp. (a) ................    65,000   1,880,937
   Voicestream Wireless Corp. (a) .....   117,300   3,335,719
   Western Wireless Corp. (a) .........   144,000   3,888,000
                                                   ------------
                                                   10,228,531

TRANSPORTATION -- 0.22%
   C.H. Robinson Worldwide Inc. .......    14,100     518,175
                                                   ------------

          Total United States .........           215,461,938
                                                  -------------

              Total Common Stocks
           (cost $165,673,372) ........           217,451,619
                                                  -------------


                                        PRINCIPAL
                                           AMOUNT
                                           ------
SHORT TERM INVESTMENTS -- 7.67%

MONEY MARKET FUND -- 2.55%
   SSgA Money Market Fund, 4.83% (b) ..$5,994,274   5,994,274

U.S. GOVERNMENT AGENCIES -- 5.12%
   Federal Farm Credit Bank,
     4.75%, 07/06/1999 ................ 3,000,000   2,998,021
   Federal Home Loan Bank,
     5.02%, 07/23/1999 ................ 3,000,000   2,990,797
   Federal Home Loan Mortgage Corp.
     4.77%, 07/14/1999 ................ 2,000,000   1,996,555

     5.05%, 08/05/1999 ................ 3,000,000   2,985,271
    Federal National Mortgage
Association,
       4.85%, 07/13/1999 .............. 1,100,000   1,098,221
                                                   ------------

         Total U.S. Government
         Agencies .....................            12,068,865
                                                   ------------

            Total Short Term
            Investments
            (cost $18,063,139) ........            18,063,139
                                                   ------------

TOTAL INVESTMENTS -- 100%
   (cost $183,736,511) ................          $235,514,758
                                                 ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1999.

Based on the cost of investments of $183,741,075 for federal income tax purposes at June 30, 1999, the gross unrealized appreciation was $62,628,070, the gross unrealized depreciation was $10,854,387 and the net unrealized appreciation on investments was $51,773,683.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION


     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in thirty-six (37) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.
     The Trust is comprised of the following Series: JNL/Janus Aggressive Growth, JNL/Janus Capital Growth and JNL/Janus Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Growth for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/J.P. Morgan International & Emerging Markets and J.P. Morgan Enhanced S&P 500 Index for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investment Management, Inc. serves as the sub-adviser; Goldman Sachs/JNL Growth & Income for which Goldman Sachs Asset Management serves as the sub-adviser; Lazard/JNL Small Cap Value and Lazard/JNL Mid Cap Value for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced, Salomon Brothers/JNL Global Bond, Salomon Brothers/JNL High Yield Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser; and JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser. Jackson National Financial Services, LLC ("JNFS"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES


     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by broker-dealers. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

      JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.
     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Series may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the for-ward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.
     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of position hedges as of December 31, 1998.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     UNREGISTERED SECURITIES -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     OPTIONS TRANSACTIONS -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

     FUTURES CONTRACTS -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. . Upon entering into a futures contract, the Series is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Series receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Series as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     SHORT POSITIONS -- A Series may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     DOLLAR ROLL TRANSACTIONS -- The Salomon Broth-ers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, and Salomon Brothers/JNL Balanced Series may enter into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Series' Statements of Assets and Liabilities. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     REPURCHASE AGREEMENTS -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     REVERSE REPURCHASE AGREEMENTS -- A SerieS may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell are reflected in the Statement of Assets and Liabilities. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     SECURITIES LOANED -- The SerieS has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Series receives 65% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, div-idends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES


     The Trust has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFS.



                                              $0 TO     $50 TO   $100 TO   $150 TO  $200 TO   $250 TO   $300 TO   $350 TO     OVER
(M - MILLIONS)                                $50 M     $100 M    $150 M   $200 M    $250 M    $300 M    $350 M    $500 M    $500 M
--------------                                -----     ------    ------   ------    ------    ------    ------    ------    ------
JNL/Janus Aggressive Growth Series..........     .95%      .95%      .95%     .90%      .90%      .90%      .85%      .85%      .85%
JNL/Janus Capital Growth Series.............     .95%      .95%      .95%     .90%      .90%      .90%      .85%      .85%      .85%
JNL/Janus Global Equities Series............    1.00%     1.00%     1.00%     .95%      .95%      .95%      .90%      .90%      .90%
JNL/Alger Growth Series.....................    .975%     .975%     .975%    .975%     .975%     .975%      .95%      .95%      .90%
JNL/Alliance Growth Series..................    .775%     .775%     .775%    .775%     .775%      .70%      .70%      .70%      .70%
JNL/Eagle Core Equity Series................     .90%      .85%      .85%     .85%      .85%      .85%      .75%      .75%      .75%
JNL/Eagle SmallCap Equity Series............     .95%      .95%      .95%     .90%      .90%      .90%      .90%      .90%      .85%
JNL/J.P. Morgan International & Emerging
   Markets Series...........................    .975%      .95%      .95%     .95%      .90%      .90%      .90%      .85%      .85%
JNL/J.P. Morgan Enhanced S&P 500 Index
   Series...................................     .80%      .75%      .75%     .75%      .75%      .75%      .75%      .75%      .75%
JNL/PIMCO Total Return Bond Series..........     .70%      .70%      .70%     .70%      .70%      .70%      .70%      .70%      .70%
JNL/Putnam Growth Series*...................     .90%      .90%      .90%     .85%      .85%      .85%      .80%      .80%      .80%
JNL/Putnam Value Equity Series**............     .90%      .90%      .90%     .85%      .85%      .85%      .80%      .80%      .80%
Goldman Sachs/JNL Growth & Income Series....    .925%      .90%      .90%     .90%      .85%      .85%      .85%      .80%      .80%
Lazard/JNL Small Cap Value Series...........    1.05%     1.00%     1.00%    .975%     .975%     .975%     .925%     .925%     .925%
Lazard/JNL Mid Cap Value Series.............    .975%     .975%     .975%    .925%     .925%     .925%      .90%      .90%      .90%
PPM America/JNL Balanced Series***..........     .75%      .70%      .70%    .675%     .675%     .675%      .65%      .65%     .625%
PPM America/JNL High Yield Bond Series......     .75%      .70%      .70%    .675%     .675%     .675%      .65%      .65%     .625%
PPM America/JNL Money Market Series.........     .60%      .60%      .60%    .575%     .575%     .575%      .55%      .55%     .525%
Salomon Brothers/JNL Balanced Series........     .80%      .75%      .75%     .70%      .70%      .70%      .70%      .70%      .70%
Salomon Brothers/JNL Global Bond Series.....     .85%      .85%      .85%     .80%      .80%      .80%      .80%      .80%      .75%
Salomon Brothers/JNL High Yield Bond Series.     .80%      .75%      .75%     .70%      .70%      .70%      .70%      .70%      .70%
Salomon Brothers/JNL U.S. Government &
   Quality Bond Series......................     .70%      .70%      .70%     .65%      .65%      .65%      .60%      .60%      .55%
T. Rowe Price/JNL Established Growth Series.     .85%      .85%      .85%     .80%      .80%      .80%      .80%      .80%      .80%
T. Rowe Price/JNL International Equity
   Investment Series........................    1.10%     1.05%     1.05%    1.00%     1.00%     1.00%      .95%      .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....     .95%      .95%      .95%     .90%      .90%      .90%      .90%      .90%      .90%
JNL/S&P Conservative Growth Series I........     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Moderate Growth Series I............     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Aggressive Growth Series I..........     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Very Aggressive Growth Series I.....     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Equity Growth Series I..............     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Equity Aggressive Growth Series I...     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Conservative Growth Series II.......     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Moderate Growth Series II...........     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Aggressive  Growth Series II........     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Very Aggressive Growth Series II....     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Equity Growth Series II.............     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%
JNL/S&P Equity Aggressive Growth Series II..     .20%      .20%      .20%     .20%      .20%      .20%      .20%      .20%      .15%

--------------------------------------------------------------------------------
* Prior to May 1, 1997, the fee for the JNL/Putnam Growth Series was .90%, .85%, .80%, .75% and .70%, respectively.
** Prior to May 1, 1997, the fee for the JNL/Putnam Value Equity Series was .75%, .70%, .675%, .65% and .625%, respectively.
*** Prior to May 1, 1997, the fee for the PPM America/JNL Balanced Series was .90%, .80%, .75%, .70% and .65%, respectively.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     As compensation for their services, the sub-advisers receive fees from JNFS calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.


                                              $0 TO     $50 TO   $100 TO   $150 TO  $200 TO   $250 TO   $300 TO   $350 TO     OVER
(M - MILLIONS)                                $50 M     $100 M    $150M    $200 M    $250 M    $300M     $350 M    $500M     $500 M
--------------                                -----     ------    -----    ------    ------    -----     ------    -----     ------
JNL/Janus Aggressive Growth Series..........   .55%      .55%      .50%     .50%      .50%      .50%      .50%      .50%      .45%
JNL/Janus Capital Growth Series.............   .55%      .55%      .50%     .50%      .50%      .50%      .50%      .50%      .45%
JNL/Janus Global Equities Series............   .55%      .55%      .50%     .50%      .50%      .50%      .50%      .50%      .45%
JNL/Alger Growth Series.....................   .55%      .55%      .55%     .55%      .55%      .55%      .50%      .50%      .45%
JNL/Alliance Growth Series..................   .35%      .35%      .35%     .35%      .35%      .25%      .25%      .25%      .25%
JNL/Eagle Core Equity Series................   .45%      .40%      .40%     .40%      .40%      .40%      .30%      .30%      .30%
JNL/Eagle SmallCap Equity Series............   .50%      .50%      .50%     .45%      .45%      .45%      .45%      .45%      .40%
JNL/J.P. Morgan International & Emerging
   Markets Series...........................   .55%      .50%      .50%     .50%      .45%      .45%      .45%      .40%      .40%
JNL/J.P. Morgan Enhanced S&P 500
   Index Series.............................   .35%      .35%      .35%     .35%      .35%      .35%      .35%      .35%      .35%
JNL/PIMCO Total Return Bond Series..........   .25%      .25%      .25%     .25%      .25%      .25%      .25%      .25%      .25%
JNL/Putnam Growth Series*...................   .50%      .50%      .50%     .45%      .45%      .45%      .35%      .35%      .35%
JNL/Putnam Value Equity Series**............   .50%      .50%      .50%     .45%      .45%      .45%      .35%      .35%      .35%
Goldman Sachs/JNL Growth & Income Series....   .50%      .45%      .45%     .45%      .40%      .40%      .40%      .35%      .35%
Lazard/JNL Small Cap Value Series...........  .625%     .575%     .575%    .525%     .525%     .525%     .475%     .475%     .475%
Lazard/JNL Mid Cap Value Series.............   .55%     .525%     .525%    .475%     .475%     .475%      .45%      .45%      .45%
PPM America/JNL Balanced Series*............   .25%      .20%      .20%    .175%     .175%     .175%      .15%      .15%     .125%
PPM America/JNL High Yield Bond Series......   .25%      .20%      .20%    .175%     .175%     .175%      .15%      .15%     .125%
PPM America/JNL Money Market Series.........   .20%      .15%      .15%    .125%     .125%     .125%      .10%      .10%     .075%
Salomon Brothers/JNL Balanced Series........   .35%      .30%      .25%     .25%      .25%      .25%      .25%      .25%      .25%
Salomon Brothers/JNL Global Bond Series.....  .375%      .35%      .35%     .30%      .30%      .30%      .30%      .30%      .25%
Salomon Brothers/JNL High Yield Bond Series.   .35%      .30%      .25%     .25%      .25%      .25%      .25%      .25%      .25%
Salomon Brothers/JNL U.S. Government &
    Quality Bond Series.....................  .225%     .225%     .225%    .175%     .175%     .175%      .15%      .15%      .10%
JNL/S&P Conservative Growth Series I........   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Moderate Growth Series I............   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Aggressive Growth Series I..........   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Very Aggressive Growth Series I.....   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Equity Growth Series I..............   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Equity Aggressive Growth Series I...   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Conservative Growth Series II.......   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Moderate Growth Series II...........   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Aggressive  Growth Series II........   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Very Aggressive Growth Series II....   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Equity Growth Series II.............   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%
JNL/S&P Equity Aggressive Growth Series II..   .10%      .10%      .10%     .10%      .10%      .10%      .10%      .10%     .075%


                                                                                  $0 TO      $20 TO      $50 TO
                                                                                  $20 M       $50 M      $200 M      $200 M+
                                                                                  -----       -----      ------      -------
T. Rowe Price/JNL Established Growth Series.............................          .45%         .40%      .40%***      .40%
T. Rowe Price/JNL International Equity Investment Series................          .75%         .60%      .50%         .50%***
T. Rowe Price/JNL Mid-Cap Growth Series.................................          .60%         .50%      .50%***      .50%

--------------------------------------------------------------------------------
     * Prior to May 1, 1997, the sub-advisory fees for these Series were payable to Phoenix Investment Counsel, Inc. and were: $0 to $50 million - .50%; $50 to $150 million - .40%; $150 to $300 million - .30%; $300 to $500 million -
     .25%; over $500 million - .20%.

** Prior to May 1, 1997, the sub-advisory fee for this Series was payable to PPM America, Inc. and was: $0 to $50 million - .25%; $50 to $150 million - .20%; $150 to $300 million - .175%; $300 to $500 million - .15%; over $500 million - .125%.

*** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     Through December 31, 1998, JNFS voluntarily agreed to reimburse each of the Series for annual expenses (excluding the management fee) in excess of 0.15% of average daily net assets. Effective January 1, 1999, these voluntary reimbursements have been replaced by an administrative fee of 0.10% of average daily net assets payable to JNFS. In exchange for this fee, JNFS provides or procures all necessary administrative functions and services for the operation of each Series.

       Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation of $24,000 for the six months ended June 30, 1999.

     During the period ended June 30, 1999, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, Goldman Sachs/JNL Growth & Income Series, Salomon Brothers/JNL Balanced Series and T. Rowe Price/JNL International Equity Investment Series paid $213,348, $96, $2,820, $401, $264, and $1,434, respectively, to affiliates of the Trust for brokerage fees on the execution of purchases and sales of portfolio investments.


 NOTE 4.  SECURITY TRANSACTIONS


     During the period ended June 30, 1999, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                 COST OF             PROCEEDS FROM SALES
                                                                                PURCHASES               AND MATURITIES
                                                                                ---------               --------------
JNL/Janus Aggressive Growth Series..............................................  $  203,113               $   110,543
JNL/Janus Capital Growth Series.................................................     136,467                    86,890
JNL/Janus Global Equities Series................................................     118,054                    66,973
JNL/Alger Growth Series.........................................................     201,114                   116,977
JNL/Alliance Growth Series......................................................       6,558                     2,448
JNL/Eagle Core Equity Series....................................................      38,672                    22,227
JNL/Eagle SmallCap Equity Series................................................      16,442                     9,602
JNL/JPM International & Emerging Markets Series.................................       2,130                     1,727
JNL/J.P. Morgan Enhanced S&P 500 Index Series...................................       5,170                       212
JNL/PIMCO Total Return Bond Series..............................................       4,285                     2,055
JNL/Putnam Growth Series........................................................     187,295                    96,677
JNL/Putnam Value Equity Series..................................................     154,817                   102,622
Goldman Sachs/JNL Growth & Income Series........................................       3,352                     2,918
Lazard/JNL Small Cap Value Series...............................................       1,673                     1,337
Lazard/JNL Mid Cap Value Series.................................................       3,234                     3,086
PPM America/JNL Balanced Series.................................................      49,903                    18,760
PPM America/JNL High Yield Bond Series..........................................      78,014                    45,910
Salomon Brothers/JNL Balanced Series............................................       4,714                     2,234
Salomon Brothers/JNL Global Bond Series.........................................      89,467                    78,694
Salomon Brothers/JNL High Yield Bond Series.....................................       4,135                     1,964
Salomon Brothers/JNL U.S. Government & Quality Bond Series......................     222,796                   199,475
T. Rowe Price/JNL Established Growth Series.....................................     106,703                    64,562
T. Rowe Price/JNL International Equity Investment Series........................      15,242                     5,274
T. Rowe Price/JNL Mid-Cap Growth Series.........................................      72,160                    57,361
JNL/S&P Conservative Growth Series I............................................      31,571                     3,813
JNL/S&P Moderate Growth Series I................................................      47,178                     7,042
JNL/S&P Aggressive Growth Series I .............................................      14,869                     3,795
JNL/S&P Very Aggressive Growth Series I.........................................       9,302                     4,597
JNL/S&P Equity Growth Series I..................................................      23,761                     4,421
JNL/S&P Equity Aggressive Growth Series I.......................................       5,356                     1,554
JNL/S&P Conservative Growth Series II...........................................       3,248                     1,060
JNL/S&P Moderate Growth Series II...............................................       5,012                     1,928
JNL/S&P Aggressive  Growth Series II............................................       2,006                       673
JNL/S&P Very Aggressive Growth Series II........................................       1,213                       621
JNL/S&P Equity Growth Series II.................................................       1,807                       860
JNL/S&P Equity Aggressive Growth Series II......................................         497                       312

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     Included in these transactions were purchases and sales of U.S. Government obligations of $1,567,109 and $2,055,242 in the JNL/PIMCO Total Return Bond Series; $17,702,539 and $2,568,798 in the PPM America/JNL Balanced Series; $513,209 and $425,120 in the Salomon Brothers/JNL Balanced Series; $7,247,080 and $5,250,018 in the Salomon Brothers/JNL Global Bond Series; $33,032,718 and $25,969,550 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.


 NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the period ended June 30, 1999 were as follows:



                                                                  SHARES      DISTRIBUTIONS      SHARES      NET INCREASE
                                                                PURCHASED      REINVESTED       REDEEMED      (DECREASE)
                                                                ---------      ----------       --------      ----------
JNL/Janus Aggressive Growth Series........................        5,695,830              -      (2,244,719)     3,451,111
JNL/Janus Capital Growth Series...........................        2,944,390              -      (1,023,756)     1,920,634
JNL/Janus Global Equities Series..........................        4,205,728              -      (1,456,972)     2,748,756
JNL/Alger Growth Series...................................        4,811,446              -      (1,062,813)     3,748,633
JNL/Alliance Growth Series................................          394,006              -         (94,156)       299,850
JNL/Eagle Core Equity Series..............................        5,695,830              -      (2,244,719)     3,451,111
JNL/Eagle SmallCap Equity Series..........................        1,458,833              -        (886,620)       572,213
JNL/J.P. Morgan International & Emerging Markets Series...           46,313              -         (17,210)        29,103
JNL/J.P. Morgan Enhanced S&P 500 Index Series.............          500,000              -                -       500,000
JNL/PIMCO Total Return Bond Series........................          392,466              -        (105,289)       287,177
JNL/Putnam Growth Series..................................        5,043,841              -        (948,581)     4,095,260
JNL/Putnam Value Equity Series ...........................        4,635,623              -      (1,144,610)     3,491,013
Goldman Sachs/JNL Growth & Income Series..................          384,643              -        (250,073)       134,570
Lazard/JNL Small Cap Value Series.........................          135,039              -         (71,827)        63,212
Lazard/JNL Mid Cap Value Series...........................          187,899              -        (153,903)        33,996
PPM America/JNL Balanced Series ..........................        3,051,528              -      (1,021,025)     2,030,503
PPM America/JNL High Yield Bond Series....................        3,902,346              -      (1,451,208)     2,451,138
PPM America/JNL Money Market Series.......................      110,902,293      1,641,619     (73,425,495)    39,118,417
Salomon Brothers/JNL Balanced Series......................          310,581              -         (55,932)       254,649
Salomon Brothers/JNL Global Bond Series...................        2,306,408              -        (725,817)     1,580,591
Salomon Brothers/JNL High Yield Bond Series...............          276,338              -         (54,966)       221,372
Salomon Brothers/JNL U.S. Government & Quality Series.....        4,289,495              -      (1,495,435)     2,794,060
T. Rowe Price/JNL Established Growth Series...............        3,284,671              -      (1,058,809)     2,225,862
T. Rowe Price/JNL International Equity Investment Series..        1,852,101              -      (1,073,861)       778,240
T. Rowe Price/JNL Mid-Cap Growth Series...................        2,306,236              -      (1,402,403)       903,833
JNL/S&P Conservative Growth Series I......................        2,672,896              -        (143,819)     2,529,077
JNL/S&P Moderate Growth Series I..........................        3,706,703              -        (166,649)     3,540,054
JNL/S&P Aggressive Growth Series I........................          972,796              -         (29,019)       943,777
JNL/S&P Very Aggressive Growth Series I...................          695,432              -        (319,635)       375,797
JNL/S&P Equity Growth Series I............................        1,742,809              -         (68,680)     1,674,129
JNL/S&P Equity Aggressive Growth Series I.................          367,956              -         (42,817)       325,139
JNL/S&P Conservative Growth Series II.....................          247,264              -         (25,553)       221,711
JNL/S&P Moderate Growth Series II.........................          370,193              -         (85,933)       284,260
JNL/S&P Aggressive Growth Series II.......................          141,630              -         (18,778)       122,852
JNL/S&P Very Aggressive Growth Series II..................           94,426              -         (43,876)        50,550
JNL/S&P Equity Growth Series II...........................          124,261              -         (37,823)        86,438
JNL/S&P Equity Aggressive Growth Series II................           35,264              -         (18,659)        16,605

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     Transactions of trust shares for the period ended December 31, 1998 were as follows:



                                                                  SHARES      DISTRIBUTIONS      SHARES      NET INCREASE
                                                                PURCHASED      REINVESTED       REDEEMED      (DECREASE)
                                                                ---------      ----------       --------      ----------
JNL Aggressive Growth Series..............................        4,451,840        263,586      (2,814,258)     1,901,168
JNL Capital Growth Series.................................        2,081,514        377,423      (1,572,974)       885,963
JNL Global Equities Series................................        4,094,524         32,381      (1,899,732)     2,227,173
JNL/Alger Growth Series...................................        4,446,364        353,439      (2,427,134)     2,372,669
JNL/Alliance Growth Series................................          498,168              -        (153,701)       344,467
JNL/Eagle Core Equity Series..............................        1,918,710         16,605        (463,692)     1,471,623
JNL/Eagle SmallCap Equity Series..........................        2,110,019         13,324        (680,929)     1,442,414
JNL/JPM International & Emerging Markets Series...........          508,566          2,874          (2,780)       508,660
JNL/PIMCO Total Return Bond Series........................          716,223         23,389        (136,217)       603,395
JNL/Putnam Growth Series..................................        4,482,876         15,226      (1,460,926)     3,037,176
JNL/Putnam Value Equity Series ...........................        5,600,351        385,529      (1,697,387)     4,288,493
Goldman Sachs/JNL Growth & Income Series..................          752,447          3,641        (277,049)       479,039
Lazard/JNL Small Cap Value Series.........................          565,084            498         (13,589)       551,993
Lazard/JNL Mid Cap Value Series...........................          617,890          1,422        (105,454)       513,858
PPM America/JNL Balanced Series ..........................        2,985,317        442,356        (880,851)     2,546,822
PPM America/JNL High Yield Bond Series....................        5,394,697        805,170      (2,345,246)     3,854,621
PPM America/JNL Money Market Series.......................      129,092,539      2,626,262    (117,177,667)    14,541,134
Salomon Brothers/JNL Balanced Series......................          482,460          6,324        (171,191)       317,593
Salomon Brothers/JNL Global Bond Series...................        2,316,775        286,287      (1,391,870)     1,211,192
Salomon Brothers/JNL High Yield Bond Series...............          823,839         41,235         (94,744)       770,330
Salomon Brothers/JNL U.S. Government & Quality Series.....        4,532,896        266,200      (1,452,316)     3,346,780
T. Rowe Price/JNL Established Growth Series...............        5,041,045        511,898      (2,125,680)     3,427,263
T. Rowe Price/JNL International Equity Investment Series..        1,460,409         80,671      (2,838,400)   (1,297,320)
T. Rowe Price/JNL Mid-Cap Growth Series...................        3,774,173        296,099      (2,103,504)     1,966,768
JNL/S&P Conservative Growth Series I......................        1,024,973              -         (67,122)       957,851
JNL/S&P Moderate Growth Series I..........................        1,377,193              -        (190,840)     1,186,353
JNL/S&P Aggressive Growth Series I........................          624,029              -        (217,328)       406,701
JNL/S&P Very Aggressive Growth Series I...................          315,185              -         (96,995)       218,190
JNL/S&P Equity Growth Series I............................          521,045              -         (47,680)       473,365
JNL/S&P Equity Aggressive Growth Series I.................          335,228              -         (34,119)       301,109
JNL/S&P Conservative Growth Series II.....................        1,046,311              -        (867,935)       178,376
JNL/S&P Moderate Growth Series II.........................          417,228              -        (137,886)       279,342
JNL/S&P Aggressive Growth Series II.......................           53,405              -         (26,840)        26,565
JNL/S&P Very Aggressive Growth Series II..................           41,171              -         (26,850)        14,321
JNL/S&P Equity Growth Series II...........................           89,401              -         (29,602)        59,799
JNL/S&P Equity Aggressive Growth Series II................           45,798              -         (24,182)        21,616

NOTE 6.  FOREIGN SECURITIES


     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.
Government.


NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


     At December 31, 1998 the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of $1,283,738, $2,303,438, $8,338, ($3,392), and ($1,908), in the
JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/J.P. Morgan International & Emerging Markets Series, Salomon Brothers/JNL Global Bond Series, and T. Rowe Price/ JNL Established Growth Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements.